                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 2-94996

                            THE HUDSON RIVER TRUST
            1345 Avenue of the Americas -- New York, New York 10105

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 1998
                           (AS AMENDED JULY 1, 1998)


This Statement of Additional Information is not a prospectus. It should be read in conjunction with The Hudson River Trust ("Trust") Prospectus dated May 1,
1998 relating to Class IB shares and retained for future reference. This
Statement of Additional Information relates to the Trust's Class IB shares. A separate Statement of Additional Information relates to the Trust's Class IA shares.

A copy of the Prospectus to which this Statement of Additional Information relates is available at no charge by writing the Trust at the above address.

                               TABLE OF CONTENTS

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                                                                            PAGE
                                                                            ----
     General Information and History .....................................    2
     Investment Restrictions of the Portfolios ...........................    4
     Description of Certain Securities in Which the Portfolios May Invest     7
     Management of the Trust .............................................   20
     Investment Advisory and Other Services ..............................   25
     Brokerage Allocation ................................................   27
     Trust Expenses and Other Charges ....................................   29
     Purchase and Pricing of Securities ..................................   29
     Certain Tax Considerations ..........................................   31
     Portfolio Performance ...............................................   32
     Other Services ......................................................   35
     Financial Statements ................................................   39
     Appendix A--Description of Commercial Paper Ratings .................  A-1

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HRT-SAI (5/98)  Copyright 1998. The Hudson River Trust. All rights reserved.

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GENERAL INFORMATION AND HISTORY

THE TRUST

The Hudson River Trust is an open-end management investment company--a type of company commonly known as a "mutual fund." It is registered as such under the Investment Company Act of 1940, as amended ("Investment Company Act").
Originally organized as a Maryland corporation, the Trust's operations commenced on March 22, 1985. On July 10, 1987, the Trust was reorganized as a
Massachusetts business trust. Shares of each Portfolio are divided into two classes: Class IA shares and Class IB shares. Class IA shares are offered at net asset value pursuant to a separate Statement of Additional Information and a related prospectus and are not subject to fees imposed under any distribution plan. Class IB shares are offered at net asset pursuant to this Statement of Additional Information and a related prospectus and are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act. Prior to October 1,
1996, the Trust offered only Class IA shares.

The two classes of shares are offered under the Trust's multiple class distribution system approved by the Trust's Board of Trustees on June 7, 1996 and are designed to allow promotion of insurance products that invest in the Trust through alternative distribution channels. Under the Trust's multi-class system, shares of each class of a Portfolio represent an equal pro rata interest in the assets of that Portfolio and, generally, have identical voting, dividend, liquidation, and other rights, other than with respect to the payment of distribution fees under the Distribution Plan.

The Trust continuously offers its shares exclusively to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, "Contracts"). Class
IB shares are sold only to an insurance company separate account of The
Equitable Life Assurance Society of the United States ("Equitable"). Currently, the Trust's shareholders of Class IA shares are a separate account of Equitable, a separate account of Integrity Life Insurance Company, a separate account of American Franklin Life Insurance Company, a separate account of Transamerica Occidental Life Insurance Company and a separate account of SAFECO
Life Insurance Company, all of which are insurance companies unaffiliated with Equitable. The Trust may offer its shares to separate accounts of other insurance companies, regardless of whether they are affiliated with Equitable.
As of March 31, 1998, Equitable owned approximately 99.7% of the Trust's outstanding Class IA shares and all of the Trust's outstanding class IB shares and, as a result, may be deemed to control the Trust.

As a "series" investment company, the Trust issues separate series of shares of beneficial interest, each of which represents a separate portfolio
("Portfolio") of investments. Each Portfolio resembles a separate fund issuing a separate class of stock. The Alliance Common Stock and Alliance Money Market
Portfolios are the successors to Separate Accounts I and II of Equitable
Variable Life Insurance Company, formerly a wholly owned subsidiary of Equitable that was merged into Equitable as of January 1, 1997 ("Equitable
Variable"). (See "Description of Reorganization and Other Matters.") The
Alliance Balanced and Alliance Aggressive Stock Portfolios received their initial funding on January 27, 1986 from Equitable Variable. The Alliance High
Yield Portfolio received its initial funding on January 2, 1987. The Alliance
Global Portfolio received its initial funding on August 27, 1987. The Alliance
Conservative Investors and Alliance Growth Investors Portfolios received their initial funding on October 2, 1989. The Alliance Intermediate Government
Securities Portfolio received its initial funding on April 1, 1991. The
Alliance Quality Bond and Alliance Growth and Income Portfolios received their initial funding on October 1, 1993. The Alliance Equity Index Portfolio received its initial funding on March 1, 1994. The Alliance International
Portfolio received its initial funding on April 3, 1995. The Alliance Small Cap
Portfolio received its initial funding on May 1, 1997.

Because of current Federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contractowners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. As of March 31, 1998, to the Trust's knowledge, no Contractowners other than those set forth below owned Contracts entitling such persons to give voting instructions regarding more than 5% of either class of the outstanding shares of a Portfolio.

                                       2
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                                   CLASS IA

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
                                                                                                        ALLIANCE INTERMEDIATE
                                                    ALLIANCE QUALITY             ALLIANCE GLOBAL        GOVERNMENT SECURITIES
                                                     BOND PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                               --------------------------   -------------------------   ----------------------
                                                   UNITS          % OF         UNITS          % OF        UNITS        % OF
                                                   OWNED       PORTFOLIO       OWNED       PORTFOLIO      OWNED      PORTFOLIO
                                               ------------   -----------   -----------   -----------   ---------   ----------
Boston Safe Deposit and Trust Co.* .........   11,980,306     53.1
Equitable Realty Assets Corp. ..............                                3,890,112     5.5
PNC Bank, N.A.** ...........................                                                            860,079          6.0

----------
 * Boston Safe Deposit and Trust Co., successor Trustee and Master Trust Agreement for SBC Communications, Inc.'s Deferred Compensation Plans and Other Executive Benefit Plans.

** PNC Bank, N.A. under Ashland Inc. Executive and Director Retirement Benefit
   Security Trust.


The principal addresses of Boston Safe Deposit and Trust Co., Equitable Realty Assets Corp. and PNC Bank, N.A. are 175 East Houston Street, San Antonio, Texas, 9000 Central Park Avenue, Atlanta, Georgia, and 1000 Ashland Drive, Ashland, Kentucky, respectively.

Were such a substantial Contractowner's funds withdrawn from the Trust or transferred to a different Portfolio at the Contractowner's request, the Trust could be forced to sell portfolio securities at disadvantageous prices.

LEGAL CONSIDERATIONS

Under Massachusetts law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trust has agreed to be bound by the procedures set forth in
Section 16(c) of the Investment Company Act, and accordingly, shareholders of record of not less than two-thirds of the outstanding shares of the Trust (including both Class IA and Class IB shares) may remove a Trustee by a vote cast in person or by proxy at a meeting called for that purpose.

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee. Amendments to the Declaration of Trust of the Trust generally require the affirmative vote of a majority of the outstanding shares of the Trust.

The shares of each Portfolio, when issued, will be fully paid and non-assessable by the Trust and will have no preference, preemptive, conversion, exchange or similar rights.

Under Massachusetts law, in certain circumstances shareholders may be held personally liable as partners for the obligations of a business trust such as the Trust. The shareholders of the Trust are the insurance companies whose separate accounts invest in it. The Trust's Declaration of Trust contains provisions designed to protect shareholders from such liability to the extent of the Trust's assets. As a result, the risk of personal liability for the insurance company shareholders is remote.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust permits the Trust to purchase and maintain on behalf of the Trustees insurance against certain liabilities.

DESCRIPTION OF REORGANIZATION AND OTHER MATTERS

The following transactions, referred to as the Reorganization, were effected simultaneously on March 22, 1985, pursuant to an Agreement and Plan of Reorganization dated November 20, 1984, entered into by Equitable Variable, Separate Accounts I and II, and The Hudson River Fund, Inc. (the "Fund"), the predecessor of the Trust.

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Equitable Variable divided Separate Account I into two divisions, a Common
Stock Division and a Money Market Division. Separate Account II was combined with Separate Account I (the "Continuing Separate Account"). Rather than investing directly, the Common Stock Division and the Money Market Division of the Continuing Separate Account invested in shares of the Fund, which, in turn, invested in diversified portfolios of common stock or money market investments.

In order for the Fund to commence operations, all the investment assets of Separate Accounts I and II (together with any related liabilities) were transferred to the Common Stock and Money Market Portfolios of the Fund, respectively, in exchange for shares in those Portfolios having an equivalent aggregate net asset value.

On September 30, 1987, all of the Fund's assets and liabilities were transferred to the Trust, pursuant to an Agreement and Plan of Reorganization (the "Plan") between the Fund and the Trust. The Plan was proposed to shareholders in order to permit greater operating flexibility and efficiencies. The Plan provided for changes of domicile (from Maryland to Massachusetts) and of form of organization (from a corporation to a business trust). However, in all other material respects the Trust was identical to the Fund immediately prior to the execution of the Plan.

At a meeting held on April 9, 1997, the shareholders of the Trust approved the amendment and restatement of the Trust's Agreement and Declaration of Trust. On April 16, 1997 the Agreement and Declaration of Trust was amended and restated, and filed with the office of the Secretary of the Commonwealth of Massachusetts.


INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

FUNDAMENTAL RESTRICTIONS

The following restrictions apply to all of the Portfolios and are fundamental. Unless permitted by law, they will not be changed for any Portfolio without a vote of that Portfolio's shareholders.

None of the Portfolios will:

    o underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain Federal securities laws;

    o make short sales of securities, except when it has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as it is in a short position;

    o    issue senior securities;

    o purchase real estate or mortgages; however, the Portfolios may, as appropriate and consistent with their investment policies and other investment restrictions, buy securities of issuers which engage in real estate operations and securities which are secured by interests in real estate (including partnership interests and shares of real estate investment trusts), and may hold and sell real estate acquired as a result of ownership of such securities;

    o purchase any security on margin or borrow money, except that this restriction shall not apply to borrowing from banks for temporary purposes, to the pledging of assets to banks in order to transfer funds for various purposes as required without interfering with the orderly liquidation of securities in a Portfolio (but not for leveraging purposes), to margin payments or pledges in connection with options, futures contracts, options on futures contracts, forward contracts or options on foreign currencies or, with respect to the Alliance Quality Bond Portfolio, to transactions in interest rate swaps, caps and floors; or

    o make loans (including lending cash or securities), except that this restriction shall not apply to the Alliance High Yield and Alliance Intermediate Government Securities Portfolios. Additionally, each of the other Portfolios may make loans of portfolio securities not exceeding 50% of the value of that Portfolio's total assets. This restriction does not prevent a Portfolio from purchasing debt

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         obligations in which a Portfolio may invest consistent with its investment policies, or from buying government obligations, short-term commercial paper, or publicly-traded debt, including bonds, notes, debentures, certificates of deposit, and equipment trust certificates, nor does this restriction apply to loans made under insurance policies or through entry into repurchase agreements to the extent they may be viewed as loans.

Each Portfolio, except as noted below, elects not to "concentrate" investments in an industry, as that concept is defined under applicable Federal securities laws. In general, this means that no Portfolio will make an investment in an industry if that investment would make the Portfolio's holdings in that industry exceed 25% of the Portfolio's assets. However, this restriction does not apply to investments by the Alliance Money Market Portfolio in certificates of deposit or securities issued and guaranteed by domestic banks. Furthermore, the U.S. Government, its agencies and instrumentalities are not considered members of any industry. Each Portfolio intends to be "diversified," as that term is defined under the Investment Company Act. In general, this means that no Portfolio will make an investment unless, when considering all its other investments, 75% of the value of the Portfolio's assets would consist of cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For the purposes of this restriction, "other securities" are limited for any one issuer to not more than 5% of the value of the Portfolio's total assets and to not more than 10% of the issuer's outstanding voting securities. As a matter of operating policy, each Portfolio will not consider repurchase agreements to be subject to the above-stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of U.S. Government securities and such repurchase agreements are fully collateralized.

Further, as a matter of operating policy, the Alliance Money Market Portfolio will invest no more than 5% of the value of its total assets in securities of any one issuer, other than U.S. Government securities, except that the Alliance Money Market Portfolio may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 under the Investment Company Act) of a single issuer for a period of up to three business days after the purchase of such security. Further, as a matter of operating policy, the Alliance Money Market Portfolio will not invest more than (i) the greater of 1% of its total assets or $1,000,000 in Second Tier Securities (as defined in Rule 2a-7 under the Investment Company Act) of a single issuer and (ii) 5% of its total assets, at the time a Second Tier Security is acquired, in Second Tier Securities.

These policies of the Portfolios with respect to concentration and diversification will not be changed for any Portfolio without a vote of that Portfolio's shareholders, unless permitted by law.


NON-FUNDAMENTAL RESTRICTIONS

The following investment restrictions apply to all of the Portfolios, but are not fundamental. They may be changed for any Portfolio without a vote of that Portfolio's shareholders.

None of the Portfolios will:

    o invest more than 15% of its net assets in securities restricted as to disposition under Federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days; however, this restriction will not apply to securities sold pursuant to Rule 144A under the Securities Act of 1933, so long as such securities meet liquidity guidelines to be established by the Trust's Board of Trustees;

    o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Portfolio); however, the Alliance Global and Alliance International Portfolios may trade in foreign exchange without limitation in connection with their foreign currency hedging strategies; and the Alliance High Yield, Alliance Quality Bond, Alliance Growth and Income, Alliance Conservative Investors, Alliance Balanced, Alliance Common Stock, Alliance Aggressive Stock, Alliance Growth Investors and Alliance Small Cap Growth Portfolios may trade in foreign exchange in connection with their foreign currency hedging strategies, provided the amount of foreign exchange underlying such a Portfolio's currency hedging transactions does not exceed 10% of such Portfolio's assets;

    o acquire securities of any company that is a securities broker or dealer, a securities underwriter, an investment adviser of an investment company, or an investment adviser registered under the Investment Advisers Act of 1940 (other than any such company that derives no more than 15% of its gross revenues from securities related activities), except that the Portfolios (other than the Alliance Money Market Portfolio) may purchase bank, trust company, and bank holding company stock, and except that each of the Portfolios may invest, in accordance with Rule 12d3-1 under the Investment Company Act, up to 5% of its total assets in any such company provided that it owns no more than 5% of the outstanding equity securities of any class plus 10% of the outstanding debt securities of such company; or

    o make an investment in order to exercise control or management over a company.

In addition, none of the Portfolios will invest more than 5% of its assets in the securities of any one investment company, own more than 3% of any one investment company's outstanding voting securities, or have total holdings of investment company securities in excess of 10% of the value of the Portfolio's assets.


ADDITIONAL INVESTMENT RESTRICTION APPLICABLE TO THE ALLIANCE COMMON STOCK, ALLIANCE BALANCED, ALLIANCE AGGRESSIVE STOCK AND ALLIANCE CONSERVATIVE INVESTORS PORTFOLIOS

The Alliance Common Stock, Alliance Balanced, Alliance Aggressive Stock and Alliance Conservative Investors Portfolios will operate under the general investment restrictions described above. In addition, they will not:

    o acquire securities of investment companies not registered under the Investment Company Act.


ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE TO THE ALLIANCE MONEY MARKET PORTFOLIO

The Alliance Money Market Portfolio will operate under the general investment restrictions described above. In addition, it will not:

    o invest more than 10% of its assets in securities restricted as to disposition under Federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days; however, this restriction will not apply to securities sold pursuant to Rule 144A under the Securities Act of 1933, so long as such securities meet liquidity guidelines to be established by the Trust's Board of Trustees;

    o    purchase oil and gas interests;

    o    purchase or write puts or calls (options); or

    o purchase equity securities, voting securities other than securities of registered investment companies with investment policies not substantially broader than those of the Portfolio (subject to the above percentage limitations) or local or state government securities.

The Alliance Money Market Portfolio will invest only in funds whose investment policies are similar to or narrower than those of the Portfolio. It is expected that such investments would be made in funds designed for institutional investors such as the Portfolio and would be used for amounts which might otherwise be left uninvested because they do not meet the minimums necessary for other permitted investments or to take advantage of higher yields available at that time in such funds.


ADDITIONAL INVESTMENT RESTRICTION APPLICABLE TO THE ALLIANCE HIGH YIELD AND ALLIANCE GROWTH INVESTORS PORTFOLIOS

The Alliance High Yield and Alliance Growth Investors Portfolios will operate under the general investment restrictions described above. In addition, each will not:

    o invest more than 10% of its total assets in (i) fixed income securities which are rated lower than B3 by Moody's Investors Service, Inc. ("Moody's") or B- by Standard & Poor's ("S&P") or are unrated, and (ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 by Moody's or B- by S&P, or is unrated; however this restriction will not apply to (A) fixed income securities which, in the opinion of the Trust's investment adviser, have similar characteristics to securities which are rated B3 or higher by Moody's or B- or higher by S&P, or (B) money market instruments of any entity that has an unsecured issue of outstanding debt which, in the opinion of the Trust's investment adviser, has similar characteristics to securities which are so rated.


DESCRIPTION OF CERTAIN SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST

REPURCHASE AGREEMENTS

All of the Portfolios, except the Alliance Equity Index Portfolio, may enter into repurchase agreements. Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Portfolio to resell the debt instruments at a fixed price and time, thereby determining the yield during the Portfolio's holding period.

Repurchase agreements may exhibit the characteristics of loans by the Portfolio. During the term of the repurchase agreement, the Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. A Portfolio enters into repurchase agreements with respect to U.S. Government obligations, certificates of deposit, or bankers' acceptances with registered broker-dealers, U.S. Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Trust's investment adviser, Alliance Capital Management L.P. ("Alliance"), pursuant to guidelines adopted by the Board of Trustees. Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities. No Portfolio will enter into a repurchase agreement maturing in more than seven days if as a result more than 15% (10%, in the case of the Alliance Money Market Portfolio) of the Portfolio's net assets would be invested in "illiquid securities."

If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the agreement, the Portfolio would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral may be delayed or limited and a loss may be incurred.


FORWARD COMMITMENTS AND WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Portfolios may enter into forward commitments for the purchase or sale of securities and may purchase or sell securities on a "when-issued" or "delayed delivery" basis. Forward commitments and when-issued or delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery taking place in the future in order to secure what Alliance considers to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis, it does not pay for the securities until they are received, and the Portfolio is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments, when-issued or delayed delivery commitments.

A Portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although a Portfolio may close out its position prior to the settlement date by entering into a matching sale transaction.

Although none of the Portfolios intends to make such purchases for speculative purposes, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a Portfolio's payment obligation).


WARRANTS

All the Portfolios, except the Alliance Money Market Portfolio, may purchase warrants and similar rights, which are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move in parallel with the prices of the underlying securities, and warrantholders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.


FOREIGN SECURITIES

Each Portfolio, except the Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may invest in foreign securities. Each of the Alliance Common Stock, Alliance Balanced, Alliance Quality Bond, Alliance Aggressive Stock and Alliance Small Cap Growth Portfolios has the discretion to invest a portion of its assets in foreign securities. Generally, this amount will not exceed 20% of each Portfolio's total assets. The Alliance Money Market Portfolio may invest up to 20% of its assets in foreign money market instruments denominated in U.S. dollars. The Alliance Conservative Investors Portfolio may invest up to 15% of its assets in foreign securities, the Alliance Growth Investors Portfolio may invest up to 30% of its assets in foreign securities, and the Alliance Growth and Income Portfolio may invest up to 25% of its assets in foreign securities. The Alliance High Yield Portfolio may purchase foreign securities, provided the value of issues denominated in foreign currencies shall not exceed 20% of the Portfolio's total assets and the value of issues denominated in U.S. dollars shall not exceed 25% of the Portfolio's total assets.

No percentage limitation applies to investments in foreign securities by the Global Portfolio or the International Portfolio.

Foreign securities involve currency risks. The value of a foreign security denominated in a foreign currency changes with fluctuations in exchange rates. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Foreign securities may be subject to foreign government taxes which reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls.

The prices of such securities may be more volatile than those of domestic securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States, and settlements may be slower and may be subject to failure. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

For many foreign securities, there are U.S. dollar-denominated American Depository Receipts (ADRs) which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks or trust companies and for which market quotations are readily available. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, the Portfolios will avoid currency risks which might occur during the settlement period for either purchases or sales. A Portfolio may purchase foreign securities directly, as well as through ADRs.


MORTGAGE-BACKED SECURITIES

Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Treasury. GNMA certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the certificate.

In addition to GNMA certificates, a Portfolio (other than the Alliance Equity Index Portfolio) may invest in mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA, a federally chartered and privately-owned corporation, issues mortgage-backed pass-through securities which are guaranteed as to timely payment of principal and interest by FNMA. FHLMC, a corporate instrumentality of the United States whose stock is owned by the Federal Home Loan Banks, issues participation certificates which represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States. If other fixed or variable rate pass-through mortgage-backed securities issued by the U.S. Government or its agencies or instrumentalities are developed in the future, the Portfolios reserve the right to invest in them.

The Portfolios (other than the Alliance Equity Index Portfolio) may also invest in other types of mortgage-backed securities issued by governmental or non-governmental entities, such as banks and other mortgage lenders. These other instruments include collateralized mortgage obligations ("CMOs"), mortgage pass-through bonds and mortgage-backed bonds. Non-governmental securities may offer a higher yield but may also be subject to greater price fluctuation and risk than governmental securities.

CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs on the same schedule as they are received, although not necessarily on a pro rata basis. In reliance on an SEC interpretation, investments in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits ("REMICs"), are not subject to the Investment Company Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers that (i) invest primarily in mortgage-backed securities, (ii) do not issue redeemable securities, (iii) operate under general exemptive orders exempting them from all provisions of the Investment Company Act, and (iv) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Portfolio selects CMOs or REMICs that do not meet the above requirements, the Portfolio may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the mortgage-backed bonds but interest and principal payments on the mortgages are not passed through directly (as with GNMA, FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not the effective maturity of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. In addition, such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantors. Timely payment of interest and principal with respect to these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance, guarantees, and creditworthiness of the issuers thereof will be considered in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There is no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Each Portfolio (other than the Alliance Equity Index Portfolio) may buy mortgage-backed securities without insurance or guarantees, if the investment adviser determines that the securities meet the Portfolio's quality standards. Alliance will, consistent with each Portfolio's investment objectives, policies, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

Prepayment of mortgages underlying mortgage-backed securities may reduce their current yield and total return. During periods of declining interest rates, such prepayments can be expected to accelerate and the Portfolios would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation is repaid. The Portfolios do not intend to invest in these securities unless the Trust's adviser believes that the potential benefits outweigh the risks.


ASSET-BACKED SECURITIES

The Portfolios (other than the Alliance Equity Index Portfolio) may purchase asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as Certificates for Automobile Receivables) and unsecured, leases or revolving credit receivables, both secured and unsecured (such as Credit Card Receivable Securities). These assets are generally held by a special purpose trust and payments of principal and interest or interest only are passed through or paid through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying retail installment loans, leases or revolving credit receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying retail installment loans, leases or revolving credit receivables are not realized by the Trust because of unanticipated legal or administrative costs of enforcing the contracts, retail installment loans, leases or revolving credit receivables or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, retail installment loans, leases or revolving credit receivables or other factors. If consistent with its investment objective and policies, a Portfolio may invest in other asset-backed securities that may be developed in the future.


SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES

These securities include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress.

Such agencies and instrumentalities include, but are not limited to, the National Bank for Cooperatives, each of the Federal Financing Banks, FHLMC, the Farm Credit Banks, Federal Land Banks, FNMA, Tennessee Valley Authority, Farm Credit System, Farm Credit System Financial Assistance Corporation, Inter-American Development Bank, Maritime Administration, Resolution Trust Corporation, Federal Agricultural Mortgage Corporation, Small Business Administration, U.S. Postal Service and Washington Metropolitan Transit Authority.

Issues of the U.S. Treasury are direct obligations of the U.S. Government and are backed by the full faith and credit of the United States. Issues of agencies, such as GNMA, are guaranteed by the U.S. Treasury, and issues of other agencies and instrumentalities, such as FNMA, are supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury, or are supported by the issuing agency's or instrumentality's own credit.


CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND BANK TIME DEPOSITS

Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account. At present, bank time deposits maturing in more than seven days are not considered by management of the Trust to be readily marketable and therefore are subject to the 15% limit on illiquid securities.


COMMERCIAL PAPER, MASTER DEMAND NOTES AND FLOATING RATE NOTES

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Variable amount master demand notes are obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because variable amount master notes are direct lending arrangements between the lender and borrower, and not generally backed by bank letters of credit, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, the Portfolio's right to redeem depends on the ability of the borrower to pay principal and interest on demand. Variable amount master demand notes are valued at their face amount (par) because of their one-day demand feature. In connection with master demand note arrangements, the Portfolio considers earning power, cash flow, and other liquidity ratios of the issuer. Master demand notes, as such, are not typically rated by credit rating agencies.

Floating or variable rate notes are generally medium- to long-term debt securities, but may include short-term debt securities, issued by entities such as commercial banks, corporations or sovereign borrowers. They are interest bearing securities on which the coupon is adjusted periodically to reflect money market conditions. The period at the end of which the adjustment occurs is often called the interest reset period. The Portfolios will buy only notes with an interest reset period of six months or less. There is an active secondary market for floating or variable rate notes.


EURODOLLAR SECURITIES

Negotiable certificates of deposit and time deposits of foreign branches of U.S. or foreign banks payable in U.S. dollars are known as Eurodollar deposits. Eurodollar securities also include bonds underwritten by an international syndicate and sold "at issue" to non-U.S. investors. Such securities are not registered with the SEC or issued domestically and are primarily traded in foreign markets. Certain risks applicable to foreign securities apply to Eurodollar instruments. Investment risks from these securities include future political and economic developments, possible foreign withholding taxes on interest, possible seizure of foreign deposits, or the possible establishment of exchange controls affecting payment on these securities. See "Foreign Securities," above, for additional information about foreign securities. In addition to those risks, foreign branches of U.S. and foreign banks are subject to government regulation which may limit both the amount and type of loans and interest rates. In addition, the banking industry's profitability is closely linked to prevailing money market conditions for financing lending operations. Both general economic conditions and credit risks play an important part in the operations of the industry. U.S. banks are required to maintain reserves, are limited in how much they can loan a single borrower and are subject to other regulations to promote financial soundness. Not all of these laws and regulations apply to foreign branches of U.S. and foreign banks. In addition, foreign countries have accounting and reporting principles that differ from those in the United States.


HIGH YIELD DEBT SECURITIES

The Alliance High Yield Portfolio, as described in the Prospectus, intends to invest primarily in debt securities offering high current income. The Alliance Growth Investors Portfolio may invest up to 15% of its total assets in such high yield debt securities, and the Alliance Growth and Income Portfolio may invest up to 30% of its total assets in high yield convertible securities. High yield securities may be medium and lower quality securities rated, for example, BB or B by one of the nationally recognized statistical rating organizations ("NRSROs") or may be unrated but of similar investment quality as determined by Alliance. These securities are also known as "junk bonds." The market values of such high yield securities tend to reflect individual corporate developments to a greater extent than higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such medium and lower rated securities also tend to be more sensitive to real or perceived adverse economic conditions than higher rated securities.

Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience "financial stress" and may not have sufficient revenues to meet their payment obligations. Such an issuer's ability to service its obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Risk of loss due to default by the issuer is also significantly greater for the holders of high yield securities because such securities are generally unsecured and are generally subordinated to the debts of other creditors of the issuer.

The Alliance High Yield, Alliance Growth and Income and Alliance Growth Investors Portfolios may have difficulty disposing of certain high yield securities, particularly those perceived to have a high credit risk, because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities, there is no established retail secondary market for certain of these securities, and the Portfolios anticipate that such securities could be sold only to a limited number of dealers or institutional investors. Moreover, to the extent a secondary trading market for high yield securities exists, it may be less liquid than the secondary market for higher rated securities. The lack of a highly liquid secondary market for certain high yield securities may have an adverse impact on the market price for such securities and each Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. The lack of a liquid secondary market for certain securities may also make it more difficult for the Portfolios to obtain accurate market quotations for purposes of valuing certain of its high yield portfolio securities. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

In addition, the market for high yield securities, at its current size, has not weathered a major economic recession, and one cannot be certain what effect such a recession might have on such securities. It is possible that a recession could severely disrupt the market for such medium and lower quality securities and may have an adverse impact on the value of such securities. In addition, it is possible that an economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest on such securities.

From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals if enacted into law could: (i) reduce the market for such securities generally;
(ii) negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing; and (iii) negatively affect the value of specific high yield securities and the high yield market in general.

Factors adversely impacting the market value of high yield securities may adversely impact each Portfolio's net asset value. In addition, each Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio securities. The Portfolios will not rely primarily on ratings of NRSROs, but rather will rely on Alliance's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In evaluating such securities, Alliance will take into consideration, among other things, the issuer's financial resources and quality of management, its sensitivity to economic conditions and trends, its operating history and regulatory matters.


TRANSACTIONS IN OPTIONS, FUTURES AND FORWARD CONTRACTS

To the extent provided below, the Portfolios may enter into transactions in options, futures and forward contracts on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities and increases in the cost of securities to be acquired and, in the case of options written on securities or indexes of securities, to increase a Portfolio's return. All the Portfolios, except the Alliance Money Market Portfolio, are authorized to engage in futures transactions. In general, the Portfolios will limit their use of futures contracts and options on futures contracts so that either (i) the contracts or options thereon are for "bona fide hedging" purposes as defined under regulations of the Commodity Futures Trading Commission ("CFTC") or (2) if for other purposes, no more than 5% of the liquidation value of each Portfolio's total assets will be used for initial margin or option premiums required to establish non-hedging positions. These instruments will be used for hedging purposes and not for speculation or to leverage the Portfolios.

OPTIONS ON SECURITIES

Writing Call Options. Each Portfolio, other than the Alliance Money Market and Alliance Equity Index Portfolios, may write (sell) covered call options on its portfolio securities in an attempt to enhance investment performance. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A covered call option is, for example, a call option written on a security that is owned by the writer (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (exchange). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If the Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio which writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian liquid securities having a value equal to or greater than the exercise price of the option.

The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If a Portfolio is able to enter into a closing purchase transaction, the Portfolio will realize a profit (or loss) from that transaction if the cost of the transaction is less (or more) than the premium received from the writing of the option. After writing a put option, a Portfolio may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premiums received from the sale of the option.

Purchasing Options. The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may purchase put options and call options. The Portfolios may purchase put options on securities to protect their holdings against a substantial decline in market value. The Portfolio will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities the Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was purchased.


SECURITIES INDEX OPTIONS

The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities or securities it intends to purchase. Each Portfolio writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian liquid assets having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the New York Stock Exchange ("NYSE") Composite Index, or a narrower market index such as the S&P
100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges among others: The Chicago Board Options Exchange; NYSE; and American Stock Exchange.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. The principal risk of purchasing securities index options is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

The principal risk of writing securities index options is that price changes in the hedged securities will not correlate with price changes in the options, and thus the Portfolio could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of the hedged securities. Moreover, in the event the Portfolio were unable to close an option it had written, it might be unable to sell the securities used as cover.


OVER-THE-COUNTER OPTIONS

Options traded in the over-the-counter market may not be as actively traded as those traded on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolios will engage in such transactions only with firms of sufficient credit, in the opinion of Alliance, so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The Portfolios may enter into contracts (or amend existing contracts) with primary dealer(s) with whom they write over-the-counter options. The contracts will provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the Portfolios have established standards of creditworthiness for these primary dealers, the Portfolios may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. With respect to agreements concerning the over-the-counter options a Portfolio has written, the Portfolio will treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.


FUTURES TRANSACTIONS

All the Portfolios, except the Alliance Money Market Portfolio, may trade in certain futures contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. No purchase price is paid or received when the contract is entered into. Instead, a good faith deposit known as initial margin is made with the broker and subsequent daily payments known as variation margin are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

Purchases or sales of securities index futures contracts may be used to attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices, and interest rate and foreign currency futures contracts may be purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on a Portfolio's current or intended investments in fixed income or foreign securities. All the Portfolios, except the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may trade in foreign currency futures contracts. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general stock market decline, a general increase in interest rates or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the adverse effects of such changes may be offset, in whole or in part, by gains on the sale of futures contracts. In addition, the increased cost of portfolio securities to be acquired, caused by a general rise in the dollar value of foreign currencies or by a rise in stock prices or a decline in interest rates, may be offset, in whole or in part, by gains on futures contracts purchased by a Portfolio. In order to achieve desired asset mix parameters, the Alliance Conservative Investors and Alliance Growth Investors Portfolios may use futures contracts and related options transactions to establish a position in an asset class as a temporary substitute for purchasing individual securities, which may be subsequently purchased in orderly fashion. Similarly, these transactions may enable the Alliance Conservative Investors and Alliance Growth Investors Portfolios to reduce a position in an asset class as a temporary substitute for selling individual securities, in order to effect an orderly sale. In the case of the Alliance Equity Index Portfolio, futures contracts and related options on the S&P 500 Index may be purchased in order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error. A Portfolio will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. (See "Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts," below.) Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.


SECURITIES INDEX FUTURES CONTRACTS

A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the futures contract is based.

By establishing an appropriate "short" position in index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.


OPTIONS ON FUTURES CONTRACTS

Each of the Portfolios, other than the Alliance Money Market Portfolio, may also purchase and write exchange-traded call and put options on futures contracts is authorized to enter into. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires. The Portfolios will write only options on futures contracts which are "covered." A Portfolio will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates with its custodian liquid assets at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Portfolio will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Portfolio owns the security deliverable under the futures contract. A Portfolio will be considered "covered" with respect to a call it has written on a securities index future if so long as the Portfolio is obligated as the writer of the call, the Portfolio owns a portfolio of securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its futures margin account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

Options on futures contracts can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts is a means of hedging a portfolio of securities against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when a Portfolio is not fully invested.

If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the existence of a liquid market. The Portfolios will not purchase or write options on futures contracts unless, in Alliance's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.


LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Portfolios will not engage in transactions in futures contracts and related options for speculation. All the Portfolios, except the Alliance Money Market Portfolio, may enter into futures contracts and buy and sell related options as described above. The Portfolios will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Portfolio, an amount equal to the cost of such futures contracts or options written (less any related margin deposits) will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures and related options, the Portfolio will own securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of maintenance margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated.


FOREIGN CURRENCY OPTIONS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES

The Portfolios, other than the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may purchase or sell exchange-traded or over-the-counter foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The Portfolios will write options on foreign currencies or on foreign currency futures contracts only if they are "covered." A put option on a foreign currency or on a foreign currency futures contract written by a Portfolio will be considered "covered" if, so long as the Portfolio is obligated as the writer of the put, it segregates with the Portfolio's custodian liquid assets equal at all times to the aggregate exercise price of the put. A call option on a foreign currency or on a foreign currency futures contract written by the Portfolio will be considered "covered" only if the Portfolio owns short term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered, or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. As in the case of other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. Although the purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates in the event of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs.

Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over-the-counter options are two-party contracts and have negotiated prices and expiration dates. See "Over-the-Counter Options," above. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, thus it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

A Portfolio will not speculate in foreign currency options, futures or related options. Accordingly, a Portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Whether a currency hedge benefits a Portfolio will depend on Alliance's ability to predict future foreign currency exchange rates.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

When a Portfolio invests in foreign securities, the securities are usually denominated in a foreign currency, and the Portfolio may temporarily hold foreign currency in connection with such investments. As a result, the value of the Portfolio's assets will be subject to fluctuations based on changes in the relative value of the foreign currency and the U.S. dollar. To control the effects of this exchange risk, all of the Portfolios, except the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may enter into forward foreign currency exchange contracts ("forward currency contracts"), which are agreements to purchase or sell foreign currencies at a specified future date and price. Forward currency contracts are usually used to fix the U.S. dollar value of securities a Portfolio has agreed to buy or sell ("transaction hedging"). The Portfolios may also use forward currency contracts to hedge the U.S. dollar value of securities it already owns ("position hedging"). The Portfolios will not speculate in forward currency contracts.

In general, forward currency contracts are not regulated by any governmental authority guaranteed by a third party or traded on an exchange. Accordingly, each party to a forward currency contract is dependent upon the creditworthiness and good faith of the other. The Portfolios will only enter forward currency contracts with counterparties that, in the opinion of Alliance, do not present undue credit risk.


RISKS OF TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CURRENCY
CONTRACTS

Although the Portfolios will enter into transactions in futures contracts, options on securities and securities indexes, options on futures contracts, forward currency contracts and certain currency options as described above for hedging purposes, and transactions in options on securities and securities indexes to generate option premium income, their use involves certain risks. A lack of correlation between the index or instrument underlying an option or futures contract and the assets or liabilities being hedged, or unexpected adverse price movements, could render a Portfolio's hedging strategy unsuccessful and could result in losses. Moreover, when an option has been written, in the event of a decline, the underlying position is only hedged to the extent of the amount of premium received. Over-the-counter transactions in options on foreign currencies and options on securities and securities indexes also involve a lack of an organized exchange trading environment, making them less liquid and making it more difficult to value than if they were exchange traded.

In addition, there can be no assurance that a liquid secondary market will exist for any futures contract or option purchased or sold. Accordingly, a Portfolio may be required to maintain a position until exercise or expiration, which could result in losses. If, in the event of an adverse movement, the Portfolio could not close a futures position, it would be required to continue to make daily cash payments of variation margin. If a Portfolio could not close an option position, an option holder would be able to realize profits or limit losses only by exercising the option, and an option writer would remain obligated until exercise or expiration. Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, the Portfolios could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, the Portfolios could have some or all of their positions closed out without their consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of hedging is to limit or offset the effects of adverse market movements, the attendant expense may cause the Portfolios' returns to be less than if hedging had not taken place. The overall effectiveness of hedging therefore depends on Alliance's accuracy in predicting future changes in interest rate levels and/or securities price movements, as well as on the expense of hedging.


MANAGEMENT OF THE TRUST

As of March 31, 1998, the Trustees and officers of the Trust owned Contracts entitling them to provide voting instructions in the aggregate with respect to less than one percent of the Trust's shares of beneficial interest.

THE TRUSTEES

NAME, ADDRESS AND AGE                      PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------                      -------------------------------------------
*John D. Carifa (53) ...................   President, Chief Operating Officer and a Director of Alli-
 Alliance Capital Management L.P.          ance Capital Management Corporation ("ACMC"); Chair-
 1345 Avenue of the Americas               man and Chief Executive Officer of Alliance's Mutual
 New York, NY 10105                        Fund Division. Currently a Director and Trustee of all
                                           other registered investment companies (the "Alliance Mu-
                                           tual Funds") sponsored by Alliance, and Director of Fron-
                                           tier Trust Company, a subsidiary of Equitable.

 Richard W. Couper (75) ................   President Emeritus of the Woodrow Wilson National Fellow-
 The Burke Library                         ship Foundation and President Emeritus of the New York
 Hamilton College                          Public Library.
 P.O. Box 345
 Clinton, NY 13323-0345

 William H. Foulk, Jr. (65) ............   Investment adviser and independent consultant. Former
 2 Hekma Road                              Senior Manager of Barrett Associates, Inc. (investment
 Greenwich, CT 06831                       adviser), from May 1986 to November 1994.

 Brenton W. Harries (70) ...............   Director of Enhance Reinsurance Co. since December
 14 Point Road                             1986. Mr. Harries was also President and Chief Executive
 Wilton Point,                             Officer, Global Electronic Markets Company from August
 South Norwalk, CT 06854                   1985 to October 1986.

 Howard E. Hassler (Chairman) (68)......   Currently a consultant specializing in retailing, finance and
 P.O. Box 967                              real estate. Former Chairman and Chief Executive Officer
 New York, NY 10150                        of Brooks Fashion Stores, Inc. (specialty clothing stores);
                                           Former Chairman, President and Chief Operating Officer
                                           of Allied Stores Corporation (department and specialty
                                           stores), 1987; Executive Vice President and Director, Al-
                                           lied Stores Corporation from June 1984 to June 1987.

 William L. Mannion (67) ...............   Retired. Former Group Senior Vice President of Opera-
 45 Bonnie Way                             tions of American Ultramar Limited until December, 1986;
 Allendale, NJ 07401                       President and Chief Executive Officer of Tittston Petro-
                                           leum, Inc., from January 1978 to July 1985; Director of the
                                           East Jersey Railroad and the Bayonne Terminal Ware-
                                           house from July 1978 to May 1983.

 Clifford L. Michel (58) ...............   Partner of the law firm of Cahill Gordon & Reindel since
 St. Bernard's Road                        January 1972. President, Chief Executive Officer and Di-
 Gladstone, NJ 07934                       rector of Wenonah Development Company (investment
                                           holding company) since 1976. Director since 1987 and
                                           Member of the Human Resources, Environmental and
                                           Safety, and Executive Committees since 1987 of Placer
                                           Dome Inc. (mining). Director, Faber-Castell Corporation
                                           from 1988-1994 (writing instruments). President of Board
                                           of Trustees of St. Mark's School from 1988 to 1993. Chair-
                                           man of the Board of Trustees of Morristown Memorial
                                           Hospital (and Memorial Health Foundation) from 1991 to
                                           1996. Director, Vice Chairman and Treasurer of Atlantic
                                           Health Systems, Inc. and Atlantic Hospital since 1996.

NAME, ADDRESS AND AGE                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------                -------------------------------------------
*Peter D. Noris (42) .............   Executive Vice President (since May 1995) and Chief Invest-
 The Equitable Life Assurance        ment Officer of Equitable (since July 1995); Executive Vice
 Society of the United States        President, The Equitable Companies Incorporated ("Equi-
 787 Seventh Avenue                  table Companies") (since May 1995); Director of ACMC,
 New York, NY 10019                  the general partner of Alliance, since July 1995. Prior
                                     thereto, Vice President of Salomon Brothers Inc., from
                                     1992 to 1995. Principal of Morgan Stanley & Co. Inc., from
                                     1984 to 1992.

 Donald J. Robinson (63) .........   Senior Partner of the law firm of Orrick, Herrington &
 666 Fifth Avenue                    Sutcliffe from July 1987 to December 1994; Member of the
 New York, NY 10019                  Executive Committee of the firm from January to Decem-
                                     ber 1994; Senior Counsel of the firm since January 1995.
                                     Trustee of the Museum of the City of New York from 1977
                                     to 1995.

*Trustees Carifa and Noris are "interested persons" (as defined in the Investment Company Act) of the Trust. Mr. Carifa is deemed an "interested person" of the Trust by virtue of his positions as a director and officer and director of ACMC and Alliance, respectively. Mr. Noris is deemed an "interested person" of the Trust by virtue of his positions as an officer of Equitable and a director of ACMC.

Trustees Couper, Harries and Robinson are trustees (but not "interested persons") of The Alliance Portfolios, a mutual fund advised by Alliance. Trustee Robinson is also a director or trustee (but not an "interested person") of 37 other mutual funds advised by Alliance. Trustee Michel is a director or trustee (but not an "interested person") of 40 other mutual funds advised by Alliance. Trustee Hassler is a director (but not an "interested person") of Alliance Real Estate Investment Fund, Inc., a mutual fund advised by Alliance.


COMMITTEES OF THE BOARD

The Trust has a standing audit committee consisting of Trustees Mannion, Couper, Foulk, Harries, Hassler, Michel and Robinson. The audit committee's function is to recommend to the Board of Trustees a firm of independent auditors to conduct the annual audit of the Trust's financial statements; review with such firm the outline, scope and results of this annual audit; and review the performance and fees charged by the independent auditors for professional services. In addition, the committee meets with the independent auditors and representatives of management to review accounting activities and areas of financial reporting and control.

The Trust has a nominating committee consisting of Trustees Hassler, Couper and Robinson. This committee considers individuals for nomination as Trustees of the Trust.

The Trust has a valuation committee consisting of Trustees Harries, Mannion and Noris. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

The Trust has a compensation committee consisting of Trustees Robinson, Hassler and Mannion. The compensation committee's function is to review the Trustees' compensation arrangements.

The Trust has a conflicts committee consisting of Trustees Hassler, Michel and Robinson. The conflicts committee's function is to take any action necessary to resolve conflicts among shareholders.

                          TRUSTEE COMPENSATION TABLE

----------------------------------------------------------------------------------------------------------
                                                                                             TOTAL
                                                 PENSION OR                            COMPENSATION FROM
                               AGGREGATE         RETIREMENT                            THE ALLIANCE FUND
                             COMPENSATION     BENEFITS ACCRUED     ESTIMATED ANNUAL        COMPLEX,
                               FROM THE       AS PART OF TRUST      BENEFITS UPON        INCLUDING THE
TRUSTEE                          TRUST            EXPENSES            RETIREMENT            TRUST(1)
----------------------------------------------------------------------------------------------------------
 John D. Carifa                $    -0-             $-0-                 $-0-              $    -0-
 Richard W. Couper             $65,0002             $-0-                 $-0-              $ 94,000
 William H. Foulk, Jr.(3)      $    -0-             $-0-                 $-0-              $176,250
 Brenton W. Harries            $ 73,000             $-0-                 $-0-              $102,000
 Howard E. Hassler             $ 91,000             $-0-                 $-0-              $ 94,500
 William L. Mannion            $ 76,000(2)          $-0-                 $-0-              $ 76,000
 Clifford L. Michel            $ 57,000             $-0-                 $-0-              $194,500
 Peter D. Noris                $    -0-             $-0-                 $-0-              $    -0-
 Donald J. Robinson            $ 69,000(2)          $-0-                 $-0-              $235,500
----------------------------------------------------------------------------------------------------------

----------
1 As of December 31, 1997, there were 119 investment companies in the Alliance
  Fund Complex.

2 Completely deferred. The total amounts of deferred compensation (including interest) payable by the Trust to Messrs. Couper, Mannion and Robinson as of December 31, 1997 were $13,027, $320,769, and $255,073, respectively.

3 Appointed as Trustee on December 5, 1997.


COMPENSATION OF TRUSTEES

Each Trustee, other than those who are "interested persons" of the Trust (as defined in the Investment Company Act), receives from the Trust an annual fee of $29,000, plus an additional fee of $4,000 per board meeting and $2,000 per committee meeting attended. The meeting fee paid to the Trustee acting as chairman of the meeting is increased by 50%. The Chairman of the Board receives an additional annual retainer of $7,000. Trustees receive $1,000 for each day spent performing special services requested by the Chairman or the President of the Trust, and reimbursement for expenses in connection with the performance of regular and special services.

During the year ended December 31, 1997 the Trust paid total retainer and meeting fees of $496,000 (including deferrals of $210,000).

A deferred compensation plan for the benefit of the Trustees has been adopted by the Trust. Under the plan each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until his retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five- to twenty-year period elected by such Trustee.

THE TRUST'S OFFICERS

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Alliance or Equitable. The Trust's principal executive officers are:

NAME AND AGE                 POSITION WITH TRUST             PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------                 -------------------             -------------------------------------------
Mark D. Gersten (47)         Treasurer and Chief Financial   Senior Vice President, Alliance Fund
                              Officer                        Services, Inc. ("AFS"), with which he
                                                             has been associated since prior to 1992.

Thomas R. Manley (46)        Controller and Chief            Vice President, ACMC (May 1996 to
                              Accounting Officer             present); Assistant Vice President,
                                                             ACMC (July 1993 to May 1996);
                                                             Assistant Vice President, Equitable
                                                             Capital Management Corporation
                                                             ("ECMC") (March 1991 to July 1993).

Bruce W. Calvert (51)        Vice President                  Vice Chairman and Chief Investment
                                                             Officer of ACMC, with which he has
                                                             been associated since prior to 1992.

Kathleen A. Corbet (38)      Vice President                  Executive Vice President, ACMC
                                                             (February 1997 to present); Senior Vice
                                                             President, ACMC (July 1993 to
                                                             February 1997); Executive Vice
                                                             President, ECMC (June 1992 to July
                                                             1993).

Jerome S. Golden (53)        Vice President                  Executive Vice President of Equitable
                                                             (January 1998 to present); rejoined
                                                             Equitable in 1994 as President of the
                                                             Income Management Group;
                                                             previously President of Golden
                                                             Financial Group, which he founded in
                                                              1987.

Nelson R. Jantzen (53)       Vice President                  Senior Vice President, ACMC (July
                                                             1993 to present); Executive Vice
                                                             President, ECMC (June 1992 to July
                                                             1993).

Wayne D. Lyski (56)          Vice President                  Executive Vice President, ACMC, with
                                                             which he has been associated since
                                                             prior to 1992.

Robin K. Murray (42)         Vice President                  Vice President, Equitable (April 1994
                                                             to present); associated with Equitable
                                                             since prior to 1992.

Alden M. Stewart (52)        Vice President                  Executive Vice President, ACMC (July
                                                             1993 to present); associated with
                                                             ECMC since prior to 1992.

Edmund P. Bergan, Jr. (47)   Secretary                       Senior Vice President and General
                                                             Counsel, Alliance Fund Distributors,
                                                             Inc. ("AFD"), with which he has been
                                                             associated since prior to 1992.

INVESTMENT ADVISORY AND OTHER SERVICES

GENERAL INFORMATION

Alliance, an investment adviser registered with the SEC under the Investment Advisers Act of 1940, has served as the investment adviser to the Trust since July 22, 1993. Alliance is a major international investment adviser that serves its clients, who primarily are major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds, with a staff of approximately 1,500 employees operating out of domestic offices and the overseas offices of subsidiaries in Australia, Bahrain, Canada, France, India, Japan, Luxembourg, Singapore, Spain, Turkey and the United Kingdom, and affiliate offices located in Austria, Brazil, Hong Kong, India, Poland and South Africa. Alliance's principal executive officer is Dave H. Williams, its Chairman and Chief Executive Officer.

Alliance is a publicly-traded Delaware limited partnership whose limited partnership interests, represented by units, are listed on the New York Stock Exchange. As of December 31, 1997, ACMC and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"), and approximately 33% and 10% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, calculated. ACMC, the sole general partner of, and the owner of a 1% general partnership interest in, Alliance, is a wholly-owned subsidiary of Equitable Investment Corporation ("EIC"), which in turn is wholly-owned by Equitable Holding Corporation ("EHC"), a wholly-owned subsidiary of Equitable. The principal offices of Alliance are located at 1345 Avenue of the Americas, New York, New York 10105.

Equitable, which is a New York life insurance company and one of the largest life insurance companies in the United States, is a wholly-owned subsidiary of The Equitable Companies Incorporated ("The Equitable Companies"), a publicly-owned holding company. The principal offices of The Equitable Companies and Equitable are located at 787 Seventh Avenue, New York, New York 10019 and 1290 Avenue of the Americas, New York, New York 10019, respectively.

AXA--UAP, a French insurance holding company, currently owns approximately 59% of the outstanding voting shares of common stock of The Equitable Companies. As a majority shareholder of The Equitable Companies, AXA is able to exercise significant influence over the operations and capital structure of The Equitable Companies, Equitable and their subsidiaries. AXA--UAP is the holding company for an international group of insurance and related financial services companies. AXA-UAP's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America and the Asia/Pacific area. AXA-UAP is also engaged in assets management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

     Based on information provided by AXA-UAP, as of September 30, 1997 more than 25% of the voting power of AXA-UAP was controlled directly and indirectly by FINAXA, a French holding company. As of September 30, 1997 more than 25% of the voting power of FINAXA was controlled directly and indirectly by four French mutual insurance companies (the "Mutuelles AXA"), one of which, AXA Assurances I.A.R.D. Mutuelle, itself controlled directly and indirectly more than 25% of the voting power of FINAXA. Acting as a group, the Mutuelles AXA control AXA-UAP and FINAXA.


ADVISORY AGREEMENT

The Investment Advisory Agreement terminates automatically in the event of its assignment or, with respect to any Portfolio, upon 60 days' notice given by the Trust's Board of Trustees, by Alliance or by majority vote (as defined in the Investment Company Act and the rules thereunder) of the Portfolio's shares. Otherwise, the term of the Investment Advisory Agreement on behalf of each Portfolio is two years, but the Agreement will remain in effect from year to year with respect to any Portfolio so long as its continuance is approved at least annually by a majority of the non-interested members of the Board of Trustees, and by (i) a majority vote (as defined in the Investment Company Act and the rules thereunder) of the Portfolio's shareholders or (ii) the Board of Trustees.

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The advisory fee payable by the Trust is at the following annual percentages of the value of each Portfolio's daily average net assets:

                                                                       DAILY AVERAGE NET ASSETS
                                             -----------------------------------------------------------------------------
                                                  FIRST            NEXT            NEXT            NEXT
                                              $750 MILLION     $750 MILLION     $1 BILLION     $2.5 BILLION     THEREAFTER
                                             --------------   --------------   ------------   --------------   -----------
 Alliance Conservative Investors .........         .475%            .425%           .375%           .350%         .325%
 Alliance Balanced .......................         .450%            .400%           .350%           .325%         .300%
 Alliance Growth Investors ...............         .550%            .500%           .450%           .425%         .400%
 Alliance Common Stock ...................         .475%            .425%           .375%           .355%         .345%*
 Alliance Global .........................         .675%            .600%           .550%           .530%         .520%
 Alliance Aggressive Stock ...............         .625%            .575%           .525%           .500%         .475%
 Alliance Small Cap Growth ...............         .900%            .850%           .825%           .800%         .775%
 Alliance Money Market ...................         .350%            .325%           .300%           .280%         .270%
 Alliance Intermediate Government
  Securities .............................         .500%            .475%           .450%           .430%         .420%
 Alliance High Yield .....................         .600%            .575%           .550%           .530%         .520%
 Alliance Growth and Income ..............         .550%            .525%           .500%           .480%         .470%
 Alliance Quality Bond ...................         .525%            .500%           .475%           .455%         .445%
 Alliance Equity Index ...................         .325%            .300%           .275%           .255%         .245%
 Alliance International ..................         .900%            .825%           .800%           .780%         .770%

----------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.


Because of undertakings made by Equitable Variable in connection with the Reorganization, Equitable reimburses the Alliance Common Stock and Alliance Money Market Divisions of its Continuing Separate Account to offset completely the effect on such divisions of the portion of the Trust's advisory fees applicable to such divisions which exceed a .25% effective annual rate. In addition, Equitable reimburses the Alliance High Yield, Alliance Aggressive Stock and Alliance Balanced Divisions of its Separate Account I for the portion of the Trust's advisory fees applicable to those divisions which exceeds a .25% effective annual rate. Because of expense limits in the variable annuity contracts funded by its Separate Account A, Equitable reimburses the Alliance Common Stock, Alliance Money Market and Alliance Balanced Division of that separate account for the portion of the Trust's advisory fees applicable to those divisions which exceeds a .26% effective rate, and the Alliance Aggressive Stock Division for the portion that exceeds a .41% effective rate. Policies sold by insurers other than Equitable and newer policy designs of Equitable bear the advisory fees without adjustment. For a discussion of the Reorganization, see "General Information," above.

In 1997, the Trust paid advisory fees of $83,421,824 to Alliance. In 1996, the Trust paid advisory fees of $59,901,466 to Alliance. In 1995, the Trust paid advisory fees of $40,636,168 to Alliance.


SPECIFIC SERVICES PERFORMED

Alliance performs the following services for or on behalf of the Trust pursuant to the Investment Advisory Agreement.

Subject to the approval and supervision of the Board of Trustees, Alliance exercises overall responsibility for the investment and reinvestment of the Trust's assets. Alliance manages each Portfolio and is responsible for the investment operations of the Trust and the composition of each Portfolio, including the purchase, retention and disposition of the investments, securities and cash contained therein, in accordance with each Portfolio's investment objectives and policies as stated in the Trust's Agreement and Declaration of Trust, By-laws, Prospectus and Statement of Additional Information from time to time in effect. In connection therewith, Alliance provides investment research and supervision of the Trust's

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

investments and conducts a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Trust's assets. Alliance furnishes to the Trust such statistical information, with respect to the investments which the Trust may hold or contemplate purchasing, as the Trust may reasonably request. On Alliance's own initiative, it apprises the Trust of important developments materially affecting each Portfolio and furnishes the Trust from time to time such information as it may believe appropriate for this purpose. In addition, Alliance furnishes to the Board of Trustees such periodic and special reports as the Board may reasonably request. Alliance also implements all purchases and sales of investments for each Portfolio in a manner consistent with such investment policies, as from time to time amended.

Alliance, on behalf of the Trust, arranges for the placement of orders and other execution of transactions for each Portfolio.

At the Trust's request, Alliance provides, without charge, personnel, who may be the Trust's officers, to render such clerical, administrative and other services, other than investor services or accounting services, to the Trust and also furnishes to the Trust, without charge, such office facilities, which may be Alliance's own offices, as may be required to perform its investment advisory and portfolio management services. The Trust may also hire its own employees and contract for services to be performed by third parties.

Pursuant to the terms of the Investment Advisory Agreement, Alliance has contracted with Equitable for the provision of certain administrative services to the Trust.

Alliance also performs investment advisory services for certain of Equitable's separate and advisory accounts and for other clients, including mutual funds registered as investment companies under the Investment Company Act, some of which fund Contracts issued by Equitable and certain other unaffiliated insurance companies. There are occasions on which transactions for the Trust may be executed as part of concurrent authorizations to purchase or sell the same security for Equitable's general account or for other accounts or investment companies managed by Equitable or Alliance. These concurrent authorizations potentially can be either advantageous or disadvantageous to the Trust. When these concurrent authorizations occur, the objective is to allocate the executions and related brokerage charges among the accounts or mutual funds in an equitable manner.


ACCOUNTING SERVICES

     Under an Accounting Services Agreement dated as of June 30, 1997, Alliance has agreed to provide, or arrange for the provision of, certain investment accounting services, including calculation of net asset values, preparation of financial statements for each Portfolio, and such other accounting services as the Trust may from time to time reasonably request, in exchange for reimbursement by the Trust of costs and expenses incurred in providing, or arranging for the provision of, such services. For the period July 18, 1997 through December 31, 1997. Alliance was reimbursed for $377,128 of costs and expenses incurred in arranging for the provision of accounting services.


BROKERAGE ALLOCATION


SELECTION OF BROKERS

Pursuant to the Investment Advisory Agreement, Alliance, on behalf of the Trust, arranges for the placement of orders and other transactions for each Portfolio.


BROKERAGE COMMISSIONS

The Portfolios are charged for securities brokers' commissions, transfer taxes and similar fees relating to securities transactions. Alliance seeks to obtain the best price and execution on all orders placed for the Portfolios, considering all the circumstances except to the extent it may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

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

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers will be used for execution of each Portfolio's portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed com-mission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

Alliance may, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to Equitable or Alliance. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In limited cases, certain brokers have been advised informally that, although the Trust is under no legal obligation, an attempt will be made to meet the internally proposed level of allocated brokerage business to the broker for brokerage and research services over a period of time.

Commissions charged by brokers which provide research services may be somewhat higher than commissions charged by brokers which do not provide them. As permitted by Section 28(e) of the Securities Exchange Act of 1934 and by policies adopted by the Trustees, Alliance may cause the Trust to pay a broker-dealer which provides brokerage and research services to Alliance an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction.

Alliance does not engage brokers whose commissions it believes to be unreasonable in relation to services provided. The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by Alliance for the benefit of all accounts for which it makes investment decisions. The receipt of research services from brokers will tend to reduce Alliance's expenses in managing the Portfolios other than the Alliance Money Market Portfolio. This has been taken into account when setting the amount paid for managing those Portfolios. Although orders may be given by the Alliance Money Market Portfolio to brokers or dealers which provide research services to Alliance, the fact that the investment adviser may benefit from such research has not been considered when setting the amount paid for managing that Portfolio. This is because Alliance Money Market Portfolio transactions will generally be with issuers or market makers where no commissions are charged. In 1995 the Trust paid an aggregate of $21,329,056 in brokerage commissions of which $18,468,344 was paid to brokers relating to transactions aggregating $8,928,306,482 which were directed to them in part for research services provided by them. In 1996 the Trust paid an aggregate of $27,895,553 in brokerage commissions of which $25,576,822 was paid to brokers relating to transactions aggregating $12,956,909,742 which were directed to them in part for research services provided by them. In 1997 the Trust paid an aggregate of $30,333,516 in brokerage commissions of which $14,164,169 was paid to brokers relating to transactions aggregating $15,241,230,017 which were directed to them in part for research services provided by them.


BROKERAGE TRANSACTIONS WITH AFFILIATES

To the extent permitted by law, the Trust may engage in brokerage transactions with its affiliate, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), with brokers who are DLJ affiliates, or with unaffiliated brokers who trade or clear through DLJ. The Investment Company Act generally prohibits the Trust from engaging in securities transactions with DLJ or its affiliates, as principal, unless pursuant to an exemptive order from the SEC. The Trust may apply for such exemptive relief. The Trust has adopted procedures, prescribed by the Investment Company Act, which are reasonably designed to provide that any commissions or other remuneration it pays to DLJ or its affiliates do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to the requirements under the Securities Exchange Act of 1934 governing floor trading. Also, due to securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by DLJ or its affiliates. During the year ended December 31, 1995, the Trust paid no brokerage commissions to DLJ, during the fiscal year ended December 31, 1996, the Trust paid $2,500 to Autranet, Inc., an affiliate of DLJ, and during the fiscal year ended December 31, 1997, the Trust paid $29,805 to DLJ, in accordance with the procedures described above.


TRUST EXPENSES AND OTHER CHARGES

Pursuant to the Trust's Investment Advisory Agreement, the Trust is obligated to pay all of its operating expenses not specifically assumed by Alliance. A daily adjustment will be made in the values under certain Contracts outstanding and offered by Equitable when the management separate accounts of Equitable and Equitable Variable were reorganized into unit investment trust form to offset completely the impact of any such expense on values under such Contracts. Contracts sold by insurers other than Equitable and Equitable Variable and new policy designs of Equitable bear such expenses without adjustment. Although Equitable does not expect the Trust to incur any federal income or excise tax liability (see "Dividends, Distributions and Taxes" in the Prospectus), Equitable reserves the right to exclude any such taxes from such adjustments.

The expenses borne by the Trust include or could include taxes; brokerage commissions; interest charges; securities lending fees; fees and expenses of the registration or qualification of a Portfolio's securities under federal or state securities laws; fees of the Portfolio's custodian, transfer agent, independent accountants, and legal counsel; all expenses of shareholders' and trustees' meetings; all expenses of the preparation, typesetting, printing and mailing to existing shareholders of prospectuses, prospectus supplements, statements of additional information, proxy statements, and annual and semi-annual reports; any proxy solicitor's fees and expenses; costs of fidelity bonds and Trustees' liability insurance premiums as well as extraordinary expenses such as indemnification payments or damages awarded in litigation or settlements made; any membership fees of the Investment Company Institute and similar organizations; costs of maintaining the Trust's corporate existence and the compensation of Trustees who are not directors, officers, or employees of Alliance or its affiliates.


PURCHASE AND PRICING OF SECURITIES

As stated in the Prospectus, the Trust will offer and sell its shares at each Portfolio's per share net asset value, which will be determined in the manner set forth below.

The net asset value of the shares of each Portfolio of the Trust will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day. The net asset value per share of each Portfolio will be computed by dividing the sum of the investments held by that Portfolio, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that Portfolio at such time. All expenses borne by the Trust, including the investment advisory fee payable to Alliance, will be accrued daily.

The net asset value per share of any series (i.e., Portfolio) will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the Investment Company Act:

    o The assets belonging to each series will include (a) all consideration received by the Trust for the issue or sale of shares of that particular series, together with all assets in which such consideration is invested or reinvested, (b) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (c) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be and (d)


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

         General Items, if any, allocated to that series. General Items includes any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular series. General Items will be allocated as the Trust's Board of Trustees considers fair and equitable.

    o The liabilities belonging to each series will include (a) the liabilities of the Trust in respect of that series, (b) all expenses, costs, charges and reserves attributable to that series, and (c) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular series which have been allocated as the Trust's Board of Trustees considers fair and equitable.

The value of each Portfolio will be determined at the close of business on each "business day," i.e., each day in which the degree of trading in the Portfolio might materially affect the net asset value of such Portfolio. Normally, this would be each day that the NYSE is open and would include some Federal holidays. For stocks and options, the close of trading is the 4:00 p.m. and 4:15 p.m. (Eastern time) close respectively of the NYSE and the Options Price Reporting Authority; for bonds the close of trading is the close of business in New York City, and for foreign securities it is the close of business in the applicable foreign country with exchange rates determined at 2:00 p.m. New York City time.

Values are determined according to generally accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are valued as follows:

    o Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker.

    o Foreign securities not traded directly, or in American Depositary Receipt or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

    o U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

    o Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

    o Short-term debt securities held by Portfolios other than the Money Market Portfolio which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities held by such Portfolios which mature in more than 60 days are valued at representative quoted prices. Securities held by the Money Market Portfolio are valued at prices based on equivalent yields or yield spreads.

    o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

    o Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

    o Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

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

    o Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

    o Futures contracts are valued as of their last sale price or, if there is no sale, at the latest available bid price.

    o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

Alliance may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services for assistance in valuing the assets of the Trust. Alliance will continuously monitor the performance of such pricing services.


CERTAIN TAX CONSIDERATIONS

Each Portfolio is treated for Federal income tax purposes as a separate taxpayer. The Trust intends that each Portfolio shall qualify each year and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any of its net investment income or net realized capital gains which are timely distributed to shareholders under the Code. Under present law, as a Massachusetts business trust doing business in New York, a Portfolio will also not be subject to any excise or income taxes in Massachusetts or New York on such amounts. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

Portfolios investing in foreign securities or currencies may be subject to foreign taxes which could reduce the investment performance of such Portfolios.


To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. This 30% rule may be inapplicable in the context of certain abnormal redemptions of Portfolio shares. For purposes of this test, gross income is determined without regard to losses from the sale or other disposition of stock or securities. In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not "directly related" to a regulated investment company's "principal business of investing" in stock, securities or related options or futures. The Secretary of the Treasury has not to date exercised this authority.

     A Portfolio, in general, must also (a) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the value of its total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, and (b) distribute with respect to each taxable year at least 90% of the sum or its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

Generally, in order to avoid a 4% nondeductible excise tax, each Portfolio of the Trust must distribute to its shareholders during the calendar year the following amounts:

    o    98% of the Portfolio's ordinary income for the calendar year;

    o 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

    o any undistributed ordinary income or capital gain net income for the prior year.

The excise tax is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Portfolio believes that it is not subject to the excise tax, the Portfolios intend to make the distributions required to avoid the imposition of such a tax.

Because the Trust is used to fund non-qualified Contracts, each Portfolio must meet the diversification requirements imposed by the Code or these policies will fail to qualify as life insurance and annuities. In general, for a Portfolio to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulations require that no more than 55% of the total value of the assets of the Portfolio may be represented by any one investment, no more than 70% by two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States) each U.S. Government agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the last day of each calendar year quarter. There is a 30-day period after the end of each calendar year quarter in which to cure any non-compliance.


PORTFOLIO PERFORMANCE

Investment operations commenced with respect to Class IB shares of the Alliance Aggressive Stock, Alliance Common Stock, Alliance Growth Investors, Alliance Global, Alliance High Yield and Alliance Money Market Portfolios on October 2, 1996. Returns shown for Class IB shares of these Portfolios for periods prior to October 2, 1996 and returns shown for Class IB shares of other Portfolios are derived from the historical performance of Class IA shares, adjusted to reflect the 12b-1 fees, currently paid at an annual rate of 0.25% of average net assets, applicable to Class IB shares.(1) Class IA shares are not subject to any 12b-1 fees.

At any time in the future, yields and total returns may be higher or lower than past yields or returns and there can be no assurance that any historical results will continue. All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns and yields shown do not reflect insurance company charges and fees applicable to the Contracts.

---------------------
(1) With respect to the Alliance Small Cap Growth Portfolio, the 12b-1 fee is paid at an annual rate not to exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in the ratio of such expenses to average daily net assets attributable to Class IB shares equalling 1.20%.

ALLIANCE MONEY MARKET PORTFOLIO YIELD

The Alliance Money Market Portfolio calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical shareholder account with one share at the beginning of the period. To determine the seven-day rate of return, the net change in the share value is computed by subtracting the share value at the beginning of the period from the share value (exclusive of capital changes) at the end of the period. The net change is divided by the share value at the beginning of the period to obtain the base period rate of return. This seven-day base period return is then multiplied by 365/7 to produce an annualized current yield figure carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the Portfolio are excluded from this calculation. The net change in share values also reflects all accrued expenses of the Alliance Money Market Portfolio as well as the value of additional shares purchased with dividends from the original shares and any additional shares.

The effective yield is obtained by adjusting the current yield to give effect to the compounding nature of the Alliance Money Market Portfolio's investments, as follows: The unannualized base period return is compounded by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result--i.e., effective yield = [(base period return +1)365/7] - 1.

Alliance Money Market Portfolio yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. Yield is a function of the type and quality of the instruments in the Alliance Money Market Portfolio, maturities and rates of return on investments, among other factors. In addition, the value of shares of the Alliance Money Market Portfolio will fluctuate and not remain constant.

The Alliance Money Market Portfolio yield may be compared with yields of other investments. However, it should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods. The yield also should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis. Investment income of the Alliance Money Market Portfolio, including any realized gains as well as accrued interest, is not paid out in dividends but is reflected in the share value. The Alliance Money Market Portfolio yield also does not reflect insurance company charges and fees applicable to Contracts.

The seven-day current yield for Class IB shares of the Alliance Money Market Portfolio was 5.10% for the period ended December 31, 1997. The effective yield for that period was 5.23%.


ALLIANCE QUALITY BOND, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES AND ALLIANCE HIGH YIELD PORTFOLIO YIELDS

Yields of the Alliance Quality Bond, Alliance Intermediate Government Securities and Alliance High Yield Portfolios will be computed by annualizing net investment income, as determined by the SEC's formula, calculated on a per share basis for a recent 30-day period and dividing that amount by a Portfolio share's net asset value (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) over such period and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Portfolios' yields will vary from time to time depending upon market conditions, the compostition of each Portfolio's portfolio and operating expenses of the Trust allocated to each Portfolio. Yield should also be considered relative to changes in the value of a Portfolio's shares and to the relative risks associated with the investment objectives and policies of the Portfolios. These yields do not reflect insurance company charges and fees applicable to the Contracts.

The 30-day yields for Class IB shares of the Alliance Intermediate Government Securities and Alliance High Yield Portfolio for the period ended December 31, 1997 were 5.31% and 10.07%, respectively.

TOTAL RETURN CALCULATIONS

Each Portfolio may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were invested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

T = (ERV/P)1/n - 1

where T equals average annual total return; where ERV, the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period; where P equals a hypothetical initial investment of $1,000; and where n equals the number of years. These total returns do not reflect insurance company charges and fees applicable to the Contracts.

The average annual total returns through December 31, 1997 for Class IB shares of the Alliance Common Stock Portfolio for one year, five years and ten years were 29.40%, 20.81%, and 17.74%, respectively.

The average annual total returns through December 31, 1997 for Class IB shares of the Alliance Intermediate Government Securities Portfolio for one year, five years, and since the Portfolio's inception (on April 1, 1991) were 7.01%, 5.68%, and 6.74%, respectively.

The average annual total returns through December 31, 1997 for Class IB shares of the Alliance High Yield Portfolio for one year, five years, and ten years were 18.19%, 15.63%, and 12.54%, respectively.

The average annual total returns through December 31, 1997 for Class IB shares of the Alliance Global Portfolio for one year, five years and ten years were 11.38%, 15.89%, and 13.49%, respectively.

The average annual total returns through December 31, 1997 for Class IB shares of the Alliance Aggressive Stock Portfolio for one year, five years and ten years were 10.66%, 14.66%, and 18.74%, respectively.

The average annual total returns through December 31, 1997 for the Alliance Conservative Investors Portfolio for one year, five years, and since the Portfolio's inception (on October 2, 1989) were 12.97%, 8.53%, and 9.25%, respectively.

The average annual total returns through December 31, 1997 for Class IB shares of the Alliance Growth Investors Portfolio for one year, five years and since the Portfolio's inception (on October 2, 1989) were 16.58%, 12.92%, and 15.45%, respectively.

The average annual total returns through December 31, 1997 for Class IB shares of the Alliance Growth and Income Portfolio for one year and since the Portfolio's inception (on October 1, 1993) were 26.61% and 15.64%, respectively.

The average annual total returns through December 31, 1997 for Class IB shares of the Alliance Equity Index Portfolio for one year and since the Portfolio's inception (on March 1, 1994) were 32.26% and 23.13%, respectively.

The average annual total returns through December 31, 1997 for the Alliance International Portfolio for one year and since the Portfolio's inception (April 3, 1995) were (3.23)% and 6.12%, respectively.

The total return through December 31, 1997 for the Alliance Small Cap Growth Portfolio since the Portfolio's inception (May 1, 1997) was 26.57%.

     Each Portfolio, from time to time, also may advertise its cumulative total return figures. Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of that Portfolio. Cumulative total return is calculated by finding the compound rates of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) - 1

Where:

C = Cumulative Total Return
P = a hypothetical initial investment of $1,000
ERV = ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

The cumulative total returns, since the inception of each Portfolio through December 31, 1997, for Class IB shares of the Alliance Common Stock, Alliance Intermediate Government Securities, Alliance High Yield, Alliance Balanced, Alliance Global, Alliance Aggressive Stock, Alliance Conservative Investors, Alliance Growth Investors, Alliance Quality Bond, Alliance Growth and Income, Alliance Equity Index, Alliance International, and Alliance Small Cap Growth Portfolios were 2,302.90%, 55.30%, 240.42%, 206.46%, 630.91%, 107.51%, 227.07%,
85.41%, 121.90%, 17.74% and 26.57%, respectively.


OTHER SERVICES


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountant. The financial statements of the Alliance Common Stock, Alliance Money Market, Alliance Balanced, Alliance Aggressive Stock, Alliance High Yield, Alliance Global, Alliance Conservative Investors, Alliance Growth Investors, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance Growth and Income, Alliance International, Alliance Equity Index and Alliance Small Cap Growth Portfolios for the year ended December 31, 1997, which are included in this SAI, have been audited by Price Waterhouse LLP, the Trust's independent accountant for such periods, as stated in their report appearing herein, and have been so included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


CUSTODIAN

The Chase Manhattan Bank, whose principal address is One Chase Manhattan Plaza, New York, New York 10081, has been designated the Custodian of the Trust's portfolio securities and other assets.


TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent for the Trust. For the year ended December 31, 1997, Equitable received no compensation for providing such services for the Trust.



UNDERWRITER

The Trust has distribution agreements (the "Class IB Underwriting Agreements") with each of Equitable Distributors, Inc. ("EDI") and EQ Financial Consultants, Inc. ("EQ Financial") (each a "Class IB Distributor") with respect to the Class IB shares. Both EDI and EQ Financial are indirect wholly-owned subsidiaries of Equitable and affiliates of Alliance. The address for EDI is 787 Seventh Avenue, New York, New York 10019. The address for EQ Financial is 1290 Avenue of the Americas, New York, New York 10104.

The Class IB Underwriting Agreements became effective on July 1, 1998. The Class IB Underwriting Agreement with EDI replaced an earlier substantially identical agreement (the "First Underwriting Agreement") that was amended to reflect the addition of EQ Financial as a Class IB Distributor.

The Class IB Underwriting Agreements will remain in effect until July 1, 1999, and from year to year thereafter only if their continuance is approved annually by (1) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the Investment Company Act) of the Trust or a Portfolio and who have no direct or indirect financial interest in the operation of the distribution plan adopted under Rule 12b-1 of the Investment Company Act (the "Distribution Plan") or any such related agreement (the "Independent Trustees") and (2) either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Trust.

Each Class IB Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with its offering of the Class IB shares to prospective investors and preparing, printing and mailing any other literature or advertising in connection with its offering of the Class IB shares to prospective investors. Each Class IB Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws and of any activity which is primarily intended to result in the sale of Class IB shares issued by the Trust, unless the Distribution Plan in effect for Class IB shares provides that the Trust or another entity shall bear some or all of such expenses.

As agent, each Class IB Distributor may offer shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Class IB Underwriting Agreements provide that each Class IB Distributor accepts orders for shares at net asset value without sales commission or load being charged. Neither Class IB Distributor has made any firm commitment to acquire shares of any Portfolio.

A description of the Distribution Plan and related services and fees thereunder is provided in the prospectus. On June 7, 1996, the Board of Trustees of the Trust unanimously approved the Distribution Plan. In connection with its consideration of the Distribution Plan, the Board of Trustees was furnished with drafts of the Distribution Plan and the related materials, including information related to the advantages and disadvantages of Rule 12b-1 plans currently being used in the mutual fund industry generally and with other competing funding vehicles for variable annuity and variable life contracts. Legal counsel for the Independent Trustees provided additional information, summarized the provisions of the proposed Distribution Plan and discussed the legal and regulatory considerations in adopting such Distribution Plan.

The Board considered various factors in connection with its decision as to whether to approve the Distribution Plan, including (a) the nature and causes of the circumstances which make implementation of the Distribution Plan necessary and appropriate; (b) the way in which the Distribution Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the possible benefits of the Distribution Plan to any other person relative to those of the Trust; (e) the effect of the Distribution Plan on existing owners of variable annuity contracts and variable life insurance policies; (f) the merits of possible alternative plans or pricing structures; (g) competitive conditions in the variable products industry; and (h) the relationship of the Distribution Plan to other distribution efforts of the Trust.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under relevant state law and the Investment Company Act, the Board determined, in the exercise of its business judgment, that the Distribution Plan is reasonably likely to benefit the Trust and the shareholders of its Portfolios.

The Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or a Class IB Distributor in connection with the Distribution Plan will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Distribution Plan, or the Rule 12b-1 related agreement, as applicable. In addition, the Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class IB shares of a Portfolio at any time, and in the case of any Rule 12b-1 related agreement, upon 60 days' written notice, without penalty, by vote of a majority of the outstanding Class IB shares of that

Portfolio or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (to more than .50% of average daily net assets annually) that may be spent for distribution of Class IB shares of a Portfolio without the approval of Class IB shareholders of that Portfolio. The Trustees currently limit payments under the Distribution Plan to .25% of a Portfolio's aggregate average daily net assets attributable to the Class IB shares. The Distribution Plan provides that a portion of the distribution services fee in an amount not to exceed .25% of the aggregate average daily net assets of a Portfolio attributable to Class IB shares constitutes a service fee that the Class IB Distributor will use for personal service and/or the maintenance of shareholder accounts. The Distribution Plan also provides that Alliance may use its own resources, which may include management fees received by Alliance from the Trust or other investment companies which it manages and Alliance's past profits, to finance the distribution of the Portfolios' shares.

The Class IB Underwriting Agreements provide that each Class IB Distributor will receive fees, from each Portfolio other than the Alliance Small Cap Growth Portfolio, at the annual rate of 0.25% of the average annual net assets of such Portfolio attributable to Class IB shares for which such Class IB Distributor provides services and/or assumes expenses under the Distribution Plan. With respect to the Alliance Small Cap Growth Portfolio, this amount shall not exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares for which each Class IB Distributor provides services and/or assumes expenses under the Distribution Plan and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in a ratio of expenses to average daily net assets attributable to Class IB shares for which such Class IB Distributor provides services and/or assumes expenses under the Distribution Plan equaling 1.20%.

For services rendered by EDI in connection with the distribution of Class IB shares pursuant to the Distribution Plan, EDI received $75,004 with respect to the Class IB shares of the Alliance Aggressive Stock Portfolio, $196,197 with respect to the Class IB shares of the Alliance Common Stock Portfolio, $43,043 with respect to the Class IB shares of the Alliance Growth Investors Portfolio, $35,117 with respect to the Class IB shares of the Alliance Global Portfolio, $50,330 with respect to the Class IB shares of the Alliance High Yield Portfolio, $99,710 with respect to the Class IB shares of the Alliance Money Market Portfolio, $2,784 with respect to the Class IB shares of the Alliance Intermediate Government Securities Portfolio, $3,118 with respect to the Class IB shares of the Alliance Conservative Investors Portfolio, $108 with respect to the Class IB shares of the Alliance Equity Index Portfolio, $2,877 with respect to the Class IB shares of the Alliance International Portfolio, $22,465 with respect to the Class IB shares of the Alliance Small Cap Growth Portfolio, and $21,823 with respect to the Class IB shares of the Alliance Growth and Income Portfolio for the year ended December 31, 1997.

EDI has informed the Trust that expenses incurred by the Trust and costs allocated to it in connection with activities primarily intended to result in the sale of Class IB shares were as follows for the year ended December 31, 1997:

                      AMOUNT OF EXPENSE AND ALLOCATED COST



                                  ALLIANCE         ALLIANCE         ALLIANCE       ALLIANCE    ALLIANCE      ALLIANCE
     CATEGORY OF EXPENSE      AGGRESSIVE STOCK   COMMON STOCK   GROWTH INVESTORS    GLOBAL    HIGH YIELD   MONEY MARKET
---------------------------- ------------------ -------------- ------------------ ---------- ------------ -------------
Advertising/Marketing ......       $ 1,629         $  3,325          $ 1,034       $   881      $   757      $ 1,548
Printing and Mailing of
 Prospectuses and
 Semi-Annual and
 Annual Reports to
 Other than Current
 Shareholders ..............        13,940           40,053            8,006         6,481        9,393       18,630
Compensation to
 Underwriters ..............             0                0                0             0            0            0
Compensation to Dealers.....
Compensation to Sales
 Personnel .................             0                0                0             0            0            0
Interest, Carrying or
 Other Financing
 Charges ...................             0                0                0             0            0            0
Other (includes personnel
 cost of those home
 office employees
 involved in the
 distribution effort and
 the travel-related
 expenses incurred by the
 marketing personnel
 conducting seminars) ......        59,435          152,819           34,003        27,755       40,180       79,532


                      AMOUNT OF EXPENSE AND ALLOCATED COST

                                  ALLIANCE
                                INTERMEDIATE       ALLIANCE       ALLIANCE                        ALLIANCE     ALLIANCE
                                 GOVERNMENT      CONSERVATIVE      EQUITY         ALLIANCE       SMALL CAP     GROWTH &
     CATEGORY OF EXPENSE         SECURITIES        INVESTORS        INDEX      INTERNATIONAL       GROWTH       INCOME
----------------------------   --------------   --------------   ----------   ---------------   -----------   ---------
Advertising/Marketing ......       $    0           $    0           $ 0           $    0         $     0      $     0
Printing and Mailing of
 Prospectuses and
 Semi-Annual and
 Annual Reports to
 Other than Current
 Shareholders ..............          569              635            22              562           4,218        4,341
Compensation to
 Underwriters ..............            0                0             0                0               0            0
Compensation to Dealers.....
Compensation to Sales
 Personnel .................            0                0             0                0               0            0
Interest, Carrying or
 Other Financing
 Charges ...................            0                0             0                0               0            0
Other (includes personnel
 cost of those home
 office employees
 involved in the
 distribution effort and
 the travel-related
 expenses incurred by the
 marketing personnel
 conducting seminars) ......        2,215            2,483            86            2,315          18,034       17,482

THE HUDSON RIVER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997



                                                                      ALLIANCE
                                                                    INTERMEDIATE                                         ALLIANCE
                                                     ALLIANCE        GOVERNMENT       ALLIANCE          ALLIANCE        GROWTH AND
                                                   MONEY MARKET      SECURITIES     QUALITY BOND       HIGH YIELD         INCOME
                                                    PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                  -------------     ------------    ------------     -------------    ------------
ASSETS:
Investments at value (Notes 1 and 4) ...........  $ 551,218,667     $114,937,264    $199,082,370     $ 409,444,270    $584,091,770
Cash ...........................................        250,597          150,271       1,850,749         3,867,754         136,662
Receivable for securities sold .................             --        8,514,530              --                --              --
Collateral held for securities loaned
 (Note 1) ......................................             --       14,877,570      20,317,896                --      83,697,400
Receivable from Separate Accounts for Trust
 shares sold ...................................     20,699,118          216,925         202,284         3,871,282       4,484,564
Unrealized appreciation of forward currency
 contracts (Notes 1 and 4) .....................             --               --         230,830                --              --
Dividends, interest and other receivables ......      2,952,078        1,470,759       2,012,816         9,027,978       1,310,011
                                                  -------------     ------------    ------------     -------------    ------------
  Total assets .................................    575,120,460      140,167,319     223,696,945       426,211,284     673,720,407
                                                  -------------     ------------    ------------     -------------    ------------
LIABILITIES:
Options written at value (Premiums received:
 Alliance Common Stock Portfolio--$103,560,700)
 (Notes 1 and 4)................................             --               --              --                --              --
Payable to custodian ...........................             --               --              --                --              --
Payable for securities purchased ...............             --        5,013,423              --         4,100,000       1,517,259
Payable for collateral received on securities
 loaned ........................................             --       14,877,570      20,317,896                --      83,697,400
Payable to Separate Accounts for Trust shares
 redeemed ......................................      1,207,497           27,928          17,806            16,591         397,040
Variation margin payable on futures contracts ..             --               --              --                --              --
Distribution fees payable ......................         24,848              988              --            12,299           6,670
Investment advisory fees payable ...............        175,017           52,732          95,141           220,448         280,754
Trustees' fees payable .........................         29,067            6,308           6,466             8,897           7,871
Accrued expenses ...............................         48,581           22,474          26,158            42,171          57,520
                                                  -------------     ------------    ------------     -------------    ------------
  Total liabilities ............................      1,485,010       20,001,423      20,463,467         4,400,406      85,964,514
                                                  -------------     ------------    ------------     -------------    ------------
NET ASSETS .....................................  $ 573,635,450     $120,165,896    $203,233,478     $ 421,810,878    $587,755,893
                                                  =============     ============    ============     =============    ============
Investments at cost ............................  $ 551,106,796     $113,600,359    $197,176,185     $ 401,820,273    $511,226,533
                                                  =============     ============    ============     =============    ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ...............................  $ 573,354,238     $127,643,383    $201,320,004     $ 412,006,119    $507,451,775
 Accumulated undistributed (overdistributed)
  net investment income ........................        149,936           17,556         321,561            29,459          (7,871)
 Accumulated undistributed net realized gain
  (loss) .......................................         19,405       (8,831,948)       (541,234)        2,151,303       7,446,752
 Unrealized appreciation/depreciation on
  investments and foreign currency denominated
  assets and liabilities .......................        111,871        1,336,905       2,133,147         7,623,997      72,865,237
                                                  -------------     ------------    ------------     -------------    ------------
NET ASSETS .....................................  $ 573,635,450     $120,165,896    $203,233,478     $ 421,810,878    $587,755,893
                                                  =============     ============    ============     =============    ============
CLASS IA SHARES:
Net Assets .....................................  $ 449,959,833     $115,114,412    $203,233,478     $ 355,473,286    $555,058,953
                                                  =============     ============    ============     =============    ============
Shares outstanding (Note 5) ....................     44,192,317       12,190,330      20,863,418        34,161,761      36,099,131
                                                  =============     ============    ============     =============    ============
Net asset value, offering and redemption
 price per share (Note 1) ......................  $       10.18     $       9.44    $       9.74     $       10.41    $      15.38
                                                  =============     ============    ============     =============    ============
CLASS IB SHARES:
Net Assets .....................................  $ 123,675,617     $  5,051,484                     $  66,337,592    $ 32,696,940
                                                  =============     ============                     =============    ============
Shares outstanding (Note 5) ....................     12,163,496          535,399                         6,386,424       2,128,126
                                                  =============     ============                     =============    ============
Net asset value, offering and redemption
 price per share (Note 1) ......................  $       10.17     $       9.43                     $       10.39    $      15.36
                                                  =============     ============                     =============    ============

See Notes to Financial Statements.

                        ALLIANCE
     ALLIANCE            COMMON             ALLIANCE          ALLIANCE
   EQUITY INDEX          STOCK               GLOBAL        INTERNATIONAL
    PORTFOLIO          PORTFOLIO           PORTFOLIO         PORTFOLIO
----------------- ------------------- ------------------- ---------------
 $   938,556,102   $  9,725,410,132     $ 1,221,659,645    $ 182,951,529
          99,549                 --          16,893,430        8,347,523
              --         60,067,219           8,205,868        2,023,708
     109,536,553        662,838,280         113,847,792       15,052,581
       4,552,195         29,633,785           1,766,152          223,944
              --                 --           6,004,608        2,059,365
       1,147,581         14,458,000           1,735,003          355,921
 ---------------   ----------------     ---------------    -------------
   1,053,891,980     10,492,407,416       1,370,112,498      211,014,571
 ---------------   ----------------     ---------------    -------------
              --        118,604,155                  --               --
              --            580,406                  --               --
              --        142,569,172          28,420,108        1,563,213
     109,536,553        662,838,280         113,847,792       15,052,581
         231,453          3,076,771           1,327,331          176,950
           2,300                 --                  --               --
              24             47,055               8,949              704
         264,547          3,091,113             709,265          158,485
          13,621            306,186              29,678            3,984
         102,458            520,545             382,380          161,478
 ---------------   ----------------     ---------------    -------------
     110,150,956        931,633,683         144,725,503       17,117,395
 ---------------   ----------------     ---------------    -------------
 $   943,741,024   $  9,560,773,733     $ 1,225,386,995    $ 193,897,176
 ===============   ================     ===============    =============
 $   717,317,746   $  7,039,048,426     $ 1,077,021,016    $ 195,035,943
 ===============   ================     ===============    =============
 $   722,427,560   $  6,704,717,648     $ 1,067,798,356    $ 210,004,133
         (17,221)         8,941,474             451,087       (1,256,432)
         (46,439)       175,796,508           7,714,386       (4,700,245)
     221,377,124      2,671,318,103         149,423,166      (10,150,280)
 ---------------   ----------------     ---------------    -------------
 $   943,741,024   $  9,560,773,733     $ 1,225,386,995    $ 193,897,176
 ===============   ================     ===============    =============
 $   943,630,904   $  9,331,993,502     $ 1,203,866,924    $ 190,610,696
 ===============   ================     ===============    =============
      47,791,119        431,744,475          69,624,563       18,568,973
 ===============   ================     ===============    =============
 $         19.74   $          21.61     $         17.29    $       10.27
 ===============   ================     ===============    =============
 $       110,120   $    228,780,231     $    21,520,071    $   3,286,480
 ===============   ================     ===============    =============
           5,580         10,601,628           1,246,147          320,403
 ===============   ================     ===============    =============
 $         19.73   $          21.58     $         17.27    $       10.26
 ===============   ================     ===============    =============

                       ALLIANCE         ALLIANCE         ALLIANCE                              ALLIANCE
     ALLIANCE         AGGRESSIVE       SMALL CAP       CONSERVATIVE         ALLIANCE            GROWTH
   EQUITY INDEX         STOCK            GROWTH         INVESTORS           BALANCED          INVESTORS
    PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO          PORTFOLIO          PORTFOLIO
----------------- ----------------- --------------- ----------------- ------------------- -----------------
 $   938,556,102   $4,484,945,342    $153,853,714     $ 311,255,843     $ 1,711,741,713    $1,657,357,208
          99,549          181,729         380,306            39,071           1,336,861         2,638,254
              --      211,128,536       1,370,099           105,731           1,446,489         1,856,156
     109,536,553      612,639,016              --        29,663,095         239,139,139       159,509,187
       4,552,195        6,208,417         403,968           325,132             529,990         2,830,011
              --               --              --           139,774           1,492,018         2,702,688
       1,147,581          595,158          23,205         2,089,310          10,724,098         5,770,157
 ---------------   --------------    ------------     -------------     ---------------    --------------
   1,053,891,980    5,315,698,198     156,031,292       343,617,956       1,966,410,308     1,832,663,661
 ---------------   --------------    ------------     -------------     ---------------    --------------
              --               --              --                --                  --                --
              --               --              --                --                  --                --
              --       26,255,439       7,702,919           113,315           2,125,059         5,464,664
     109,536,553      612,639,016              --        29,663,095         239,139,139       159,509,187
         231,453       10,893,069       7,192,631            73,102              94,151           461,205
           2,300               --              --                --                  --                --
              24           15,377           8,682             1,107                  --             7,599
         264,547        2,231,578         105,191           133,055             641,386           768,784
          13,621          148,899             461            12,365              82,699            44,658
         102,458          257,517          21,956            81,003             239,345           288,849
 ---------------   --------------    ------------     -------------     ---------------    --------------
     110,150,956      652,440,895      15,031,840        30,077,042         242,321,779       166,544,946
 ---------------   --------------    ------------     -------------     ---------------    --------------
 $   943,741,024   $4,663,257,303    $140,999,452     $ 313,540,914     $ 1,724,088,529    $1,666,118,715
 ===============   ==============    ============     =============     ===============    ==============
 $   717,317,746   $4,067,187,001    $153,110,020     $ 291,515,613     $ 1,529,925,684    $1,482,735,753
 ===============   ==============    ============     =============     ===============    ==============
 $   722,427,560   $4,116,687,538    $141,856,917     $ 289,318,998     $ 1,515,099,274    $1,462,182,116
         (17,221)        (113,631)           (461)           35,314              84,008        (1,463,848)
         (46,439)     128,925,055      (1,600,698)        4,312,256          25,622,052        28,847,706
     221,377,124      417,758,341         743,694        19,874,346         183,283,195       176,552,741
 ---------------   --------------    ------------     -------------     ---------------    --------------
 $   943,741,024   $4,663,257,303    $140,999,452     $ 313,540,914     $ 1,724,088,529    $1,666,118,715
 ===============   ==============    ============     =============     ===============    ==============
 $   943,630,904   $4,589,771,586    $ 94,675,696     $ 307,846,822     $ 1,724,088,529    $1,630,388,457
 ===============   ==============    ============     =============     ===============    ==============
      47,791,119      126,731,100       7,666,635        25,886,381          98,055,256        87,899,970
 ===============   ==============    ============     =============     ===============    ==============
 $         19.74   $        36.22    $      12.35     $       11.89     $         17.58    $        18.55
 ===============   ==============    ============     =============     ===============    ==============
 $       110,120   $   73,485,717    $ 46,323,756     $   5,694,092                        $   35,730,258
 ===============   ==============    ============     =============                        ==============
           5,580        2,034,175       3,752,576           479,176                             1,928,937
 ===============   ==============    ============     =============                        ==============
 $         19.73   $        36.13    $      12.34     $       11.88                        $        18.52
 ===============   ==============    ============     =============                        ==============

THE HUDSON RIVER TRUST
STATEMENTS OF OPERATIONS
Year Ended December 31, 1997

                                                                       ALLIANCE
                                                                     INTERMEDIATE                                   ALLIANCE
                                                        ALLIANCE      GOVERNMENT      ALLIANCE       ALLIANCE      GROWTH AND
                                                      MONEY MARKET    SECURITIES    QUALITY BOND    HIGH YIELD       INCOME
                                                        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                     -------------- -------------- -------------- -------------- -------------
INVESTMENT INCOME:
 Income** (Note 1):
  Dividends (including $2,161,224 and
    $7,600,919 from affiliated companies for the
    Alliance Common Stock and Alliance
    Aggressive Stock Portfolios, respectively) .....  $        --     $       --    $        --    $        --    $ 5,855,617
  Interest .........................................   26,575,962      6,319,864     12,027,150     31,369,008        528,528
                                                      -----------     ----------    -----------    -----------    -----------
    Total income ...................................   26,575,962      6,319,864     12,027,150     31,369,008      6,384,145
                                                      -----------     ----------    -----------    -----------    -----------
 Expenses (Notes 1, 2 and 3):
  Investment advisory fee ..........................    1,701,504        512,659        946,523      1,759,520      2,241,190
  Custodian fees ...................................       34,909         27,311         29,438         37,074         50,640
  Distribution fees--Class IB ......................       99,712          2,784             --         50,330         21,822
  Printing and mailing expenses ....................       53,828         10,017         20,484         30,911         40,407
  Professional fees ................................       13,247          2,878          4,137          6,541          8,851
  Proxy ............................................       18,723          4,003          7,831          8,578          9,482
  SEC registration fees ............................        2,598            472            472            945          2,126
  Trustees' fees ...................................       12,946          2,812          4,882          7,918         10,507
  Miscellaneous ....................................        7,936          2,178          3,718          4,003          4,378
                                                      -----------     ----------    -----------    -----------    -----------
    Total expenses .................................    1,945,403        565,114      1,017,485      1,905,820      2,389,403
                                                      -----------     ----------    -----------    -----------    -----------
NET INVESTMENT INCOME ..............................   24,630,559      5,754,750     11,009,665     29,463,188      3,994,742
                                                      -----------     ----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $60,278,736 and
    $73,433,264 from affiliated companies for
    the Alliance Common Stock and Alliance
    Aggressive Stock Portfolios, respectively) .....       57,662      1,026,388      4,637,643     19,038,590     40,626,845
  On options written ...............................           --             --             --             --             --
  On foreign currency transactions .................           --             --        479,412             --             --
  On futures contracts .............................           --        (31,130)            --             --             --
                                                      -----------     ----------    -----------    -----------    -----------
 Realized gain (loss)--net .........................       57,662        995,258      5,117,055     19,038,590     40,626,845
                                                      -----------     ----------    -----------    -----------    -----------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities ....................................      (45,650)       715,736       (370,670)     2,081,485     45,313,202
  On options written ...............................           --             --             --             --             --
  On foreign currency transactions .................           --             --         79,202             --             --
  On futures contracts .............................           --             --             --             --             --
                                                      -----------     ----------    -----------    -----------    -----------
 Unrealized appreciation/depreciation--net .........      (45,650)       715,736       (291,468)     2,081,485     45,313,202
                                                      -----------     ----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ...........       12,012      1,710,994      4,825,587     21,120,075     85,940,047
                                                      -----------     ----------    -----------    -----------    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........  $24,642,571     $7,465,744    $15,835,252    $50,583,263    $89,934,789
                                                      ===========     ==========    ===========    ===========    ===========

----------
* For the period from May 1, 1997 (commencement of operations) to December 31, 1997.

** Net of foreign taxes withheld on dividends of $10,061, $28,990, $241,270, $1,461,466, $402,959, $60,774, $545,351 and $589,252 for the Alliance
      Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively, and on interest of $2,017, $398, $337 and $352 for the Alliance Global, Alliance International, Alliance Balanced and Alliance Growth Investors Portfolios, respectively.

See Notes to Financial Statements.

    ALLIANCE          ALLIANCE        ALLIANCE        ALLIANCE
  EQUITY INDEX      COMMON STOCK       GLOBAL      INTERNATIONAL
    PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO
---------------- ----------------- -------------- ---------------



  $ 11,411,812    $   68,591,236    $ 12,928,478   $   2,632,662
       789,772        18,865,438       6,100,385       1,090,065
  ------------    --------------    ------------   -------------
    12,201,584        87,456,674      19,028,863       3,722,727
  ------------    --------------    ------------   -------------

     2,197,395        29,420,651       7,017,899       1,762,245
       122,477           252,696         669,018         309,149
           107           196,198          30,918           2,877
        66,090           886,522         127,631          19,754
        15,908           245,582          33,973           3,642
        16,561           297,204          43,819           5,710
         3,779                --           5,432           1,181
        17,440           218,844          31,329           5,409
         6,832           123,238          18,082           2,796
  ------------    --------------    ------------   -------------
     2,446,589        31,640,935       7,978,101       2,112,763
  ------------    --------------    ------------   -------------
     9,754,995        55,815,739      11,050,762       1,609,964
  ------------    --------------    ------------   -------------

     2,229,446       948,337,540      89,619,727       6,320,591
            --        35,412,804              --              --
        (3,600)          (35,211)     12,151,769       2,073,635
     1,334,820                --              --              --
  ------------    --------------    ------------   -------------
     3,560,666       983,715,133     101,771,496       8,394,226
  ------------    --------------    ------------   -------------

   158,811,684     1,059,002,503      11,374,979     (17,028,354)
            --       (12,783,605)             --              --
        10,468              (108)      2,687,736       1,688,166
       297,300                --              --              --
  ------------    --------------    ------------   -------------
   159,119,452     1,046,218,790      14,062,715     (15,340,188)
  ------------    --------------    ------------   -------------
   162,680,118     2,029,933,923     115,834,211      (6,945,962)
  ------------    --------------    ------------   -------------
  $172,435,113    $2,085,749,662    $126,884,973   $  (5,335,998)
  ============    ==============    ============   =============

    ALLIANCE       ALLIANCE      ALLIANCE                       ALLIANCE
   AGGRESSIVE      SMALL CAP   CONSERVATIVE      ALLIANCE        GROWTH
      STOCK         GROWTH       INVESTORS       BALANCED       INVESTORS
    PORTFOLIO     PORTFOLIO*     PORTFOLIO      PORTFOLIO       PORTFOLIO
---------------- ------------ -------------- --------------- --------------



 $  17,775,006    $  138,366   $ 1,057,328    $  9,530,794    $ 10,909,405
    10,411,701       273,322    12,801,311      52,969,301      30,543,074
 -------------    ----------   -----------    ------------    ------------
    28,186,707       411,688    13,858,639      62,500,095      41,452,479
 -------------    ----------   -----------    ------------    ------------

    22,471,593       349,889     1,458,313       6,677,983       7,843,703
       156,983        18,251       125,580         354,061         433,193
        75,004        22,465         3,118              --          43,043
       488,080         2,554        34,433         199,288         165,800
       136,125           615         8,111          54,912          44,950
       174,004            --        13,373          77,187          57,542
            --            --           472              --           6,141
       121,089           696         8,523          46,548          41,008
        64,056           860         5,612          30,053          22,804
 -------------    ----------   -----------    ------------    ------------
    23,686,934       395,330     1,657,535       7,440,032       8,658,184
 -------------    ----------   -----------    ------------    ------------
     4,499,773        16,358    12,201,104      55,060,063      32,794,295
 -------------    ----------   -----------    ------------    ------------

   523,431,192     1,627,719    14,280,979     113,673,484     118,407,140
            --            --            --              --              --
            --            --      (294,655)       (652,446)      3,578,951
            --            --            --              --              --
 -------------    ----------   -----------    ------------    ------------
   523,431,192     1,627,719    13,986,324     113,021,038     121,986,091
 -------------    ----------   -----------    ------------    ------------

   (75,825,667)      743,694    10,033,377      64,409,755      77,338,868
            --            --            --              --              --
            --            --       133,673       1,464,013       1,411,017
            --            --            --              --              --
 -------------    ----------   -----------    ------------    ------------
   (75,825,667)      743,694    10,167,050      65,873,768      78,749,885
 -------------    ----------   -----------    ------------    ------------
   447,605,525     2,371,413    24,153,374     178,894,806     200,735,976
 -------------    ----------   -----------    ------------    ------------
 $ 452,105,298    $2,387,771   $36,354,478    $233,954,869    $233,530,271
 =============    ==========   ===========    ============    ============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       ALLIANCE
                                                                      ALLIANCE                  INTERMEDIATE GOVERNMENT
                                                               MONEY MARKET PORTFOLIO            SECURITIES PORTFOLIO
                                                          --------------------------------- -------------------------------
                                                                     YEAR ENDED                       YEAR ENDED
                                                                    DECEMBER 31,                     DECEMBER 31,
                                                                1997             1996             1997            1996
                                                          ---------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..................................  $   24,630,559   $   19,055,993   $   5,754,750   $   4,575,583
 Realized gain (loss)--net ..............................          57,662               --         995,258        (453,637)
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ...........................         (45,650)          (7,886)        715,736      (1,025,808)
                                                           --------------   --------------   -------------   -------------
 Net increase in net assets from operations .............      24,642,571       19,048,107       7,465,744       3,096,138
                                                           --------------   --------------   -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income ..................     (21,721,933)     (19,050,946)     (5,646,086)     (4,575,583)
  Dividends in excess of net investment income ..........              --          (25,232)             --         (19,617)
  Distributions from realized gains .....................         (30,365)              --              --              --
  Tax return of capital distributions ...................              --               --              --              --
                                                           --------------   --------------   -------------   -------------
 Total Class IA dividends and distributions .............     (21,752,298)     (19,076,178)     (5,646,086)     (4,595,200)
                                                           --------------   --------------   -------------   -------------
 Class IB:
  Dividends from net investment income ..................      (2,801,881)          (5,047)        (90,108)             --
  Dividends in excess of net investment income ..........              --          (29,384)             --              --
  Distributions from realized gains .....................          (7,892)              --              --              --
  Distributions in excess of realized gains .............              --               --              --              --
                                                           --------------   --------------   -------------   -------------
 Total Class IB dividends and distributions .............      (2,809,773)         (34,431)        (90,108)             --
                                                           --------------   --------------   -------------   -------------
 Decrease in net assets from dividends and
  distributions .........................................     (24,562,071)     (19,110,609)     (5,736,194)     (4,595,200)
                                                           --------------   --------------   -------------   -------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ...........................................     902,735,892      508,537,942      40,498,885      36,879,548
  Shares issued in reinvestment of dividends and
    distributions .......................................      21,752,298       19,076,178       5,646,086       4,595,200
  Shares redeemed .......................................    (938,706,582)    (450,848,823)    (21,146,992)    (23,371,086)
                                                           --------------   --------------   -------------   -------------
 Total Class IA transactions ............................     (14,218,392)      76,765,297      24,997,979      18,103,662
                                                           --------------   --------------   -------------   -------------
 Class IB:
  Shares sold ...........................................     158,089,618        3,624,653       5,061,316              --
  Shares issued in reinvestment of dividends and
    distributions .......................................       2,809,773           34,431          90,108              --
  Shares redeemed .......................................     (39,732,243)        (446,631)        (97,482)             --
                                                           --------------   --------------   -------------   -------------
 Total Class IB transactions ............................     121,167,148        3,212,453       5,053,942              --
                                                           --------------   --------------   -------------   -------------
 Net increase (decrease) in net assets derived from
  share transactions ....................................     106,948,756       79,977,750      30,051,921      18,103,662
                                                           --------------   --------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS .......................     107,029,256       79,915,248      31,781,471      16,604,600
NET ASSETS, BEGINNING OF PERIOD .........................     466,606,194      386,690,946      88,384,425      71,779,825
                                                           --------------   --------------   -------------   -------------
NET ASSETS, END OF PERIOD* ..............................  $  573,635,450   $  466,606,194   $ 120,165,896   $  88,384,425
                                                           ==============   ==============   =============   =============

----------
* Including accumulated undistributed (overdistributed) net investment income of $149,936 and $43,191 for the Alliance Money Market Portfolio; $17,556 and $3,160 for the Alliance Intermediate Government Securities Portfolio; $321,561 and $(220,079) for the Alliance Quality Bond Portfolio; $29,459 and $23,927 for the Alliance High Yield Portfolio; $(7,871) and $11,797 for the Alliance Growth and Income Portfolio; $(17,221) and $(5,276) for the Alliance Equity Index Portfolio, as of December 31, 1997 and December 31, 1996, respectively.

See Notes to Financial Statements.

            ALLIANCE                          ALLIANCE
     QUALITY BOND PORTFOLIO             HIGH YIELD PORTFOLIO
--------------------------------- ---------------------------------
           YEAR ENDED                        YEAR ENDED
          DECEMBER 31,                      DECEMBER 31,
      1997             1996             1997             1996
---------------- ---------------- ---------------- ----------------

 $  11,009,665    $  10,285,868    $  29,463,188    $  15,471,581
     5,117,055          871,659       19,038,590       12,420,138


      (291,468)      (1,749,535)       2,081,485        3,447,403
--------------    -------------    -------------    -------------
    15,835,252        9,407,992       50,583,263       31,339,122
--------------    -------------    -------------    -------------

   (11,132,504)     (10,285,868)     (26,828,709)     (15,469,541)
            --         (326,079)              --         (432,568)
            --               --      (13,814,454)     (11,348,200)
            --               --               --               --
--------------    -------------    -------------    -------------
   (11,132,504)     (10,611,947)     (40,643,163)     (27,250,309)
--------------    -------------    -------------    -------------

            --               --       (2,657,724)          (2,040)
            --               --               --          (15,935)
            --               --       (2,518,666)            (908)
            --               --               --          (18,516)
--------------    -------------    -------------    -------------
            --               --       (5,176,390)         (37,399)
--------------    -------------    -------------    -------------

   (11,132,504)     (10,611,947)     (45,819,553)     (27,287,708)
--------------    -------------    -------------    -------------
    49,175,799       27,205,153      161,350,185       71,897,677

    11,132,504       10,611,947       40,643,163       27,250,309
   (16,801,045)     (39,032,520)     (52,652,236)     (21,997,075)
--------------    -------------    -------------    -------------
    43,507,258       (1,215,420)     149,341,112       77,150,911
--------------    -------------    -------------    -------------

            --               --       63,018,257          677,158

            --               --        5,176,390           37,399
            --               --         (534,056)              --
--------------    -------------    -------------    -------------
            --               --       67,660,591          714,557
--------------    -------------    -------------    -------------

    43,507,258       (1,215,420)     217,001,703       77,865,468
--------------    -------------    -------------    -------------
    48,210,006       (2,419,375)     221,765,413       81,916,882
   155,023,472      157,442,847      200,045,465      118,128,583
--------------    -------------    -------------    -------------
 $ 203,233,478    $ 155,023,472    $ 421,810,878    $ 200,045,465
==============    =============    =============    =============

           ALLIANCE
       GROWTH AND INCOME                    ALLIANCE
           PORTFOLIO                 EQUITY INDEX PORTFOLIO
------------------------------- --------------------------------
          YEAR ENDED                       YEAR ENDED
         DECEMBER 31,                     DECEMBER 31,
      1997            1996            1997             1996
--------------- --------------- ---------------- ---------------

 $   3,994,742   $   3,051,998   $   9,754,995    $   5,656,346
    40,626,845      12,181,263       3,560,666       15,194,950


    45,313,202      16,443,384     159,119,452       41,228,418
 -------------   -------------   -------------    -------------
    89,934,789      31,676,645     172,435,113       62,079,714
 -------------   -------------   -------------    -------------

    (3,997,147)     (3,050,479)    (10,027,043)      (5,656,346)
            --              --              --           (4,427)
   (31,316,552)    (11,682,352)     (3,323,415)     (15,093,505)
            --              --              --           (7,525)
 -------------   -------------   -------------    -------------
   (35,313,699)    (14,732,831)    (13,350,458)     (20,761,803)
 -------------   -------------   -------------    -------------

       (65,287)             --            (648)              --
            --              --              --               --
    (1,815,517)             --            (392)              --
            --              --              --               --
 -------------   -------------   -------------    -------------
    (1,880,804)             --          (1,040)              --
 -------------   -------------   -------------    -------------

   (37,194,503)    (14,732,831)    (13,351,498)     (20,761,803)
 -------------   -------------   -------------    -------------
   251,418,234     111,512,120     450,997,869      230,679,439

    35,313,699      14,732,831      13,350,458       20,761,803
   (17,464,089)     (9,161,198)    (66,043,438)     (72,295,253)
 -------------   -------------   -------------    -------------
   269,267,844     117,083,753     398,304,889      179,145,989
 -------------   -------------   -------------    -------------

    31,791,055              --         137,857               --

     1,880,804              --           1,040               --
        (4,484)             --         (35,558)              --
 -------------   -------------   -------------    -------------
    33,667,375              --         103,339               --
 -------------   -------------   -------------    -------------

   302,935,219     117,083,753     398,408,228      179,145,989
 -------------   -------------   -------------    -------------
   355,675,505     134,027,567     557,491,843      220,463,900
   232,080,388      98,052,821     386,249,181      165,785,281
 -------------   -------------   -------------    -------------
 $ 587,755,893   $ 232,080,388   $ 943,741,024    $ 386,249,181
 =============   =============   =============    =============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           ALLIANCE                          ALLIANCE
                                                                    COMMON STOCK PORTFOLIO               GLOBAL PORTFOLIO
                                                             ------------------------------------ -------------------------------
                                                                          YEAR ENDED                        YEAR ENDED
                                                                         DECEMBER 31,                      DECEMBER 31,
                                                                    1997              1996             1997              1996
                                                             ----------------- ------------------ --------------    -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .....................................  $   55,815,739     $   48,811,771   $   11,050,762    $  10,849,353
 Realized gain--net ........................................     983,715,133        587,208,099      101,771,496       44,997,037
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ..............................   1,046,218,790        636,307,007       14,062,715       60,383,165
                                                              --------------     --------------   --------------    -------------
 Net increase (decrease) in net assets from operations .....   2,085,749,662      1,272,326,877      126,884,973      116,229,555
                                                              --------------     --------------   --------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income .....................     (43,806,963)       (44,580,327)     (23,003,562)     (10,849,259)
  Dividends in excess of net investment income .............              --                 --               --       (4,499,020)
  Distributions from realized gains ........................    (700,688,717)      (587,198,121)     (76,503,591)     (42,474,239)
  Distributions in excess of realized gains ................              --        (71,434,343)              --               --
  Tax return of capital distributions ......................              --           (988,016)              --         (220,411)
                                                              --------------     --------------   --------------    -------------
 Total Class IA dividends and distributions ................    (744,495,680)      (704,200,807)     (99,507,153)     (58,042,929)
                                                              --------------     --------------   --------------    -------------
 Class IB:
  Dividends from net investment income .....................        (241,911)              (326)        (319,694)             (94)
  Dividends in excess of net investment income .............              --             (4,564)              --           (2,076)
  Distributions from realized gains ........................     (16,923,582)            (9,978)      (1,359,092)          (1,502)
  Distributions in excess of realized gains ................              --            (62,273)              --           (4,502)
  Tax return of capital distributions ......................              --               (108)              --              (31)
                                                              --------------     --------------   --------------    -------------
 Total Class IB dividends and distributions ................     (17,165,493)           (77,249)      (1,678,786)          (8,205)
                                                              --------------     --------------   --------------    -------------
 Decrease in net assets from dividends and
  distributions ............................................    (761,661,173)      (704,278,056)    (101,185,939)     (58,051,134)
                                                              --------------     --------------   --------------    -------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ..............................................   1,034,152,489        756,034,799      241,147,160      255,537,439
  Shares issued in reinvestment of dividends and
    distributions ..........................................     744,495,680        704,200,807       99,507,153       58,042,929
  Shares redeemed ..........................................    (394,260,503)      (282,642,349)    (159,826,842)     (60,861,388)
                                                              --------------     --------------   --------------    -------------
 Total Class IA transactions ...............................   1,384,387,666      1,177,593,257      180,827,471      252,718,980
                                                              --------------     --------------   --------------    -------------
 Class IB:
  Shares sold ..............................................     209,141,659          1,237,252       21,767,932          285,485
  Shares issued in reinvestment of dividends and
    distributions ..........................................      17,165,493             77,249        1,678,786            8,205
  Shares redeemed ..........................................        (643,153)                --       (1,917,712)              --
                                                              --------------     --------------   --------------    -------------
 Total Class IB transactions ...............................     225,663,999          1,314,501       21,529,006          293,690
                                                              --------------     --------------   --------------    -------------
 Net increase in net assets derived from share
  transactions .............................................   1,610,051,665      1,178,907,758      202,356,477      253,012,670
                                                              --------------     --------------   --------------    -------------
INCREASE IN NET ASSETS .....................................   2,934,140,154      1,746,956,579      228,055,511      311,191,091
NET ASSETS, BEGINNING OF PERIOD ............................   6,626,633,579      4,879,677,000      997,331,484      686,140,393
                                                              --------------     --------------   --------------    -------------
NET ASSETS, END OF PERIOD* .................................  $9,560,773,733     $6,626,633,579   $1,225,386,995    $ 997,331,484
                                                              ==============     ==============   ==============    =============

----------
 * Including accumulated undistributed (overdistributed) net investment income of $8,941,474 and $(194,316) for the Alliance Common Stock Portfolio; $451,087 and $(3,212,284) for the Alliance Global Portfolio; $(1,256,432)
   and $(614,431) for the Alliance International Portfolio; $(113,631) and $(58,479) for the Alliance Aggressive Stock Portfolio; $35,314 and $9,815 for the Alliance Conservative Investors Portfolio, as of December 31, 1997 and December 31, 1996, respectively, and $(461) for the Alliance Small Cap Growth Portfolio as of December 31, 1997.

**    Commencement of Operations.


See Notes to Financial Statements.

                                                                            ALLIANCE                  ALLIANCE
            ALLIANCE                           ALLIANCE                 SMALL CAP GROWTH       CONSERVATIVE INVESTORS
    INTERNATIONAL PORTFOLIO           AGGRESSIVE STOCK PORTFOLIO            PORTFOLIO                 PORTFOLIO
-------------------------------- ------------------------------------- ------------------ ---------------------------------
           YEAR ENDED                         YEAR ENDED                MAY 1, 1997** TO             YEAR ENDED
          DECEMBER 31,                       DECEMBER 31,                 DECEMBER 31,              DECEMBER 31,
      1997             1996              1997               1996              1997              1997             1996
---------------- --------------- ------------------- ----------------- ------------------ ---------------- ----------------

 $    1,609,964   $   1,072,074   $      4,499,773    $    8,075,002     $      16,358     $  12,201,104    $  12,360,795
      8,394,226       3,051,749        523,431,192       651,846,275         1,627,719        13,986,324        6,689,821


    (15,340,188)      4,245,403        (75,825,667)      (19,577,800)          743,694        10,167,050       (4,721,182)
---------------   -------------   ----------------    --------------     -------------     -------------    -------------
     (5,335,998)      8,369,226        452,105,298       640,343,477         2,387,771        36,354,478       14,329,434
---------------   -------------   ----------------    --------------     -------------     -------------    -------------


     (5,505,067)     (1,072,074)        (6,323,032)       (8,075,028)          (16,325)      (11,954,796)     (12,360,795)
             --        (972,982)                --           (50,994)               --                --          (44,557)
     (9,560,102)     (2,651,391)      (381,316,889)     (651,842,635)       (2,163,100)       (9,269,071)      (6,689,821)
             --              --                 --        (1,362,771)               --                --         (396,608)
             --              --                 --                --                --                --               --
---------------   -------------   ----------------    --------------     -------------     -------------    -------------
    (15,065,169)     (4,696,447)      (387,639,921)     (661,331,428)       (2,179,425)      (21,223,867)     (19,491,781)
---------------   -------------   ----------------    --------------     -------------     -------------    -------------

        (69,625)             --             (8,975)               --              (904)          (74,433)              --
             --              --                 --              (452)               --                --               --
       (161,535)             --         (6,038,166)           (3,630)       (1,071,973)         (163,419)              --
             --              --                 --           (32,780)               --                --               --
             --              --                 --                --                --                --               --
---------------   -------------   ----------------    --------------     -------------     -------------    -------------
       (231,160)             --         (6,047,141)          (36,862)       (1,072,877)         (237,852)              --
---------------   -------------   ----------------    --------------     -------------     -------------    -------------

    (15,296,329)     (4,696,447)      (393,687,062)     (661,368,290)       (3,252,302)      (21,461,719)     (19,491,781)
---------------   -------------   ----------------    --------------     -------------     -------------    -------------


    204,985,168     141,011,557      1,331,662,733     1,093,061,087       154,901,196        34,060,741       50,046,532

     15,065,169       4,696,447        387,639,921       661,331,428         2,179,425        21,223,868       19,491,781
   (161,266,462)    (26,157,811)    (1,058,223,800)     (568,654,477)      (62,293,798)      (44,876,250)     (34,074,560)
---------------   -------------   ----------------    --------------     -------------     -------------    -------------
     58,783,875     119,550,193        661,078,854     1,185,738,038        94,786,823        10,408,359       35,463,753
---------------   -------------   ----------------    --------------     -------------     -------------    -------------

      3,841,704              --         72,451,903           604,481        46,064,536         5,707,042               --

        231,160              --          6,047,141            36,862         1,072,877           237,851               --
       (234,071)             --           (608,248)               --           (60,253)         (107,498)              --
---------------   -------------   ----------------    --------------     -------------     -------------    -------------
      3,838,793              --         77,890,796           641,343        47,077,160         5,837,395               --
---------------   -------------   ----------------    --------------     -------------     -------------    -------------

     62,622,668     119,550,193        738,969,650     1,186,379,381       141,863,983        16,245,754       35,463,753
---------------   -------------   ----------------    --------------     -------------     -------------    -------------
     41,990,341     123,222,972        797,387,886     1,165,354,568       140,999,452        31,138,513       30,301,406
    151,906,835      28,683,863      3,865,869,417     2,700,514,849                --       282,402,401      252,100,995
---------------   -------------   ----------------    --------------     -------------     -------------    -------------
 $  193,897,176   $ 151,906,835   $  4,663,257,303    $3,865,869,417     $ 140,999,452     $ 313,540,914    $ 282,402,401
===============   =============   ================    ==============     =============     =============    =============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       ALLIANCE                            ALLIANCE
                                                                  BALANCED PORTFOLIO              GROWTH INVESTORS PORTFOLIO
                                                         ------------------------------------ -----------------------------------
                                                                      YEAR ENDED                          YEAR ENDED
                                                                     DECEMBER 31,                        DECEMBER 31,
                                                                1997               1996              1997              1996
                                                         ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .................................   $   55,060,063    $   49,871,322    $   32,794,295    $   25,706,114
 Realized gain--net ....................................      113,021,038       128,392,470       121,986,091       131,200,343
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ..........................       65,873,768        (3,420,061)       78,749,885       (20,549,143)
                                                           --------------    --------------    --------------    --------------
 Net increase in net assets from operations ............      233,954,869       174,843,731       233,530,271       136,357,314
                                                           --------------    --------------    --------------    --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income .................      (54,844,131)      (49,871,322)      (37,426,355)      (25,705,569)
  Dividends in excess of net investment income .........               --          (241,952)               --        (2,082,361)
  Distributions from realized gains ....................      (84,244,038)     (128,392,470)      (84,649,354)     (131,199,726)
  Distributions in excess of realized gains ............               --        (2,491,886)               --          (570,518)
                                                           --------------    --------------    --------------    --------------
 Total Class IA dividends and distributions ............     (139,088,169)     (180,997,630)     (122,075,709)     (159,558,174)
                                                           --------------    --------------    --------------    --------------
 Class IB:
  Dividends from net investment income .................               --                --          (527,651)             (545)
  Dividends in excess of net investment income .........               --                --                --            (2,449)
  Distributions from realized gains ....................               --                --        (1,840,006)             (617)
  Distributions in excess of realized gains ............               --                --                --            (6,239)
                                                           --------------    --------------    --------------    --------------
 Total Class IB dividends and distributions ............               --                --        (2,367,657)           (9,850)
                                                           --------------    --------------    --------------    --------------
 Decrease in net assets from dividends and
  distributions ........................................     (139,088,169)     (180,997,630)     (124,443,366)     (159,568,024)
                                                           --------------    --------------    --------------    --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ..........................................       64,626,322        64,030,181       177,931,189       297,495,728
  Shares issued in reinvestment of dividends and
    distributions ......................................      139,088,169       180,997,630       122,075,709       159,558,174
  Shares redeemed ......................................     (212,348,166)     (124,160,136)      (80,173,883)      (28,339,916)
                                                           --------------    --------------    --------------    --------------
 Total Class IA transactions ...........................       (8,633,675)      120,867,675       219,833,015       428,713,986
                                                           --------------    --------------    --------------    --------------
 Class IB:
  Shares sold ..........................................               --                --        34,376,432           468,087
  Shares issued in reinvestment of dividends and
    distributions ......................................               --                --         2,367,657             9,850
  Shares redeemed ......................................               --                --        (1,660,277)              (90)
                                                           --------------    --------------    --------------    --------------
 Total Class IB transactions ...........................               --                --        35,083,812           477,847
                                                           --------------    --------------    --------------    --------------
 Net increase (decrease) in net assets derived from
  share transactions ...................................       (8,633,675)      120,867,675       254,916,827       429,191,833
                                                           --------------    --------------    --------------    --------------
INCREASE IN NET ASSETS .................................       86,233,025       114,713,776       364,003,732       405,981,123
NET ASSETS, BEGINNING OF PERIOD ........................    1,637,855,504     1,523,141,728     1,302,114,983       896,133,860
                                                           --------------    --------------    --------------    --------------
NET ASSETS, END OF PERIOD* .............................   $1,724,088,529    $1,637,855,504    $1,666,118,715    $1,302,114,983
                                                           ==============    ==============    ==============    ==============

----------
* Including accumulated undistributed (overdistributed) net investment income of $84,008 and $(190,700) for the Alliance Balanced Portfolio; $(1,463,848) and $(1,135,946) for the Alliance Growth Investors Portfolio, as of December 31, 1997 and December 31, 1996, respectively.

See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

==============================================================================================
                                                                                    EFFECTIVE
                                                     PRINCIPAL         VALUE         ANNUAL
                                                       AMOUNT         (NOTE 1)       YIELD*
----------------------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCES
Bank of California:
 Due 01/21/98 ..................................    $ 1,000,000     $   996,905        5.67%
 Due 01/26/98 ..................................      8,000,000       7,969,055        5.67
                                                                    -----------
  TOTAL BANKERS' ACCEPTANCES (1.6%) ............                      8,965,960
                                                                    -----------
CERTIFICATES OF DEPOSIT
Barclays Bank
 Due 08/25/98 ..................................     10,000,000      10,002,625        5.83
Credit Suisse First Boston
 Due 03/16/98 ..................................      6,000,000       5,999,519        6.08
Morgan Guaranty Trust Co.
 Due 03/19/98 ..................................     10,000,000      10,000,695        5.95
Swiss Bank Corp.
 Due 01/30/98 ..................................     10,000,000       9,998,945        6.14
Westdeutsche Landesbank
 Due 07/31/98 ..................................      5,000,000       4,999,725        5.78
                                                                    -----------
  TOTAL CERTIFICATES OF DEPOSIT (7.1%) .........                     41,001,509
                                                                    -----------
COMMERCIAL PAPER
Abbey National North America Corp.
 Due 03/02/98 ..................................     25,000,000      24,767,500        5.77
ASCC
 Due 01/15/98 ..................................     11,000,000      10,975,831        5.90
Asset Backed Capital
 Due 02/09/98 ..................................     12,500,000      12,424,709        5.57
Associates Corp. of North America
 Due 01/02/98 ..................................     25,000,000      24,996,077        6.75
Clipper Receivables Corp.
 Due 01/02/98 ..................................     25,000,000      24,996,043        6.85
CXC, Inc.
 Due 02/09/98 ..................................     24,400,000      24,252,502        5.67
Dakota Funding, Inc.
 Due 01/13/98 ..................................      2,000,000       1,996,233        6.06
Dresdner U.S. Finance, Inc.
 Due 02/25/98 ..................................     20,000,000      19,829,500        5.79
Edison Asset Securitization
 Due 02/11/98 ..................................     20,200,000      20,072,090        5.88
Falcon Asset Securitization
 Due 02/25/98 ..................................      6,220,000       6,167,165        5.90
International Lease Finance Corp.
 Due 01/02/98 ..................................     25,000,000      24,996,043        6.68
International Securitization
 Due 03/05/98 ..................................      5,030,000       4,981,058        5.86
Koch Industries
 Due 01/02/98 ..................................     25,000,000      24,996,078        6.75
Morgan Stanley Group, Inc.
 Due 03/23/98 ..................................     24,200,000      23,896,169        5.82
National Citibank of Cleveland
 Due 02/16/98 ..................................     25,000,000      24,833,375        5.29
National Rural Utilities Finance Corp.
 Due 04/15/98 ..................................     20,000,000      19,676,834        5.83
Paccar Financial Corp.
 Due 01/02/98 ..................................     12,000,000      11,998,117        6.75
Preferred Receivables Funding
 Due 02/17/98 ..................................      5,050,000       5,013,211        5.89
SPARC EM Ltd.
 Due 02/04/98 ..................................     25,000,000      24,868,723        5.78

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

=======================================================================================================
                                                                                             EFFECTIVE
                                                             PRINCIPAL          VALUE         ANNUAL
                                                              AMOUNT          (NOTE 1)        YIELD*
-------------------------------------------------------------------------------------------------------
Suntrust Bank
 Due 03/09/98 .........................................    $20,000,000      $ 19,793,044    5.79%
Texaco, Inc.
 Due 03/12/98 .........................................     25,000,000        24,728,750    5.81
Three River Funding
 Due 01/20/98 .........................................      5,313,000         5,297,410    6.17
                                                                            ------------
  TOTAL COMMERCIAL PAPER (67.2%) ......................                      385,556,462
                                                                            ------------
CORPORATE NOTE (2.6%)
Beta Finance, Inc.
 Due 01/30/98 .........................................     15,000,000        15,012,369    4.60
                                                                            ------------
TIME DEPOSIT (2.7%)
Harris Trust & Savings Bank
 Due 01/02/98 .........................................     15,300,000        15,300,425    6.50
                                                                            ------------
U.S. GOVERNMENT AGENCIES (0.9%)
Federal Home Loan Mortgage Corp.
 Due 02/12/98 .........................................      5,400,000         5,367,492    5.64
                                                                            ------------
VARIABLE RATE SECURITIES
Bankers Trust
 Due 02/17/98(a) ......................................     20,000,000        20,002,558    5.94
CC (USA), Inc.
 Due 10/27/98(a) ......................................     20,000,000        20,002,392    6.04
Federal Farm Credit Bank
 Due 10/01/98(a) ......................................     20,000,000        20,000,252    5.63
Federal National Mortgage Association
 Due 06/18/98(a) ......................................     20,000,000        20,009,248    5.72
                                                                            ------------
  TOTAL VARIABLE RATE SECURITIES (14.0%) ..............                       80,014,450
                                                                            ------------
TOTAL INVESTMENTS IN SHORT-TERM DEBT SECURITIES (96.1%)
 (Amortized Cost $551,106,796) ........................                      551,218,667
OTHER ASSETS LESS LIABILITIES (3.9%) ..................                       22,416,783
                                                                            ------------
NET ASSETS (100.0%) ...................................                     $573,635,450
                                                                            ============

----------
*     Based on market values at the close of business on December 31, 1997.

(a) Coupon will fluctuate based upon an interest rate index. Stated due date reflects final maturity of security.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

==========================================================================
                                             PRINCIPAL          VALUE
                                              AMOUNT           (NOTE 1)
--------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
ASSET BACKED (4.6%)
The Money Store Home Equity
  Trust:
  Series 1997-C 6.355%, 10/15/03           $ 3,506,503         $3,502,681
  Series 1997-I 6.42%, 04/15/06 .......      1,997,075          1,997,695
                                                             ------------
                                                                5,500,376
                                                             ------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (6.7%)
Federal Home Loan Mortgage
  Corp. Multi-Class Series 1434
  7.0%, 08/15/21 ......................      3,150,000          3,203,140
Federal National Mortgage
  Association Series 1997-M8
  6.94%, 01/25/22 .....................      1,987,921          2,045,690
Residential Funding Mortgage
  Securities, Inc. Series 1993-S11
  7.25%, 03/25/23 .....................      2,780,248          2,787,198
                                                             ------------
                                                                8,036,028
                                                             ------------
MORTGAGE RELATED (3.2%)
Federal Home Loan Mortgage
  Corp. GOLD
  9.5%, 01/01/20 ......................          4,879              5,285
Federal National Mortgage
  Association Series 1997-20
  6.1485%, 03/25/27(a) ................      3,815,421          3,802,296
                                                             ------------
                                                                3,807,581
                                                             ------------
U.S. GOVERNMENT & AGENCIES (74.7%)
Federal Farm Credit Corp.
  6.29%, 08/24/04 .....................      4,700,000          4,764,089
Federal Home Loan Bank:
  5.5%, 01/10/01 ......................      4,500,000          4,453,045
  5.77%, 02/03/04 .....................      6,430,000          6,352,551



===========================================================================
                                             PRINCIPAL          VALUE
                                              AMOUNT           (NOTE 1)
---------------------------------------------------------------------------
Federal Home Loan Mortgage
  Corp.
  6.24%, 10/06/04 .....................    $ 4,965,000         $5,027,936
Tennessee Valley Authority
  6.5%, 08/20/01 ......................      5,400,000          5,511,348
U.S Treasury:
  6.0% Note, 08/15/99 .................     12,000,000         12,060,000
  5.625% Note, 11/30/99 ...............      3,650,000          3,646,580
  6.0% Note, 08/15/00 .................     13,200,000         13,294,882
  5.75% Note, 11/15/00 ................      2,500,000          2,504,687
  6.125% Note, 12/31/01 ...............      5,750,000          5,827,269
  6.25% Note, 06/30/02 ................     11,000,000         11,223,443
  11.875% Bond, 11/15/03 ..............      6,300,000          8,193,937
  6.625% Note, 05/15/07 ...............      6,550,000          6,934,812
                                                             ------------
                                                               89,794,579
                                                             ------------
TOTAL LONG-TERM DEBT SECURITIES (89.2%)
 (Amortized Cost $105,801,659).........                      107,138,564
                                                             ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (6.5%)
Federal Home Loan Mortgage
  Corp.
  6.0%, 01/02/98 ......................      7,800,000         7,798,700
                                                             ------------
TOTAL SHORT-TERM DEBT SECURITIES (6.5%)
 (Amortized Cost $7,798,700) ..........                        7,798,700
                                                             ------------
TOTAL INVESTMENTS (95.7%)
  (Amortized Cost $113,600,359)........                      114,937,264
OTHER ASSETS LESS LIABILITIES (4.3%)                           5,228,632
                                                             ------------
NET ASSETS (100.0%) ...................                    $120,165,896
                                                           ==============

----------
(a) Adjustable rate mortgage; stated interest rate in effect at December 31, 1997.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

=======================================================================
                                           PRINCIPAL         VALUE
                                            AMOUNT          (NOTE 1)
-----------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (2.8%)
CHEMICALS
Reliance Industries Ltd.
 10.375%, 06/24/16+ ................    $   5,500,000       $5,611,100
                                                          ------------
CONSUMER NONCYCLICALS
MEDIA & CABLE
Tele-Communication, Inc.
 9.80%, 02/01/12 ...................        6,530,000        8,118,161
Time Warner Entertainment Co.
 8.375%, 03/15/23 ..................        5,700,000        6,504,726
Turner Broadcasting System, Inc.
 8.375%, 07/01/13 ..................        2,000,000        2,244,040
                                                          ------------
 TOTAL CONSUMER NONCYCLICALS (8.3%)                          16,866,927
                                                           ------------
CREDIT SENSITIVE
BANKS (2.6%)
St. George Funding Co.
 8.485%, 12/31/49+ (a) .............        5,000,000        5,309,700
                                                          ------------
FINANCIAL SERVICES (0.2%)
Goldman Sachs Group
 7.2%, 11/01/06+ ...................          300,000          317,121
                                                          ------------
FOREIGN GOVERNMENT (3.8%)
Government of Australia
 10.0%, 10/15/07 ...................     AU$9,250,000        7,756,812
                                                          ------------
MORTGAGE RELATED (14.0%)
Federal Home Loan
  Mortgage Corp.
 7.0%, 09/01/11 ....................    $   6,917,372        7,023,298
Federal National Mortgage
  Association:
 6.5%, 05/01/11 ....................       11,686,519       11,693,823
 6.5%, 08/01/11 ....................        1,921,889        1,923,090
 7.0%, 05/01/26 ....................        7,722,172        7,775,262
                                                          ------------
                                                            28,415,473
                                                          ------------

======================================================================
                                           PRINCIPAL         VALUE
                                            AMOUNT          (NOTE 1)
----------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (14.7%)
Federal Home Loan Bank
 5.77%, 12/22/99 ...................    $  30,000,000     $29,970,960
                                                         -------------
U.S. GOVERNMENT (50.1%)
U.S. Treasury:
 6.0% Note, 08/15/00 ...............       10,400,000      10,474,755
 6.5% Note, 05/31/02 ...............       46,825,000      48,200,485
 6.5% Note, 08/15/05 ...............       20,000,000      20,868,760
 6.875% Note, 05/15/06 .............       10,125,000      10,836,919
 6.125% Bond, 11/15/27 .............       11,050,000      11,353,875
                                                         -------------
                                                          101,734,794
                                                         -------------
 TOTAL CREDIT SENSITIVE (85.4%)                           173,504,860
                                                         -------------
TOTAL LONG-TERM DEBT SECURITIES (96.5%)
 (Amortized Cost $194,076,702)     .                      195,982,887
                                                         -------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.5%)
Federal Home Loan
  Mortgage Corp.
 6.0%, 01/02/98 ....................        3,100,000       3,099,483
                                                         -------------
TOTAL SHORT-TERM DEBT SECURITIES (1.5%)
 (Amortized Cost $3,099,483) .......                        3,099,483
                                                         -------------
TOTAL INVESTMENTS (98.0%)
 (Amortized Cost $197,176,185)......                      199,082,370
OTHER ASSETS
 LESS LIABILITIES (2.0%) ...........                        4,151,108
                                                         -------------
NET ASSETS (100.0%) ................                    $203,233,478
                                                        ==============

----------
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $11,237,921 or 5.5% of net assets.

(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1997.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

======================================================================================
                                                     NUMBER                  VALUE
                                                    OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------------
COMMON STOCKS AND OTHER INVESTMENTS:
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING & BROADCASTING
Pegasus Communications Corp.
  (Class A) * .........................                 3,384            $  68,949
                                                                         ---------
CAPITAL GOODS (0.0%)
BUILDING & CONSTRUCTION
Capital Pacific Holdings, Inc.--
  Warrants* ...........................                11,850               17,775
                                                                         ---------
CONSUMER CYCLICALS
RETAIL--GENERAL (0.0%)
Eye Care Centers of America--
  Warrants*+ ..........................                 5,000               20,000
Florists Transworld Corp.
  (Class B)*+ .........................                18,750               18,750
                                                                         ---------
 TOTAL CONSUMER CYCLICALS (0.0%)                                            38,750
                                                                         ---------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (0.0%)
Wright Medical
  Technology, Inc.--Warrants* .........                   618               61,645
                                                                         ---------
SOAPS & TOILETRIES (0.0%)
Renaissance Cosmetics--
  Warrants* ...........................                 2,000               19,500
                                                                         ---------
 TOTAL CONSUMER NONCYCLICALS (0.0%)                                         81,145
                                                                         ---------
TECHNOLOGY
ELECTRONICS (0.0%)
Interactive Systems Corp.--
  Warrants* ...........................                 1,500                3,750
                                                                         ---------
TELECOMMUNICATIONS (0.1%)
Nextel Communications, Inc.
  (Class A) * .........................                10,845              281,970
Optel, Inc. * .........................                10,000                    0
Primus Telecommunications--
  Warrants* ...........................             6,500,000                    0
                                                                         ---------
                                                                           281,970
                                                                         ---------
 TOTAL TECHNOLOGY (0.1%) ..............                                    285,720
                                                                         ---------
TOTAL COMMON STOCKS AND
  OTHER INVESTMENTS (0.1%)
  (Cost $336,685) .....................                                    492,339
                                                                         ---------
                                                   PRINCIPAL
                                                     AMOUNT
                                                    ---------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (1.4%)
Trans Resources, Inc.
  11.875% Sr. Sub. Note
  Series B, 07/01/02 ..................            $5,500,000            5,775,000
                                                                         ---------
CHEMICALS--SPECIALTY (0.5%)
Koppers Industries, Inc.
  9.875%, 12/01/07+ ...................             2,000,000            2,060,000
                                                                         ---------
METALS & MINING (9.8%)
AE1 Holding Co.
  10.0%, 11/15/07+ ....................             8,500,000            8,755,000
Acme Metals, Inc.
  10.875%, 12/15/07+ ..................             5,000,000            4,900,000

====================================================================
                                         PRINCIPAL         VALUE
                                           AMOUNT         (NOTE 1)
--------------------------------------------------------------------
Centaur Mining &
  Exploration Ltd.
  11.0%, 12/01/07+ .................   $4,000,000      $4,020,000
Glencore Nickel Proprietary Ltd.
  9.0%, 12/01/14 + .................    7,000,000       6,930,000
Great Lakes Carbon Corp.
  10.0%, 01/01/06 ..................    2,500,000       2,675,000
Maxxam Group Holdings, Inc.
  12.0%, 08/01/03 ..................    3,395,000       3,666,600
Park-Ohio Industries
  9.25%, 12/01/07+ .................    5,000,000       5,075,000
Westmin Resources Ltd.
  11.0%, 03/15/07 ..................    5,000,000       5,475,000
                                                       ----------
                                                       41,496,600
                                                       ----------
PAPER (0.7%)
Bear Island Paper Co. LLC
  10.0%, 12/01/07+ .................    3,000,000       3,037,500
                                                       ----------
 TOTAL BASIC MATERIALS (12.4%) .....                   52,369,100
                                                       ----------
BUSINESS SERVICES
PRINTING, PUBLISHING &
BROADCASTING (10.0%)
American Banknote Corp.
  11.25%, 12/01/07 .................    3,000,000       3,007,500
American Lawyer Media
  9.75%, 12/15/07+ .................    2,000,000       2,030,000
Central European Media
  Enterprises Ltd.
  9.375%, 08/15/04 .................    6,000,000       5,880,000
Dialog Corp. PLC
  11.0%, 11/15/07+ .................    5,000,000       5,212,500
Fox Kids Worldwide, Inc.
  9.25%, 11/01/07+ .................    7,000,000       6,790,000
Pen Tab Industries, Inc.
  10.875%, 02/01/07 ................    3,500,000       3,368,750
Radio One, Inc.
  7.0%, 05/15/04(a) ................    5,000,000       4,950,000
Supercanal Holdings SA
  14.5%, 12/15/07 ..................    2,162,923       2,125,423
Telemundo Group, Inc.
  7.0%, 02/15/06(a) ................    8,235,000       8,646,750
                                                       ----------
                                                       42,010,923
                                                       ----------
PROFESSIONAL SERVICES (1.6%)
Scotsman Group, Inc.
  8.625%, 12/15/07 .................    4,000,000       4,000,000
T/SF Communications Corp.
  10.375%, 11/01/07 ................    3,000,000       2,985,000
                                                       ----------
                                                        6,985,000
                                                       ----------
TRUCKING, SHIPPING (1.2%)
Navigator Gas Transport
  10.5%, 06/30/07+ .................    4,850,000       5,116,750
                                                       ----------
 TOTAL BUSINESS SERVICES (12.8%)                       54,112,673
                                                       ----------
CAPITAL GOODS
AEROSPACE (1.0%)
Stellex Industries, Inc.
  9.5%, 11/01/07+ ..................    4,000,000       4,040,000
                                                       ----------
BUILDING & CONSTRUCTION (5.3%)
Airxcel, Inc.
  11.0%, 11/15/07+ .................    4,000,000       4,090,000
GS Superhighway Holdings
  10.25%, 08/15/07+ ................   10,000,000       8,750,000

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                               PRINCIPAL             VALUE
                                                AMOUNT              (NOTE 1)
-------------------------------------------------------------------------------
MMI Products, Inc.
  11.25%, 04/15/07 ..................         $ 4,000,000        $4,360,000
Werner Holdings Co., Inc.
  10.0%, 11/15/07+ ..................           5,000,000         5,137,500
                                                                 ----------
                                                                 22,337,500
                                                                 ----------
MACHINERY (1.6%)
High Voltage Engineering
  10.5%, 08/15/04+ ..................           6,500,000         6,776,250
                                                                 ----------
 TOTAL CAPITAL GOODS (7.9%) .........                            33,153,750
                                                                 ----------
CONSUMER CYCLICALS
AUTO RELATED (3.1%)
Advanced Accessory Systems
  9.75%, 10/01/07+ ..................           2,700,000         2,662,875
Safety Components
  International, Inc.
  10.125%, 07/15/07 .................           3,500,000         3,605,000
United Auto Group, Inc.
  11.0%, 07/15/07+ ..................           7,000,000         6,895,000
                                                                 ----------
                                                                 13,162,875
                                                                 ----------
HOUSEHOLD FURNITURE, APPLIANCES (1.0%)
Sealy Mattress Co.
  9.875%, 12/15/07+ .................           4,100,000         4,197,375
                                                                 ----------
LEISURE RELATED (5.8%)
Discovery Zone--Units
  13.5%, 08/01/02 (b)+ ..............           3,500,000         3,648,750
Hedstrom Corp.
  10.0%, 06/01/07+ ..................           6,000,000         6,052,500
Penn National Gaming, Inc.
  10.625%, 12/15/04+ ................           3,000,000         3,105,000
Riviera Holdings Corp.
  10.0%, 08/15/04+ ..................           3,000,000         2,977,500
Trump Atlantic City Associates
  11.25%, 05/01/06 ..................           4,500,000         4,443,750
Waterford Gaming LLC
  12.75%, 11/15/03 ..................           4,000,000         4,400,000
                                                                 ----------
                                                                 24,627,500
                                                                 ----------
RETAIL--GENERAL (0.6%)
Pantry, Inc.
  12.0%, 11/15/00 ...................           2,150,000         2,316,625
                                                                 ----------
 TOTAL CONSUMER CYCLICALS (10.5%)                                44,304,375
                                                                 ----------
CONSUMER NONCYCLICALS
CONTAINERS (2.7%)
Anchor Glass
  11.25%, 04/01/05+ .................           4,000,000         4,300,000
MVE, Inc.
  12.5%, 02/15/02 ...................           2,000,000         1,970,000
Riverwood International Corp.
  10.625%, 08/01/07+ ................           5,000,000         5,062,500
                                                                 ----------
                                                                 11,332,500
                                                                 ----------
DRUGS (1.1%)
Schein Pharmaceutical
  8.906%, 12/15/04+(c) ..............           5,000,000         4,887,500
                                                                 ----------
FOODS (4.8%)
Cuddy International Corp.
  10.75%, 12/01/07+ .................           4,000,000         4,025,000
Imperial Holly Corp.
  9.75%, 12/15/07+ ..................           5,000,000         5,040,625


===============================================================================
                                               PRINCIPAL            VALUE
                                                AMOUNT             (NOTE 1)
-------------------------------------------------------------------------------
Richmont Marketing Special
  10.125%, 12/15/07+ ................         $ 3,000,000        $3,045,000
Specialty Foods Corp.
  11.125%, 10/01/02 .................           8,000,000         8,080,000
                                                                 ----------
                                                                 20,190,625
                                                                 ----------
RETAIL--FOODS (0.5%)
Digiorgio Corp.
  10.0%, 06/15/07 ...................           2,000,000         1,970,000
                                                                 ----------
  TOTAL CONSUMER NONCYCLICALS (9.1%)                             38,380,625
                                                                 ----------
CREDIT SENSITIVE
FINANCIAL SERVICES (2.9%)
Metris Companies, Inc.
  10.0%, 11/01/04+ ..................          10,000,000        10,225,000
Wilshire Financial
  Services Group
  13.0%, 08/15/04 ...................           2,000,000         2,035,000
                                                                 ----------
  TOTAL CREDIT SENSITIVE (2.9%)                                  12,260,000
                                                                 ----------
ENERGY
OIL--DOMESTIC (4.7%)
Transamerican Energy
  11.5%, 06/15/02+ ..................          13,000,000        13,065,000
TransTexas Gas Corp.
  13.75%, 12/31/01 ..................           5,829,000         6,513,908
                                                                 ----------
                                                                 19,578,908
                                                                 ----------
OIL--INTERNATIONAL (1.9%)
Hurricane Hydrocarbons
  11.75%, 11/01/04+ .................           8,000,000         8,040,000
                                                                 ----------
OIL--SUPPLIES & CONSTRUCTION (1.5%)
Celestica International, Inc.
  10.5%, 12/31/06 ...................           2,500,000         2,646,875
Deeptech International, Inc.
  12.0%, 12/15/00 ...................           3,500,000         3,696,875
                                                                 ----------
                                                                  6,343,750
                                                                 ----------
  TOTAL ENERGY (8.1%) ...............                            33,962,658
                                                                 ----------
TECHNOLOGY
ELECTRONICS (4.8%)
Details, Inc.
  10.0%, 11/15/05+ ..................           4,000,000         4,110,000
Interactive Systems, Inc.
  Zero Coupon, 08/01/03(d) ..........           1,500,000           525,000
International Logistics Ltd.
  9.75%, 10/15/07+ ..................           6,000,000         5,940,000
Sullivan Graphics, Inc.
  12.75%, 08/01/05 ..................           5,000,000         5,050,000
Unisys Corp.
  11.75%, 10/15/04 ..................           4,000,000         4,580,000
                                                                 ----------
                                                                 20,205,000
                                                                 ----------
TELECOMMUNICATIONS (20.7%)
American Telecasting, Inc.
  Zero Coupon, 08/15/05(d) ..........           5,000,000         1,500,000
EchoStar Communications Corp.
  12.5%, 07/01/02+ ..................           7,000,000         7,577,500
GST Telecommunications, Inc.
  12.75%, 11/15/07 ..................           5,000,000         5,225,000
Ionica Group PLC
  Zero Coupon, 05/01/07(d) ..........          13,000,000         5,200,000

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

========================================================================
                                            PRINCIPAL          VALUE
                                             AMOUNT          (NOTE 1)
------------------------------------------------------------------------
Iridium LLC/Capital Corp.
  14.0%, 07/15/05 ....................    $12,000,000       $13,110,000
Knology Holdings, Inc.
  Zero Coupon, 10/15/07(d) ...........     15,000,000         8,062,500
Microcell
  Telecommunications, Inc.
  Zero Coupon, 06/01/06(d) ...........     10,000,000         6,750,000
Netia Holdings B.V.:
  Zero Coupon, 11/01/07+(d) ..........      3,000,000         1,710,000
 10.25%, 11/01/07+ ...................      5,000,000         4,800,000
Optel, Inc.
  13.0%, 02/15/05 ....................     10,000,000        10,600,000
Orion Network Systems, Inc.
  11.25%, 01/15/07 ...................      4,000,000         4,500,000
Primus Telecommunications
  11.75%, 08/01/04 ...................      6,500,000         6,922,500
Winstar Equipment Corp.
  12.5%, 03/15/04 ....................     10,000,000        11,150,000
                                                           ------------
                                                             87,107,500
                                                           ------------
  TOTAL TECHNOLOGY (25.5%) ...........                      107,312,500
                                                           ------------

========================================================================
                                            PRINCIPAL          VALUE
                                             AMOUNT          (NOTE 1)
------------------------------------------------------------------------
DIVERSIFIED
MISCELLANEOUS (0.7%)
Elgin National Industries
  11.0%, 11/01/07+ ...................    $ 3,000,000       $ 3,101,250
                                                           ------------
TOTAL LONG-TERM DEBT SECURITIES (89.9%)
 (Amortized Cost $371,488,588)                              378,956,931
                                                           ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Mortgage Corp.
   6.0%, 01/02/98 ....................     30,000,000        29,995,000
                                                           ------------
TOTAL SHORT-TERM DEBT SECURITIES (7.1%)
 (Amortized Cost $29,995,000).........                       29,995,000
                                                           ------------
TOTAL INVESTMENTS (97.1%)
 (Cost/Amortized Cost
  $401,820,273).......................                      409,444,270
OTHER ASSETS
 LESS LIABILITIES (2.9%) .............                       12,366,608
                                                           ------------
NET ASSETS (100.0%) ..................                    $421,810,878
                                                          =============

----------
*     Non-income producing.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $197,227,625 or 46.8% of net assets.

(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1997.

(b) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.

(c) Coupon will fluctuate based upon an interest rate index. Stated interest rate in effect at December 31, 1997.

(d) Debt security initially issued in zero coupon form which converts to coupon form at a specific rate and date.

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

===============================================================================
                                          NUMBER                    VALUE
                                         OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
BASIC MATERIALS
CHEMICALS (1.6%)
Dupont (E.I.) de Nemours & Co.           158,000                $ 9,489,875
                                                                -----------
CHEMICALS--SPECIALTY (0.6%)
Praxair, Inc. ........................    77,000                  3,465,000
                                                                -----------
  TOTAL BASIC MATERIALS (2.2%) .......                           12,954,875
                                                                -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (2.6%)
USA Waste Services, Inc.* ............   113,295                  4,446,829
Waste Management, Inc. ...............   390,000                 10,725,000
                                                                -----------
                                                                 15,171,829
                                                                -----------
PRINTING, PUBLISHING &
  BROADCASTING (3.3%)
Belo (A.H.) Corp. (Series A) .........    96,000                  5,388,000
Gannett Co. ..........................    82,000                  5,068,625
New York Times Co. (Class A) .........    41,000                  2,711,125
Reuters Holdings PLC (ADR) ...........    93,000                  6,161,250
                                                                -----------
                                                                 19,329,000
                                                                -----------
  TOTAL BUSINESS SERVICES (5.9%)                                 34,500,829
                                                                -----------
CAPITAL GOODS
AEROSPACE (0.6%)
General Dynamics Corp. ...............    42,000                  3,630,375
                                                                -----------
ELECTRICAL EQUIPMENT (1.5%)
General Electric Co. .................   121,000                  8,878,375
                                                                -----------
MACHINERY (2.7%)
Allied Signal, Inc. ..................    72,000                  2,803,500
Cooper Industries, Inc. ..............    85,000                  4,165,000
Fluor Corp. ..........................    87,000                  3,251,625
United Technologies Corp. ............    77,100                  5,613,844
                                                                -----------
                                                                 15,833,969
                                                                -----------
  TOTAL CAPITAL GOODS (4.8%) .........                           28,342,719
                                                                -----------
CONSUMER CYCLICALS
AIRLINES (1.7%)
Delta Air Lines, Inc. ................    39,200                  4,664,800
Northwest Airlines Corp.
  (Class A)* .........................   111,000                  5,314,125
                                                                -----------
                                                                  9,978,925
                                                                -----------
APPAREL, TEXTILE (0.5%)
Reebok International, Inc.* ..........   100,400                  2,892,775
                                                                -----------
AUTOS & TRUCKS (1.3%)
Harley-Davidson, Inc. ................   285,000                  7,801,875
                                                                -----------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.7%)
Sunbeam Corp. ........................    91,500                  3,854,438
                                                                -----------
RETAIL--GENERAL (3.8%)
Dayton Hudson Corp. ..................    92,000                  6,210,000
Federated Department Stores,
  Inc. * .............................    94,600                  4,073,712
Home Depot, Inc. .....................   124,800                  7,347,600
Sears, Roebuck & Co. .................   103,800                  4,696,950
                                                                -----------
                                                                 22,328,262
                                                                -----------
 TOTAL CONSUMER CYCLICALS (8.0%)                                 46,856,275
                                                                -----------



===============================================================================
                                          NUMBER                    VALUE
                                        OF SHARES                 (NOTE 1)
-------------------------------------------------------------------------------
CONSUMER NONCYCLICALS
CONTAINERS (0.5%)
Sealed Air Corp.* ....................    44,000                $ 2,717,000
                                                                -----------
DRUGS (6.3%)
American Home Products Corp. .........    67,000                  5,125,507
Centocor, Inc.* ......................   253,900                  8,442,175
Genzyme Corp. (General
  Division)* .........................    70,000                  1,942,500
Merck & Co., Inc. ....................    92,000                  9,775,000
Schering Plough Corp. ................   189,000                 11,741,625
                                                                -----------
                                                                 37,026,807
                                                                -----------
FOODS (3.4%)
Campbell Soup Co. ....................   215,000                 12,496,875
Heinz (H.J.) Co. .....................    93,000                  4,725,562
Tyson Foods, Inc. ....................   135,200                  2,771,600
                                                                -----------
                                                                 19,994,037
                                                                -----------
HOSPITAL SUPPLIES & SERVICES (1.9%)
Baxter International, Inc. ...........    61,900                  3,122,081
Becton, Dickinson & Co. ..............    46,000                  2,300,000
PacifiCare Health Systems, Inc.
  (Class B) * ........................   115,000                  6,023,125
                                                                -----------
                                                                 11,445,206
                                                                -----------
SOAPS & TOILETRIES (1.7%)
Gillette Co. .........................   100,000                 10,043,750
                                                                -----------
TOBACCO (4.5%)
Philip Morris Cos., Inc. .............   238,500                 10,807,031
RJR Nabisco Holdings Corp. ...........   410,000                 15,375,000
                                                                -----------
                                                                 26,182,031
                                                                -----------
  TOTAL CONSUMER NONCYCLICALS (18.3%)
                                                                107,408,831
                                                                -----------
CREDIT SENSITIVE
BANKS (6.8%)
Chase Manhattan Corp. ................   151,000                 16,534,500
Citicorp .............................    97,800                 12,365,587
First Chicago NBD Corp. ..............    12,825                  1,070,887
First Union Corp. ....................   197,000                 10,096,250
                                                                -----------
                                                                 40,067,224
                                                                -----------
FINANCIAL SERVICES (4.5%)
Household International, Inc. ........    57,000                  7,271,062
MBNA Corp. ...........................   124,500                  3,400,406
Morgan Stanley, Dean Witter,
  Discover & Co. .....................   185,000                 10,938,125
PMI Group, Inc. ......................    66,600                  4,816,013
                                                                -----------
                                                                 26,425,606
                                                                -----------
INSURANCE (5.4%)
American International Group,
  Inc. ...............................    85,000                  9,243,750
General Re Corp. .....................    26,400                  5,596,800
Hartford Financial Services
  Group, Inc. ........................    56,500                  5,286,281
Hartford Life, Inc. (Class A) ........    60,000                  2,718,750
PennCorp Financial Group, Inc. .......    93,000                  3,318,938
Travelers Group, Inc. ................    46,500                  2,505,188
Travelers Property Casualty
  Corp. (Class A) ....................    63,000                  2,772,000
                                                                -----------
                                                                 31,441,707
                                                                -----------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
REAL ESTATE (0.0%)
Security Capital Group--
  Warrants * ..........................      2,513               $    13,193
                                                                 -----------
UTILITY--ELECTRIC (2.1%)
AES Corp.* ............................     18,200                   848,575
CMS Energy Corp. ......................     53,000                 2,335,312
FPL Group, Inc. .......................     86,000                 5,090,125
NIPSCO Industries, Inc. ...............     56,000                 2,768,500
Pinnacle West Capital Corp. ...........     36,000                 1,525,500
                                                                 -----------
                                                                  12,568,012
                                                                 -----------
UTILITY--TELEPHONE (1.8%)
AT&T Corp. ............................     85,300                 5,224,625
Teleport Communications Group,
  Inc. (Class A)* .....................     99,700                 5,471,038
                                                                 -----------
                                                                  10,695,663
                                                                 -----------
  TOTAL CREDIT SENSITIVE (20.6%)                                 121,211,405
                                                                 -----------
ENERGY
OIL--DOMESTIC (4.7%)
Apache Corp. ..........................   210,000                  7,363,125
Enron Oil & Gas Co. ...................   130,000                  2,754,375
Murphy Oil Corp. ......................    91,000                  4,931,063
USX-Marathon Group ....................   325,000                 10,968,750
Union Pacific Resources Group,
  Inc. ................................    68,800                  1,668,400
                                                                 -----------
                                                                  27,685,713
                                                                 -----------
OIL--INTERNATIONAL (4.0%)
Gulf Canada Resources Ltd.* ...........   345,000                  2,415,000
Mobil Corp. ...........................    88,600                  6,395,813
Texaco, Inc. ..........................   270,400                 14,703,000
                                                                 -----------
                                                                  23,513,813
                                                                 -----------
OIL--SUPPLIES & CONSTRUCTION (1.2%)
Dresser Industries, Inc. ..............   125,000                  5,242,187
Transocean Offshore, Inc. .............    41,800                  2,014,238
                                                                 -----------
                                                                   7,256,425
                                                                 -----------
RAILROADS (0.2%)
Canadian Pacific Ltd. .................    39,000                  1,062,750
                                                                 -----------
  TOTAL ENERGY (10.1%) ................                           59,518,701
                                                                 -----------
TECHNOLOGY
ELECTRONICS (3.8%)
Altera Corp.* .........................    34,800                  1,152,750
Atmel Corp.* ..........................   319,000                  5,921,437
Cisco Systems, Inc.* ..................   144,750                  8,069,812
Solectron Corp.* ......................    49,200                  2,044,875
Xilinx, Inc.* .........................   145,000                  5,084,063
                                                                 -----------
                                                                  22,272,937
                                                                 -----------
OFFICE EQUIPMENT (1.1%)
Compaq Computer Corp. .................    42,250                  2,384,484
Hewlett-Packard Co. ...................    71,000                  4,437,500
                                                                 -----------
                                                                   6,821,984
                                                                 -----------
OFFICE EQUIPMENT SERVICES (3.4%)
Electronic Data Systems Corp. .........   139,200                  6,116,100
First Data Corp. ......................   467,000                 13,659,750
                                                                 -----------
                                                                  19,775,850
                                                                 -----------
TELECOMMUNICATIONS (3.1%)
Intermedia Communications,
  Inc.* ...............................       370                     22,478
MCI Communications Corp. ..............   330,000                 14,128,125



===============================================================================
                                            NUMBER                  VALUE
                                           OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
Scientific Atlanta, Inc. ..............    80,000                $ 1,340,000
WorldCom, Inc.* .......................    89,900                  2,719,475
                                                                 -----------
                                                                  18,210,078
                                                                 -----------
  TOTAL TECHNOLOGY (11.4%) ............                           67,080,849
                                                                 -----------
DIVERSIFIED
MISCELLANEOUS (2.9%)
Tyco International Ltd. ...............   195,200                  8,796,200
U.S. Industries, Inc. .................    87,000                  2,620,875
Viad Corp. ............................   130,000                  2,510,625
Whitman Corp. .........................   109,000                  2,840,813
                                                                 -----------
  TOTAL DIVERSIFIED (2.9%) ............                           16,768,513
                                                                 -----------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (84.2%)
  (Cost $428,916,307) .................                          494,642,997
                                                                 -----------
PREFERRED STOCKS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.2%)
Republic Industries, Inc.
  6.5% Exch. Conv. ....................    51,500                  1,210,250
                                                                 -----------
TRUCKING, SHIPPING (0.2%)
CNF Trust I
  5.0% Conv. Series A .................    20,500                  1,168,500
                                                                 -----------
  TOTAL BUSINESS SERVICES (0.4%)
                                                                   2,378,750
                                                                 -----------
CAPITAL GOODS (0.4%)
AEROSPACE
Loral Space & Communications
  6.0% Conv. ..........................    39,200                  2,410,800
                                                                 -----------
CONSUMER CYCLICALS (0.3%)
AIRLINES
Continental Airlines Finance
  Trust
  8.5% Conv. ..........................    19,600                  2,016,350
                                                                 -----------
CREDIT SENSITIVE (0.3%)
UTILITY--ELECTRIC
AES Trust I
  5.375% Conv. Series A ...............    25,200                  1,808,100
                                                                 -----------
ENERGY (0.2%)
OIL--DOMESTIC
Devon Financing Trust
  $3.25 Conv. .........................    12,500                    915,625
                                                                 -----------
TECHNOLOGY
TELECOMMUNICATIONS (1.8%)
Intermedia Communications, Inc.:
 7.0% Conv.+ ..........................    29,400                  1,205,400
 7.0% Conv. Series D ..................    26,400                  1,082,400
Mobile Telecommunications
  $2.25 Conv. .........................    30,850                  1,033,475
Nextel Strypes Trust
  7.25% Conv. .........................    55,700                  1,322,875
QualComm Financial Trust:
 5.75% Conv. ..........................    18,300                    856,669
 5.75% Conv.+ .........................    28,800                  1,348,200
WorldCom, Inc.
  8.0% Conv. ..........................    33,200                  3,481,850
                                                                 -----------
  TOTAL TECHNOLOGY (1.8%) .............                           10,330,869
                                                                 -----------
TOTAL PREFERRED STOCKS (3.4%)
  (Cost $18,227,795) ..................                           19,860,494
                                                                 -----------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                               PRINCIPAL            VALUE
                                                AMOUNT             (NOTE 1)
-------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PROFESSIONAL SERVICES (0.4%)
Career Horizons, Inc.
  7.0% Conv., 11/01/02 ..............         $  835,000         $1,736,800
Personnel Group of America:
  5.75% Conv., 07/01/04 .............            120,000            136,200
 5.75% Conv., 07/01/04+ .............            375,000            425,625
                                                                 ----------
  TOTAL BUSINESS SERVICES (0.4%)                                  2,298,625
                                                                 ----------
CAPITAL GOODS
AEROSPACE (0.2%)
Orbital Sciences Corp.
  5.0% Conv., 10/01/02+ .............            660,000            843,150
                                                                 ----------
BUILDING & CONSTRUCTION (0.1%)
Halter Marine Group, Inc.
  4.5% Conv., 09/15/04+ .............            710,000            797,862
                                                                 ----------
MACHINERY (0.3%)
DII Group, Inc.
  6.0% Conv., 10/15/02+ .............          1,100,000          1,681,625
                                                                 ----------
  TOTAL CAPITAL GOODS (0.6%) ........                             3,322,637
                                                                 ----------
CONSUMER CYCLICALS
FOOD SERVICES, LODGING (0.5%)
Cendant Corp.
  4.75% Conv., 03/01/03 .............          2,265,000          3,046,425
                                                                 ----------
RETAIL--GENERAL (0.3%)
U.S. Office Products Co.
  5.5% Conv., 02/01/01 ..............          1,530,000          1,818,787
                                                                 ----------
  TOTAL CONSUMER CYCLICALS (0.8%)                                 4,865,212
                                                                 ----------
CONSUMER NONCYCLICALS
DRUGS (0.7%)
MedImmune, Inc.:
  7.0% Conv. Sub. Note,
  07/01/03+ .........................            380,000            864,025
 7.0% Conv., 07/01/03 ...............            920,000          2,091,850
Quintiles Transnational Corp.:
  4.25% Conv., 05/31/00+ ............            580,000            651,775
 4.25% Conv., 05/31/00 ..............            475,000            533,781
                                                                 ----------
                                                                  4,141,431
                                                                 ----------
HOSPITAL SUPPLIES & SERVICES (0.5%)
FPA Medical Management, Inc.:
  6.5% Conv., 12/15/01 ..............          1,060,000          1,081,200
 6.5% Conv., 12/15/01+ ..............            465,000            474,300
RES-Care, Inc.
  6.0% Conv., 12/01/04+ .............          1,150,000          1,311,000
                                                                 ----------
                                                                  2,866,500
                                                                 ----------
  TOTAL CONSUMER NONCYCLICALS (1.2%)                              7,007,931
                                                                 ----------
CREDIT SENSITIVE
FINANCIAL SERVICES (0.3%)
RAC Financial Group, Inc.:
  7.25% Conv. Sub. Note,
  08/15/03+ .........................            365,000            879,650
 7.25% Conv., 08/15/03 ..............            480,000          1,156,800
                                                                 ----------
                                                                  2,036,450
                                                                 ----------

===============================================================================
                                              PRINCIPAL            VALUE
                                               AMOUNT             (NOTE 1)
-------------------------------------------------------------------------------
INSURANCE (0.3%)
Penn Treaty American Corp.:
  6.25% Conv., 12/01/03 .............         $  535,000         $  689,481
 6.25% Conv., 12/01/03+ .............            660,000            850,575
                                                                 ----------
                                                                  1,540,056
                                                                 ----------
  TOTAL CREDIT SENSITIVE (0.6%) .....                             3,576,506
                                                                 ----------
ENERGY
COAL & GAS PIPELINES (0.3%)
Nabors Industries, Inc.
  5.0% Conv., 05/15/06 ..............          1,110,000          2,009,100
                                                                 ----------
OIL--SUPPLIES & CONSTRUCTION (0.6%)
Diamond Offshore Drilling, Inc.
  3.75% Conv. Sub. Note,
  02/15/07 ..........................          1,120,000          1,482,600
Parker Drilling Co.
  5.5% Conv. Sub. Note,
  08/01/04 ..........................          1,035,000          1,076,400
Seacor Holdings, Inc.:
  5.375% Conv., 11/15/06+ ...........            485,000            549,263
 5.375% Conv., 11/15/06 .............            345,000            390,713
                                                                 ----------
                                                                  3,498,976
                                                                 ----------
  TOTAL ENERGY (0.9%) ...............                             5,508,076
                                                                 ----------
TECHNOLOGY
ELECTRONICS (4.0%)
Altera Corp.
 5.75% Conv. Sub. Note,
  06/15/02+ .........................          1,680,000          2,305,800
Baan Co.:
  4.5% Conv. Sub. Note,
  12/15/01+ .........................            845,000          1,294,962
 4.5% Conv. Sub. Note,
  12/15/01 ..........................            335,000            513,387
Cymer, Inc.
  3.5% Conv., 08/06/04+(a) ..........          1,475,000          1,115,469
Integrated Process Equipment
  6.25% Conv., 09/15/04+ ............          2,195,000          1,819,106
Level One Communications
  4.0% Conv., 09/01/04+ .............          1,630,000          1,532,200
Photronics, Inc.
  6.0% Conv., 06/01/04 ..............          2,055,000          2,355,544
Quantum Corp.
  5.0% Conv., 03/01/03+ .............            385,000            698,775
Sanmina Corp.
  5.5% Conv., 08/15/02+ .............          1,410,000          3,417,488
SCI Systems, Inc.
  5.0% Conv., 05/01/06 ..............          1,795,000          3,343,188
Solectron Corp.
  6.0% Conv., 03/01/06+ .............          1,185,000          1,624,931
Wind River Systems, Inc.
  5.0% Conv., 08/01/02+ .............          1,420,000          1,519,400
Xilinx, Inc.
  5.25% Conv., 11/01/02+ ............          1,925,000          1,862,438
                                                                 ----------
                                                                 23,402,688
                                                                 ----------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

=========================================================================
                                             PRINCIPAL          VALUE
                                               AMOUNT          (NOTE 1)
-------------------------------------------------------------------------
TELECOMMUNICATIONS (0.3%)
Comverse Technology, Inc.:
  5.75% Conv., 10/01/06 ................    $   665,000     $    716,537
 5.75% Conv. Sub. Note,
  10/01/06+ ............................      1,200,000        1,293,000
                                                            ------------
                                                               2,009,537
                                                            ------------
  TOTAL TECHNOLOGY (4.3%) ..............                      25,412,225
                                                            ------------
TOTAL LONG-TERM DEBT SECURITIES (8.8%)
 (Amortized Cost $46,485,364)...........                      51,991,212
                                                            ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.0%)
Federal Home Loan Mortgage
  Corp.
  6.0%, due 01/02/98 ...................     17,600,000       17,597,067
                                                            ------------
TOTAL SHORT-TERM DEBT SECURITIES (3.0%)
  (Amortized Cost $17,597,067)                                17,597,067
                                                            ------------
TOTAL INVESTMENTS (99.4%)
 (Cost/Amortized Cost
  $511,226,533) ........................                     584,091,770
OTHER ASSETS
 LESS LIABILITIES (0.6%) ...............                       3,664,123
                                                            ------------
NET ASSETS (100.0%) ....................                    $587,755,893
                                                            ============

----------
*     Non-income producing.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $30,366,019 or 5.2% of net assets.

(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1997.

      Glossary:
      ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

===============================================================================
                                          NUMBER                  VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (2.2%)
Air Products & Chemicals, Inc. .......    13,300                $1,093,925
Avery Dennison Corp. .................    12,200                   545,950
Dow Chemical Co. .....................    28,300                 2,872,450
Dupont (E.I.) de Nemours & Co.           140,600                 8,444,787
Eastman Chemical Co. .................     8,800                   524,150
Ecolab, Inc. .........................     8,900                   493,394
FMC Corp.* ...........................     7,100                   477,919
Goodrich (B.F.) Co. ..................    10,500                   435,094
Grace (W.R.) & Co. ...................     8,800                   707,850
Hercules, Inc. .......................    12,000                   600,750
Millipore Corp. ......................    11,900                   403,856
Monsanto Co. .........................    73,300                 3,078,600
Rohm & Haas Co. ......................     7,700                   737,275
Union Carbide Corp. ..................    15,000                   644,063
                                                                ----------
                                                                21,060,063
                                                                ----------
CHEMICALS--SPECIALTY (0.5%)
Great Lakes Chemical Corp. ...........    10,100                   453,237
Morton International, Inc. ...........    15,700                   539,688
Praxair, Inc. ........................    19,600                   882,000
Raychem Corp. ........................    10,200                   439,238
Sigma-Aldrich Corp. ..................    11,900                   473,025
Southern Co. .........................    85,000                 2,199,375
                                                                ----------
                                                                 4,986,563
                                                                ----------
METALS & MINING (0.7%)
Alcan Aluminium Ltd. .................    13,400                   370,175
Alcan Aluminium Ltd. (Canada)             14,800                   407,933
Aluminum Co. of America ..............    21,600                 1,520,100
Barrick Gold Corp. ...................    52,900                   985,263
Engelhard Corp. ......................    25,650                   445,669
Freeport-McMoRan Copper &
  Gold, Inc. (Class B) ...............    30,000                   472,500
Inco Ltd. ............................    26,000                   442,000
Newmont Mining Corp. .................    19,407                   570,081
Phelps Dodge Corp. ...................     7,500                   466,875
Placer Dome, Inc. ....................    47,800                   606,463
Reynolds Metals Co. ..................     8,500                   510,000
                                                                ----------
                                                                 6,797,059
                                                                ----------
PAPER (1.0%)
Champion International Corp. .........    11,400                   516,562
Fort James Corp. .....................    22,500                   860,625
Georgia Pacific Group ................    11,100                   674,325
International Paper Co. ..............    36,025                 1,553,578
Kimberly Clark Corp. .................    67,244                 3,315,970
Mead Corp. ...........................    16,200                   453,600
Stone Container Corp.* ...............    30,200                   315,213
Temple Inland, Inc. ..................     7,700                   402,806
Union Camp Corp. .....................     8,400                   450,975
Westvaco Corp. .......................    14,800                   465,275
Willamette Industries, Inc. ..........    13,400                   431,313
                                                                ----------
                                                                 9,440,242
                                                                ----------
STEEL (0.2%)
Allegheny Teledyne, Inc. .............    20,200                   522,675
Nucor Corp. ..........................     9,800                   473,463
Worthington Industries, Inc. .........    21,500                   354,750
                                                                ----------
                                                                 1,350,888
                                                                ----------
  TOTAL BASIC MATERIALS (4.6%) .......                          43,634,815
                                                                ----------

===============================================================================
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
Browning-Ferris Industries, Inc. .....    24,300                $  899,100
Johnson Controls, Inc. ...............     9,600                   458,400
Thermo Electron Corp.* ...............    17,600                   783,200
Waste Management, Inc. ...............    55,600                 1,529,000
                                                                ----------
                                                                 3,669,700
                                                                ----------
PRINTING, PUBLISHING &
  BROADCASTING (2.2%)
CBS Corp. ............................     2,100                    61,819
Clear Channel Communications,
  Inc.* ..............................    12,000                   953,250
Comcast Corp. (Class A) SPL ..........    41,800                 1,319,313
Deluxe Corp. .........................    13,200                   455,400
Donnelley (R.R.) & Sons Co. ..........    18,000                   670,500
Dow Jones & Co., Inc. ................    11,800                   633,512
Dun & Bradstreet Corp. ...............    20,200                   624,937
Gannett Co. ..........................    34,800                 2,151,075
King World Productions, Inc. .........     7,900                   456,225
Knight-Ridder, Inc. ..................    10,700                   556,400
McGraw-Hill Companies, Inc. ..........    12,100                   895,400
New York Times Co. (Class A) .........    11,300                   747,213
Tele-Communications, Inc.
  (Series A)* ........................    62,128                 1,735,701
Time Warner, Inc. ....................    68,700                 4,259,400
Times Mirror Co. (Class A) ...........    11,300                   694,950
Tribune Co. ..........................    14,700                   915,075
U.S. West Media Group* ...............    74,500                 2,151,188
Viacom, Inc. (Class A)* ..............     1,000                    40,875
Viacom, Inc. (Class B)* ..............    42,300                 1,752,806
                                                                ----------
                                                                21,075,039
                                                                ----------
PROFESSIONAL SERVICES (0.5%)
Block (H&R), Inc. ....................    12,800                   573,600
Cognizant Corp. ......................    19,500                   868,969
Interpublic Group Cos., Inc. .........    14,800                   737,225
Omnicom Group ........................    19,600                   830,550
Safety-Kleen Corp. ...................    15,600                   428,025
Service Corp. International ..........    29,600                 1,093,374
                                                                ----------
                                                                 4,531,743
                                                                ----------
TRUCKING, SHIPPING (0.2%)
Federal Express Corp.* ...............    13,500                   824,344
Laidlaw, Inc. ........................    35,200                   479,600
Ryder System, Inc. ...................    12,900                   422,475
                                                                ----------
                                                                 1,726,419
                                                                ----------
  TOTAL BUSINESS SERVICES (3.3%)......                          31,002,901
                                                                ----------
CAPITAL GOODS
AEROSPACE (1.5%)
Boeing Co. ...........................   122,274                 5,983,784
General Dynamics Corp. ...............     7,400                   639,637
Lockheed Martin Corp. ................    23,704                 2,334,844
Northrop Grumman Corp. ...............     7,800                   897,000
Raytheon Co. (Class A) ...............        32                     1,578
Raytheon Co. (Class B) ...............    41,700                 2,105,850
Rockwell International Corp. .........    24,800                 1,295,800
TRW, Inc. ............................    14,400                   768,600
                                                                ----------
                                                                14,027,093
                                                                ----------

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                             NUMBER                 VALUE
                                           OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.6%)
Armstrong World Industries, Inc........     6,100                $  455,975
Crane Co. .............................    10,600                   459,775
Louisiana Pacific Corp. ...............    22,800                   433,200
Masco Corp. ...........................    19,400                   986,975
Owens Corning .........................    11,300                   385,613
PPG Industries, Inc. ..................    21,700                 1,239,613
Sherwin Williams Co. ..................    18,600                   516,150
Weyerhaeuser Co. ......................    23,700                 1,162,781
                                                                 ----------
                                                                  5,640,082
                                                                 ----------
ELECTRICAL EQUIPMENT (3.8%)
Emerson Electric Co. ..................    54,700                 3,087,131
General Electric Co. ..................   401,200                29,438,050
Grainger (W.W.), Inc. .................     6,100                   592,844
Thomas & Betts Corp. ..................     9,600                   453,600
Westinghouse Electric Corp. ...........    84,900                 2,499,244
                                                                 ----------
                                                                 36,070,869
                                                                 ----------
MACHINERY (1.7%)
Allied Signal, Inc. ...................    69,800                 2,717,837
Case Corp. ............................     9,200                   556,025
Caterpillar, Inc. .....................    46,400                 2,253,300
Cooper Industries, Inc. ...............    14,700                   720,300
Cummins Engine Company, Inc. ..........     7,000                   413,438
Deere & Co. ...........................    31,100                 1,813,519
Dover Corp. ...........................    26,800                   968,150
Fluor Corp. ...........................    10,900                   407,387
Harnischfeger Industries, Inc. ........    13,000                   459,062
Illinois Tool Works, Inc. .............    30,700                 1,845,837
Ingersoll Rand Co. ....................    19,950                   807,975
Pall Corp. ............................    20,500                   424,094
Parker-Hannifin Corp. .................    13,150                   603,256
United Technologies Corp. .............    28,700                 2,089,719
                                                                 ----------
                                                                 16,079,899
                                                                 ----------
  TOTAL CAPITAL GOODS (7.6%) ..........                          71,817,943
                                                                 ----------
CONSUMER CYCLICALS
AIRLINES (0.4%)
AMR Corp.* ............................    11,300                 1,452,050
Delta Air Lines, Inc. .................     8,600                 1,023,400
Southwest Airlines Co. ................    25,050                   616,856
US Airways Group, Inc.* ...............    11,000                   687,500
                                                                 ----------
                                                                  3,779,806
                                                                 ----------
APPAREL, TEXTILE (0.4%)
Fruit of the Loom, Inc.
  (Class A)* ..........................    18,900                   484,312
Liz Claiborne, Inc. ...................    10,000                   418,125
National Service Industries, Inc. .....     9,000                   446,063
Nike, Inc. (Class B) ..................    37,800                 1,483,650
VF Corp. ..............................    16,500                   757,969
                                                                 ----------
                                                                  3,590,119
                                                                 ----------
AUTO RELATED (0.5%)
Cooper Tire & Rubber Co. ..............    16,600                   404,625
Dana Corp. ............................    12,400                   589,000
Eaton Corp. ...........................     8,600                   767,550
Echlin, Inc. ..........................    14,100                   510,244
Genuine Parts Co. .....................    19,700                   668,569
Goodyear Tire & Rubber Co. ............    16,700                 1,062,537
Snap-On, Inc. .........................    10,150                   442,794
                                                                 ----------
                                                                  4,445,319
                                                                 ----------

===============================================================================
                                           NUMBER                  VALUE
                                          OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
AUTOS & TRUCKS (1.7%)
AutoZone, Inc.* .......................    17,800                $  516,200
Chrysler Corp. ........................    82,500                 2,902,969
Ford Motor Co. ........................   146,100                 7,113,244
General Motors Corp. ..................    89,200                 5,407,750
Paccar, Inc. ..........................    10,400                   546,000
                                                                 ----------
                                                                 16,486,163
                                                                 ----------
FOOD SERVICES, LODGING (0.8%)
Harrah's Entertainment, Inc.* .........    25,200                   475,650
ITT Corp.* ............................    13,300                 1,102,237
Marriott International, Inc. ..........    14,900                 1,031,825
McDonald's Corp. ......................    85,100                 4,063,525
Tricon Global Restaurants, Inc.*.......    17,020                   494,644
Wendy's International, Inc. ...........    21,500                   517,344
                                                                 ----------
                                                                  7,685,225
                                                                 ----------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.3%)
Black & Decker Corp. ..................    12,400                   484,375
Maytag Corp. ..........................    13,400                   499,987
Newell Company ........................    20,500                   871,250
Rubbermaid, Inc. ......................    16,600                   415,000
Stanley Works .........................     9,200                   434,125
Whirlpool Corp. .......................     8,500                   467,500
                                                                 ----------
                                                                  3,172,237
                                                                 ----------
LEISURE RELATED (1.7%)
American Greetings Corp.
  (Class A) ...........................    12,300                   481,237
Brunswick Corp. .......................    17,100                   518,344
Cendant Corp.* ........................    97,551                 3,353,307
Disney (Walt) Co. .....................    82,400                 8,162,750
Hasbro, Inc. ..........................    15,200                   478,800
Hilton Hotels Corp. ...................    30,000                   892,500
Mattel, Inc. ..........................    34,843                 1,297,902
Mirage Resorts, Inc.* .................    21,200                   482,300
                                                                 ----------
                                                                 15,667,140
                                                                 ----------
PHOTO & OPTICAL (0.3%)
Allergan, Inc. ........................    13,900                   466,519
Eastman Kodak Company .................    35,800                 2,177,087
Polaroid Corp. ........................     9,900                   482,006
                                                                 ----------
                                                                  3,125,612
                                                                 ----------
RETAIL--GENERAL (4.1%)
Circuit City Stores--Circuit City
  Group ...............................    14,000                   497,875
Costco Cos., Inc.* ....................    26,300                 1,173,637
CVS Corp. .............................    21,300                 1,364,531
Dayton Hudson Corp. ...................    27,000                 1,822,500
Dillard's, Inc. (Class A) .............    13,500                   475,875
Federated Department Stores,
  Inc.* ...............................    25,900                 1,115,319
Gap, Inc. .............................    49,800                 1,764,787
Harcourt General, Inc. ................     7,800                   427,050
Home Depot, Inc. ......................    90,400                 5,322,300
K-Mart Corp.* .........................    60,300                   697,219
Limited, Inc. .........................    32,800                   836,400
Lowe's Cos., Inc. .....................    21,500                 1,025,281
May Department Stores Co. .............    28,800                 1,517,400
Nordstrom, Inc. .......................     9,300                   561,488
Penney (J.C.), Inc. ...................    30,800                 1,857,625
Sears, Roebuck & Co. ..................    48,500                 2,194,625

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                      NUMBER                    VALUE
                                     OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
Tandy Corp. .......................    13,000                $   501,313
TJX Cos., Inc. ....................    19,700                    677,188
Toys R Us, Inc.* ..................    35,300                  1,109,744
Walgreen Co. ......................    61,000                  1,913,875
Wal-Mart Stores, Inc. .............   280,500                 11,062,219
Woolworth Corp.* ..................    22,100                    450,288
                                                             -----------
                                                              38,368,539
                                                             -----------
  TOTAL CONSUMER CYCLICALS (10.2%)                            96,320,160
                                                             -----------
CONSUMER NONCYCLICALS
BEVERAGES (3.4%)
Anheuser Busch Companies, Inc.         61,100                  2,688,400
Brown Forman Corp. (Class B) ......     7,600                    419,900
Coca-Cola Co. .....................   303,900                 20,247,337
Pepsico, Inc. .....................   188,700                  6,875,756
Seagram Ltd. ......................    47,300                  1,528,381
                                                             -----------
                                                              31,759,774
                                                             -----------
CONTAINERS (0.2%)
Bemis, Inc. .......................    11,100                    489,094
Crown Cork & Seal Co., Inc. .......    12,900                    646,612
Owens-Illinois, Inc.* .............    14,600                    553,888
                                                             -----------
                                                               1,689,594
                                                             -----------
DRUGS (7.3%)
ALZA Corp.* .......................    16,900                    537,631
American Home Products Corp. ......    80,100                  6,127,650
Amgen, Inc.* ......................    32,800                  1,775,300
Bristol-Meyers Squibb Co. .........   123,200                 11,657,800
Lilly (Eli) & Co. .................   137,500                  9,573,437
Merck & Co., Inc. .................   148,500                 15,778,125
Pfizer, Inc. ......................   158,900                 11,847,981
Pharmacia & Upjohn, Inc. ..........    62,690                  2,296,021
Schering Plough Corp. .............    90,100                  5,597,463
Warner-Lambert Co. ................    33,400                  4,141,600
                                                             -----------
                                                              69,333,008
                                                             -----------
FOODS (2.6%)
Archer Daniels Midland Co. ........    67,262                  1,458,745
Campbell Soup Co. .................    56,700                  3,295,687
ConAgra, Inc. .....................    58,300                  1,912,969
CPC International, Inc. ...........    17,700                  1,911,600
General Mills, Inc. ...............    19,700                  1,411,012
Heinz (H.J.) Co. ..................    45,550                  2,314,509
Hershey Foods Corp. ...............    17,200                  1,065,325
Kellogg Co. .......................    50,900                  2,525,912
Pioneer Hi Bred International,
  Inc. ............................     8,100                    868,725
Quaker Oats Co. ...................    16,900                    891,475
Ralston--Ralston Purina Group .....    12,800                  1,189,600
Rite Aid Corp. ....................    15,200                    892,050
Sara Lee Corp. ....................    59,200                  3,333,700
Wrigley (Wm.), Jr. Co. ............    14,300                  1,137,744
                                                             -----------
                                                              24,209,053
                                                             -----------
HOSPITAL SUPPLIES & SERVICES (3.6%)
Abbott Laboratories ...............    95,100                  6,234,994
Baxter International, Inc. ........    34,500                  1,740,094
Becton, Dickinson & Co. ...........    14,400                    720,000
Biomet, Inc. ......................    19,100                    489,437
Boston Scientific Corp.* ..........    23,300                  1,068,887
Cardinal Health, Inc. .............    13,400                  1,006,675
Columbia/HCA Healthcare Corp.          80,800                  2,393,700
Guidant Corp. .....................    17,800                  1,108,050


=============================================================================
                                      NUMBER                    VALUE
                                     OF SHARES                 (NOTE 1)
-----------------------------------------------------------------------------
Healthsouth Corp.* ................    47,900                $ 1,329,225
Humana, Inc.* .....................    20,200                    419,150
Johnson and Johnson ...............   164,400                 10,829,850
Mallinckrodt, Inc. ................    11,900                    452,200
Medtronic, Inc. ...................    57,800                  3,023,663
Saint Jude Medical, Inc.* .........    17,150                    523,075
Tenet Healthcare Corp.* ...........    36,400                  1,205,750
United Healthcare Corp. ...........    23,200                  1,152,750
                                                             -----------
                                                              33,697,500
                                                             -----------
RETAIL--FOOD (0.6%)
Albertsons, Inc. ..................    30,400                  1,440,200
American Stores Co. ...............    33,700                    692,956
Giant Food, Inc. (Class A) ........    13,900                    468,256
Kroger Co.* .......................    31,500                  1,163,531
Supervalu, Inc. ...................    11,000                    460,625
Sysco Corp. .......................    21,500                    979,594
Winn Dixie Stores, Inc. ...........    18,400                    803,850
                                                             -----------
                                                               6,009,012
                                                             -----------
SOAPS & TOILETRIES (3.2%)
Avon Products, Inc. ...............    15,700                    963,587
Clorox Co. ........................    12,500                    988,281
Colgate Palmolive Co. .............    36,800                  2,704,800
Gillette Co. ......................    69,600                  6,990,450
International Flavors &
  Fragrances, Inc. ................    13,000                    669,500
Procter & Gamble Co. ..............   167,900                 13,400,519
Unilever N.V. .....................    79,600                  4,970,025
                                                             -----------
                                                              30,687,162
                                                             -----------
TOBACCO (1.8%)
Fortune Brands, Inc. ..............    19,600                    726,425
Loews Corp. .......................    13,500                  1,432,687
Philip Morris Cos., Inc. ..........   299,100                 13,552,969
UST, Inc. .........................    22,700                    838,481
                                                             -----------
                                                              16,550,562
                                                             -----------
  TOTAL CONSUMER NONCYCLICALS (22.7%)
                                                             213,935,665
                                                             -----------
CREDIT SENSITIVE
BANKS (8.3%)
Ahmanson (H.F.) & Co. .............    12,000                    803,250
Banc One Corp. ....................    71,900                  3,905,069
Bank of New York Co., Inc. ........    46,800                  2,705,625
BankAmerica Corp. .................    86,100                  6,285,300
BankBoston Corp. ..................    18,000                  1,690,875
Bankers Trust New York Corp. ......    12,300                  1,382,981
Barnett Banks, Inc. ...............    24,500                  1,760,937
Chase Manhattan Corp. .............    52,240                  5,720,280
Citicorp ..........................    56,500                  7,143,719
Comerica, Inc. ....................    13,000                  1,173,250
CoreStates Financial Corp. ........    25,000                  2,001,562
Fifth Third Bancorp ...............    19,000                  1,553,250
First Chicago NBD Corp. ...........    36,449                  3,043,491
First Union Corp. .................    77,000                  3,946,250
Golden West Financial Corp. .......     6,800                    665,125
Huntington Bancshares, Inc. .......    22,900                    824,400
KeyCorp. ..........................    26,800                  1,897,775
Mellon Bank Corp. .................    31,000                  1,879,375
Morgan (J.P.) & Co., Inc. .........    22,100                  2,494,538
National City Corp. ...............    26,400                  1,735,800
NationsBank Corp. .................    87,399                  5,314,952
Norwest Corp. .....................    92,000                  3,553,500

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===========================================================================
                                           NUMBER                 VALUE
                                         OF SHARES               (NOTE 1)
---------------------------------------------------------------------------
PNC Bank Corp. ......................     37,700               $ 2,151,256
Republic New York Corp. .............      6,400                   730,800
State Street Corp. ..................     19,200                 1,117,200
Suntrust Banks, Inc. ................     26,200                 1,870,025
U.S. Bancorp. .......................     30,026                 3,361,035
Wachovia Corp. ......................     25,000                 2,028,125
Washington Mutual, Inc. .............     30,800                 1,965,425
Wells Fargo & Co. ...................     10,800                 3,665,925
                                                               -----------
                                                                78,371,095
                                                               -----------
FINANCIAL SERVICES (2.5%)
American Express Co. ................     57,700                 5,149,725
Beneficial Corp. ....................      6,300                   523,687
Country Wide Credit Industries,
  Inc. ..............................     12,200                   523,075
Equifax, Inc. .......................     17,900                   634,331
Fleet Financial Group, Inc. .........     30,879                 2,313,995
Green Tree Financial Corp. ..........     22,500                   589,219
Household International, Inc. .......     13,100                 1,671,069
MBIA, Inc. ..........................     11,000                   734,937
MBNA Corp. ..........................     61,687                 1,684,826
Merrill Lynch & Co., Inc. ...........     40,800                 2,975,850
Morgan Stanley, Dean Witter,
  Discover & Co. ....................     72,205                 4,269,121
Schwab (Charles) Corp. ..............     31,850                 1,335,709
Synovus Financial Corp. .............     21,000                   687,750
Transamerica Corp. ..................      7,600                   809,400
                                                               -----------
                                                                23,902,694
                                                               -----------
INSURANCE (4.8%)
Aetna, Inc. .........................     18,443                 1,301,384
Allstate Corp. ......................     53,438                 4,856,178
American General Corp. ..............     30,500                 1,648,906
American International Group,
  Inc. ..............................     86,225                 9,376,969
Aon Corp. ...........................     20,550                 1,204,744
Chubb Corp. .........................     21,200                 1,603,250
CIGNA Corp. .........................      9,100                 1,574,869
Cincinnati Financial Corp. ..........      6,800                   957,100
Conseco, Inc. .......................     22,500                 1,022,344
General Re Corp. ....................      9,800                 2,077,600
Hartford Financial Services
  Group, Inc. .......................     14,500                 1,356,656
Jefferson-Pilot Corp. ...............      8,700                   677,512
Lincoln National Corp. Industries         12,200                   953,125
Marsh & McLennan Cos., Inc. .........     20,700                 1,543,444
MGIC Investment Corp. ...............     14,000                   931,000
Progressive Corp. ...................      8,900                 1,066,888
Providian Financial Corp. ...........     11,200                   506,100
Safeco Corp. ........................     17,100                   833,625
Saint Paul Cos., Inc. ...............     10,300                   845,244
SunAmerica, Inc. ....................     24,000                 1,026,000
Torchmark Corp. .....................     17,000                   715,063
Travelers Group, Inc. ...............    140,857                 7,588,671
UNUM Corp. ..........................     16,700                   908,063
USF&G Corp. .........................     21,800                   480,963
                                                               -----------
                                                                45,055,698
                                                               -----------
MORTGAGE RELATED (1.2%)
Federal National Mortgage
  Association .......................    130,600                 7,452,362
Federal Home Loan Mortgage
  Corp. .............................     85,500                 3,585,656
                                                               -----------
                                                                11,038,018
                                                               -----------

===============================================================================
                                         NUMBER                   VALUE
                                        OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
UTILITY--ELECTRIC (2.4%)
American Electric Power, Inc. .......    23,500                $ 1,213,187
Baltimore Gas & Electric Co. ........    18,300                    623,344
Carolina Power & Light Co. ..........    18,300                    776,606
Central & South West Corp. ..........    25,600                    692,800
CINergy Corp. .......................    19,613                    751,423
Consolidated Edison, Inc. ...........    29,200                  1,197,200
Dominion Resources, Inc. ............    23,100                    983,194
DTE Energy Co. ......................    17,500                    607,031
Duke Energy Co. .....................    44,630                  2,471,386
Edison International ................    49,300                  1,340,344
Entergy Corp. .......................    30,000                    898,125
FirstEnergy Corp.* ..................    28,600                    829,400
FPL Group, Inc. .....................    22,600                  1,337,637
GPU, Inc. ...........................    15,000                    631,875
Houston Industries, Inc. ............    35,400                    944,737
Northern States Power Co. ...........     8,300                    483,475
Pacificorp. .........................    36,800                  1,005,100
Peco Energy Co. .....................    26,900                    652,325
PG&E Corp. ..........................    54,400                  1,655,800
PP&L Resources, Inc. ................    20,000                    478,750
Public Service Enterprise Group .....    28,800                    912,600
Texas Utilities Co. .................    29,900                  1,242,719
Unicom Corporation ..................    26,900                    827,175
Union Electric Co. ..................    12,700                    549,275
                                                               -----------
                                                                23,105,508
                                                               -----------
UTILITY--GAS (0.4%)
Columbia Gas System, Inc. ...........     6,900                    542,081
Consolidated Natural Gas Co. ........    11,500                    695,750
ENRON Corp. .........................    38,000                  1,579,375
Nicor, Inc. .........................    11,800                    497,813
                                                               -----------
                                                                 3,315,019
                                                               -----------
UTILITY--TELEPHONE (5.8%)
Alltel Corp. ........................    22,500                    923,906
Ameritech Corp. .....................    67,900                  5,465,950
AT&T Corp. ..........................   200,500                 12,280,625
Bell Atlantic Corp. .................    95,696                  8,708,336
BellSouth Corp. .....................   122,300                  6,887,019
Frontier Corp. ......................    18,500                    445,156
GTE Corp. ...........................   117,900                  6,160,275
SBC Communications, Inc. ............   112,773                  8,260,622
Sprint Corp. ........................    53,100                  3,112,988
U.S. West Communications
  Group* ............................    57,500                  2,594,688
                                                               -----------
                                                                54,839,565
                                                               -----------
  TOTAL CREDIT SENSITIVE (25.4%)                               239,627,597
                                                               -----------
ENERGY
COAL & GAS PIPELINES (0.5%)
Burlington Resources, Inc. ..........    21,830                    978,257
Coastal Corp. .......................    12,800                    792,800
Pacific Enterprises .................    13,000                    489,125
Sonat, Inc. .........................    10,600                    484,950
Tenneco, Inc. .......................    20,300                    801,850
Williams Cos., Inc. .................    39,500                  1,120,813
                                                               -----------
                                                                 4,667,795
                                                               -----------
OIL--DOMESTIC (1.9%)
Amerada Hess Corp. ..................    10,900                    598,137
Amoco Corp. .........................    60,400                  5,141,550

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                           NUMBER                  VALUE
                                          OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
Anadarko Petroleum Corp. ............      7,600               $   461,225
Apache Corp. ........................     12,200                   427,762
Ashland, Inc. .......................      8,300                   445,606
Atlantic Richfield Co. ..............     39,400                 3,156,925
Kerr McGee Corp. ....................      7,200                   455,850
Occidental Petroleum Corp. ..........     39,000                 1,143,188
Oryx Energy Co.* ....................     16,900                   430,950
Pennzoil Co. ........................      6,500                   434,281
Phillips Petroleum Co. ..............     31,800                 1,546,275
Sun Co., Inc. .......................     11,500                   483,719
Union Pacific Resources Group,
  Inc. ..............................     30,608                   742,244
Unocal Corp. ........................     29,800                 1,156,613
USX-Marathon Group ..................     34,700                 1,171,125
USX-U.S. Steel Group ................     13,500                   421,875
                                                               -----------
                                                                18,217,325
                                                               -----------
OIL--INTERNATIONAL (5.3%)
Chevron Corp. .......................     81,100                 6,244,700
Exxon Corp. .........................    304,700                18,643,831
Mobil Corp. .........................     97,400                 7,031,063
Royal Dutch Petroleum Co.
  (ADR) .............................    265,600                14,392,200
Texaco, Inc. ........................     63,700                 3,463,688
                                                               -----------
                                                                49,775,482
                                                               -----------
OIL--SUPPLIES & CONSTRUCTION (1.0%)
Baker Hughes, Inc. ..................     20,500                   894,312
Dresser Industries, Inc. ............     20,900                   876,494
Halliburton Co. .....................     29,800                 1,547,737
Helmerich & Payne, Inc. .............      7,000                   475,125
Schlumberger Ltd. ...................     61,300                 4,934,650
Western Atlas, Inc.* ................      6,400                   473,600
                                                               -----------
                                                                 9,201,918
                                                               -----------
RAILROADS (0.7%)
Burlington Northern Santa Fe ........     18,651                 1,733,377
CSX Corp. ...........................     26,900                 1,452,600
Norfolk Southern Corp. ..............     46,500                 1,432,781
Union Pacific Corp. .................     29,700                 1,854,394
                                                               -----------
                                                                 6,473,152
                                                               -----------
  TOTAL ENERGY (9.4%) ...............                           88,335,672
                                                               -----------
TECHNOLOGY
ELECTRONICS (4.2%)
Advanced Micro Devices, Inc.* .......     25,100                   450,231
AMP, Inc. ...........................     27,100                 1,138,200
Applied Materials, Inc.* ............     44,900                 1,352,613
BB&T Corp. ..........................     17,100                 1,095,469
Cisco Systems, Inc.* ................    123,150                 6,865,612
EMC Corp.* ..........................     60,800                 1,668,200
Harris Corp. ........................     10,300                   472,512
Intel Corp. .........................    201,300                14,141,325
ITT Industries, Inc. ................     14,500                   454,938
KLA-Tencor Corp.* ...................     13,400                   517,575
LSI Logic Corp.* ....................     23,500                   464,125
Micron Technology, Inc.* ............     24,700                   642,200
Motorola, Inc. ......................     73,400                 4,188,388
National Semiconductor Corp.* .......     19,300                   500,594
Parametric Technology Corp.* ........     15,000                   710,625
Perkin-Elmer Corp. ..................      7,200                   511,650
Seagate Technology, Inc.* ...........     28,700                   552,475
Siebel Systems, Inc.* ...............         27                     1,129


===============================================================================
                                          NUMBER                  VALUE
                                        OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Texas Instruments, Inc. .............    47,300                $ 2,128,500
3Com Corp.* .........................    42,500                  1,484,844
                                                               -----------
                                                                39,341,205
                                                               -----------
OFFICE EQUIPMENT (4.1%)
Bay Networks, Inc.* .................    24,700                    631,394
Ceridian Corp.* .....................    10,800                    494,775
Compaq Computer Corp. ...............    93,235                  5,261,950
Dell Computer Corp.* ................    40,800                  3,427,200
Digital Equipment Corp.* ............    18,300                    677,100
Hewlett-Packard Co. .................   128,200                  8,012,500
Honeywell, Inc. .....................    15,000                  1,027,500
International Business Machines
  Corp. .............................   121,100                 12,662,519
Pitney Bowes, Inc. ..................    17,800                  1,600,888
Sun Microsystems, Inc.* .............    45,500                  1,814,313
Unisys Corp.* .......................    36,100                    500,888
Xerox Corp. .........................    40,100                  2,959,881
                                                               -----------
                                                                39,070,908
                                                               -----------
OFFICE EQUIPMENT SERVICES (3.4%)
Adobe Systems, Inc. .................    12,700                    523,875
Automatic Data Processing, Inc. .....    35,900                  2,203,362
Computer Associates
  International, Inc. ...............    66,925                  3,538,659
Computer Sciences Corp.* ............     9,200                    768,200
First Data Corp. ....................    54,400                  1,591,200
HBO & Co. ...........................    23,500                  1,128,000
Microsoft Corp.* ....................   146,800                 18,973,900
Novell, Inc.* .......................    59,600                    447,000
Oracle Corp.* .......................   120,787                  2,695,060
Silicon Graphics, Inc.* .............    34,500                    429,094
                                                               -----------
                                                                32,298,350
                                                               -----------
TELECOMMUNICATIONS (2.3%)
AirTouch Communications, Inc.*           61,800                  2,568,562
Andrew Corp.* .......................    19,212                    461,088
Cabletron Systems, Inc.* ............    33,000                    495,000
DSC Communications Corp.* ...........    19,800                    475,200
Lucent Technologies, Inc. ...........    79,094                  6,317,633
MCI Communications Corp. ............    85,300                  3,651,906
Northern Telecommunications
  Ltd. ..............................    32,300                  2,874,700
Tellabs, Inc.* ......................    22,300                  1,179,113
WorldCom, Inc.* .....................   110,700                  3,348,675
                                                               -----------
                                                                21,371,877
                                                               -----------
  TOTAL TECHNOLOGY (14.0%) ..........                          132,082,340
                                                               -----------
DIVERSIFIED
MISCELLANEOUS (1.1%)
Corning, Inc. .......................    29,800                  1,106,325
Ikon Office Solutions, Inc. .........    16,500                    464,062
Minnesota Mining &
  Manufacturing Co. .................    51,600                  4,234,425
Textron, Inc. .......................    19,600                  1,225,000
Tyco International Ltd. .............    65,686                  2,959,975
Whitman Corp. .......................    16,300                    424,819
                                                               -----------
  TOTAL DIVERSIFIED (1.1%) ..........                           10,414,606
                                                               -----------
TOTAL COMMON STOCKS (98.3%)
  (Cost $705,933,343) ...............                          927,171,699
                                                               -----------

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

======================================================================
                                            PRINCIPAL        VALUE
                                             AMOUNT        (NOTE 1)
----------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT & AGENCIES
Federal Home Loan Mortgage
  Corp.
  6.0%, due 01/02/98 ...................  $10,500,000    $ 10,498,250
U.S. Treasury
  6.0%, due 01/08/98** .................      900,000         886,153
                                                         ------------
TOTAL U.S. GOVERNMENT & AGENCIES (1.2%)                    11,384,403
                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES (1.2%)
  (Amortized Cost $11,384,403)..........                   11,384,403
                                                         ------------
TOTAL INVESTMENTS (99.5%)
  (Cost/Amortized Cost
  $717,317,746) ........................                  938,556,102
OTHER ASSETS
  LESS LIABILITIES (0.5%) ..............                    5,184,922
                                                         ------------
NET ASSETS (100.0%) ....................                 $943,741,024
                                                         ============

----------
Financial Futures Contracts outstanding at December 31, 1997:



                                 EXPIRATION        NUMBER          ORIGINAL         VALUE AT        UNREALIZED
DESCRIPTION                         DATE        OF CONTRACTS         VALUE          12/31/97       APPRECIATION
-----------------------------   ------------   --------------   --------------   --------------   -------------
Long S&P 500 Index* .........      3/98             46           $11,131,350      $11,259,650        $128,300

----------
*     Non-income producing.

**    Security segregated as collateral on financial futures contracts.

      Glossary:
      ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

===============================================================================
                                               NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS (0.3%)
CHEMICALS
Monsanto Co. ...........................      725,000            $  30,450,000
                                                                 -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.3%)
Waste Management, Inc. .................      900,000               24,750,000
                                                                 -------------
PRINTING, PUBLISHING &
  BROADCASTING (5.1%)
CBS Corp. ..............................      595,000               17,515,313
Chris Craft Industries, Inc.
  (Class B)*++ .........................    1,226,156               64,143,286
Comcast Corp. (Class A) SPL ............    1,011,800               31,934,937
Liberty Media Group (Class A)*              2,600,963               94,284,909
TCI Group (Class A)* (a) ...............    5,309,026              150,311,799
Time Warner, Inc. ......................      178,900               11,091,800
U.S. West Media Group* .................      265,000                7,651,875
Viacom, Inc. (Class B)* ................    2,801,300              116,078,869
                                                                 -------------
                                                                   493,012,788
                                                                 -------------
  TOTAL BUSINESS SERVICES (5.4%)                                   517,762,788
                                                                 -------------
CAPITAL GOODS
AEROSPACE (0.3%)
Loral Space &
  Communications* (a) ..................    1,440,000               30,870,000
                                                                 -------------
MACHINERY (0.1%)
UNOVA, Inc.* ...........................      288,800                4,747,150
                                                                 -------------
  TOTAL CAPITAL GOODS (0.4%) ...........                            35,617,150
                                                                 -------------
CONSUMER CYCLICALS
AIRLINES (1.9%)
AMR Corp.* .............................      185,000               23,772,500
Delta Air Lines, Inc. ..................      769,300               91,546,700
Northwest Airlines Corp.
  (Class A)* ...........................      498,300               23,856,112
UAL Corp.* .............................      328,500               30,386,250
US Airways Group, Inc.* ................      200,000               12,500,000
                                                                 -------------
                                                                   182,061,562
                                                                 -------------
AUTO RELATED (1.5%)
Republic Industries, Inc.* (a) .........    5,949,500              138,697,719
                                                                 -------------
AUTOS & TRUCKS (1.2%)
AutoZone, Inc.* ........................    2,590,300               75,118,700
Chrysler Corp. .........................    1,223,800               43,062,462
                                                                 -------------
                                                                   118,181,162
                                                                 -------------
FOOD SERVICES, LODGING (1.1%)
ITT Corp.* .............................    1,294,500              107,281,688
                                                                 -------------
LEISURE RELATED (6.2%)
Carnival Corp. (Class A) ...............       37,600                2,082,100
Cendant Corp.* (a) .....................   17,123,600              588,623,750
                                                                 -------------
                                                                   590,705,850
                                                                 -------------
RETAIL--GENERAL (3.0%)
Home Depot, Inc. .......................    2,222,000              130,820,250
Limited, Inc. ..........................    2,100,500               53,562,750
Lowe's Cos., Inc. ......................      511,400               24,387,387
Sears, Roebuck & Co. ...................      600,500               27,172,625
Wal-Mart Stores, Inc. ..................    1,278,000               50,401,125
                                                                 -------------
                                                                   286,344,137
                                                                 -------------
  TOTAL CONSUMER CYCLICALS (14.9%)                               1,423,272,118
                                                                 -------------


===============================================================================
                                              NUMBER                 VALUE
                                            OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
CONSUMER NONCYCLICALS
DRUGS (3.6%)
Astra AB (A Shares) ....................    3,206,664            $  55,531,720
Centocor, Inc.* ........................       44,700                1,486,275
Merck & Co., Inc. ......................    2,163,200              229,840,000
Schering Plough Corp. ..................      862,000               53,551,750
                                                                 -------------
                                                                   340,409,745
                                                                 -------------
HOSPITAL SUPPLIES & SERVICES (2.9%)
Abbott Laboratories ....................      926,800               60,763,325
Boston Scientific Corp.* ...............    1,547,200               70,977,800
Medtronic, Inc. (a) ....................    2,425,300              126,873,506
United Healthcare Corp. (a) ............      448,500               22,284,844
                                                                 -------------
                                                                   280,899,475
                                                                 -------------
TOBACCO (5.1%)
Loews Corp. ............................    2,068,500              219,519,562
Philip Morris Cos., Inc. (a) ...........    5,967,100              270,384,219
                                                                 -------------
                                                                   489,903,781
                                                                 -------------
 TOTAL CONSUMER NONCYCLICALS (11.6%)
                                                                 1,111,213,001
                                                                 -------------
CREDIT SENSITIVE
BANKS (3.7%)
Chase Manhattan Corp. ..................    1,762,868              193,034,046
First Union Corp. ......................    2,010,000              103,012,500
NationsBank Corp. ......................      965,000               58,684,062
                                                                 -------------
                                                                   354,730,608
                                                                 -------------
FINANCIAL SERVICES (7.2%)
American Express Co. (a) ...............    2,850,400              254,398,200
Fleet Financial Group, Inc. ............      192,100               14,395,494
Household International, Inc. ..........      180,800               23,063,300
MBNA Corp. (a) .........................    9,762,525              266,638,964
Morgan Stanley, Dean Witter,
  Discover & Co. .......................    1,113,166               65,815,940
PMI Group, Inc. ........................      823,700               59,563,806
                                                                 -------------
                                                                   683,875,704
                                                                 -------------
INSURANCE (11.2%)
Allstate Corp. .........................    1,346,647              122,376,546
American International Group,
  Inc. .................................    3,510,075              381,720,656
Hartford Financial Services
  Group, Inc. ..........................      808,600               75,654,638
Progressive Corp. ......................      599,900               71,913,012
Travelers Group, Inc. (a) ..............    7,853,498              423,107,178
                                                                 -------------
                                                                 1,074,772,030
                                                                 -------------
MORTGAGE RELATED (0.3%)
Federal National Mortgage
  Association ..........................      543,000               30,984,938
                                                                 -------------
REAL ESTATE (1.7%)
CBL & Associates
  Properties, Inc. .....................    1,007,200               24,865,250
Macerich Co. ...........................      717,500               20,448,750
Manufactured Home
  Communities, Inc. ....................       33,000                  891,000
Regency Realty Corp. ...................      128,700                3,563,381
Simon Debartolo Group, Inc. ............    1,443,000               47,168,063
Spieker Properties, Inc. ...............    1,373,400               58,884,525
Summit Properties, Inc. ................      464,100                9,804,112
                                                                 -------------
                                                                   165,625,081
                                                                 -------------
UTILITY--TELEPHONE (3.2%)
AT&T Corp. .............................      500,000               30,625,000
BellSouth Corp. ........................       10,824                  609,527

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                                NUMBER              VALUE
                                              OF SHARES           (NOTE 1)
-------------------------------------------------------------------------------
Telecomunicacoes Brasileiras
  S.A.--Telebras (ADR) ...............         422,300         $  49,171,556
Teleport Communications Group,
  Inc. (Class A)*++ (a) ..............       4,011,000           220,103,625
                                                               -------------
                                                                 300,509,708
                                                               -------------
  TOTAL CREDIT SENSITIVE (27.3%)                               2,610,498,069
                                                               -------------
ENERGY
OIL--DOMESTIC (0.3%)
Union Pacific Resources
  Group, Inc. ........................       1,211,677            29,383,167
                                                               -------------
OIL--SUPPLIES & CONSTRUCTION (4.7%)
BJ Services Co.* (a) .................       1,171,800            84,296,363
Baker Hughes, Inc. ...................         830,000            36,208,750
Dresser Industries, Inc. .............       1,507,300            63,212,394
Halliburton Co. ......................       2,428,700           126,140,606
Nabors Industries, Inc.* .............         729,500            22,933,656
Rowan Cos., Inc.* ....................         200,000             6,100,000
Santa Fe International Corp. (a) .....         286,900            11,673,244
Schlumberger Ltd. ....................         109,100             8,782,550
Transocean Offshore, Inc. ............       1,400,000            67,462,500
Western Atlas, Inc.* .................         338,800            25,071,200
                                                               -------------
                                                                 451,881,263
                                                               -------------
RAILROADS (1.3%)
Canadian Pacific Ltd. ................       2,673,300            72,847,425
Union Pacific Corp. ..................         728,371            45,477,664
                                                               -------------
                                                                 118,325,089
                                                               -------------
  TOTAL ENERGY (6.3%) ................                           599,589,519
                                                               -------------
TECHNOLOGY
ELECTRONICS (12.8%)
Altera Corp.* (a) ....................         300,000             9,937,500
Applied Magnetics Corp.* .............         225,000             2,503,125
Cisco Systems, Inc.* (a) .............       8,986,500           500,997,375
EMC Corp.* (a) .......................       1,300,000            35,668,750
Intel Corp. (a) ......................       1,750,000           122,937,500
National Semiconductor Corp.* ........       1,450,000            37,609,375
Network Associates, Inc.* (a) ........       1,550,000            81,956,250
Solectron Corp.* (a) .................         600,000            24,937,500
Sterling Commerce, Inc.* (a) .........       2,033,582            78,165,808
Teradyne, Inc.* (a) ..................         450,000            14,400,000
Texas Instruments, Inc. (a) ..........       2,640,000           118,800,000
3Com Corp.* (a) ......................       5,610,900           196,030,819
                                                               -------------
                                                               1,223,944,002
                                                               -------------
OFFICE EQUIPMENT (2.6%)
Ceridian Corp.*++ ....................       3,815,000           174,774,688
Sterling Software, Inc.* .............         586,200            24,034,200
Xerox Corp. (a) ......................         659,500            48,679,344
                                                               -------------
                                                                 247,488,232
                                                               -------------
OFFICE EQUIPMENT SERVICES (0.6%)
First Data Corp. (a) .................       1,400,000            40,950,000
Fore Systems, Inc.* ..................         101,400             1,546,350
Oracle Corp.* (a) ....................         650,150            14,506,472
                                                               -------------
                                                                  57,002,822
                                                               -------------
TELECOMMUNICATIONS (10.3%)
ADC Telecommunications,
  Inc.* (a) ..........................         750,000            31,312,500
AirTouch Communications, Inc.*                 894,600            37,181,812
Ascend Communications,
  Inc.* (a) ..........................         250,000             6,125,000


===============================================================================
                                                NUMBER              VALUE
                                              OF SHARES           (NOTE 1)
-------------------------------------------------------------------------------
Cabletron Systems, Inc.* .............         550,000         $   8,250,000
DSC Communications Corp.* (a)                5,866,100           140,786,400
Lucent Technologies, Inc. (a) ........         300,000            23,962,500
MCI Communications Corp. (a) .........       3,567,300           152,725,031
Mannesmann AG (ADR) ..................         143,700            72,505,272
Nokia Corp. (ADR) ....................         200,000            14,000,000
TCI Ventures Group* (a) ..............       2,998,710            83,776,461
Tellabs, Inc.* .......................         585,000            30,931,875
WorldCom, Inc.* (a) ..................     12,706,004            384,356,621
                                                               -------------
                                                                 985,913,472
                                                               -------------
  TOTAL TECHNOLOGY (26.3%) ...........                         2,514,348,528
                                                               -------------
DIVERSIFIED
MISCELLANEOUS (1.0%)
Anixter International, Inc.* .........        633,734             10,456,611
Tyco International Ltd. ..............      1,873,336             84,417,203
                                                               -------------
  TOTAL DIVERSIFIED (1.0%) ...........                            94,873,814
                                                               -------------
TOTAL COMMON STOCKS (93.5%)
  (Cost $6,267,252,116)...............                         8,937,624,987
                                                               -------------
PREFERRED STOCKS:
BUSINESS SERVICES (0.1%)
ENVIRONMENTAL CONTROL
Republic Industries, Inc.
  6.5% Exch. Conv. ...................        470,400             11,054,400
                                                               -------------
TECHNOLOGY (0.5%)
TELECOMMUNICATIONS
WorldCom, Inc.
  8.0% Conv. .........................        487,000             51,074,125
                                                               -------------
TOTAL PREFERRED STOCKS (0.6%)
  (Cost $46,139,690) .................                            62,128,525
                                                               -------------
                                              PRINCIPAL
                                               AMOUNT
                                          -----------
SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT (0.3%)
Deutsche Bank
  5.75%, due 01/20/98 ................   $25,000,000              24,997,471
                                                               -------------
COMMERCIAL PAPER
Associates Corp. of
  North America
  6.75%, due 01/02/98 ................    40,000,000              39,992,500
Bank One Columbus
  6.5%, due 01/02/98 .................    12,000,000              11,997,833
Bank of New York
  5.8%, due 01/30/98 .................    25,000,000              24,883,195
Coca Cola Co.
  6.5%, due 01/02/98 .................    20,000,000              19,996,388
CXC, Inc.
  6.75%, due 01/02/98 ................    50,000,000              49,990,625
Edison Asset Securitization
  5.84%, due 02/12/98 ................     4,000,000               3,972,929
Florida Power Corp.
  6.4%, due 01/02/98 .................    20,000,000              19,996,444
International Lease
  Finance Corp.
  6.68%, due 01/02/98 ................       700,000                 699,870
Koch Industries
  6.75%, due 01/02/98 ................    70,000,000              69,986,908
Province of Quebec
  5.68%, due 01/12/98 ................    20,000,000              19,965,290
                                                               -------------
 TOTAL COMMERCIAL PAPER (2.7%)                                   261,481,982
                                                               -------------

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

========================================================================
                                         PRINCIPAL            VALUE
                                           AMOUNT           (NOTE 1)
------------------------------------------------------------------------
TIME DEPOSITS
Bank of Montreal
  4.875%, due 01/02/98 ............   $287,200,000      $ 287,200,000
Harris Trust & Savings Bank
  6.5%, due 01/02/98 ..............     15,000,000         15,000,000
                                                        -------------
 TOTAL TIME DEPOSITS (3.2%) .......                       302,200,000
                                                        -------------
U.S. GOVERNMENT AGENCIES (1.4%)
Federal Home Loan
  Mortgage Corp.
  6.0%, due 01/02/98 ..............    137,000,000        136,977,167
                                                        -------------
TOTAL SHORT-TERM DEBT SECURITIES (7.6%)
 (Amortized Cost $725,656,620).....                       725,656,620
                                                        -------------
TOTAL INVESTMENTS (101.7%)
  (Cost/Amortized Cost $7,039,048,426)                  9,725,410,132
                                                        -------------

                                  NUMBER OF
                                 CONTRACTS(B)
                                -------------
CALL OPTIONS WRITTEN*(c):
ADC Telecommunications, Inc.
 January @ $37.0625 .........       2,500       (1,295,000)
Altera Corp.
 February @ $34.00...........       3,000         (681,000)
American Express Co.:
 January @ $78.25 ...........       3,000       (3,426,000)
 January @ $78.375 ..........       2,000       (2,272,000)
 January @ $79.00 ...........       2,500       (2,600,000)
 January @ $80.25 ...........       2,000       (1,956,000)
 February @ $85.875 .........       2,000       (1,084,000)
 February @ $86.75 ..........       3,000       (1,668,000)
 February @ $87.00 ..........       1,500         (810,000)
 February @ $88.50 ..........       2,000         (780,000)
 February @ $88.875 .........       2,500         (880,000)
 February @ $90.50 ..........       2,500         (830,000)
 February @ $90.75 ..........       2,000         (606,000)
Ascend Communications, Inc.
 January @ $33.75............       2,500          (15,000)
BJ Services Co.:
 January @ $73.50 ...........       2,000         (466,000)
 February @ $69.00 ..........       2,000       (1,444,000)
 March @ $66.22 .............         500         (451,500)
 March @ $67.61 .............       1,100         (517,000)
Cendant Corp.:
 January @ $30.50 ...........       1,500         (611,085)
 January @ $31.50 ...........       5,000       (1,625,000)
 February @ $32.375 .........       5,000       (1,515,000)
 February @ $32.42 ..........       3,000         (931,800)
 February @ $33.125 .........       3,000         (763,320)
 March @ $32.625 ............       7,500       (2,348,000)
Cisco Systems, Inc.:
 February @ $53.125 .........       3,000       (1,617,000)
 February @ $53.75 ..........       7,500       (4,072,500)
 February @ $89.25...........       4,500         (765,000)
DSC Communications Corp.:
 January @ $20.00 ...........       3,000       (1,212,000)
 January @ $24.00 ...........       2,500          (37,500)
 January @ $26.625...........       2,500          (15,000)
EMC Corp.
 January @ $29.125...........       2,000         (174,000)

================================================================
                                    NUMBER OF          VALUE
                                  CONTRACTS(B)       (NOTE 1)
----------------------------------------------------------------
First Data Corp.:
 January @ $29.375 ...........       3,000        $ (327,000)
 January @ $29.5625 ..........       2,500          (300,000)
 February @ $25.50 ...........       3,000        (1,329,000)
 February @ $28.5625 .........       3,000          (510,000)
 March @ $26.75 ..............       2,500          (935,000)
Intel Corp.:
 January @ $70.25 ............       3,000        (1,008,000)
 January @ $74.375 ...........       1,500          (156,000)
 January @ $76.625 ...........       3,000          (135,000)
 January @ $77.00.............       2,000           (62,000)
 January @ $78.00 ............       2,000           (76,000)
 March @ $70.50 ..............       1,000          (477,000)
Loral Space & Communications:
 January @ $20.625 ...........       2,000          (268,000)
 January @ $20.75 ............       3,500          (406,000)
 January @ $21.50 ............       1,900          (112,100)
 January @ $22.125 ...........       3,000           (30,000)
 March @ $20.875 .............       2,000          (322,000)
Lucent Technologies, Inc.
 February @ $77.25 ...........       3,000        (2,028,300)
MBNA Corp.:
 January @ $26.75 ............       3,000          (324,000)
 January @ $26.875 ...........       4,500          (495,000)
 January @ $27.125 ...........       3,750          (210,000)
 January @ $29.25 ............       4,500          (189,000)
 February @ $28.6875 .........       2,500          (170,000)
 February @ $29.00............       3,000          (321,000)
MCI Communications Corp.:
 January @ $36.4375 ..........       2,500        (1,670,000)
 January @ $40.75 ............       2,500          (642,500)
 January @ $41.50.............       2,500          (577,500)
Medtronic, Inc.:
 January @ $46.50 ............       4,000        (2,376,000)
 February @ $49.00 ...........       4,000        (1,936,000)
 February @ $49.25 ...........       5,000        (2,377,200)
 February @ $51.125 ..........       3,000          (910,230)
 March @ $50.375 .............       2,500        (1,037,500)
Network Associates, Inc.:
 January @ $49.875 ...........       2,500        (1,287,500)
 February @ $46.00 ...........       2,500        (2,042,500)
 February @ $49.625 ..........       2,000        (1,162,000)
 February @ $50.250 ..........       3,500        (2,194,500)
 March @ $50.375 .............       3,000        (1,911,000)
 March @ $51.375 .............       2,000        (1,174,000)
Oracle Corp.:
 January @ $35.75 ............       2,000           (30,000)
 February @ $23.125 ..........       4,500          (624,000)
Philip Morris Cos., Inc.:
 January @ $40.9375 ..........       2,500        (1,207,500)
 January @ $41.125 ...........       2,000          (843,980)
 January @ $41.25 ............       2,000          (862,000)
 January @ $41.50 ............       3,000        (1,371,000)
 January @ $41.625 ...........       2,500          (970,000)
 January @ $41.78 ............       2,000          (926,000)
 February @ $43.875 ..........       3,500          (945,000)
 February @ $44.50 ...........       2,500          (615,000)
 February @ $45.00 ...........       3,000          (603,000)
 February @ $45.25 ...........       3,500          (771,500)
 February @ $45.4275 .........       2,000          (528,000)
 February @ $45.6875..........       2,500          (352,500)

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

===============================================================================
                                      NUMBER OF                 VALUE
                                     CONTRACTS(B)              (NOTE 1)
-------------------------------------------------------------------------------
Republic Industries, Inc.:
 January @ $26.9375 .................   3,000               $       (6,660)
 January @ $27.50 ...................   2,500                     (137,500)
 January @ $27.5625 .................   3,000                     (159,000)
 January @ $30.875 ..................   2,500                      (37,500)
 February @ $24.875 .................   1,500                     (186,000)
 February @ $25.00 ..................   2,000                     (239,940)
 February @ $25.125 .................   2,000                     (249,960)
 February @ $26.5625 ................   3,500                     (273,805)
Santa Fe International Corp.
 February @ $38.00 ..................   2,000                     (910,000)
Solectron Corp.:
 January @ $33.875 ..................   2,500                   (1,950,000)
 February @ $29.875 .................   1,000                   (1,201,000)
 February @ $38.00 ..................   2,500                   (1,347,500)
Sterling Commerce, Inc.:
 January @ $37.375 ..................   2,000                     (310,000)
 March @ $37.125 ....................   1,300                     (436,800)
 March @ $37.875 ....................     700                     (206,500)
 March @ $38.1875 ...................   3,000                     (822,000)
TCI Group (Class A):
 January @ $23.75 ...................   2,500                   (1,102,500)
 February @ $26.375 .................   2,000                     (424,000)
 February @ $28.625..................   2,500                     (297,500)
TCI Ventures Group:
 February @ $27.375 .................   4,500                   (1,125,000)
 March @ $28.875 ....................   2,625                     (417,375)
 March @ $29.375 ....................     875                     (120,750)
Teradyne, Inc.
 February @ $32.875 .................   2,500                     (702,500)
Teleport Communications Group,
  Inc.:
 January @ $46.625 ..................   2,000                   (1,764,000)
 January @ $48.75 ...................     900                     (649,800)
 January @ $48.875 ..................   2,000                   (1,366,000)
 January @ $49.00 ...................   2,500                   (1,562,500)
 January @ $49.50 ...................   2,500                   (1,375,000)
 January @ $49.625 ..................   1,100                     (719,400)
 January @ $49.905 ..................   1,300                     (731,900)


===============================================================================
                                      NUMBER OF                   VALUE
                                    CONTRACTS(B)                (NOTE 1)
-------------------------------------------------------------------------------
 January @ $50.3125 .................   2,500               $   (1,230,000)
 January @ $50.6875 .................     700                     (434,000)
 February @ $48.875 .................   1,500                   (1,072,500)
 February @ $53.00 ..................   2,000                     (952,000)
 February @ $55.00 ..................   6,000                   (2,052,000)
 February @ $57.75 ..................   1,500                     (214,500)
 March @ $55.75 .....................   2,000                     (630,000)
Texas Instruments, Inc.:
 January @ $45.50 ...................   3,000                     (708,000)
 January @ $49.375 ..................   2,000                      (94,000)
 January @ $100.50 ..................   5,000                      (65,000)
 January @ $103.25 ..................   3,000                      (39,000)
 February @ $45.50...................   3,000                     (987,000)
Travelers Group, Inc.:
 January @ $53.50 ...................   2,500                     (760,000)
 January @ $74.25 ...................   3,000                   (1,416,000)
 February @ $56.50 ..................   2,500                     (395,000)
 February @ $57.00 ..................   2,500                     (305,000)
United Healthcare Corp.:
 January @ $52.9375 .................   1,500                      (57,000)
 February @ $46.50 ..................   1,500                     (799,500)
WorldCom, Inc.:
 January @ $32.875 ..................   2,500                      (37,500)
 January @ $34.00 ...................   4,000                     (144,000)
 January @ $34.4375 .................   3,000                      (56,250)
 January @ $36.75....................   2,500                      (30,000)
Xerox Corp.:
 February @ $69.625 .................   3,500                   (2,310,000)
 February @ $69.875 .................   3,000                   (1,644,000)
3Com Corp.:
 January @ $32.0625 .................   2,500                     (982,500)
 January @ $34.00 ...................   3,000                     (750,000)
                                                            --------------
TOTAL CALL OPTIONS WRITTEN (--1.2%)
 (Premiums Received $103,560,700)                             (118,604,155)
                                                            --------------
OTHER ASSETS
  LESS LIABILITIES (--0.5%) .........                          (46,032,244)
                                                            --------------
NET ASSETS (100.0%) .................                       $9,560,773,733

----------
 *   Non-income producing.

++ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

(a)  Partially pledged as collateral on outstanding written call options.

(b)  One contract relates to 100 shares.

(c) Covered call option contracts written in connection with securities held.

     Glossary:
     ADR -- American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

===============================================================================
                                             NUMBER                VALUE
                                            OF SHARES            (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCK AND
  OTHER INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.9%)
Akzo Nobel N.V. .....................        10,000            $1,724,163
Bayer AG ............................        40,000             1,484,199
GP Batteries International Ltd. .....       820,000             2,135,950
GP Batteries International Ltd.--
  Warrants* .........................        12,500                17,250
Holliday Chemical Holdings PLC               30,000               113,388
Indo Gulf Fertilisers &
  Chemicals Corp. Ltd. (GDR)+               150,000               140,580
Ishihara Sangyo Kaisha Ltd.* ........       326,000               362,292
Johnson Matthey PLC .................       225,000             2,015,102
Royal Group Technologies Ltd.*               50,000             1,159,375
Sanyo Chemicals Industries Ltd. .....        18,000               104,848
SKW Trostberg AG ....................        37,000             1,174,407
                                                               ----------
                                                               10,431,554
                                                               ----------
CHEMICALS--SPECIALTY (0.9%)
SGL Carbon AG+ ......................        78,560            10,044,081
UCAR International, Inc.* ...........        40,000             1,597,500
                                                               ----------
                                                               11,641,581
                                                               ----------
METALS & MINING (0.3%)
Great Central Mines Ltd. ............       391,580               420,906
Randgold Resources Ltd.
  (GDR)*+ ...........................       181,800               954,450
Toho Titanium* ......................       129,000             1,087,565
Westralian Sands Ltd. ...............       280,000               656,660
WMC Ltd. ............................       200,000               697,050
                                                               ----------
                                                                3,816,631
                                                               ----------
PAPER (0.4%)
Asia Pacific Resources
  International Ltd. (Class A)* .....        70,000               131,250
Enso Oy (Series R) ..................       124,000               959,979
Fletcher Challenge Forest ...........        17,026                14,137
Grupo Industrial Durango
  (ADR)* ............................        66,000               940,500
Jefferson Smurfit Corp.* ............       300,000               833,155
Mayr-Melnhof Karton AG+ .............        20,000             1,076,832
Nippon Paper Industries Co. .........        77,000               302,157
Oji Paper Co. Ltd. ..................        83,000               330,155
                                                               ----------
                                                                4,588,165
                                                               ----------
STEEL (0.2%)
Acerinox SA .........................         2,002               296,588
Broken Hill Proprietary Co. Ltd.            150,000             1,392,472
Sumitomo Metal Industries ...........       730,000               934,355
                                                               ----------
                                                                2,623,415
                                                               ----------
  TOTAL BASIC MATERIALS (2.7%) ......                          33,101,346
                                                               ----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.4%)
B.U.S. Berzelius Umwelt-
  Service AG ........................        87,700             1,170,016
Daiseki Co. Ltd. ....................        19,300               199,693
Matsuda Sangyo Co. Ltd. .............        23,000               138,908
Powerscreen International PLC .......       640,000             6,425,494
Rentokil Initial PLC ................       542,991             2,364,594
Tomra Systems ASA ...................       310,000             6,925,452
                                                               ----------
                                                               17,224,157
                                                               ----------

===============================================================================
                                           NUMBER                 VALUE
                                          OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
PRINTING, PUBLISHING &
  BROADCASTING (2.5%)
Carlton Communications PLC ..........       536,300            $4,142,129
De La Rue PLC .......................       180,000             1,171,347
Elsevier N.V. .......................       174,000             2,814,687
Flextech PLC* .......................        69,000               597,555
Liberty Media Group (Class A)*              154,875             5,614,219
Mirror Group PLC ....................       200,000               640,889
Nippon Television Network
  Corp. .............................         5,790             1,699,613
Reader's Digest Association, Inc.
  (Class A) .........................        45,000             1,063,125
Reed International PLC ..............       200,000             2,004,831
Takara Printing Co. .................         4,000                11,956
Tele-Communications, Inc.
  (Class A)* ........................       116,425             3,252,623
Television Broadcasts Ltd. ..........       265,000               755,775
Tokyo Broadcasting System, Inc.             121,000             1,530,178
TVI Televisao Independente* .........         1,175                11,747
Ver Ned Uitgeversbedr Ver
  Bezit N.V. ........................        20,000               564,200
Viacom, Inc. (Class B)* .............       109,300             4,529,119
                                                               ----------
                                                               30,403,993
                                                               ----------
PROFESSIONAL SERVICES (1.3%)
Alvern Norway ASA* ..................       258,529               612,562
Apcoa Parking AG+ ...................        19,580             1,436,705
Asatsu, Inc. ........................        56,500               814,102
Brisa-Auto Estradas de
  Portugal SA* ......................        19,500               698,525
Content Beheer N.V.+ ................       150,000             3,698,863
Meitec ..............................       163,000             4,584,863
Shandwick International PLC .........        30,000                20,336
Unique International NV* ............        82,500             1,757,700
WPP Group PLC .......................       600,000             2,672,013
                                                               ----------
                                                               16,295,669
                                                               ----------
TRUCKING, SHIPPING (0.9%)
Brambles Industries Ltd. ............       250,000             4,959,154
Cosco Pacific Ltd. ..................       300,000               243,902
Frontline Ltd.* .....................       950,000             3,833,031
Irish Continental Group Ltd. ........       140,000             1,713,050
Koninklijke Nedlloyd Groep N.V.              11,250               255,222
Yamato Transport Co. Ltd. ...........         8,000               107,300
                                                               ----------
                                                               11,111,659
                                                               ----------
  TOTAL BUSINESS SERVICES (6.1%)                               75,035,478
                                                               ----------
CAPITAL GOODS
AEROSPACE (0.1%)
Loral Space & Communications*                62,000             1,329,125
                                                               ----------
BUILDING & CONSTRUCTION (0.7%)
ABB AG ..............................           800             1,005,135
Bufete Industrial S.A. (ADR)* .......        19,000               185,250
Daito Trust Construction Co.
  Ltd. ..............................        49,900               304,812
Hitachi Plant Engineering &
  Construction Co. ..................        83,000               185,116
Japan Industrial Land
  Development .......................        50,000               120,713
Kaneshita Construction ..............       120,000               542,633
MacMahon Holdings Ltd. ..............     1,895,200               592,620
Metacorp BHD ........................       335,000               142,113

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Mitsui Home Co. Ltd. ...............         92,000           $  500,632
Nanno Construction Co. Ltd. ........         53,000               42,652
Nippon Denwa Shisetsu ..............         58,000              222,265
Ohmoto Gumi Co. Ltd. ...............         61,000              261,813
Oriental Construction Co. ..........         41,500              181,299
Pacific Rim Infra Management
  Enterprises Ltd.* ................       716,500                23,578
Penta-Ocean Construction ...........        20,000                28,051
PS Corp. ...........................       109,700               416,183
Raito Kogyo Co. Ltd. ...............        90,800               393,194
Sacos Corp. ........................         8,600                39,548
Sanyo Engineering &
  Construction Co. .................        21,000                75,647
Sho Bond Corp. .....................       140,500             2,541,330
Suido Kiko Kaisha ..................        38,000                76,306
Toda Corp. .........................        89,000               242,154
Wesco, Inc. ........................        28,720                70,438
                                                              ----------
                                                               8,193,482
                                                              ----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.8%)
BPB PLC ............................       540,000             3,017,107
Fujikura Ltd. ......................       335,000             2,218,356
Lafarge SA .........................        25,750             1,689,570
Nichiha Corp. ......................       186,700             1,141,879
Portland Valderrivas SA ............        11,400             1,025,139
Sumitomo Forestry Co. ..............        24,000               116,804
                                                              ----------
                                                               9,208,855
                                                              ----------
ELECTRICAL EQUIPMENT (0.3%)
Alcatel Alsthom ....................        16,000             2,033,729
Mabuchi Motor Co. ..................        25,800             1,311,010
Vae Eisenbahnsysteme AG ............         3,000               263,627
Yaskawa Electric Corp. .............        27,000                67,254
Zucchini Spa .......................        30,400               218,248
                                                              ----------
                                                               3,893,868
                                                              ----------
MACHINERY (1.8%)
Asahi Diamond Industry
  Co. Ltd. .........................        91,000               396,850
Cie Generale de Geophysique
  SA (ADR)* ........................       260,000             6,662,500
Construcciones y Auxiliar de
  Ferrocarrites SA .................         9,425               347,676
Danieli & Co. ......................        32,200               221,159
Enshu* .............................        74,000                92,447
Gildemeister Italiana Spa* .........        45,725               155,346
IHC Caland N.V. ....................        52,000             2,697,902
Ishikawajima Harima Heavy
  Industries Co. Ltd. ..............       239,000               357,195
Kalmar Industries AB+ ..............        60,000               967,267
Kawasaki Heavy Industries Ltd. .....       277,000               428,848
Keyence Corp. ......................           800               118,337
Mitsubishi Heavy Industries Ltd.           450,000             1,876,221
Namura Shipbuilding ................        56,000               126,614
Nireco .............................        24,000                88,293
Nitta Corp. ........................       100,700             1,018,770
Nitto Kohki Co. Ltd. ...............        83,500               908,756
Rauma Oy ...........................        41,600               648,694
Siebe PLC ..........................        80,000             1,570,999
SMC Corp. ..........................        29,500             2,600,115
Sodick Co.* ........................       369,000             1,057,720


===============================================================================
                                           NUMBER                VALUE
                                          OF SHARES            (NOTE 1)
-------------------------------------------------------------------------------
Thai Engine Manufacturing
  Public Co. Ltd. ..................        87,000            $  144,548
                                                              ----------
                                                              22,486,257
                                                              ----------
  TOTAL CAPITAL GOODS (3.7%) .......                          45,111,587
                                                              ----------
CONSUMER CYCLICALS
AIRLINES (2.7%)
Air Canada* ........................        90,000               928,679
British Airways PLC ................       150,000             1,380,376
Continental Airlines, Inc.
  (Class B)* .......................       169,000             8,133,125
Delta Air Lines, Inc. ..............        46,500             5,533,500
KLM ................................        80,000             2,959,091
Lufthansa AG .......................       207,500             3,898,663
Northwest Airlines Corp.
  (Class A)* .......................        42,300             2,025,112
Singapore Airlines Ltd. ............       206,000             1,347,606
UAL Corp.* .........................        28,200             2,608,500
US Airways Group, Inc.* ............        28,000             1,750,000
Virgin Express Holdings PLC
  (ADR)* ...........................       110,000             2,282,500
                                                              ----------
                                                              32,847,152
                                                              ----------
APPAREL, TEXTILE (0.2%)
Carli Gry International A/S ........        30,000             1,685,664
Giordano International Ltd.* .......        36,000                12,427
King Co. ...........................        55,000                52,692
Morishita Co. Ltd. .................         5,000                13,413
PT Great River International .......   3,150,000                 257,727
                                                              ----------
                                                               2,021,923
                                                              ----------
AUTO RELATED (1.5%)
Asahi Glass Co. Ltd. ...............      48,000                 228,090
Autoliv, Inc. ......................      35,000               1,146,250
Bridgestone Metalpha Corp. .........       6,000                  22,303
FCC Co. Ltd. .......................      13,000                 137,498
Gerresheimer Glas AG ...............      12,000                 168,098
LucasVarity PLC ....................     700,000               2,473,173
Michelin (CGDE), (Class B) .........      45,000               2,265,515
Minebea Co. Ltd. ...................     214,000               2,296,225
NGK Spark Plug Co. .................     132,000                 748,649
Republic Industries, Inc.* .........     367,000               8,555,687
Toyoda Gosei .......................      11,000                  39,793
                                                              ----------
                                                              18,081,281
                                                              ----------
AUTOS & TRUCKS (0.4%)
AutoZone, Inc.* ....................     161,700               4,689,300
Honda Motor Co. Ltd. ...............       6,000                 220,272
Isuzu Motors Ltd. ..................      74,000                 115,133
Seat Spa* ..........................      40,000                  15,602
                                                              ----------
                                                               5,040,307
                                                              ----------
FOOD SERVICES, LODGING (1.9%)
AAPC Ltd. ..........................   1,500,000                 615,619
Accor SA ...........................      25,000               4,648,168
Compass Group PLC ..................     540,000               6,646,509
International Fast Food Corp.* .....       8,000                   3,360
ITT Corp.* .........................      80,400               6,663,150
Jurys Hotel Group PLC ..............     300,000               1,557,965
QPQ Corp.--Warrants* ...............      32,700                     128

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                          NUMBER                  VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
Restaurant Brands NZ Ltd.*+ ........       220,100            $   217,262
Sanyo Pax Co. Ltd. .................        50,000                433,033
Scandic Hotels AB*+ ................         1,100                 26,877
Selecta Group* .....................        11,200              1,503,047
Thistle Hotels PLC .................       249,200                649,403
                                                              -----------
                                                               22,964,521
                                                              -----------
HOUSEHOLD FURNITURE, APPLIANCES (0.4%)
Hunter Douglas N.V. ................        60,000              2,100,954
Industrie Natuzzi Spa (ADR) ........       120,000              2,475,000
Moulinex* ..........................        20,527                507,164
Sanyo Electric Co. Ltd. ............       162,000                422,150
                                                              -----------
                                                                5,505,268
                                                              -----------
LEISURE RELATED (5.1%)
Canal Plus .........................        15,000              2,788,901
Capcom Co. Ltd. ....................         9,200                 94,486
Carnival Corp. (Class A) ...........         5,500                304,562
Cendant Corp.* .....................     1,058,100             36,372,187
Cinar Films, Inc. (Class B)* .......        45,000              1,749,375
EMI Group PLC ......................       200,000              1,669,597
H.I.S. Company Ltd. ................         7,700                133,964
Hoyts Cinemas Group+ ...............     1,370,000              2,409,709
Imagineer Co. Ltd. .................        40,400                315,831
KTM Motorradholding AG* ............        17,780                898,044
Ladbroke Group PLC .................       550,000              2,386,078
Mars Engineering Corp. .............        30,600                168,860
NAMCO Ltd. .........................        19,200                557,716
Nelvana Limited*+ ..................       130,000              2,500,962
Nintendo Co. Ltd. ..................        13,800              1,353,823
Nippon Broadcasting System .........        60,000              2,372,868
Rank Group PLC .....................       100,000                557,080
Tag Heuer International SA
  (ADR)* ...........................       143,200              1,181,400
Toei Co. Ltd. ......................        80,000                291,244
Tourism Holdings Ltd. ..............       600,000                411,100
@Entertainment, Inc.* ..............       404,700              4,502,287
                                                              -----------
                                                               63,020,074
                                                              -----------
PHOTO & OPTICAL (0.3%)
Luxottica Group (ADR) ..............        20,000              1,250,000
Noritsu Koki Co. Ltd. ..............       114,600              2,828,220
                                                              -----------
                                                                4,078,220
                                                              -----------
RETAIL--GENERAL (3.4%)
Aldeasa, SA* .......................        76,568              1,623,332
BAA PLC ............................       100,000                818,366
Carpetright PLC ....................        20,000                151,184
Centros Comerciales Pryca SA .......        30,000                446,997
Dixons Group PLC ...................       450,000              4,518,265
Doshisha Co. .......................        37,000                181,491
Eiden Sakakiya Co. Ltd. ............        75,000                278,789
Gucci Group N.V. ...................         5,000                209,375
Homac Corp. ........................        33,300                168,191
Home Centers Ltd.* .................       142,800              1,570,800
Home Depot, Inc. ...................       155,600              9,160,950
Home Wide Corp. ....................        18,000                 60,011
House of Fraser PLC ................       550,000              1,816,673
Isetan Co. .........................       214,000                893,888
Japan Airport Terminal Co. Ltd.            183,800              1,155,133
Kokuyo Co. Ltd. ....................        29,000                500,096
Limited, Inc. ......................       321,300              8,193,150
MFI Furniture Group PLC ............       100,000                198,018


===============================================================================
                                          NUMBER                 VALUE
                                        OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
Paris Miki, Inc. ...................     101,900              $ 1,093,390
Sato Corp. .........................     120,200                2,045,173
Smith (W.H.) Group PLC .............     300,000                1,917,736
Sriwani Holdings BHD ...............     680,000                  180,075
S.T. Dupont* .......................      70,614                  924,547
Swank International
  Manufacturing Co.* ...............   1,000,000                  108,401
Thorn PLC ..........................     428,570                1,112,748
Vendex International N.V. ..........      14,400                  794,693
Warehouse Group Ltd. ...............     390,000                1,041,685
Xebio Co. ..........................      15,200                  121,157
                                                              -----------
                                                               41,284,314
                                                              -----------
  TOTAL CONSUMER CYCLICALS (15.9%)                            194,843,060
                                                              -----------
CONSUMER NONCYCLICALS
BEVERAGES (1.1%)
Bass PLC ...........................      72,800                1,129,929
Diageo PLC .........................     700,000                6,436,002
Hartwall Oy AB .....................       9,000                  742,990
Lion Nathan Ltd. ...................      31,500                   70,601
Louis Dreyfus Citrus ...............      71,500                2,185,927
Panamerican Beverages, Inc. ........      60,000                1,957,500
Quilmes Industrial Quins (ADR)            80,000                1,095,000
                                                              -----------
                                                               13,617,949
                                                              -----------
DRUGS (5.3%)
Astra AB (A Shares) ................      90,000                1,558,584
Hafslund ASA (B Shares) ............      80,000                  381,272
Merck & Co., Inc. ..................     122,100               12,973,125
Novartis AG ........................       1,358                2,203,670
Novartis AG (ADR) ..................      20,000                1,624,900
Novo-Nordisk A/S (B Shares) ........      35,000                5,005,911
Orion-Yhtymae Oy (B Shares) ........     182,000                4,807,969
Pfizer, Inc. .......................      75,000                5,592,187
Roche Holdings AG
  Genusscheine .....................         450                4,469,189
Rohto Pharmaceutical Co. Ltd. ......       4,000                   25,752
Sankyo Co. Ltd. ....................     123,000                2,780,993
Santen Pharmaceutical Co. Ltd. .....     312,000                3,586,894
Schering Plough Corp. ..............      51,000                3,168,375
Smith & Nephew PLC .................     275,000                  813,436
Smithkline Beecham PLC .............     400,000                4,095,114
Taisho Pharmaceutical Co. ..........      44,000                1,122,974
Yamanouchi Pharmaceutical Co.
  Ltd. .............................     215,000                4,613,911
Zeneca Group PLC ...................     180,000                6,321,135
                                                              -----------
                                                               65,145,391
                                                              -----------
FOODS (0.8%)
Avonmore Waterford Group
  PLC ..............................     130,500                  479,042
Fyffes PLC .........................   3,400,000                5,079,392
Karlshamns AB*+ ....................      20,000                  312,346
Nestle SA ..........................       1,000                1,498,802
Nutricia Verenigde Bedrijven
  N.V.+ ............................      25,000                  758,267
Oie Sangyo Co. Ltd. ................       4,000                   16,555
Shriram Industrial Enterprises
  Ltd. (GDR)*+ .....................     165,000                  330,000
Viscofan Envoltura .................      60,000                1,506,400
                                                              -----------
                                                                9,980,804
                                                              -----------

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
HOSPITAL SUPPLIES & SERVICES (1.5%)
Australian Hospital Care Ltd. ........       636,000            $   849,359
Boston Scientific Corp.* .............        92,300              4,234,262
Cochlear Ltd. ........................        20,000                 65,145
Coloplast A/S B ......................         1,200                 92,821
EDAP TMS SA (ADR)* ...................       365,000              2,555,000
Medtronic, Inc. ......................       176,500              9,233,156
NIC Corp. ............................         9,000                 48,975
Nichii Gakkan Co.* ...................        15,000                517,340
Quest Medical, Inc.* .................       164,543              1,146,659
Scandinavian Mobility
  International A/S ..................        10,000                 91,945
                                                                -----------
                                                                 18,834,662
                                                                -----------
RETAIL--FOOD (0.8%)
Daimon Co. Ltd. ......................        27,800                 55,398
Etablissements Economiques du
  Casino Guichard-Perrachon SA                13,590                756,443
Familymart Co. .......................        62,100              2,227,461
Kesko ................................        60,000                948,825
Loblaw Companies Ltd. ................        40,000                724,754
McBride PLC ..........................       350,000              1,018,027
Santa Isabel S.A. (ADR) ..............        32,000                560,000
Seven-Eleven Japan Co. Ltd. ..........        49,000              3,470,090
                                                                -----------
                                                                  9,760,998
                                                                -----------
TOBACCO (3.7%)
Imperial Tobacco Group PLC ...........       341,000              2,146,205
Japan Tobacco, Inc. ..................           150              1,064,572
Loews Corp. ..........................       120,800             12,819,900
Philip Morris Cos., Inc. .............       429,200             19,448,125
RJ Reynolds BHD ......................       210,000                342,846
Seita ................................        66,000              2,368,697
Swedish Match AB .....................     1,100,000              3,671,331
Tabacalera SA--A .....................        40,000              3,242,534
                                                                -----------
                                                                 45,104,210
                                                                -----------
  TOTAL CONSUMER NONCYCLICALS (13.2%)                           162,444,014
                                                                -----------
CREDIT SENSITIVE
BANKS (4.2%)
Akita Bank ...........................        82,000                320,521
AMMB Holdings BHD ....................        30,000                 19,668
Asahi Bank Ltd. ......................       140,000                568,691
Banco Latinoamericano de
  Exportaciones S.A. (E Shares)               60,000              2,482,500
Bank of Tokyo-Mitsubishi Ltd. ........       250,000              3,448,937
Barclays Bank ........................        80,000              2,127,093
BHW Holding AG* ......................        25,000                409,961
BPI-SGPS SA* .........................        24,000                583,537
Chase Manhattan Corp. ................       126,488             13,850,436
Dai-Ichi Kangyo Bank .................       326,000              1,923,893
Erste Bank Der
  Oesterreichischen Sparkassen
  AG* ................................        37,400              1,863,856
First Union Corp. ....................       116,000              5,945,000
Forenings Sparbanken AB
  (A Shares) .........................        32,000                727,465
Grupo Financiero Banamex
  Accival (B Shares)* ................       150,000                448,511
Grupo Financiero Banorte
  (Class B)* .........................       178,750                311,815


===============================================================================
                                           NUMBER                  VALUE
                                          OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Grupo Financiero Banorte--
  Rights (Class B)* ..................     178,750              $         0
HSBC Holdings PLC (H.K.$) ............      60,000                1,478,900
Mitsubishi Trust & Banking
  Corp. ..............................     100,000                1,004,024
NationsBank Corp. ....................      57,000                3,466,312
Nordbanken Holding AB*+ ..............     309,000                1,747,390
Overseas-Chinese Bank ................      44,000                  256,438
Shizuoka Bank Ltd. ...................      70,000                  751,102
Skandinaviska Enskilda Banken
  (Series A) .........................     126,830                1,605,362
Standard Chartered PLC ...............     150,000                1,602,222
Sumitomo Bank Ltd. ...................     291,000                3,323,165
Suncorp-Metway Ltd.* .................      30,444                   76,356
Toho Bank ............................     119,000                  474,267
Union Bank of Norway .................       8,600                  306,236
United Overseas Bank Ltd. ............     160,000                  889,682
                                                                -----------
                                                                 52,013,340
                                                                -----------
FINANCIAL SERVICES (4.9%)
American Express Co. .................     103,600                9,246,300
Americredit Corp.* ...................     206,700                5,723,006
Amvescap PLC .........................     270,000                2,320,510
CIT Group, Inc.* .....................     110,700                3,570,075
CMIC Finance & Securities
  Public Co. Ltd. ....................     724,700                        0
Credit Saison Co. ....................     215,550                5,319,571
Dexia France .........................      10,000                1,158,096
Fleet Financial Group, Inc. ..........      53,700                4,024,144
Hong Leong Finance Ltd. ..............     160,000                  172,227
JCG Holdings .........................     142,000                   60,930
MBNA Corp. ...........................     578,100               15,789,356
Morgan Stanley, Dean Witter,
  Discover & Co. .....................      71,800                4,245,175
Newcourt Credit Group, Inc.* .........      84,000                2,803,500
Nichiei Co. Ltd. .....................       9,700                1,033,378
Promise Co. Ltd. .....................          10                      555
PT Bunas Finance Indonesia ...........     800,000                   47,273
Sanyo Shinpan Finance Co. Ltd. .......      21,700                  959,640
Takefuji Corp. .......................      81,800                3,755,371
                                                                -----------
                                                                 60,229,107
                                                                -----------
INSURANCE (6.0%)
Acceptance Insurance Cos., Inc.*            80,100                1,937,419
Aegon N.V. ...........................      40,000                3,560,772
American International
  Group, Inc. ........................     144,375               15,700,781
ASR Verzekeringsgroep N.V. ...........      90,000                4,895,815
Corporacion Mapfre Cia Inter
  SA .................................     140,000                3,712,504
Fairfax Financial Holdings Ltd.* .....       4,000                  895,449
Fortis Amev N.V. .....................      82,381                3,591,587
ING Groep N.V. .......................      90,000                3,790,595
Irish Life PLC .......................     175,000                  999,406
Koa Fire & Marine ....................      37,000                  138,954
Mediolanum Spa+ ......................      15,000                  282,363
Norwich Union PLC* ...................     250,000                1,602,222
Pacific & Orient BHD .................     220,000                  100,681
Progressive Corp. ....................      19,500                2,337,562
QBE Insurance Group Ltd. .............      15,651                   70,424
Skandia Forsakrings AB ...............      30,000                1,415,005

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Sumitomo Marine & Fire
  Insurance Co. .....................        25,000            $   132,209
Travelers Group, Inc. ...............       424,699             22,880,659
20th Century Industries .............       211,000              5,486,000
                                                               -----------
                                                                73,530,407
                                                               -----------
REAL ESTATE (2.8%)
Arden Realty, Inc. ..................       193,100              5,937,825
Castellum AB* .......................       340,000              3,382,914
Cheung Kong Holdings ................       126,000                825,203
Chubu Sekiwa Real Estate Ltd. .......        16,000                 83,878
City Developments Ltd. ..............       115,000                533,452
Daibiru Corp. .......................        46,000                336,693
Entertainment Properties Trust ......       136,000              2,635,000
JP Realty, Inc. .....................        87,300              2,264,344
Macerich Co. ........................       151,700              4,323,450
MEPC PLC ............................       210,000              1,753,077
Mitsubishi Estate Co. ...............        61,000                663,882
Pernas International Hotels
  Holdings BHD ......................       640,000                177,709
Prentiss Properties Trust ...........        85,000              2,374,687
Sap Holdings BHD ....................        66,000                 24,605
Singapore Land Ltd. .................       300,000                660,125
Sino Land Co. .......................     1,850,000              1,116,112
Spieker Properties, Inc. ............        82,700              3,545,762
Sumitomo Realty &
  Development Co. Ltd. ..............       364,000              2,092,355
Sun Communities, Inc. ...............        41,000              1,473,437
                                                               -----------
                                                                34,204,510
                                                               -----------
UTILITY--ELECTRIC (3.2%)
British Energy PLC ..................     1,350,000              9,384,090
Cia Paranaense de Energia-Copel
  (ADR) .............................       356,000              4,872,750
Electricidade de Portugal SA* .......       127,005              2,404,849
Energy Group PLC ....................        50,000                552,150
Enersis S.A. (ADR) ..................        45,000              1,305,000
EVN AG ..............................         8,394              1,103,118
Gas Y Electridad SA (Series 2) ......         5,000                361,011
Hidroelectrica del Cantabrico .......        45,000              1,973,088
Iberdrola SA ........................       270,000              3,553,331
Korea Electric Power (ADR) ..........        90,000                905,625
National Grid Group PLC .............     1,000,000              4,749,150
National Power PLC ..................       420,000              4,141,127
Veba AG .............................        50,000              3,404,764
                                                               -----------
                                                                38,710,053
                                                               -----------
UTILITY--GAS (0.3%)
General de Aguas d'Barcelona ........        89,900              3,705,756
                                                               -----------
UTILITY--TELEPHONE (2.5%)
AT&T Corp. ..........................        32,000              1,960,000
Electric Lightwave, Inc.* ...........       205,000              3,049,375
Empresas Telex-Chile S.A.
  (ADR) .............................        70,000                275,625
Hellenic Telecommunication
  Organization SA ...................        52,546              1,076,596
Koninklijke PTT Nederland NV+                30,000              1,251,695
Magyar Tavkozlesi Rt (ADR)* .........       218,000              5,668,000
Portugal Telecom SA .................        31,680              1,469,966
PT Indonesian Satellite (ADR) .......        40,000                772,500
Telecom Italia Spa ..................        40,000                255,512
Telefonica de Espana ................       100,000              2,855,267


===============================================================================
                                           NUMBER                  VALUE
                                         OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Telephone & Data Systems, Inc. ......      56,700              $ 2,640,094
Teleport Communications Group,
  Inc. (Class A)* ...................     126,000                6,914,250
Videsh Sanchar Nigam Ltd.
  (GDR)* ............................     148,000                1,912,900
                                                               -----------
                                                                30,101,780
                                                               -----------
  TOTAL CREDIT SENSITIVE (23.9%)                               292,494,953
                                                               -----------
ENERGY
COAL & GAS PIPELINES (0.4%)
OMV AG ..............................      37,200                5,153,782
                                                               -----------
OIL--DOMESTIC (0.3%)
Union Pacific Resources Group,
  Inc. ..............................     149,300                3,620,525
                                                               -----------
OIL--INTERNATIONAL (0.8%)
Canadian Occidental .................       8,000                  181,000
Elf Aquitaine .......................      25,000                2,907,701
Orogen Minerals Ltd. ................     310,000                  605,847
Renaissance Energy Ltd.* ............      80,000                1,650,985
Repsol SA ...........................      65,000                2,773,220
Southern Pacific Petroleum* .........     850,000                1,522,762
                                                               -----------
                                                                 9,641,515
                                                               -----------
OIL--SUPPLIES & CONSTRUCTION (5.6%)
Baker Hughes, Inc. ..................      50,000                2,181,250
BJ Services Co.* ....................      64,000                4,604,000
Bouygues Offshore SA (ADR) ..........     117,000                2,544,750
Canadian Fracmaster Ltd.
  Installment Receipt*+ .............     571,500                4,797,649
Coflexip (ADR) ......................      65,000                3,607,500
Dresser Industries, Inc. ............     220,100                9,230,444
Fugro N.V.* .........................      80,000                2,438,291
Halliburton Co. .....................     167,400                8,694,337
Nabors Industries, Inc.* ............     320,600               10,078,862
Noble Drilling Corp.* ...............     179,000                5,481,875
Rowan Cos., Inc.* ...................      94,000                2,867,000
Santa Fe International Corp. ........      84,500                3,438,094
Schlumberger Ltd. ...................      36,400                2,930,200
Transocean Offshore, Inc. ...........     112,000                5,397,000
Tubos de Acero de Mexico SA
  (ADR)* ............................      10,000                  216,250
                                                               -----------
                                                                68,507,502
                                                               -----------
  TOTAL ENERGY (7.1%) ...............                           86,923,324
                                                               -----------
TECHNOLOGY
ELECTRONICS (6.4%)
Austria Mikro System
  International .....................       4,000                  202,668
Cisco Systems, Inc.* ................     559,950               31,217,213
EMC Corp.* ..........................      60,000                1,646,250
Enplas Corp. ........................      56,000                  755,394
Fujimi, Inc. ........................      26,300                1,118,720
Hoya Corp. ..........................      76,000                2,388,197
Micronics Japan Co. Ltd. ............      68,000                1,172,638
Navia ASA* ..........................      80,000                  281,621
Network Associates, Inc.* ...........     116,000                6,133,500
Nikon Corp. .........................     138,000                1,364,399
Rohm Co. Ltd. .......................      25,000                2,548,381
Sankyo Engineering Co. ..............       1,000                    3,066
Sanmina Corp.* ......................      44,000                2,981,000
SCI Systems, Inc.* ..................       3,400                  148,113

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                              NUMBER                 VALUE
                                            OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
Solectron Corp.* .....................         57,200           $   2,377,375
Sterling Commerce, Inc.* .............        252,660               9,711,619
TDK Corp. ............................         59,000               4,449,588
Teradyne, Inc.* ......................         44,000               1,408,000
Tokyo Cathode Laboratory Co.*                  28,600                 282,767
Tokyo Electron .......................         10,000                 320,368
TOWA Corp. ...........................         18,600                 386,327
Yamaichi Electronics Co. Ltd. ........         27,000                 434,566
Yokogawa Electric Corp. ..............        353,000               2,180,632
3Com Corp.* ..........................        127,700               4,461,519
                                                                -------------
                                                                   77,973,921
                                                                -------------
OFFICE EQUIPMENT (2.7%)
Canon, Inc. ..........................         38,000                 885,380
Ceridian Corp.* ......................        342,700              15,699,944
Ricoh Elemex Corp. ...................         30,000                 218,433
Sterling Software, Inc.* .............        383,600              15,727,600
                                                                -------------
                                                                   32,531,357
                                                                -------------
OFFICE EQUIPMENT SERVICES (0.7%)
Data Communication System Co.                  63,000                 830,504
Fuji Soft ABC, Inc. ..................         50,910               1,744,148
INES Corp. ...........................         59,000                 456,716
Misys (Jersey) Ltd.* .................         34,285               1,036,669
Misys PLC ............................        120,000               3,628,416
Nippon System Development ............         44,000                 903,775
Turbon International AG ..............         27,500                 594,652
                                                                -------------
                                                                    9,194,880
                                                                -------------
TELECOMMUNICATIONS (7.2%)
Brooks Fiber Properties, Inc.* .......        139,500               7,672,500
Corecomm, Inc.* ......................          7,600                  76,950
DDI Corp. ............................            384               1,015,367
DSC Communications Corp.* ............         64,000               1,528,000
Energis PLC* .........................        964,000               4,039,571
E.R.G. Limited .......................     2,167,360                1,821,382
Filtronic Comtek PLC .................     1,199,000                8,718,675
MCI Communications Corp. .............       366,000               15,669,375
NetCom Systems AB
  (B Shares)*+ .......................        85,000                1,825,275
Nextel Communications, Inc.
  (Class A)* .........................       207,700                5,400,200
SK Telecom Co. Ltd. (ADR)* ...........       373,437                2,427,339
Tadiran Telecommunications Ltd.              130,000                1,803,750
Tele-Communications TCI
  Ventures Group (Class A)* ..........       345,175                9,772,767
United States Cellular Corp.* ........        38,600                1,196,600
Videsh Sanchar Nigam Ltd.
  (GDR)*+ ............................        12,000                  167,160
Vodafone Group PLC ...................       700,000                5,049,874
WorldCom, Inc.* ......................       681,404               20,612,471
                                                                -------------
                                                                   88,797,256
                                                                -------------
  TOTAL TECHNOLOGY (17.0%) ...........                            208,497,414
                                                                -------------
DIVERSIFIED
MISCELLANEOUS (1.4%)
BTR PLC ..............................       170,000                  514,026
Cie Generale de Eaux .................        30,000                4,187,090
Corp Financiera Reunida SA* ..........        60,000                  320,971
Crean (James) PLC--Units .............       495,000                1,007,128
Hanson PLC ...........................        62,500                  278,977
Indonesia Fund, Inc.* ................        20,000                   92,500


===============================================================================
                                               NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
International UNP Holdings* ..........       450,000            $      37,777
International UNP Holdings--
  Warrants* ..........................       225,000                        0
Lippo China Resources Ltd. ...........     2,000,000                  294,232
Mitsubishi Corp. .....................        42,000                  331,558
Sime Darby BHD .......................       800,000                  769,251
Swire Pacific Ltd. (Class A) .........       140,000                  767,841
Taiwan Fund, Inc. ....................        15,000                  247,500
Tomkins PLC ..........................       300,000                1,434,605
Tyco International Ltd. ..............       154,984                6,983,966
                                                                -------------
  TOTAL DIVERSIFIED (1.4%) ...........                             17,267,422
                                                                -------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (91.0%)
  (Cost $973,440,400) ................                          1,115,718,598
                                                                -------------
PREFERRED STOCKS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
Republic Industries, Inc.
  6.5% Exch. Conv. ...................        50,000                1,175,000
                                                                -------------
PRINTING, PUBLISHING &
  BROADCASTING (0.1%)
ProSieben Media AG* ..................        25,000                1,146,502
                                                                -------------
  TOTAL BUSINESS SERVICES (0.2%)                                    2,321,502
                                                                -------------
CONSUMER CYCLICALS
LEISURE RELATED (0.1%)
Village Roadshow Ltd. ................       440,000                  904,628
                                                                -------------
RETAIL--GENERAL (0.0%)
Fielmann AG ..........................         6,000                  130,076
                                                                -------------
  TOTAL CONSUMER CYCLICALS (0.1%)                                   1,034,704
                                                                -------------
CONSUMER NONCYCLICALS
CONTAINERS (0.0%)
Dixie Toga SA* .......................       228,000                  116,447
                                                                -------------
HOSPITAL SUPPLIES & SERVICES (0.1%)
Fresenius AG .........................         3,100                  563,495
                                                                -------------
  TOTAL CONSUMER NONCYCLICALS (0.1%)                                  679,942
                                                                -------------
TECHNOLOGY
TELECOMMUNICATIONS (0.4%)
Nokia Oyj (A Shares) .................        44,000                3,123,859
WorldCom, Inc.
  8.0% Conv. .........................        22,000                2,310,000
                                                                -------------
  TOTAL TECHNOLOGY (0.4%) ............                              5,433,859
                                                                -------------
  TOTAL PREFERRED STOCKS (0.8%)
     (Cost $6,622,322) ...............                              9,470,007
                                                                -------------
                                           PRINCIPAL
                                             AMOUNT
                                           ----------
LONG-TERM DEBT SECURITIES:
CONSUMER NONCYCLICALS (0.1%)
FOODS
Burns, Philp & Co. Ltd.
  5.5% Conv., 04/30/04 ...............    $2,000,000                1,100,000
                                                                -------------
CREDIT SENSITIVE (0.0%)
BANKS
Grupo Financiero Banorte
  Zero Coupon, 12/05/02 ..............         1,657                   20,558
                                                                -------------

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

=====================================================================
                                          PRINCIPAL         VALUE
                                            AMOUNT        (NOTE 1)
---------------------------------------------------------------------
TECHNOLOGY (0.1%)
ELECTRONICS
Altera Corp.
  5.75% Conv. Sub. Note,
  06/15/02+ ...........................  $ 1,055,000   $    1,447,988
                                                       --------------
DIVERSIFIED (0.0%)
MISCELLANEOUS
Brierley Investments Ltd.
  9.0% Conv. Sub. Note, 06/30/98              27,900           18,144
                                                       --------------
TOTAL LONG-TERM DEBT SECURITIES (0.2%)
 (Amortized Cost $3,073,944) ..........                     2,586,690
                                                       --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (7.7%)
Federal Home Loan Mortgage
  Corp.
 6.0%, due 01/02/98 ...................   93,900,000       93,884,350
                                                       --------------
TOTAL SHORT-TERM DEBT SECURITIES (7.7%)
 (Amortized Cost $93,884,350) .........                    93,884,350
                                                       --------------
TOTAL INVESTMENTS (99.7%)
  (Cost/Amortized Cost $1,077,021,016)                  1,221,659,645
OTHER ASSETS
  LESS LIABILITIES (0.3%) .............                     3,727,350
                                                       --------------
NET ASSETS (100.0%) ...................                $1,225,386,995
                                                       ==============


----------
*     Non-income producing.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $36,393,721 or 3.0% of net assets.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

===============================================================================
                                           NUMBER                 VALUE
                                         OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
ARGENTINA (0.1%)
Quilmes Industrial Quins (ADR)             15,000              $    205,314
                                                               ------------
AUSTRALIA
AAPC Ltd. ............................   180,000                     73,874
Aristocrat Leisure Ltd. ..............    10,000                     19,870
Brambles Industries Ltd. .............    60,000                  1,190,197
Broken Hill Proprietary Co. Ltd.          30,000                    278,494
Cochlear Ltd. ........................     8,000                     26,058
E.R.G. Limited .......................   825,000                    693,304
GIO Australia Holdings Ltd. ..........   200,000                    511,127
Great Central Mines Ltd. .............    60,000                     64,493
Hoyts Cinemas Group + ................   450,000                    791,510
National Australia Bank Ltd. .........     4,900                     68,407
News Corp. Ltd. ......................     5,900                     32,555
Oil Search Ltd. ......................   360,000                    650,563
Orogen Minerals Ltd. (GDR) + .........    50,000                    977,600
QBE Insurance Group Ltd. .............    82,064                    369,251
QCT Resources Ltd. ...................   200,000                    161,559
Southern Pacific Petroleum* ..........   250,000                    447,871
Spectrum Network Systems Ltd.*+          595,338                    127,985
Suncorp-Metway Ltd.* .................   297,321                    745,704
Westralian Sands Ltd. ................    11,472                     26,904
WMC Ltd. .............................    22,000                     76,676
                                                               ------------
 TOTAL AUSTRALIA (3.8%) ..............                            7,334,002
                                                               ------------
AUSTRIA
Erste Bank Der Oesterreichischen
  Sparkassen AG* .....................     5,610                    279,579
EVN AG ...............................       800                    105,134
KTM Motorradholding AG* ..............    10,000                    505,086
OMV AG ...............................     3,000                    415,628
VA Technologie AG ....................     1,000                    151,843
                                                               ------------
 TOTAL AUSTRIA (0.8%) ................                            1,457,270
                                                               ------------
BELGIUM
Electrabel SA ........................       250                     57,826
Petrofina SA .........................       110                     40,600
Tractebel Investment
  International Capital ..............       350                     30,513
Tractebel Investment
  International Capital-Warrants*.....        70                          0
Virgin Express Holdings PLC
  (ADR)* .............................    50,000                  1,037,500
                                                               ------------
 TOTAL BELGIUM (0.6%) ................                            1,166,439
                                                               ------------
BRAZIL (0.8%)
Cia Paranaense de Energia-Copel
  (ADR) ..............................   115,000                  1,574,064
                                                               ------------
CANADA
Canadian Fracmaster Ltd.*+ ...........   214,300                  1,799,014
Cinar Films, Inc. (Class B)* .........     8,000                    307,000
Fairfax Financial Holdings Ltd.* .....     1,000                    223,862
Leitch Technology Corp.* .............    20,000                    601,630
Renaissance Energy Ltd.* .............    25,000                    515,933
Rofin--Sinar Technologies, Inc.* .....    40,000                    485,000
                                                               ------------
 TOTAL CANADA (2.0%) .................                            3,932,439
                                                               ------------

===============================================================================
                                           NUMBER                VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
CHILE
Enersis S.A. (ADR) ...................     1,000               $     29,000
Santa Isabel S.A. (ADR) ..............     8,000                    140,000
                                                               ------------
 TOTAL CHILE (0.1%) ..................                              169,000
                                                               ------------
DENMARK
Carli Gry International A/S ..........    15,600                    876,545
Coloplast A/S B ......................     6,000                    464,105
Novo-Nordisk A/S (B Shares) ..........     5,000                    715,130
Scandinavian Mobility
  International A/S ..................     5,000                     45,973
                                                               ------------
 TOTAL DENMARK (1.1%) ................                            2,101,753
                                                               ------------
FINLAND
Hartwall Oy AB .......................    12,200                  1,007,164
KCI Konecranes International .........    18,000                    594,392
Kesko ................................    20,000                    316,275
Nokia Oyj (A Shares) .................     3,000                    210,000
Orion-Yhtyma Oy (B Shares) ...........    56,000                  1,479,375
Rauma Oy .............................    13,900                    216,751
                                                               ------------
 TOTAL FINLAND (2.0%) ................                            3,823,957
                                                               ------------
FRANCE
Accor SA .............................     8,000                  1,487,414
Alcatel Alsthom ......................     3,500                    444,878
Banque Nationale de Paris ............       700                     37,207
Bouygues Offshore SA (ADR) ...........    36,000                    783,000
Canal Plus ...........................     3,000                    557,780
Carrefour ............................       225                    117,388
Cie Financiere de Paribas A ..........       750                     65,174
Cie Generale de Eaux .................     7,000                    976,988
Cie Generale de Geophysique
  SA (ADR)* ..........................    80,000                  2,050,000
Cie de St. Gobain ....................       250                     35,515
Coflexip (ADR) .......................     3,000                    166,500
EDAP TMS SA (ADR)* ...................   123,000                    861,000
Elf Aquitaine ........................     7,000                    814,156
Groupe Danone ........................       500                     89,308
Havas ................................       350                     25,181
Lafarge SA ...........................     6,130                    402,216
L'Air Liquide ........................       550                     86,085
L'Oreal ..............................       495                    193,690
Louis Dreyfus Citrus .................    20,300                    620,620
Michelin (CGDE), (Class B) ...........     7,000                    352,413
Moulinex* ............................    38,000                    938,872
Peugeot SA ...........................       250                     31,528
Pinault Printemps ....................       150                     80,028
Schneider SA .........................       800                     43,439
Seita ................................    18,000                    646,008
Societe Generale .....................       550                     74,936
S.T. Dupont*+ ........................    34,900                    456,944
Suez Lyonnaise des Eaux ..............       400                     44,264
                                                               ------------
 TOTAL FRANCE (6.4%) .................                           12,482,532
                                                               ------------
GERMANY
Allianz AG ...........................     1,500                    386,892
Apcoa Parking AG+ ....................       800                     58,701
Bayer AG .............................     4,500                    166,972
B.U.S. Berzelius Umwelt-Service
  AG .................................    28,000                    373,551
Daimler-Benz AG ......................     2,000                    141,193

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                                NUMBER                VALUE
                                              OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
Deutsche Bank AG .....................          3,250          $     227,271
Dresdner Bank AG .....................          2,850                129,592
Gerresheimer Glas AG .................         30,000                420,245
Linde AG .............................             50                 30,323
Lufthansa AG .........................         54,500              1,023,986
Pfeiffer Vacuum Technology
  (ADR)* .............................         10,000                280,000
RWE AG ...............................          1,850                 99,238
SAP AG ...............................            500                151,616
Schering AG ..........................            400                 38,578
SGL Carbon AG+ .......................          8,000              1,022,819
Siemens AG ...........................          2,500                150,782
SKW Trostberg AG .....................          3,000                 95,222
Thyssen AG ...........................            150                 32,019
Turbon International AG ..............          3,000                 64,871
Veba AG ..............................          5,150                350,691
Viag AG ..............................            150                 82,131
                                                               -------------
 TOTAL GERMANY (2.8%) ................                             5,326,693
                                                               -------------
GREECE
A.G. Petzetakis SA* ..................       200,000               1,077,237
Hellenic Telecommunication
  Organization SA ....................        15,120                 309,788
                                                               -------------
 TOTAL GREECE (0.7%) .................                             1,387,025
                                                               -------------
HONG KONG
Aeon Credit Service (Asia) Co.
  Ltd. ...............................       924,000                 202,710
Cheung Kong Holdings .................        50,000                 327,462
Cosco Pacific Ltd. ...................        80,000                  65,041
Giordano International Ltd.* .........       200,000                  69,041
Hang Seng Bank .......................         5,000                  48,232
HSBC Holdings PLC (H.K. $) ...........        14,000                 345,077
Hutchison Whampoa ....................        12,000                  75,261
JCG Holdings .........................       250,000                 107,272
Swire Pacific Ltd. (Class A) .........        40,000                 219,383
Television Broadcasts Ltd. ...........        86,000                 245,270
                                                               -------------
 TOTAL HONG KONG (0.9%) ..............                             1,704,749
                                                               -------------
HUNGARY (0.9%)
Magyar Tavkozlesi Rt (ADR)* ..........        70,000               1,820,000
                                                               -------------
INDIA
Videsh Sanchar Nigam Ltd.
  (GDR)* .............................        45,000                 581,625
Videsh Sanchar Nigam Ltd.
  (GDR)*+ ............................         2,000                  27,860
                                                               -------------
 TOTAL INDIA (0.3%) ..................                               609,485
                                                               -------------
INDONESIA
Gulf Indonesia Resources Ltd.* .......        51,200               1,126,400
PT Bunas Finance Indonesia ...........       200,000                  11,818
PT Citatah ...........................       377,500                  49,761
PT Great River International .........     1,367,000                 111,845
PT Indosat (ADR) .....................        12,000                 231,750
                                                               -------------
 TOTAL INDONESIA (0.8%) ..............                             1,531,574
                                                               -------------
IRELAND
Avonmore Waterford Group
  PLC ................................       464,000               1,703,261
Crean (James) PLC--Units .............        60,000                 122,076
Fyffes PLC ...........................       900,000               1,344,545
Irish Life PLC .......................       200,000               1,136,049
Irish Continental Group PLC ..........        20,000                 244,721
                                                               -------------
 TOTAL IRELAND (2.3%) ................                             4,550,652
                                                               -------------

===============================================================================
                                            NUMBER                 VALUE
                                          OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
ISRAEL (0.1%)
Home Centers Ltd.* ...................      15,400             $     169,400
                                                               -------------
ITALY
Assicurazioni Generali ...............       5,500                   135,090
Banca Commerciale Italiana ...........      10,000                    34,765
Danieli & Co. ........................      24,800                   170,334
Esaote Biomedica Spa .................      64,000                   169,497
Fiat Spa .............................      22,000                    63,985
Gildemeister Italiana Spa* ...........      42,875                   145,664
Industrie Natuzzi Spa (ADR) ..........      20,000                   412,500
Istituto Mobiliare Italiano ..........       2,500                    29,678
Istituto Naz Delle Assicurazioni .....      22,500                    45,598
Mediaset Spa .........................     140,000                   687,733
Mediolanum Spa + .....................       4,000                    75,297
Parmalat Finanziaria Spa .............     300,000                   429,056
Telecom Italia Spa ...................       2,775                    17,726
Zucchini Spa .........................      70,000                   502,544
                                                               -------------
 TOTAL ITALY (1.5%) ..................                             2,919,467
                                                               -------------
JAPAN
Aiful Corp.* .........................      13,800                   936,041
Akita Bank ...........................      23,000                    89,902
Asahi Bank Ltd. ......................      32,000                   129,987
Asahi Diamond Industry Co.
  Ltd. ...............................      24,000                   104,664
Asahi Glass Co. Ltd. .................      10,000                    47,519
Asatsu, Inc. .........................      17,200                   247,833
Bank of Tokyo-Mitsubishi Ltd. ........      70,000                   965,702
Bridgestone Corp. ....................       4,000                    86,760
Bridgestone Metalpha Corp. ...........       9,000                    33,455
Canon, Inc. ..........................      13,000                   302,893
Capcom Co. Ltd. ......................       2,600                    26,702
Credit Saison Co. ....................      63,000                 1,554,781
Daibiru Corp. ........................      14,000                   102,472
Dai-Ichi Kangyo Bank .................      86,000                   507,530
Dai Nippon Printing Co. Ltd. .........       3,000                    56,333
Daiseki Co. Ltd. .....................       6,400                    66,220
Daito Trust Construction Co.
  Ltd. ...............................      22,000                   134,386
Daiwa House Industry Co. Ltd. ........       2,000                    10,577
Data Communication System Co.               21,000                   276,835
DDI Corp. ............................         115                   304,081
Denso Corp. ..........................       4,000                    72,044
Doshisha Co. .........................       1,000                     4,905
Eiden Sakakiya Co. Ltd. ..............      18,000                    66,909
Enplas Corp. .........................      19,000                   256,294
Enshu* ...............................      34,000                    42,476
Familymart Co. .......................      19,000                   681,510
Fanuc Ltd. ...........................         900                    34,075
Fuji Bank Ltd. .......................      11,000                    44,514
Fuji Soft ABC, Inc. ..................      16,400                   561,855
Fujikura Ltd. ........................     104,000                   688,684
Fujimi, Inc. .........................       8,600                   365,817
H.I.S. Company Ltd. ..................       1,100                    19,138
Hitachi Ltd. .........................      16,000                   114,045
Hitachi Plant Engineering &
  Construction Co. ...................      18,000                    40,146
Homac Corp. ..........................       7,000                    35,355
Home Wide Corp. ......................      15,000                    50,010
Honda Motor Co. Ltd. .................       5,000                   183,560
Hoya Corp. ...........................      24,000                   754,167
Imagineer Co. Ltd. ...................      13,000                   101,629

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                            NUMBER              VALUE
                                          OF SHARES            (NOTE 1)
-------------------------------------------------------------------------------
Industrial Bank of Japan ...........      9,000              $     64,150
INES Corp. .........................     20,000                   154,819
Isetan Co. .........................     63,000                   263,154
Ishihara Sangyo Kaisha Ltd.* .......     62,000                    68,902
Ishikawajima Harima Heavy
  Industries Co. Ltd. ..............     62,000                    92,661
Ito Yokado Co. Ltd. ................      2,000                   101,935
Japan Airport Terminal Co. Ltd......     53,000                   333,091
Japan Industrial Land
  Development ......................     13,000                    31,385
Japan Tobacco, Inc. ................         45                   319,372
Kaneshita Construction .............     12,000                    54,263
Kawasaki Heavy Industries Ltd. .....     96,000                   148,626
Kawasaki Steel Corp. ...............     10,000                    13,642
Keyence Corp. ......................        200                    29,584
Kikuchi Co. Ltd.* ..................     10,000                    30,274
King Co. ...........................     38,000                    36,405
Kirin Brewery Co. ..................      4,000                    29,124
Koa Fire & Marine ..................     10,000                    37,555
Kokuyo Co. Ltd. ....................     13,000                   224,181
Komatsu Ltd. .......................      4,000                    20,080
Kubota Corp. .......................      6,000                    15,819
Mabuchi Motor Co. ..................      8,600                   437,003
Matsuda Sangyo Co. Ltd. ............      8,000                    48,316
Meitec .............................     51,000                 1,434,528
Micronics Japan Co. Ltd. ...........     18,000                   310,404
Minebea Co. ........................     70,000                   751,102
Misawa Ceramic Corp. ...............     16,000                    39,241
Mitsubishi Corp. ...................     14,000                   110,519
Mitsubishi Estate Co. ..............     10,000                   108,833
Mitsubishi Heavy Industries Ltd.        110,000                   458,632
Mitsubishi Materials Corp. .........      6,000                     9,657
Mitsubishi Trust & Banking
  Corp. ............................     31,000                   311,247
Mitsui & Co. .......................      6,000                    35,501
Mitsui Home Co. Ltd. ...............     24,000                   130,600
NAMCO Ltd. .........................      5,200                   151,048
Namura Shipbuilding ................     14,000                    31,654
Nanno Construction Co. Ltd. ........     15,000                    12,071
NGK Spark Plug Co. .................     40,000                   226,863
NIC Corp. ..........................     42,000                   228,550
Nichiei Co. Ltd. ...................      3,900                   415,482
Nichiha Corp. ......................     54,400                   332,717
Nichii Gakkan Co.* .................     14,000                   482,851
Nikon Corp. ........................     45,000                   444,913
Nintendo Co. Ltd. ..................      4,000                   392,412
Nippon Broadcasting System .........     18,000                   711,861
Nippon Denwa Shisetsu ..............     22,000                    84,307
Nippon Paper Industries Co. ........     20,000                    78,482
Nippon Steel Corp. .................     27,000                    39,939
Nippon System Development ..........     12,000                   246,484
Nippon Television Network
  Corp. ............................      1,800                   528,377
Nireco .............................     13,000                    47,825
Nitta Corp. ........................     31,000                   313,623
Nitto Kohki Co. Ltd. ...............     25,200                   274,259
Nomura Securities Co. ..............      8,000                   106,687
Noritsu Koki Co. Ltd. ..............     34,600                   853,895
Ohmoto Gumi Co. Ltd. ...............     10,000                    42,920
Oie Sangyo Co. Ltd. ................     13,000                    53,803
Oji Paper Co. Ltd. .................     14,000                    55,689
Oriental Construction Co. ..........      9,000                    39,318


===============================================================================
                                        NUMBER                   VALUE
                                      OF SHARES                 (NOTE 1)
-------------------------------------------------------------------------------
Paris Miki, Inc. ...................    31,000               $    332,631
PS Corp. ...........................    18,900                     71,703
Raito Kogyo Co. Ltd. ...............    40,000                    173,213
Ricoh Elemex Corp. .................     9,000                     65,530
Rohm Co. Ltd. ......................     8,000                    815,482
Sankyo Co. Ltd. ....................    38,000                    859,168
Santen Pharmaceutical Co. Ltd. .....    88,000                  1,011,688
Sanyo Chemicals Industries Ltd......     9,000                     52,424
Sanyo Electric Co. Ltd. ............    44,000                    114,658
Sanyo Engineering &
  Construction Co. .................    22,000                     79,249
Sanyo Pax Co. Ltd. .................    24,000                    207,856
Sanyo Shinpan Finance Co. Ltd. .....     6,200                    274,183
Sato Corp. .........................    38,500                    655,068
Sekisui House Ltd. .................     3,000                     19,291
Seven-Eleven Japan Co. Ltd. ........    14,200                  1,005,618
Shimizu Corp. ......................     3,000                      6,944
Shizuoka Bank Ltd. .................    23,000                    246,791
Sho Bond Corp. .....................    42,500                    768,730
Sodick Co.* ........................   100,000                    286,645
Sony Corp. .........................     1,000                     88,906
SMC Corp. ..........................     9,100                    802,069
Suido Kiko Kaisha ..................     8,000                     16,064
Sumitomo Bank Ltd. .................    90,000                  1,027,783
Sumitomo Forestry Co. ..............    10,000                     48,668
Sumitomo Metal Industries ..........   212,000                    271,347
Sumitomo Realty &
  Development Co. Ltd. .............   109,000                    626,557
Taisei Corp. .......................     4,000                      6,561
Taisho Pharmaceutical Co. ..........    20,000                    510,443
Takara Printing Co. ................    12,000                     35,869
Takefuji Corp. .....................    26,060                  1,196,393
Takihyo Co. Ltd. ...................    14,000                     61,161
TDK Corp. ..........................    18,000                  1,357,501
Toda Corp. .........................    14,000                     38,092
Toei Co. Ltd. ......................    26,000                     94,654
Toho Bank ..........................    40,000                    159,418
Toho Titanium* .....................    38,000                    320,368
Tokio Marine & Fire Insurance
  Co. ..............................     6,000                     68,059
Tokyo Broadcasting System, Inc.         35,000                    442,614
Tokyo Cathode Laboratory Co.*.......    19,700                    194,773
Tokyo Electric Power Co. ...........     7,000                    127,687
Tokyo Electron .....................     1,000                     32,037
Toso Co. Ltd. ......................    18,000                     82,085
TOWA Corp. .........................     5,300                    110,082
Toyoda Gosei .......................    20,000                     72,351
Wesco, Inc. ........................     6,200                     15,206
Xebio Co. Ltd. .....................     3,200                     25,507
Yamaichi Electronics Co. Ltd. ......    22,000                    354,091
Yamanouchi Pharmaceutical Co.
  Ltd. .............................    68,000                  1,459,283
Yamato Transport Co. Ltd. ..........     6,000                     80,475
Yaskawa Electric Corp. .............    10,000                     24,909
Yokogawa Electric Corp. ............    96,000                    593,033
                                                             ------------
 TOTAL JAPAN (20.6%) ...............                           39,943,359
                                                             ------------
MALAYSIA
AMMB Holdings BHD ..................    50,000                     32,781
Arab Malaysian Finance BHD .........   140,000                     28,076
Guinness Anchor BHD ................    30,000                     37,023
Hong Leong Bank BHD ................   140,000                     92,146

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                         NUMBER                   VALUE
                                       OF SHARES                 (NOTE 1)
-------------------------------------------------------------------------------
IOI Corp. BHD .......................   100,000               $     32,395
Kim Hin Industry BHD ................    12,000                      2,113
Kumpulan Guthrie BHD ................    33,000                     21,211
Lingkaran Trans Kota Holdings
  BHD* ..............................   130,000                     82,890
Magnum Corp. BHD ....................    74,000                     44,520
Malayan Banking BHD .................    24,000                     69,726
Mancon BHD ..........................    76,666                     27,793
Metacorp BHD ........................   120,000                     50,906
Pacific & Orient BHD ................    80,000                     36,611
Pernas International Hotels
  Holdings BHD ......................   462,000                    128,284
Resorts World BHD ...................    20,000                     33,680
RJ Reynolds BHD .....................    70,000                    114,282
Sap Holdings BHD ....................    36,000                     13,421
Sime Darby BHD ......................   150,000                    144,234
Sriwani Holdings BHD ................   180,000                     47,667
Star Publications BHD ...............    25,000                     28,538
Talam Corp. BHD .....................   315,000                     74,508
Tanjong PLC .........................   100,000                    165,831
UMW Holdings BHD ....................   150,000                    113,768
                                                              ------------
 TOTAL MALAYSIA (0.7%) ..............                            1,422,404
                                                              ------------
MEXICO
Bufete Industrial S.A.* .............    10,000                     97,500
Elamex S.A. de C.V.* ................    32,600                    244,500
Grupo Electra S.A. de C.V. ..........   500,000                    882,134
Grupo Financiero Banamex
  Accival (B Shares)* ...............    50,000                    149,504
Grupo Industrial Saltillo SA
  (B Shares) ........................   236,000                    898,908
Industrias CH S.A. (B Shares)* ......   120,000                    714,640
Kimberly-Clark de Mexico S.A.
  de C.V. ...........................    30,000                    710,757
Panamerican Beverages, Inc. .........    10,000                    326,250
Sanluis Corporacion S.A. de C.V.*        28,000                    227,543
                                                              ------------
 TOTAL MEXICO (2.2%) ................                            4,251,736
                                                              ------------
NETHERLANDS
ABN Amro Holding N.V. ...............     5,824                    113,455
Aegon N.V. ..........................     8,000                    712,154
Akzo Nobel N.V. .....................     3,000                    517,249
ASR Verzekeringsgroep N.V. ..........    21,400                  1,164,116
Content Beheer N.V. + ...............    30,000                    739,773
Elsevier N.V. .......................    16,955                    274,270
Fortis Amev N.V. ....................    10,000                    435,973
Fugro N.V.* .........................    30,000                    914,359
Gucci Group N.V. ....................     2,000                     83,750
Heineken N.V. .......................       233                     40,564
Hunter Douglas N.V. .................     6,000                    210,095
IHC Caland N.V. .....................     4,000                    207,531
ING Groep N.V. ......................    28,000                  1,179,296
KLM .................................     1,700                     62,881
Koninklijke Nedlloyd Groep N.V.+          2,250                     51,044
Kon. PTT Nederland + ................     8,000                    333,785
Nutricia Verenigde Bedrijven
  N.V.+ .............................    19,000                    576,283
Royal Dutch Petroleum ...............     9,948                    546,057
Unilever N.V. CVA ...................     2,968                    182,970
Unique International N.V. ...........    30,000                    639,164
Vedior N.V. CVA .....................    70,000                  1,260,079
Vendex International N.V. ...........     3,600                    198,673
                                                              ------------
 TOTAL NETHERLANDS (5.4%) ...........                           10,443,521
                                                              ------------

===============================================================================
                                         NUMBER                  VALUE
                                       OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
NEW ZEALAND
Air New Zealand Ltd. (B Shares)         109,000               $    218,353
Restaurant Brands NZ Ltd.*+ .........   312,500                    308,470
Sky City Ltd. .......................    35,300                    119,907
Tourism Holdings Ltd. ...............    15,000                     10,277
Warehouse Group Ltd. ................   110,000                    293,809
                                                              ------------
 TOTAL NEW ZEALAND (0.5%) ...........                              950,816
                                                              ------------
NORWAY
Alvern Norway ASA* ..................   120,000                    284,329
Choice Hotels Scandinavia
  ASA*+ .............................   472,500                  1,599,353
Frontline Ltd.* .....................   300,000                  1,210,431
Hafslund ASA ........................     5,000                     23,830
Navia ASA* ..........................    94,000                    330,905
Norsk Hydro ASA .....................     1,100                     53,542
Tomra Systems ASA ...................    58,000                  1,295,730
Union Bank of Norway ................    12,000                    427,306
                                                              ------------
 TOTAL NORWAY (2.7%) ................                            5,225,426
                                                              ------------
PANAMA (0.4%)
Banco Latinoamericano de
  Exportaciones S.A.
  (E Shares) ........................    20,000                    827,500
                                                              ------------
PERU (0.7%)
Telefonica del Peru S.A. (ADR) ......    54,000                  1,258,875
                                                              ------------
POLAND (0.7%)
@Entertainment, Inc.* ...............   117,000                  1,301,625
                                                              ------------
PORTUGAL
BPI-SGPS SA* ........................    20,000                    486,281
Brisa-Auto Estradas de Portugal
  SA* ...............................     5,600                    200,602
Electricidade de Portugal SA* .......    38,105                    721,521
Portugal Telecom SA .................     8,710                    404,148
Telecel Comunicacoes Pessoais
  SA* ...............................    13,290                  1,416,011
                                                              ------------
 TOTAL PORTUGAL (1.7%) ..............                            3,228,563
                                                              ------------
SINGAPORE
City Developments Ltd. ..............    50,000                    231,936
GP Batteries International Ltd. .....   140,000                    364,674
Great Eastern Life Assurance Co.          7,000                     42,046
Keppel Fels Ltd. ....................    88,000                    245,971
Singapore Airlines Ltd. .............    50,000                    327,089
Singapore Land Ltd. .................    93,000                    204,639
United Overseas Bank Ltd. ...........    40,000                    222,420
                                                              ------------
 TOTAL SINGAPORE (0.8%) .............                            1,638,775
                                                              ------------
SOUTH KOREA (0.2%)
SK Telecom Co. Ltd. (ADR)* ..........    65,776                    427,544
                                                              ------------
SPAIN
Aldeasa SA* .........................    24,745                    524,623
Aguas de Barcelona ..................     6,060                    249,798
Banco Bilbao Vizcaya SA .............     4,881                    157,948
Banco de Valencia ...................    30,000                    648,835
Banco Santander SA ..................     3,468                    115,867
Catalana Occidente SA + .............    15,600                    794,591
Catalana Occidente SA ...............     5,400                    275,051
Construcciones y Auxiliar de
  Ferrocarriles SA ..................       500                     18,444
Corp Financiera Reunida SA* .........   100,000                    534,952
Corporacion Mapfre Cia Inter SA          36,000                    954,644

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                         NUMBER                 VALUE
                                       OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Endesa SA ..........................      4,488              $    79,685
Gas Y Electridad SA (Series 2) .....     14,000                1,010,830
Hidroelectrica del Cantabrico ......     10,000                  438,464
Iberdrola SA .......................     35,668                  469,408
Portland Valderrivas SA ............      3,800                  341,713
Repsol SA ..........................      4,392                  187,384
Tabacalera SA-A ....................     12,200                  988,973
Telefonica de Espana ...............     26,528                  757,445
                                                             -----------
 TOTAL SPAIN (4.4%) ................                           8,548,655
                                                             -----------
SWEDEN
Astra AB (A Shares) ................     20,000                  346,352
Castellum AB* ......................     79,000                  786,030
Dahl International AB + ............     32,000                  471,542
Ericsson LM (B Shares) .............      6,400                  240,608
Forenings Sparbanken AB
  (A Shares) .......................     10,000                  227,333
Kalmar Industries AB + .............     10,000                  161,211
Karlshamns AB*+ ....................     38,000                  593,458
NetCom Systems AB (B Shares)* ......     25,650                  550,804
Scandic Hotels AB*+ ................     73,600                1,798,310
Skandia Forsakrings AB .............     11,000                  518,835
Skandinaviska Enskilda Banken
  (Series A) .......................     95,120                1,203,990
Swedish Match AB ...................    254,700                  850,080
                                                             -----------
 TOTAL SWEDEN (4.0%) ...............                           7,748,553
                                                             -----------
SWITZERLAND
ABB AG .............................        200                  251,284
Ciba Specialty Chemicals AG* .......      8,600                1,024,581
Credit Suisse Group ................      1,250                  193,427
Nestle SA ..........................        300                  449,641
Novartis AG ........................        542                  879,521
Roche Holding AG Genusscheine                80                  794,522
Schweizerische
  Rueckversicherungs-Gesellschaft           120                  224,471
Selecta Group* .....................     10,400                1,395,687
Tag Heuer International SA
  (ADR)* ...........................     35,000                  288,750
Union Bank of Switzerland ..........        120                  173,530
                                                             -----------
 TOTAL SWITZERLAND (2.9%) ..........                           5,675,414
                                                             -----------
THAILAND
CMIC Finance & Securities Public
  Co. Ltd. .........................     51,000                        0
Nation Multimedia Group
  Public Co. Ltd. ..................    130,000                   34,424
Thai Engine Manufacturing
  Public Co. Ltd. ..................     70,000                  117,757
                                                             -----------
 TOTAL THAILAND (0.1%) .............                             152,181
                                                             -----------
UNITED KINGDOM
Amvescap PLC .......................     80,000                  687,559
Barclays PLC .......................     24,000                  638,128
Bass PLC ...........................     14,200                  220,398
BG PLC .............................     22,077                   99,406
BG PLC `B'* ........................     25,021                   11,924
BOC Group PLC ......................      2,591                   42,621
Boots Co. PLC ......................      5,806                   83,627
BPB PLC ............................     70,000                  391,106
British Aerospace ..................      2,120                   60,444
British Airport Authority PLC ......     30,000                  245,510
British Airways PLC ................     38,000                  349,695


=============================================================================
                                       NUMBER                  VALUE
                                     OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------
British Energy PLC .................   240,000               $ 1,668,283
British Petroleum Co. PLC ..........    29,367                   386,071
British Sky Broadcasting Group
  PLC ..............................     8,097                    60,675
British Telecommunications PLC          35,150                   276,392
BTR PLC ............................    21,470                    64,918
Cable & Wireless PLC ...............    12,409                   109,096
Cadbury Schweppes PLC ..............     5,961                    60,097
Carlton Communications PLC .........   167,300                 1,292,147
Carpetright PLC ....................    50,000                   377,960
Commercial Union PLC ...............     2,801                    39,079
Compass Group PLC ..................   170,000                 2,092,419
De La Rue PLC ......................    10,000                    65,075
Diageo PLC .........................   105,307                   968,223
Dixons Group PLC ...................   120,000                 1,204,871
EMI Group PLC ......................    50,000                   417,399
Energis PLC* .......................   275,000                 1,152,367
Energy Group PLC ...................     4,456                    49,208
Filtronic Comtek PLC ...............   180,000                 1,308,892
Flextech PLC* ......................    46,000                   398,370
General Accident PLC ...............     2,904                    50,346
General Electric Co. PLC ...........    13,890                    90,047
GKN PLC ............................     2,089                    42,808
Glaxo Wellcome PLC .................    23,220                   549,468
Granada Group PLC ..................     3,225                    49,287
Great Universal Stores PLC .........     3,970                    50,038
HSBC Holdings PLC ..................    10,000                   246,824
Hanson PLC .........................     5,571                    24,867
Harvey Nichols PLC .................    70,000                   218,559
Holliday Chemical Holdings PLC         400,000                 1,511,840
House of Fraser PLC ................   140,000                   462,426
Imperial Chemical Industries
  PLC ..............................     3,109                    48,587
Imperial Tobacco Group PLC .........   125,000                   786,732
Jefferson Smurfit Group PLC ........   200,000                   555,437
Johnson Matthey PLC ................    55,000                   492,580
Kingfisher PLC .....................     4,084                    56,911
Ladbroke Group PLC .................   150,000                   650,749
Land Securities PLC ................     3,207                    51,120
Legal & General Group PLC ..........     7,475                    65,349
Lloyds TSB Group PLC ...............    34,379                   444,617
LucasVarity PLC ....................   160,000                   565,297
Marks & Spencer PLC ................    17,109                   168,411
McBride PLC ........................    20,000                    58,173
MEPC PLC ...........................    70,000                   584,359
Mirror Group PLC ...................    40,000                   128,178
Misys (Jersey) Ltd.* ...............     3,428                   103,652
Misys PLC ..........................    12,000                   362,842
National Grid Group PLC ............   260,000                 1,234,779
National Power PLC .................   100,000                   985,983
Norwich Union PLC* .................    80,000                   512,711
Peninsular & Oriental Steam
  Navigation Co. ...................     3,314                    37,713
Powerscreen International PLC ......    40,000                   401,593
Prudential Corp. PLC ...............     8,019                    96,724
Randgold Resources Ltd.
  (GDR)*+ ..........................    30,300                   159,075
Rank Group PLC .....................    12,574                    70,047
Reed International PLC .............    60,000                   601,449
Rentokil Initial PLC ...............   162,900                   709,390
Rio Tinto PLC ......................     5,510                    67,819
Shandwick International PLC ........    80,000                    54,229

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

=================================================================
                                      NUMBER           VALUE
                                    OF SHARES        (NOTE 1)
-----------------------------------------------------------------
Smith & Nephew PLC .............      55,000      $    162,687
Smith (W.H.) Group PLC .........      60,000           383,547
Smithkline Beecham PLC .........      90,000           921,401
Tesco PLC ......................      12,625           102,696
Thistle Hotels PLC .............      94,000           244,959
Thorn PLC ......................     102,857           267,060
Tomkins PLC ....................      25,000           119,550
Unilever PLC ...................      19,628           168,047
Vodafone Group PLC .............     100,000           721,411
WPP Group PLC ..................      55,000           244,935
Zeneca Group PLC ...............      10,336           362,974
                                                  ------------
 TOTAL UNITED KINGDOM (16.4%)                       31,872,243
                                                  ------------
TOTAL COMMON STOCKS
  AND OTHER INVESTMENTS (92.4%)
  (Cost $191,125,818)...........                   179,183,005
                                                  ------------
PREFERRED STOCKS:
AUSTRALIA (0.2%)
Village Roadshow Ltd. ..........     160,000           328,956
                                                  ------------
BRAZIL (0.0%)
Dixie Toga SA ..................      59,000            30,133
                                                  ------------
FINLAND (0.2%)
Nokia Oyj (A Shares) ...........       4,000           283,987
                                                  ------------
GERMANY
Fielmann AG ....................       4,000            86,717
Fresenius AG ...................       1,200           218,127
ProSieben Media AG* ............       7,000           321,021
                                                  ------------
 TOTAL GERMANY (0.3%) ..........                       625,865
                                                  ------------
TOTAL PREFERRED STOCKS (0.7%)
  (Cost $1,410,542) ............                     1,268,941
                                                  ------------

===============================================================================
                                          PRINCIPAL          VALUE
                                            AMOUNT          (NOTE 1)
-------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.3%)
Federal Home Loan Mortgage
  Corp.
  6.0%, due 01/02/98 ................   $2,500,000       $  2,499,583
                                                         ------------
TOTAL SHORT-TERM DEBT SECURITIES (1.3%)
 (Amortized Cost $2,499,583).........                       2,499,583
                                                         ------------
TOTAL INVESTMENTS (94.4%)
  (Cost/Amortized Cost $195,035,943)                      182,951,529
OTHER ASSETS
  LESS LIABILITIES (5.6%) ...........                      10,945,647
                                                         ------------
NET ASSETS (100.0%) .................                    $193,897,176
                                                         ============

===============================================================================
MARKET SECTOR DIVERSIFICATION

As a Percentage of Total Equity Investments


Basic Materials ................       5.1%
Business Services ..............       8.9
Capital Goods ..................       8.1
Consumer Cyclicals .............      19.3
Consumer Non-Cyclicals .........      15.3
Credit Sensitive ...............      26.8
Diversified ....................       1.8
Energy .........................       5.6
Technology .....................       9.1
                                     -----
                                     100.0%
                                     =====

----------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $12,924,625 or 6.7% of net assets.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

===============================================================================
                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS--SPECIALTY (4.2%)
Crompton & Knowles Corp.+ ................    5,200,000           $ 137,800,000
Cytec Industries, Inc.* ..................    1,275,000              59,845,312
                                                                  -------------
                                                                    197,645,312
                                                                  -------------
METALS & MINING (1.5%)
Newmont Mining Corp. .....................    2,300,000              67,562,500
                                                                  -------------
STEEL (0.9%)
AK Steel Holding Corp. ...................      419,600               7,421,675
Ispat International NV
  (New York Registered Shares)* ..........    1,500,000              32,437,500
                                                                  -------------
                                                                     39,859,175
                                                                  -------------
  TOTAL BASIC MATERIALS (6.6%) ...........                          305,066,987
                                                                  -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (2.4%)
USA Waste Services, Inc.* ................      223,800               8,784,150
U.S. Filter Corp.* .......................    3,491,900             104,538,756
                                                                  -------------
                                                                    113,322,906
                                                                  -------------
PRINTING, PUBLISHING &
  BROADCASTING (3.7%)
Comcast Corp. (Class A) SPL ..............    5,500,000             173,593,750
                                                                  -------------
PROFESSIONAL SERVICES (1.6%)
Cambridge Technology Partners,
  Inc.* ..................................      428,900              17,852,962
Corrections Corp. of America* ............    1,100,000              40,768,750
TeleTech Holdings, Inc.* .................    1,197,600              13,622,721
                                                                  -------------
                                                                     72,244,433
                                                                  -------------
  TOTAL BUSINESS SERVICES (7.7%) .........                          359,161,089
                                                                  -------------
CONSUMER CYCLICALS
AIRLINES (10.1%)
Continental Airlines, Inc.
  (Class B)*+ ............................    4,438,200             213,588,375
Delta Air Lines, Inc. ....................    1,500,000             178,500,000
Northwest Airlines Corp.
  (Class A)* .............................    1,634,500              78,251,687
                                                                  -------------
                                                                    470,340,062
                                                                  -------------
APPAREL, TEXTILE (6.1%)
Jones Apparel Group, Inc.* ...............    2,339,200             100,585,600
Mohawk Industries, Inc.* .................    3,150,000              69,103,125
Tommy Hilfiger Corp.*+ ...................    1,939,500              68,124,937
UNIFI, Inc. ..............................    1,200,000              48,825,000
                                                                  -------------
                                                                    286,638,662
                                                                  -------------
AUTO RELATED (7.6%)
Circuit City Stores, Inc.--CarMax
  Group*+ ................................    6,260,700              56,346,300
Republic Industries, Inc.* ...............   12,700,000             296,068,750
                                                                  -------------
                                                                    352,415,050
                                                                  -------------
AUTOS & TRUCKS (0.7%)
Harley-Davidson, Inc. ....................    1,200,000              32,850,000
                                                                  -------------
FOOD SERVICES, LODGING (6.4%)
Extended Stay America, Inc.* .............    1,886,100              23,458,369


===============================================================================
                                                NUMBER                VALUE
                                               OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Florida Panthers Holdings, Inc.* .........    1,685,300           $  29,071,425
Host Marriott Corp.* .....................    2,053,600              40,301,900
ITT Corp.* ...............................    2,300,000             190,612,500
Starbucks Corp.* .........................       95,000               3,645,625
Suburban Lodges of America, Inc.*+              904,000              12,034,500
                                                                  -------------
                                                                    299,124,319
                                                                  -------------
HOUSEHOLD FURNITURE,
  APPLIANCES (1.0%)
Industrie Natuzzi Spa (ADR) ..............    2,240,700              46,214,438
                                                                  -------------
LEISURE RELATED (1.8%)
Callaway Golf Company ....................    1,254,800              35,840,225
Promus Hotel Corp.* ......................    1,120,000              47,040,000
                                                                  -------------
                                                                     82,880,225
                                                                  -------------
RETAIL--GENERAL (2.9%)
Pep Boys-Manny, Moe & Jack ...............    1,096,600              26,181,325
PETsMART, Inc.* ..........................    1,435,200              10,405,200
Proffitt's, Inc.* ........................      400,000              11,375,000
Tiffany & Co. ............................    1,563,300              56,376,506
U.S. Office Products Co.* ................    1,507,000              29,574,875
                                                                  -------------
                                                                    133,912,906
                                                                  -------------
  TOTAL CONSUMER CYCLICALS (36.6%)                                1,704,375,662
                                                                  -------------
CONSUMER NONCYCLICALS
DRUGS (6.2%)
Centocor, Inc.*+ .........................    5,036,500             167,463,625
Genzyme Corp. (General Division)*             2,375,000              65,906,250
MedImmune, Inc.*+ ........................    1,339,800              57,443,925
                                                                  -------------
                                                                    290,813,800
                                                                  -------------
HOSPITAL SUPPLIES &
  SERVICES (0.7%)
Sun Healthcare Group, Inc.* ..............    1,649,900              31,966,813
                                                                  -------------
SOAPS & TOILETRIES (0.9%)
Estee Lauder Companies
  (Class A) ..............................      828,900              42,636,544
                                                                  -------------
  TOTAL CONSUMER NONCYCLICALS (7.8%)                                365,417,157
                                                                  -------------
CREDIT SENSITIVE
BANKS (0.8%)
GreenPoint Financial Corp. ...............      527,100              38,247,694
                                                                  -------------
FINANCIAL SERVICES (4.0%)
Edwards (A.G.), Inc.  ....................    1,050,000              41,737,500
Green Tree Financial Corp. ...............    1,822,400              47,724,100
Newcourt Credit Group, Inc. ..............    1,000,000              33,375,000
Paine Webber Group, Inc. .................    1,200,000              41,475,000
PMI Group, Inc. ..........................      290,000              20,970,625
                                                                  -------------
                                                                    185,282,225
                                                                  -------------
INSURANCE (4.6%)
AFLAC, Inc. ..............................      500,000              25,562,500
CNA Financial Corp.* .....................    1,493,700             190,820,175
                                                                  -------------
                                                                    216,382,675
                                                                  -------------
REAL ESTATE (2.1%)
Security Capital Group, Inc.
  (Class B)*+ ............................    1,184,900              38,509,250
Vornado Realty Trust .....................    1,310,346              61,504,383
                                                                  -------------
                                                                    100,013,633
                                                                  -------------

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

===============================================================================
                                               NUMBER           VALUE
                                              OF SHARES        (NOTE 1)
-------------------------------------------------------------------------------
UTILITY--TELEPHONE (2.9%)
Telephone & Data Systems, Inc.+ ..........     2,863,300      $133,322,406
                                                            --------------
  TOTAL CREDIT SENSITIVE (14.4%)  . ......                     673,248,633
                                                            --------------
ENERGY
OIL--DOMESTIC (1.7%)
Ultramar Diamond Shamrock Corp.                1,090,200        34,750,125
Valero Energy Corp. ......................     1,450,000        45,584,375
                                                            --------------
                                                                80,334,500
                                                            --------------
OIL--SUPPLIES &
  CONSTRUCTION (6.6%)
Diamond Offshore Drilling, Inc. ..........     4,000,000       192,500,000
Rowan Cos., Inc.* ........................     3,700,000       112,850,000
                                                            --------------
                                                               305,350,000
                                                            --------------
RAILROADS (1.7%)
Kansas City Southern Industries, Inc.          1,600,000        50,800,000
Wisconsin Central Transport Corp.* .......     1,300,000        30,387,500
                                                            --------------
                                                                81,187,500
                                                            --------------
  TOTAL ENERGY (10.0%) ...................                     466,872,000
                                                            --------------
TECHNOLOGY
ELECTRONICS (7.7%)
Altera Corp.* ............................     1,197,500        39,667,188
Atmel Corp.* .............................     1,347,000        25,003,688
KLA-Tencor Corp.* ........................       660,900        25,527,263
Network Associates, Inc.* ................     1,548,100        81,855,787
Parametric Technology Corp.* .............       785,100        37,194,113
Sterling Commerce, Inc.* .................     1,674,800        64,375,125
Teradyne, Inc.* ..........................     1,016,100        32,515,200
Xilinx, Inc.* ............................     1,477,200        51,794,325
                                                            --------------
                                                               357,932,689
                                                            --------------

===============================================================================
                                               NUMBER             VALUE
                                              OF SHARES          (NOTE 1)
-------------------------------------------------------------------------------
OFFICE EQUIPMENT SERVICES (1.5%)
Comverse Technology, Inc.*+ ..............     1,859,500      $ 72,520,500
                                                            --------------
TELECOMMUNICATIONS (3.1%)
ADC Telecommunications, Inc.* ............       796,700        33,262,225
American Satellite Network --
  Warrants* ..............................        49,450                 0
Millicom International Cellular SA*            2,378,400        89,487,300
U.S. Cellular Corp.* .....................       658,300        20,407,300
                                                            --------------
                                                               143,156,825
                                                            --------------
  TOTAL TECHNOLOGY (12.3%) ...............                     573,610,014
                                                            --------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (95.4%)
  (Cost $4,029,993,201) ..................                  4,447,751,542
                                                            --------------
                                              PRINCIPAL
                                                AMOUNT
                                              ----------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.8%)
Federal Home Loan Mortgage Corp.
  6.0%, due 01/02/98 .....................   $37,200,000       37,193,800
                                                            --------------
TOTAL SHORT-TERM DEBT SECURITIES (0.8%)
  (Amortized Cost $37,193,800)............                     37,193,800
                                                            --------------
TOTAL INVESTMENTS (96.2%)
  (Cost/Amortized Cost $4,067,187,001)                      4,484,945,342
OTHER ASSETS
  LESS LIABILITIES (3.8%) ................                    178,311,961
                                                            --------------
NET ASSETS (100.0%) ......................                 $4,663,257,303
                                                           ===============

----------
*  Non-income producing.

+ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

   Glossary:
   ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

===============================================================================
                                         NUMBER                  VALUE
                                        OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS--SPECIALTY (3.7%)
Crompton & Knowles Corp. ............   140,200                $3,715,300
Cytec Industries, Inc.* .............    32,000                 1,502,000
                                                               ----------
                                                                5,217,300
                                                               ----------
METALS & MINING (1.6%)
Century Aluminum Co. ................    18,500                   249,750
Gibraltar Steel Corp.* ..............    45,600                   900,600
Kaiser Aluminum Corp.* ..............   119,700                 1,054,856
                                                               ----------
                                                                2,205,206
                                                               ----------
STEEL (0.7%)
WHX Corp.* ..........................    87,300                 1,036,687
                                                               ----------
  TOTAL BASIC MATERIALS (6.0%) ......                           8,459,193
                                                               ----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (3.5%)
American Disposal Services,
  Inc.* .............................    35,400                 1,292,100
Philip Services Corp.* ..............    70,200                 1,009,125
Superior Services, Inc.* ............    52,900                 1,527,487
U.S. Filter Corp.* ..................    34,800                 1,041,825
                                                               ----------
                                                                4,870,537
                                                               ----------
PRINTING, PUBLISHING &
  BROADCASTING (5.7%)
Applied Graphics Technologies,
  Inc.* .............................    24,800                 1,320,600
Mail-Well, Inc.* ....................    19,600                   793,800
Sinclair Broadcast Group, Inc.* .....    66,600                 3,105,225
Westwood One, Inc.* .................    17,900                   664,537
Young Broadcasting Corp.
  (Class A)* ........................    56,600                 2,193,250
                                                               ----------
                                                                8,077,412
                                                               ----------
PROFESSIONAL SERVICES (11.0%)
Carematrix Corp.* ...................    77,700                 2,233,875
Consolidation Capital Corp.* ........    52,800                 1,072,500
CORESTAFF, Inc.* ....................    72,500                 1,921,250
Cornell Corrections, Inc.* ..........    56,000                 1,162,000
Data Processing Resources
  Corp.* ............................    73,600                 1,876,800
Equity Corp. International* .........    56,400                 1,304,250
Ha-Lo Industries, Inc.* .............   138,800                 3,608,800
Snyder Communications, Inc.* ........    43,700                 1,595,050
TeleTech Holdings, Inc.* ............    61,100                   695,013
                                                               ----------
                                                               15,469,538
                                                               ----------
TRUCKING, SHIPPING (3.0%)
C.H. Robinson Worldwide, Inc. .......    61,700                 1,380,537
Knightsbridge Tankers Ltd. ..........    53,400                 1,511,887
OMI Corp.* ..........................   150,000                 1,378,125
                                                               ----------
                                                                4,270,549
                                                               ----------
  TOTAL BUSINESS SERVICES (23.2%)                              32,688,036
                                                               ----------
CAPITAL GOODS
AEROSPACE (0.9%)
DONCASTERS PLC (ADR)* ...............    56,300                 1,189,337
                                                               ----------

===============================================================================
                                        NUMBER                  VALUE
                                       OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
BUILDING MATERIALS & FOREST
  PRODUCTS (2.0%)
Buckeye Technologies, Inc.* .........    31,500                $1,456,875
Hughes Supply, Inc. .................    40,750                 1,423,703
                                                               ----------
                                                                2,880,578
                                                               ----------
  TOTAL CAPITAL GOODS (2.9%) ........                           4,069,915
                                                               ----------
CONSUMER CYCLICALS
AIRLINES (2.9%)
Alaska Air Group, Inc.* .............    45,200                 1,751,500
Atlantic Coast Airlines, Inc.* ......    75,500                 2,397,125
                                                               ----------
                                                                4,148,625
                                                               ----------
APPAREL, TEXTILE (5.1%)
Mohawk Industries, Inc.* ............   143,300                 3,143,644
Nautica Enterprises, Inc.* ..........    80,700                 1,876,275
Tommy Hilfiger Corp.* ...............    21,200                   744,650
Wolverine World Wide, Inc. ..........    61,000                 1,380,125
                                                               ----------
                                                                7,144,694
                                                               ----------
AUTO RELATED (5.8%)
Avis Rent A Car, Inc.* ..............    47,300                 1,510,644
Budget Group, Inc. (Class A)* .......   106,300                 3,673,994
Dollar Thrifty Automotive
  Group, Inc.* ......................    67,500                 1,383,750
Federal-Mogul Corp. .................    38,800                 1,571,400
                                                               ----------
                                                                8,139,788
                                                               ----------
AUTOS & TRUCKS (1.4%)
Cross-Continent Auto Retailers,
  Inc.* .............................   107,700                   901,987
Miller Industries, Inc.* ............   105,700                 1,136,275
                                                               ----------
                                                                2,038,262
                                                               ----------
FOOD SERVICES, LODGING (4.3%)
American General Hospitality
  Corp. .............................    51,000                 1,364,250
Innkeepers USA Trust ................    89,700                 1,390,350
Interstate Hotels Co.* ..............    31,500                 1,104,469
Prime Hospitality Corp.* ............    62,000                 1,263,250
The Cheesecake Factory* .............    30,100                   918,050
                                                               ----------
                                                                6,040,369
                                                               ----------
HOUSEHOLD FURNITURE,
  APPLIANCES (1.9%)
Furniture Brands
  International, Inc.* ..............    82,200                 1,685,100
Industrie Natuzzi Spa (ADR) .........    49,700                 1,025,063
                                                               ----------
                                                                2,710,163
                                                               ----------
LEISURE RELATED (0.4%)
Bally Total Fitness Holding
  Corp.* ............................    22,500                   492,187
                                                               ----------
RETAIL--GENERAL (4.0%)
Abercrombie & Fitch Co.
  (Class A)* ........................    44,800                 1,400,000
Brylane, Inc.* ......................    29,300                 1,443,025
Central Garden & Pet Co.* ...........    45,200                 1,186,500
Pacific Sunwear of California* ......    56,350                 1,665,847
                                                               ----------
                                                                5,695,372
                                                               ----------
  TOTAL CONSUMER CYCLICALS (25.8%)                             36,409,460
                                                               ----------

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                          NUMBER                  VALUE
                                        OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
CONSUMER NONCYCLICALS
CONTAINERS (1.8%)
Ivex Packaging Corp.* ................     66,500               $ 1,596,000
Silgan Holdings, Inc.* ...............     29,500                   958,750
                                                                -----------
                                                                  2,554,750
                                                                -----------
DRUGS (4.9%)
Creative BioMolecules, Inc.* .........    124,800                   920,400
Geltex Pharmaceuticals, Inc.* ........     58,200                 1,542,300
Inhale Therapeutic Systems* ..........      2,200                    57,200
Jones Medical Industries, Inc. .......     61,000                 2,333,250
Medicis Pharmaceutical Corp.
  (Class A)* .........................     19,800                 1,012,275
MedImmune, Inc.* .....................     24,400                 1,046,150
                                                                -----------
                                                                  6,911,575
                                                                -----------
HOSPITAL SUPPLIES & SERVICES (3.1%)
Mid Atlantic Medical Services,
  Inc.* ..............................     74,100                   944,775
National Surgery Centers, Inc.* ......     71,850                 1,886,063
NovaCare, Inc.* ......................    102,600                 1,340,213
Novoste Corp.* .......................      9,500                   213,750
                                                                -----------
                                                                  4,384,801
                                                                -----------
RETAIL--FOOD (1.0%)
United Natural Foods, Inc.* ..........     55,500                 1,443,000
                                                                -----------
  TOTAL CONSUMER NONCYCLICALS (10.8%)                            15,294,126
                                                                -----------
CREDIT SENSITIVE
BANKS (0.7%)
Friedman, Billings, Ramsey
  Group, Inc.* .......................     54,400                   975,800
                                                                -----------
FINANCIAL SERVICES (2.8%)
Affiliated Managers Group, Inc.*           46,300                 1,342,700
FIRSTPLUS Financial Group,
  Inc.* ..............................     41,900                 1,607,913
Healthcare Financial Partners,
  Inc.* ..............................     29,200                 1,036,600
                                                                -----------
                                                                  3,987,213
                                                                -----------
REAL ESTATE (2.2%)
Glenborough Realty Trust, Inc. .......     64,400                 1,907,850
Macerich Co. .........................     38,900                 1,108,650
                                                                -----------
                                                                  3,016,500
                                                                -----------
UTILITY--ELECTRIC (0.2%)
Calpine Corp.* .......................     22,300                   331,712
                                                                -----------
  TOTAL CREDIT SENSITIVE (5.9%) ......                            8,311,225
                                                                -----------
ENERGY
OIL--DOMESTIC (1.2%)
Basin Exploration, Inc.* .............     61,000                 1,082,750
Costilla Energy, Inc.* ...............     62,400                   678,600
                                                                -----------
                                                                  1,761,350
                                                                -----------

===============================================================================
                                         NUMBER                    VALUE
                                        OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
OIL--SUPPLIES & CONSTRUCTION (2.0%)
Oceaneering International, Inc.* .....    46,900                $   926,275
Parker Drilling Co.* .................   150,800                  1,837,875
                                                                -----------
                                                                  2,764,150
                                                                -----------
RAILROADS (0.7%)
Genesee & Wyoming, Inc.
  (Class A)* .........................    45,300                  1,058,888
                                                                -----------
  TOTAL ENERGY (3.9%) ................                            5,584,388
                                                                -----------
TECHNOLOGY
ELECTRONICS (5.6%)
Check Point Software
  Technologies Ltd.* .................     8,700                    354,525
Excite, Inc.* ........................    12,000                    360,000
Hadco Corp.* .........................    27,500                  1,244,375
Harbinger Corp.* .....................    16,600                    466,875
Information Management
  Resources, Inc.* ...................    21,000                    787,500
Insight Enterprises, Inc.* ...........     7,200                    264,600
Lycos, Inc.* .........................    30,800                  1,274,350
MetaCreations Corp.* .................    64,700                    719,788
PMC-Sierra, Inc.* ....................    47,600                  1,475,600
3D Labs, Inc. Ltd.* ..................    38,900                    904,425
                                                                -----------
                                                                  7,852,038
                                                                -----------
OFFICE EQUIPMENT (2.7%)
Discreet Logic, Inc.* ................    70,400                  1,544,400
Platinum Technology, Inc.* ...........    38,400                  1,084,800
Sterling Software, Inc.* .............    29,800                  1,221,800
                                                                -----------
                                                                  3,851,000
                                                                -----------
OFFICE EQUIPMENT SERVICES (3.8%)
Comverse Technology, Inc.* ...........    88,600                  3,455,400
ENCAD, Inc.* .........................    25,300                    695,750
Oak Technology, Inc.* ................   125,800                    817,700
Saville Systems Ireland PLC
  (ADR)* .............................     8,200                    340,300
                                                                -----------
                                                                  5,309,150
                                                                -----------
TELECOMMUNICATIONS (6.9%)
ACC Corp.* ...........................    59,300                  2,994,650
Comnet Cellular, Inc.* ...............     3,200                    113,800
ICG Communications, Inc.* ............    81,200                  2,212,700
Level One Communications,
  Inc.* ..............................    32,700                    923,775
MetroNet Communications Corp.
  (Class B)* .........................    51,500                    894,812
Millicom International Cellular
  SA* ................................    38,500                  1,448,563
Mobile Telecommunication
  Technologies Corp.* ................    51,800                  1,139,600
                                                                -----------
                                                                  9,727,900
                                                                -----------
  TOTAL TECHNOLOGY (19.0%) ...........                           26,740,088
                                                                -----------
TOTAL COMMON STOCKS (97.5%)
  (Cost $136,812,737).................                          137,556,431
                                                                -----------

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

========================================================================
                                            PRINCIPAL         VALUE
                                             AMOUNT         (NOTE 1)
------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (11.6%)
Federal Home Loan Mortgage
  Corp.
 6.0%, due 01/02/98 .................... $16,300,000     $  16,297,283
                                                         -------------
TOTAL SHORT-TERM DEBT SECURITIES (11.6%)
 (Amortized Cost $16,297,283)...........                    16,297,283
                                                         -------------
TOTAL INVESTMENTS (109.1%)
 (Cost/Amortized Cost $153,110,020)                        153,853,714
OTHER ASSETS
  LESS LIABILITIES (- 9.1%) ............                   (12,854,262)
                                                         -------------
NET ASSETS (100.0%) ....................                 $ 140,999,452
                                                         =============

----------
*    Non-income producing.

     Glossary:
     ADR--American Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

===============================================================================
                                       NUMBER                  VALUE
                                      OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.2%)
Akzo Nobel N.V. .....................       600                $ 103,450
Bayer AG ............................     4,535                  168,271
Ciba Specialty Chemicals AG* ........       900                  107,224
Hitachi Chemical Co. Ltd. ...........    15,000                   89,097
Holliday Chemical Holdings PLC           23,700                   89,577
Kuraray Co. Ltd. ....................    10,000                   82,774
Nippon Chemi-Con Corp. ..............     6,000                   13,934
Toagosei Co. Ltd. ...................    15,000                   21,153
                                                               ---------
                                                                 675,480
                                                               ---------
CHEMICALS--SPECIALTY (0.1%)
Cytec Industries, Inc.* .............     4,800                  225,300
NGK Insulators ......................    10,000                   88,905
                                                               ---------
                                                                 314,205
                                                               ---------
METALS & MINING (0.0%)
Bethlehem Steel Corp.* ..............    15,000                  129,375
Toho Titanium* ......................     1,000                    8,431
                                                               ---------
                                                                 137,806
                                                               ---------
PAPER (0.1%)
Jefferson Smurfit Corp.* ............     8,000                  113,000
KNP BT (Kon) N.V. ...................     6,000                  138,190
Nippon Paper Industries Co. .........     2,000                    7,847
Stone Container Corp.* ..............     5,800                   60,538
UMP-Kymmene Oy ......................     2,810                   56,190
                                                               ---------
                                                                 375,765
                                                               ---------
STEEL (0.1%)
Koninklijke Hoogovens N.V. ..........     2,000                   81,967
NatSteel Ltd. .......................    25,000                   33,898
Pohang Iron & Steel Co. Ltd.
  (ADR) .............................     2,000                   34,875
Rautaruukki Oy ......................     8,095                   65,343
Usinor Sacilor ......................     5,280                   76,237
                                                               ---------
                                                                 292,320
                                                               ---------
  TOTAL BASIC MATERIALS (0.5%) ......                          1,795,576
                                                               ---------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.5%)
USA Waste Services, Inc.* ...........    21,500                  843,875
Waste Management, Inc. ..............    23,400                  643,500
                                                               ---------
                                                               1,487,375
                                                               ---------
PRINTING, PUBLISHING &
  BROADCASTING (1.0%)
Carlton Communications PLC ..........    15,500                  119,715
CBS Corp. ...........................    17,000                  500,438
Liberty Media Group (Class A)*           29,020                1,051,975
New Straits Times Press BHD .........     8,000                    9,914
New York Times Co. (Class A) ........    12,160                  804,080
Nippon Television Network Corp.
                                            100                   29,354
Reader's Digest Association, Inc.
  (Class A) .........................     5,000                  118,125
Television Broadcasts Ltd. ..........     1,000                    2,852
Time Warner, Inc. ...................     6,200                  384,400
Tokyo Broadcasting System, Inc.           1,000                   12,645
United News & Media PLC .............    10,812                  123,128
                                                               ---------
                                                               3,156,626
                                                               ---------

===============================================================================
                                        NUMBER                  VALUE
                                       OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
PROFESSIONAL SERVICES (0.0%)
Asatsu, Inc. ........................      600                 $   8,645
Brisa-Auto Estradas de Portugal
  SA* ...............................      300                    10,747
Meitec ..............................    1,800                    50,630
                                                               ---------
                                                                  70,022
                                                               ---------
TRUCKING, SHIPPING (0.3%)
Bergesen Dy AS (A Shares) ...........    5,380                   126,745
Frontline Ltd.* .....................   20,000                    80,695
Knightsbridge Tankers Ltd. ..........    6,800                   192,525
OMI Corp.* ..........................   49,500                   454,780
                                                               ---------
                                                                 854,745
                                                               ---------
  TOTAL BUSINESS SERVICES (1.8%)
                                                               5,568,768
                                                               ---------
CAPITAL GOODS
AEROSPACE (0.1%)
British Aerospace ...................    5,357                   152,735
                                                               ---------
BUILDING & CONSTRUCTION (0.2%)
Beazer Group PLC ....................   21,000                    55,560
Bouygues ............................    1,203                   136,321
Daito Trust Construction Co.
  Ltd. ..............................    6,000                    36,651
GTM Entrepose .......................    1,116                    75,098
Makita Corp. ........................    8,000                    76,643
National House Industrial Co. .......    7,000                    48,017
Sho Bond Corp.  .....................    1,200                    21,705
Societe Technip .....................    1,075                   113,421
Toda Corp.  .........................   15,000                    40,812
                                                               ---------
                                                                 604,228
                                                               ---------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.3%)
BPB PLC .............................   11,300                    63,135
Fujikura Ltd. .......................    3,000                    19,865
Holderbank Financiere Glaris
  AG ................................      155                   126,505
Martin Marietta Materials, Inc. .....   10,200                   372,937
Matsushita Electric Works Ltd. ......   11,000                    95,267
Nichiha Corp. .......................    1,600                     9,785
Rugby Group PLC .....................   58,160                   129,981
                                                               ---------
                                                                 817,475
                                                               ---------
ELECTRICAL EQUIPMENT (0.8%)
Daikin Industries Ltd. ..............   14,000                    52,792
General Electric Co. ................   28,400                 2,083,850
Johnson Electric Holdings Ltd. ......   28,800                    82,880
Legrand SA ..........................      425                    84,667
Mabuchi Motor Co. ...................      200                    10,163
Sumitomo Electric Industries ........    7,000                    95,497
                                                               ---------
                                                               2,409,849
                                                               ---------
MACHINERY (1.0%)
Allied Signal, Inc. .................   18,800                   732,025
Coltec Industries, Inc.* ............   11,000                   255,063
Cie Generale de Geophysique
  SA (ADR)* .........................    6,565                   168,228
Fujitec Co. Ltd. ....................    9,000                    49,665
Ishikawajima Harima Heavy
  Industries Co. Ltd. ...............   10,000                    14,945
KSB AG ..............................      300                    65,872
Legris Industries SA ................    1,990                    69,105

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                            NUMBER                  VALUE
                                          OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Mitsubishi Heavy Industries Ltd.            8,000                $   33,355
Nitta Corp. ...........................     1,000                    10,117
Nitto Kohki Co. Ltd. ..................     1,000                    10,883
Rauma Oy ..............................       139                     2,167
Schindler Holding AG
  Participating Certificate ...........       102                   106,295
Schindler Holding AG Registered                50                    53,714
Siebe PLC .............................     6,000                   117,825
SMC Corp. .............................       300                    26,442
Stork N.V. ............................     2,000                    69,045
TI Group PLC ..........................    14,014                   106,856
United Technologies Corp. .............    17,200                 1,252,375
Valmet Oy* ............................     3,600                    49,665
                                                                 ----------
                                                                  3,193,642
                                                                 ----------
  TOTAL CAPITAL GOODS (2.4%) ..........                           7,177,929
                                                                 ----------
CONSUMER CYCLICALS
AIRLINES (0.1%)
Lufthansa AG ..........................     2,000                    37,577
Singapore Airlines Ltd. ...............     1,000                     6,542
Virgin Express Holdings PLC
  (ADR)* ..............................    11,500                   238,625
                                                                 ----------
                                                                    282,744
                                                                 ----------
APPAREL, TEXTILES (0.1%)
Cone Mills Corp.* .....................    12,000                    93,000
Onward Kashiyama Co. Ltd. .............     8,000                    92,585
                                                                 ----------
                                                                    185,585
                                                                 ----------
AUTO RELATED (0.3%)
Continential AG .......................     5,500                   123,822
Minebea Co. Ltd. ......................     2,000                    21,460
NGK Spark Plug Co. ....................     6,000                    34,030
Republic Industries, Inc.* ............    25,600                   596,800
Sumitomo Rubber Industries,
  Inc. ................................    13,000                    54,899
Toyoda Automatic Loom Works
  Ltd. ................................     7,000                   128,760
                                                                 ----------
                                                                    959,771
                                                                 ----------
AUTOS & TRUCKS (0.3%)
Bajaj Auto Ltd. (GDR) .................       750                    14,813
Harley-Davidson, Inc. .................    28,200                   771,975
UMW Holdings BHD ......................     5,000                     3,792
Volkswagen AG .........................       100                    55,866
                                                                 ----------
                                                                    846,446
                                                                 ----------
FOOD SERVICES, LODGING (0.4%)
Accor SA ..............................       200                    37,185
Choice Hotels Scandinavia ASA*+            13,500                    45,696
Compass Group PLC .....................    16,100                   198,164
Host Marriott Corp.* ..................    16,200                   317,925
ITT Corp.* ............................     6,500                   538,688
John Q Hammons Hotels, Inc.
  (Class A)* ..........................    14,800                   133,200
                                                                 ----------
                                                                  1,270,858
                                                                 ----------
HOUSEHOLD FURNITURE, APPLIANCES (0.6%)
Hunter Douglas N.V. ...................     2,500                    87,540
Industrie Natuzzi Spa (ADR) ...........       500                    10,313
Moulinex* .............................     2,000                    49,414
Pioneer Electric Corp. ................     6,000                    92,432
Sony Corp. ............................     1,500                   133,359
Sunbeam Corp. .........................    38,200                 1,609,175
                                                                 ----------
                                                                  1,982,233
                                                                 ----------

===============================================================================
                                           NUMBER                  VALUE
                                          OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
LEISURE RELATED (0.8%)
Berjaya Sports Toto BHD ...............   16,000                 $   40,931
Carnival Corp. (Class A) ..............   13,900                    769,713
Cendant Corp.* ........................   12,100                    415,938
Cyrk, Inc.* ...........................    6,000                     58,125
Disney (Walt) Co. .....................    7,646                    757,432
EMI Group PLC .........................    1,000                      8,348
Granada Group PLC .....................    9,900                    151,299
Ladbroke Group PLC ....................   31,084                    134,852
NAMCO Ltd. ............................      200                      5,810
Nintendo Co. Ltd. .....................      400                     39,241
Nippon Broadcasting System ............    1,000                     39,548
Toei Co. Ltd. .........................    1,000                      3,641
                                                                 ----------
                                                                  2,424,878
                                                                 ----------
PHOTO & OPTICAL (0.0%)
Fuji Photo Film Co. ...................    3,000                    114,965
Noritsu Koki Co. Ltd. .................    1,200                     29,615
                                                                 ----------
                                                                    144,580
                                                                 ----------
RETAIL--GENERAL (1.4%)
Aldeasa SA* ...........................    2,000                     42,402
Boots Co. PLC .........................    8,400                    120,990
British Airport Authority PLC .........   17,300                    141,577
Dayton Hudson Corp. ...................   19,500                  1,316,250
Dickson Concepts International
  Ltd. ................................   18,000                     26,249
Fingerhut Companies, Inc. .............    8,000                    171,000
Home Depot, Inc. ......................   20,800                  1,224,600
Kingfisher PLC ........................    8,641                    120,414
Kohls Corp.* ..........................   13,000                    885,625
Kokuyo Co. Ltd. .......................    2,000                     34,489
Limited, Inc. .........................    7,000                    178,500
Paris Miki, Inc. ......................    1,000                     10,730
Sato Corp. ............................    1,200                     20,418
Smith (W.H.) Group PLC ................    2,000                     12,785
Vendex International N.V. .............    1,200                     66,224
                                                                 ----------
                                                                  4,372,253
                                                                 ----------
  TOTAL CONSUMER CYCLICALS (4.0%)                                12,469,348
                                                                 ----------
CONSUMER NONCYCLICALS
BEVERAGES (0.6%)
Bass PLC ..............................    2,600                     40,355
Coca-Cola Co. .........................   22,580                  1,504,393
Diageo PLC ............................    6,000                     55,166
Scottish & Newcastle PLC ..............   11,000                    134,759
Whitbread PLC .........................   11,000                    161,060
                                                                 ----------
                                                                  1,895,733
                                                                 ----------
CONTAINERS (0.5%)
Owens-Illinois, Inc.* .................    5,000                    189,688
Schmalbach Lubeca AG ..................      880                    146,752
Sealed Air Corp.* .....................   20,600                  1,272,050
                                                                 ----------
                                                                  1,608,490
                                                                 ----------
DRUGS (1.7%)
Astra AB (A Shares) ...................    3,500                     60,612
Centocor, Inc.* .......................   28,795                    957,434
Daiichi Pharmaceutical Co. ............    8,000                     90,132
Geltex Pharmaceuticals, Inc.* .........    3,072                     81,408
Merck KGAA ............................    2,100                     70,625
Merck & Co., Inc. .....................   11,434                  1,214,863

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                         NUMBER                  VALUE
                                       OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Novartis AG ........................        180               $  292,092
Orion-Yhtyma Oy (B Shares) .........      4,500                  118,878
Pfizer, Inc. .......................     22,291                1,662,073
Rohto Pharmaceutical Co. Ltd. ......      2,000                   12,876
Sankyo Co. Ltd. ....................      1,000                   22,610
Santen Pharmaceutical Co. Ltd. .....      3,000                   34,489
Schering Plough Corp. ..............      9,700                  602,613
Taisho Pharmaceutical Co. ..........      1,000                   25,522
Yamanouchi Pharmaceutical Co.
  Ltd. .............................      2,000                   42,920
                                                              ----------
                                                               5,289,147
                                                              ----------
FOODS (0.7%)
Campbell Soup Co. ..................     17,700                1,028,813
Huhtamaki Oy Series I ..............      1,300                   53,660
Nestle SA ..........................        131                  196,343
Orkla ASA ..........................        930                   79,957
Parmalat Finanziaria Spa ...........     59,650                   85,311
Rite Aid Corp. .....................      6,000                  352,125
Tyson Foods, Inc. ..................     27,000                  553,500
                                                              ----------
                                                               2,349,709
                                                              ----------
HOSPITAL SUPPLIES & SERVICES (0.7%)
Columbia/HCA Healthcare Corp.             7,500                  222,188
Medtronic, Inc. ....................     24,812                1,297,978
PT Tempo Scan Pacific ..............     23,000                    1,777
United Healthcare Corp. ............     11,000                  546,563
                                                              ----------
                                                               2,068,506
                                                              ----------
RETAIL--FOOD (0.2%)
Delhaize-Le Lion SA ................        980                   49,726
Familymart Co. .....................      4,100                  147,063
Promodes ...........................        250                  103,722
Santa Isabel S.A. (ADR) ............      1,000                   17,500
Seven-Eleven Japan Co. Ltd. ........      1,000                   70,818
Woolworths Ltd. ....................     61,026                  203,945
                                                              ----------
                                                                 592,774
                                                              ----------
SOAPS & TOILETRIES (0.8%)
Avon Products, Inc. ................     15,880                  974,635
Gillette Co. .......................     16,305                1,637,633
                                                              ----------
                                                               2,612,268
                                                              ----------
TOBACCO (1.0%)
Imperial Tobacco Group PLC .........      1,700                   10,700
Japan Tobacco, Inc. ................         21                  149,040
Philip Morris Cos., Inc. ...........     58,000                2,628,125
Seita ..............................      2,600                   93,312
Swedish Match AB ...................      4,500                   15,019
Tabacalera SA--A ...................      1,400                  113,489
                                                              ----------
                                                               3,009,685
                                                              ----------
  TOTAL CONSUMER NONCYCLICALS (6.2%)                          19,426,312
                                                              ----------
CREDIT SENSITIVE
BANKS (1.4%)
Allied Irish Bank ..................     26,000                  248,113
AMMB Holdings BHD ..................      9,000                    5,901
BPI-SGPS SA* .......................      1,000                   24,314
Banco Bilbao Vizcaya SA ............      6,000                  194,158
Banco Santander SA .................      2,970                   99,227
Bangkok Bank Public Co. Ltd. .......      2,000                    4,984
Bank of Tokyo-Mitsubishi Ltd. ......      2,000                   27,591
Banque Nationale de Paris ..........      1,500                   79,729


============================================================================
                                        NUMBER                  VALUE
                                      OF SHARES                (NOTE 1)
----------------------------------------------------------------------------
Chase Manhattan Corp. ..............     12,800               $1,401,600
Cie Bancaire SA ....................          7                    1,134
Citicorp ...........................      9,200                1,163,225
Credito Italiano Spa ...............     48,000                  148,016
Dao Heng Bank Group Ltd. ...........      3,000                    7,491
Den Norske Bank ASA ................     24,000                  113,082
Erste Bank Der Oesterreichischen
  Sparkassen AG* ...................        750                   37,377
Forenings Sparbanken AB
  (A Shares) .......................      4,000                   90,933
Istituto Mobiliare Italiano ........      9,400                  111,588
Long-Term Credit Bank of Japan           22,000                   35,240
Philippine Commercial
  International Bank ...............      1,000                    2,840
PT Bank Dagang Nasional
  Indonesia Tbk ....................    136,000                    8,655
Seventy-Seven Bank Co. Ltd. ........     11,000                   78,406
Shizuoka Bank Ltd. .................      1,000                   10,730
Skandinaviska Enskilda Banken
  (Series A) .......................      4,440                   56,200
Societe Generale ...................      1,058                  144,149
State Bank of India (GDR)+ .........      2,700                   49,140
Suncorp-Metway Ltd.* ...............     11,149                   27,963
Thai Farmers Bank Public
  Co.--Warrants* ...................        375                       40
Toho Bank ..........................      1,000                    3,985
Wing Hang Bank Ltd. ................     18,000                   50,871
Yamaguchi Bank .....................      7,000                   85,840
                                                              ----------
                                                               4,312,522
                                                              ----------
FINANCIAL SERVICES (2.2%)
Aiful Corp.* .......................        400                   27,132
Associates First Capital Corp. .....      5,000                  355,625
Beneficial Corp. ...................      6,250                  519,531
Credit Saison Co. ..................      2,000                   49,358
Fleet Financial Group, Inc. ........      4,700                  352,206
Green Tree Financial Corp. .........     23,800                  623,263
MBNA Corp. .........................     57,825                1,579,345
Merrill Lynch & Co., Inc. ..........      8,900                  649,144
Morgan Stanley, Dean Witter,
  Discover & Co. ...................     38,100                2,252,663
Newcourt Credit Group, Inc.* .......      2,500                   83,438
Nichiei Co. Ltd. ...................        100                   10,653
Peregrine Investment Holdings
  Ltd. .............................     52,000                   36,908
PMI Group, Inc. ....................      1,700                  122,931
Sanyo Shinpan Finance Co. Ltd. .....        200                    8,845
Takefuji Corp. .....................        600                   27,546
Worms Et Compagnie .................        200                   14,788
                                                              ----------
                                                               6,713,376
                                                              ----------
INSURANCE (1.6%)
ASR Verzekeringsgroep N.V. .........      1,100                   59,838
Assurances Generale de France ......      4,618                  244,692
Catalana Occidente SA ..............      1,000                   50,935
Corpacion Mapfre Cia Inter SA ......      1,200                   31,821
Fortis Amev N.V. ...................      4,438                  193,485
General Accident PLC ...............      4,700                   81,483
ING Groep N.V. .....................      5,500                  231,647
Irish Life PLC .....................     20,000                  113,605
MGIC Investment Corp. ..............      6,000                  399,000

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                          NUMBER                 VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
PennCorp Financial Group, Inc. ......     16,700               $  595,981
Providian Financial Corp. ...........      8,000                  361,500
QBE Insurance Group Ltd. ............     21,500                   96,740
Royal & Sun Alliance Insurance
  Group PLC .........................      9,651                   97,219
Travelers Group, Inc. ...............     39,249                2,114,540
Trygg-Hansa AB (B Shares) ...........      3,800                  116,777
United Assurance Group PLC ..........      8,100                   69,882
Willis Corroon Group PLC
  (ADR) .............................      6,000                   73,875
Zurich Versicherungs ................        246                  117,231
                                                               ----------
                                                                5,050,251
                                                               ----------
REAL ESTATE (0.4%)
Boston Properties, Inc. .............      9,000                  297,563
City Developments Ltd. ..............      1,000                    4,639
Daibiru Corp. .......................      1,000                    7,319
Glenborough Realty Trust, Inc. ......     10,000                  296,250
Spieker Properties, Inc. ............     10,000                  428,750
Sumitomo Realty &
  Development Co. Ltd. ..............      1,000                    5,748
Unibail SA ..........................        950                   94,866
Vornado Realty Trust ................      2,500                  117,344
                                                               ----------
                                                                1,252,479
                                                               ----------
UTILITY--ELECTRIC (0.4%)
AES Corp.* ..........................     13,700                  638,763
Cia Paranaense de Energia-Copel
  (ADR) .............................      7,000                   95,813
Energy Group PLC ....................      6,550                   72,332
Hong Kong Electric Holdings
  Ltd. ..............................     20,000                   76,010
Malakoff BHD ........................     10,000                   20,825
Manila Electric Co. .................      1,860                    6,154
National Grid Group PLC .............      1,000                    4,749
Powergen PLC ........................     11,400                  148,371
Veba AG .............................      3,500                  238,333
                                                               ----------
                                                                1,301,350
                                                               ----------
UTILITY--GAS (0.1%)
Anglian Water PLC ...................     14,080                  192,043
Scottish Power PLC ..................     25,500                  225,445
                                                               ----------
                                                                  417,488
                                                               ----------
UTILITY--TELEPHONE (0.8%)
British Telecommunications PLC.......     20,100                  158,051
Cable & Wireless PLC ................     12,300                  108,138
Philippine Long Distance
  Telephone Co. .....................      1,000                   21,728
Telecom Italia Spa ..................     35,500                  226,767
Telefonica de Espana ................      6,600                  188,448
Telekom Malaysia BHD ................     16,500                   48,785
Telephone & Data Systems, Inc. ......      7,500                  349,219
Teleport Communications Group,
  Inc. (Class A)* ...................     23,700                1,300,538
                                                               ----------
                                                                2,401,674
                                                               ----------
  TOTAL CREDIT SENSITIVE (6.9%) .....                          21,449,140
                                                               ----------
ENERGY
COAL & GAS PIPELINES (0.0%)
BG PLC ..............................     18,529                   83,431
BG PLC `B'* .........................     21,000                   10,008
OMV AG ..............................        300                   41,563
                                                               ----------
                                                                  135,002
                                                               ----------

===============================================================================
                                         NUMBER                  VALUE
                                        OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
OIL--DOMESTIC (0.8%)
Apache Corp. ........................     15,100               $  529,444
Murphy Oil Corp. ....................      5,000                  270,938
Tom Brown, Inc.* ....................      7,500                  144,375
Union Pacific Resources Group,
  Inc. ..............................     20,100                  487,425
USX-Marathon Group ..................     33,800                1,140,750
                                                               ----------
                                                                2,572,932
                                                               ----------
OIL--INTERNATIONAL (0.6%)
British Petroleum Co. PLC ...........     11,100                  145,925
Elf Aquitaine .......................      2,110                  245,410
Gulf Canada Resources Ltd.* .........    112,700                  788,900
Gulf Indonesia Resources Ltd.* ......      3,500                   77,000
Orogen Minerals Ltd. ................      5,160                   10,084
Repsol SA ...........................      1,410                   60,158
Shell Transport & Trading Co.
  PLC ...............................     20,100                  145,334
Total SA--B .........................      2,881                  313,542
                                                               ----------
                                                                1,786,353
                                                               ----------
OIL--SUPPLIES & CONSTRUCTION (1.9%)
Baker Hughes, Inc. ..................     10,250                  447,156
BJ Services Co.* ....................      9,000                  647,438
Canadian Fracmaster Ltd. ............      5,900                   86,677
Canadian Fracmaster Ltd.
  Installment Receipt*+ .............     13,500                  113,330
Dresser Industries, Inc. ............     12,000                  503,250
Fugro N.V.* .........................      2,000                   60,957
Halliburton Co. .....................     24,900                1,293,244
Nabors Industries, Inc.* ............     43,000                1,351,813
Noble Drilling Corp.* ...............     43,400                1,329,125
Parker Drilling Co.* ................      9,000                  109,688
                                                               ----------
                                                                5,942,678
                                                               ----------
  TOTAL ENERGY (3.3%) ...............                          10,436,965
                                                               ----------
TECHNOLOGY
ELECTRONICS (1.4%)
Altera Corp.* .......................     11,100                  367,688
Applied Materials, Inc.* ............     17,600                  530,200
Cisco Systems, Inc.* ................     42,600                2,374,950
Fujimi, Inc. ........................        300                   12,761
Hoya Corp. ..........................      1,000                   31,424
Leitch Technology Corp.* ............      1,000                   30,081
Micronics Japan Co. Ltd. ............      1,000                   17,245
National Semiconductor Corp.* .......     20,900                  542,094
Nikon Corp. .........................      1,000                    9,887
Rohm Co. Ltd. .......................      1,000                  101,935
Sankyo Engineering Co. ..............      1,000                    3,066
SMH AG ..............................        540                   72,838
Sterling Commerce, Inc.* ............      5,000                  192,188
TDK Corp. ...........................      1,000                   75,417
Tokyo Cathode Laboratory Co.*              1,000                    9,887
TOWA Corp. ..........................        100                    2,077
Varitronix International Ltd. .......     55,000                   94,399
Yamaichi Electronics Co. Ltd. .......      1,000                   16,095
Yokogawa Electric Corp. .............      2,000                   12,355
                                                               ----------
                                                                4,496,587
                                                               ----------
OFFICE EQUIPMENT (1.1%)
Barco N.V. ..........................        469                   86,076
Ceridian Corp.* .....................     11,000                  503,938
Compaq Computer Corp. ...............     22,300                1,258,556

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                              NUMBER               VALUE
                                             OF SHARES            (NOTE 1)
-------------------------------------------------------------------------------
Dell Computer Corp.* .................        14,100             $1,184,400
Policy Management Systems
  Corp.* .............................         6,300                438,244
                                                                 ----------
                                                                  3,471,214
                                                                 ----------
OFFICE EQUIPMENT SERVICES (0.2%)
Data Communication System Co.                  1,000                 13,183
First Data Corp. .....................        14,600                427,050
Fuji Soft ABC, Inc. ..................           600                 20,556
INES Corp. ...........................         1,000                  7,741
Nippon System Development ............           600                 12,324
Oracle Corp.* ........................        13,450                300,103
                                                                 ----------
                                                                    780,957
                                                                 ----------
TELECOMMUNICATIONS (1.8%)
ADC Telecommunications, Inc.*                 25,000              1,043,750
Asia Satellite
  Telecommunications
  Holdings Ltd. ......................        18,000                 30,778
DDI Corp. ............................            25                 66,105
DSC Communications Corp.* ............         4,000                 96,000
Energis PLC* .........................        22,000                 92,189
Lucent Technologies, Inc. ............         9,500                758,813
MCI Communications Corp. .............         8,500                363,906
Nextel Communications, Inc.
  (Class A)* .........................        10,900                283,400
PT Indosat ...........................        45,000                 83,455
PT Telekomunikasi Indonesia ..........        33,000                 17,550
SK Telecom Co. Ltd. (ADR)* ...........         9,754                 63,402
Tele-Communications TCI
  Ventures Group (Class A)* ..........        12,000                339,750
Tellabs, Inc.* .......................         9,100                481,163
Videsh Sanchar Nigam Ltd.
  (GDR) ..............................         1,700                 21,973
Videsh Sanchar Nigam Ltd.
  (GDR)+* ............................         2,000                 27,860
Vodafone Group PLC ...................        15,000                108,212
WorldCom, Inc.* ......................        53,525              1,619,131
                                                                 ----------
                                                                  5,497,437
                                                                 ----------
  TOTAL TECHNOLOGY (4.5%) ............                           14,246,195
                                                                 ----------
DIVERSIFIED
MISCELLANEOUS (1.0%)
BTR PLC ..............................        20,000                 60,474
Cie Generale de Eaux .................           943                131,614
Citic Pacific Ltd. ...................         7,000                 27,823
First Pacific Co. ....................        42,734                 20,680
Montedison Spa .......................       126,000                113,179
Smith (Howard) Ltd. ..................         4,000                 33,198
Swire Pacific Ltd. (Class A) .........         7,000                 38,392
Tomkins PLC ..........................         9,000                 43,038
Tyco International Ltd. ..............        41,222              1,857,566
U.S. Industries, Inc. ................        30,750                926,344
                                                                 ----------
  TOTAL DIVERSIFIED (1.0%) ...........                            3,252,308
                                                                 ----------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (30.6%)
  (Cost $78,384,870)..................                           95,822,541
                                                                 ----------

===============================================================================
                                              NUMBER               VALUE
                                            OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
PREFERRED STOCKS:
BASIC MATERIALS (0.0%)
CHEMICALS
Henkel KGAA ..........................         1,694             $  105,937
                                                                 ----------
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING &
  BROADCASTING
ProSieben Media AG* ..................           500                 22,930
                                                                 ----------
CONSUMER CYCLICALS (0.0%)
RETAIL--GENERAL
Hornbach Holding AG ..................           920                 63,415
                                                                 ----------
TECHNOLOGY (0.1%)
TELECOMMUNICATIONS
Nokia Oyj (A Shares) .................         1,500                106,495
                                                                 ----------
TOTAL PREFERRED STOCKS (0.1%)
  (Cost $217,889).....................                              298,777
                                                                 ----------
                                              PRINCIPAL
                                               AMOUNT
                                              ---------
LONG-TERM DEBT SECURITIES:
CONSUMER NONCYCLICALS (2.0%)
MEDIA & CABLE
Time Warner Entertainment Co.
  8.375%, 03/15/23 ...................    $5,625,000              6,419,137
                                                                 ----------
CREDIT SENSITIVE
BANKS (2.6%)
Chase Manhattan Corp.
  8.625%, 05/01/02 ...................     5,500,000              5,979,160
St. George Bank Ltd.
  7.15%, 10/15/05+ ...................     2,000,000              2,060,440
Sumitomo Bank International
  0.75% Conv., 05/31/01 ............. Yen 11,000,000                 88,312
                                                                 ----------
                                                                  8,127,912
                                                                 ----------
FINANCIAL SERVICES (1.9%)
Ford Motor Credit Co.
  6.125%, 01/09/06 ...................   $6,000,000               5,859,180
                                                                 ----------
FOREIGN GOVERNMENT (0.8%)
Province of Quebec
  7.5%, 07/15/23 .....................    2,500,000               2,686,375
                                                                 ----------
MORTGAGE RELATED (11.4%)
Federal National Mortgage
  Association:
  6.0%, 11/01/10 .....................   14,295,932              14,063,622
  6.5%, 01/01/11 .....................    3,346,139               3,348,230
  7.0%, 05/01/26 .....................    8,403,540               8,461,315
  7.0%, 09/01/27 .....................    8,995,060               9,056,901
Premier Auto Trust
  7.15%, 02/04/99 ....................      875,160                 875,974
                                                                 ----------
                                                                 35,806,042
                                                                 ----------
U.S. GOVERNMENT (33.1%)
U.S. Treasury:
  6.125% Note, 08/31/98 ..............    2,400,000               2,408,250
  6.375% Note, 05/15/99 ..............   19,100,000              19,273,103
  6.0% Note, 08/15/00 ................   17,000,000              17,122,195

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

=================================================================
                                     PRINCIPAL        VALUE
                                      AMOUNT        (NOTE 1)
-----------------------------------------------------------------
  6.25% Note, 04/30/01 ..........  $15,600,000    $ 15,843,750
  6.5% Note, 08/31/01 ...........    7,100,000       7,275,285
  6.5% Note, 05/31/02 ...........   14,560,000      14,987,700
  6.875% Note, 05/15/06 .........    7,430,000       7,952,425
  6.125% Bond, 11/15/27 .........   18,310,000      18,813,525
                                                  ------------
                                                   103,676,233
                                                  ------------
UTILITY--ELECTRIC (2.2%)
Consolidated Edison
  6.45%, 12/01/07 ...............    6,750,000       6,767,280
                                                  ------------
  TOTAL CREDIT SENSITIVE (52.0%)                   162,923,022
                                                  ------------
TOTAL LONG-TERM DEBT SECURITIES (54.0%)
  (Amortized Cost $167,120,488)                    169,342,159
                                                  ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (14.6%)
Federal Home Loan Mortgage
  Corp.
  6.0%, due 01/02/98 ............   45,800,000      45,792,366
                                                  ------------
TOTAL SHORT-TERM DEBT SECURITIES (14.6%)
  (Amortized Cost $45,792,366) ..                   45,792,366
                                                  ------------
TOTAL INVESTMENTS (99.3%)
 (Cost/Amortized Cost $291,515,613)                311,255,843
OTHER ASSETS
  LESS LIABILITIES (0.7%) .......                    2,285,071
                                                  ------------
NET ASSETS (100.0%) .............                 $313,540,914
                                                  ------------


DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments
Australia ..................................       0.1%
Canada .....................................       0.1
France .....................................       0.6
Germany ....................................       0.3
Japan ......................................       1.1
Netherlands ................................       0.4
Scandinavia ................................       0.7
Southeast Asia .............................       0.2
Switzerland ................................       0.3
United Kingdom .............................       1.4
United States** ............................      94.3
Other European Countries ...................       0.5
                                                 -----
                                                 100.0%
                                                 =====

----------
*     Non-income producing.
**    Includes Short-Term Debt Securities of 14.7%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $2,296,466 or 0.7% of net assets.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

====================================================================================
                                            NUMBER                    VALUE
                                           OF SHARES                (NOTE 1)
------------------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.4%)
Akzo Nobel N.V. .........................     5,000                $  862,082
Bayer AG ................................    40,500                 1,502,752
Ciba Specialty Chemicals AG* ............     9,100                 1,084,149
Hitachi Chemical Co. Ltd. ...............   159,000                   944,434
Holliday Chemical Holdings PLC              214,000                   808,834
Kuraray Co. Ltd. ........................    96,000                   794,635
Nippon Chemi-Con Corp. ..................    62,000                   143,982
Toagosei Co. Ltd. .......................   158,000                   222,817
                                                                   ----------
                                                                    6,363,685
                                                                   ----------
CHEMICALS--SPECIALTY (0.0%)
NGK Insulators ..........................    92,000                   817,934
                                                                   ----------
METALS & MINING (0.1%)
Bethlehem Steel Corp.* ..................   135,000                 1,164,375
Nord Resources Corp.* ...................    27,939                    50,639
Randgold Resources Ltd.
  (GDR)+* ...............................    30,300                   159,075
Toho Titanium* ..........................    11,000                    92,738
                                                                   ----------
                                                                    1,466,827
                                                                   ----------
PAPER (0.2%)
Jefferson Smurfit Corp.* ................    39,600                   559,350
KNP BT (Kon) N.V. .......................    53,000                 1,220,674
Nippon Paper Industries Co. .............    10,000                    39,241
Stone Container Corp.* ..................    57,900                   604,331
UPM-Kymmene Oy ..........................    25,320                   506,312
                                                                   ----------
                                                                    2,929,908
                                                                   ----------
STEEL (0.1%)
Koninklijke Hoogovens N.V. ..............    20,000                   819,668
NatSteel Ltd. ...........................   220,000                   298,305
Pohang Iron & Steel Co. Ltd.
  (ADR) .................................    15,000                   261,562
Rautaruukki Oy ..........................    72,872                   588,222
Usinor Sacilor ..........................    47,000                   678,624
                                                                   ----------
                                                                    2,646,381
                                                                   ----------
  TOTAL BASIC MATERIALS (0.8%) ..........                          14,224,735
                                                                   ----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.8%)
USA Waste Services, Inc.* ...............   162,900                 6,393,825
U.S. Filter Corp.* ......................    45,000                 1,347,187
Waste Management, Inc. ..................   217,200                 5,973,000
                                                                   ----------
                                                                   13,714,012
                                                                   ----------
PRINTING, PUBLISHING &
  BROADCASTING (1.7%)
Cablevision Systems Corp.
  (Class A)* ............................    43,500                 4,165,125
Carlton Communications PLC ..............   134,500                 1,038,815
CBS Corp. ...............................   167,500                 4,930,781
Liberty Media Group (Class A)*              218,700                 7,927,875
New Straits Times Press BHD .............    65,000                    80,550
New York Times Co. (Class A) ............    87,840                 5,808,420
Nippon Television Network
  Corp. .................................       600                   176,126
Reader's Digest Association, Inc.
  (Class A) .............................    40,000                   945,000


===================================================================================
                                            NUMBER                    VALUE
                                           OF SHARES                (NOTE 1)
-----------------------------------------------------------------------------------
Reed International PLC ..................     5,000                $   50,121
Television Broadcasts Ltd. ..............    10,000                    28,520
Time Warner, Inc. .......................    58,100                 3,602,200
Tokyo Broadcasting System, Inc.               7,000                    88,523
United News & Media PLC .................    95,571                 1,088,372
                                                                   ----------
                                                                   29,930,428
                                                                   ----------
PROFESSIONAL SERVICES (0.0%)
Asatsu, Inc. ............................     3,000                    43,227
Brisa-Auto Estradas de Portugal
  SA* ...................................     2,800                   100,301
Meitec ..................................    11,000                   309,408
                                                                   ----------
                                                                      452,936
                                                                   ----------
TRUCKING, SHIPPING (0.4%)
Bergesen Dy AS (A Shares) ...............    47,300                 1,114,327
Frontline Ltd.* .........................   140,000                   564,868
Knightsbridge Tankers Ltd. ..............    64,500                 1,826,156
OMI Corp.* ..............................   313,200                 2,877,525
                                                                   ----------
                                                                    6,382,876
                                                                   ----------
  TOTAL BUSINESS SERVICES (2.9%)                                   50,480,252
                                                                   ----------
CAPITAL GOODS
AEROSPACE (0.1%)
British Aerospace .......................    50,710                 1,445,810
                                                                   ----------
BUILDING & CONSTRUCTION (0.3%)
Beazer Group PLC ........................   187,000                   494,750
Bouygues ................................    10,708                 1,213,401
Daito Trust Construction Co.
  Ltd. ..................................    65,000                   397,049
GTM Entrepose ...........................     9,953                   669,762
Makita Corp. ............................    89,000                   852,654
National House Industrial Co. ...........    53,000                   363,556
Sho Bond Corp. ..........................    10,000                   180,878
Suido Kiko Kaisha .......................     1,000                     2,008
Societe Technip .........................    10,350                 1,092,008
Toda Corp. ..............................   143,000                   389,078
                                                                   ----------
                                                                    5,655,144
                                                                   ----------
BUILDING MATERIALS &
  FOREST PRODUCTS (0.5%)
BPB PLC .................................   103,100                   576,044
Fujikura Ltd. ...........................    34,000                   225,147
Holderbank Financiere Glaris
  AG ....................................     1,385                 1,130,380
Martin Marietta Materials, Inc. .........   110,000                 4,021,875
Matsushita Electric Works Ltd. ..........   104,000                   900,709
Nichiha Corp. ...........................    14,600                    89,295
Rugby Group PLC .........................   447,460                 1,000,026
                                                                   ----------
                                                                    7,943,476
                                                                   ----------
ELECTRICAL EQUIPMENT (1.3%)
Daikin Industries Ltd. ..................   140,000                   527,917
General Electric Co. ....................   231,000                16,949,625
Johnson Electric Holdings Ltd. ..........   258,000                   742,470
Legrand SA ..............................     3,800                   757,032
Mabuchi Motor Co. .......................     1,700                    86,384
Pioneer Electric Corp. ..................    66,000                 1,016,746
Sony Corp. ..............................    16,500                 1,466,948
Sumitomo Electric Industries ............    56,000                   763,978
                                                                   ----------
                                                                   22,311,100
                                                                   ----------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                          NUMBER                   VALUE
                                         OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
MACHINERY (1.6%)
Allied Signal, Inc. ..................   152,400                $ 5,934,075
Cie Generale de Geophysique
  SA (ADR)* ..........................    56,108                  1,437,768
Coltec Industries, Inc.* .............   115,000                  2,666,562
Fujitec Co. Ltd. .....................    96,000                    529,757
Ishikawajima Harima Heavy
  Industries Co. Ltd. ................   130,000                    194,290
KSB AG ...............................     2,600                    570,889
Legris Industries SA .................    17,300                    600,764
Mitsubishi Heavy Industries Ltd.          80,000                    333,550
Nitta Corp. ..........................     8,000                     80,935
Nitto Kohki Co. Ltd. .................     4,000                     43,533
Rauma Oy .............................     1,234                     19,243
Schindler Holding AG
  Participating Certificate ..........       915                    953,530
Schindler Holding AG
  Registered .........................       450                    483,430
Siebe PLC ............................    50,000                    981,874
SMC Corp. ............................     2,000                    176,279
Stork N.V. ...........................    18,000                    621,409
TI Group PLC .........................   123,795                    943,928
United Technologies Corp. ............   158,100                 11,511,656
Valmet Oy* ...........................    31,000                    427,669
                                                                -----------
                                                                 28,511,141
                                                                -----------
  TOTAL CAPITAL GOODS (3.8%) .........                           65,866,671
                                                                -----------
CONSUMER CYCLICALS
AIRLINES (0.0%)
Lufthansa AG .........................    21,000                    394,563
Singapore Airlines Ltd. ..............    12,000                     78,501
Virgin Express Holdings PLC
  (ADR)* .............................    10,400                    215,800
                                                                -----------
                                                                    688,864
                                                                -----------
APPAREL, TEXTILE (0.1%)
Liz Claiborne, Inc. ..................    30,000                  1,254,375
Onward Kashiyama Co. Ltd. ............    79,000                    914,275
                                                                -----------
                                                                  2,168,650
                                                                -----------
AUTO RELATED (0.5%)
Continental AG .......................    55,000                  1,238,222
Minebea Co. Ltd. .....................    14,000                    150,220
NGK Spark Plug Co. ...................    69,000                    391,339
Republic Industries, Inc.* ...........   219,700                  5,121,756
Sumitomo Rubber Industries,
  Inc. ...............................   129,000                    544,771
Toyoda Automatic Loom Works
  Ltd. ...............................    70,000                  1,287,603
                                                                -----------
                                                                  8,733,911
                                                                -----------
AUTOS & TRUCKS (0.4%)
Bajaj Auto Ltd. (GDR) ................     7,500                    148,125
Harley-Davidson, Inc. ................   234,000                  6,405,750
Honda Motor Co. Ltd. .................     1,000                     36,712
UMW Holdings BHD .....................   188,000                    142,589
Volkswagen AG ........................     1,000                    558,659
                                                                -----------
                                                                  7,291,835
                                                                -----------
FOOD SERVICES, LODGING (0.9%)
Accor SA .............................     1,400                    260,297
Choice Hotels Scandinavia ASA*+          108,000                    365,566
Compass Group PLC ....................   144,200                  1,774,864



===============================================================================
                                          NUMBER                   VALUE
                                        OF SHARES                 (NOTE 1)
-------------------------------------------------------------------------------
Host Marriott Corp.* .................   138,200                $ 2,712,175
ITT Corp.* ...........................   101,000                  8,370,375
John Q Hammons Hotels, Inc.
  (Class A)* .........................   191,800                  1,726,200
                                                                -----------
                                                                 15,209,477
                                                                -----------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.8%)
Hunter Douglas N.V. ..................    22,000                    770,350
Moulinex* ............................    17,000                    420,022
Sunbeam Corp. ........................   295,500                 12,447,937
                                                                -----------
                                                                 13,638,309
                                                                -----------
LEISURE RELATED (1.4%)
Berjaya Sports Toto BHD ..............   140,000                    358,144
Carnival Corp. (Class A) .............   116,500                  6,451,187
Cendant Corp.* .......................   125,300                  4,307,187
Cyrk, Inc.* ..........................   220,600                  2,137,063
Disney (Walt) Co. ....................    63,100                  6,250,844
EMI Group PLC ........................    12,000                    100,176
Granada Group PLC ....................    88,900                  1,358,635
Hoyts Cinemas Group+ .................    45,000                     79,151
Ladbroke Group PLC ...................   279,118                  1,210,904
NAMCO Ltd. ...........................     1,000                     29,048
Nintendo Co. Ltd. ....................     1,000                     98,103
Nippon Broadcasting System ...........     5,000                    197,739
Toei Co. Ltd. ........................     8,000                     29,124
@Entertainment, Inc.* ................    57,500                    639,687
                                                                -----------
                                                                 23,246,992
                                                                -----------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co. ..................    26,000                    996,359
Noritsu Koki Co. Ltd. ................    11,200                    276,405
                                                                -----------
                                                                  1,272,764
                                                                -----------
RETAIL--GENERAL (2.1%)
Aldeasa SA* ..........................    16,494                    349,692
Boots Co. PLC ........................    74,700                  1,075,946
BAA PLC ..............................   154,200                  1,261,920
Dayton Hudson Corp. ..................   157,000                 10,597,500
Dickson Concepts International
  Ltd. ...............................   161,000                    234,779
Fingerhut Companies, Inc. ............   105,500                  2,255,062
Home Depot, Inc. .....................   163,300                  9,614,287
Kingfisher PLC .......................    76,163                  1,061,348
Kohl's Corp.* ........................    93,000                  6,335,625
Kokuyo Co. Ltd. ......................    25,000                    431,117
Limited, Inc. ........................   100,000                  2,550,000
Paris Miki, Inc. .....................     3,800                     40,774
Sato Corp. ...........................     8,800                    149,730
Smith (W.H.) Group PLC ...............    25,000                    159,811
Vendex International N.V. ............    11,000                    607,057
                                                                -----------
                                                                 36,724,648
                                                                -----------
  TOTAL CONSUMER CYCLICALS (6.3%)                               108,975,450
                                                                -----------
CONSUMER NONCYCLICALS
BEVERAGES (0.9%)
Bass PLC .............................    26,400                    409,755
Coca-Cola Co. ........................   183,120                 12,200,370
Diageo PLC ...........................    58,000                    533,269
Scottish & Newcastle PLC .............   100,000                  1,225,083
Whitbread PLC ........................    92,500                  1,354,370
                                                                -----------
                                                                 15,722,847
                                                                -----------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                           NUMBER                VALUE
                                          OF SHARES            (NOTE 1)
-------------------------------------------------------------------------------
CONTAINERS (0.8%)
Owens-Illinois, Inc.* ..............        50,000            $ 1,896,875
Schmalbach Lubeca AG ...............         8,300              1,384,141
Sealed Air Corp.* ..................       164,500             10,157,875
                                                              -----------
                                                               13,438,891
                                                              -----------
DRUGS (2.5%)
Astra AB (A Shares) ................        30,000                519,528
Centocor, Inc.* ....................       237,503              7,896,975
Daiichi Pharmaceutical Co. .........        79,000                890,056
Merck KGAA .........................        18,700                628,895
Merck & Co., Inc. ..................        92,160              9,792,000
Novartis AG ........................         1,800              2,920,917
Orion-Yhtyma Oy (B Shares) .........        37,800                998,578
Pfizer, Inc. .......................       182,112             13,578,726
Rohto Pharmaceutical Co. Ltd. ......         9,000                 57,942
Sankyo Co. Ltd. ....................         6,000                135,658
Santen Pharmaceutical Co. Ltd. .....        22,000                252,922
Schering Plough Corp. ..............        80,000              4,970,000
SmithKline Beecham PLC .............        10,000                102,378
Taisho Pharmaceutical Co. ..........         4,000                102,089
Yamanouchi Pharmaceutical Co.
  Ltd. .............................        21,000                450,661
                                                              -----------
                                                               43,297,325
                                                              -----------
FOODS (1.1%)
Campbell Soup Co. ..................       136,335              7,924,472
Huhtamaki Oy Series I ..............        11,550                476,752
Nestle SA ..........................         1,150              1,723,622
Orkla ASA `A' ......................         8,300                713,599
Parmalat Finanziaria Spa ...........       503,700                720,385
Rite Aid Corp. .....................        40,000              2,347,500
Tyson Foods, Inc. ..................       225,000              4,612,500
                                                              -----------
                                                               18,518,830
                                                              -----------
HOSPITAL SUPPLIES & SERVICES (1.0%)
Columbia/HCA Healthcare Corp.               90,000              2,666,250
Medtronic, Inc. ....................       202,906             10,614,520
PT Tempo Scan Pacific ..............       206,000                 15,918
United Healthcare Corp. ............        90,000              4,471,875
                                                              -----------
                                                               17,768,563
                                                              -----------
RETAIL--FOOD (0.4%)
Delhaize-Le Lion SA ................         8,800                446,520
Familymart Co. .....................        88,500              3,174,401
Promodes ...........................         2,200                912,752
Santa Isabel S.A. (ADR) ............         3,000                 52,500
Seven-Eleven Japan Co. Ltd. ........         4,000                283,273
Woolworths Ltd. ....................       569,991              1,904,871
                                                              -----------
                                                                6,774,317
                                                              -----------
SOAPS & TOILETRIES (1.2%)
Avon Products, Inc. ................       125,720              7,716,065
Gillette Corp. .....................       130,310             13,088,011
                                                              -----------
                                                               20,804,076
                                                              -----------
TOBACCO (1.5%)
Imperial Tobacco Group PLC .........        11,600                 73,009
Japan Tobacco, Inc. ................           197              1,398,138
Philip Morris Cos., Inc. ...........       467,900             21,201,719
Seita ..............................        29,200              1,047,969
Swedish Match AB ...................        54,700                182,565


===============================================================================
                                            NUMBER                VALUE
                                           OF SHARES            (NOTE 1)
-------------------------------------------------------------------------------
Tabacalera SA--A ...................        11,000            $   891,697
                                                              -----------
                                                               24,795,097
                                                              -----------
  TOTAL CONSUMER NONCYCLICALS (9.4%)                          161,119,946
                                                              -----------
CREDIT SENSITIVE
BANKS (2.1%)
Allied Irish Bank ..................       225,000              2,147,134
AMMB Holdings BHD ..................        78,000                 51,138
Banco Bilbao Vizcaya SA ............        54,900              1,776,547
BPI-SGPS SA* .......................        12,000                291,769
Banco Santander SA .................        29,100                972,228
Bangkok Bank Public Ltd. ...........        20,000                 49,844
Bank of Tokyo-Mitsubishi Ltd. ......        15,000                206,936
Banque Nationale de Paris ..........        13,700                728,193
Chase Manhattan Corp. ..............       101,300             11,092,350
Citicorp ...........................        75,700              9,571,319
Credito Italiano Spa ...............       500,000              1,541,832
Dao Heng Bank Group Ltd. ...........        30,000                 74,913
Den Norske Bank ASA ................       201,000                947,061
Erste Bank Der
  Oesterreichischen Sparkassen
  AG* ..............................         3,740                186,386
Forenings Sparbanken AB
  (A Shares) .......................        40,000                909,331
Istituto Mobiliare Italiano ........        84,700              1,005,483
Long-Term Credit Bank of Japan             230,000                368,423
Philippine Commercial
  International Bank ...............         5,000                 14,198
PT Bank Dagang Nasional
  Indonesia Tbk ....................     1,230,000                 78,273
Seventy-Seven Bank Ltd. ............       123,000                876,720
Shizuoka Bank Ltd. .................         4,000                 42,920
Skandinaviska Enskilda Banken
  (Series A) .......................        25,370                321,123
Societe Generale ...................         9,028              1,230,034
State Bank of India (GDR)+ .........        27,000                491,400
Sumitomo Bank Ltd. .................         8,000                 91,358
Suncorp-Metway Ltd.* ...............        74,330                186,425
Thai Farmers Bank Public
  Co.--Warrants* ...................         2,875                    173
Toho Bank ..........................        10,000                 39,854
United Overseas Bank Ltd. ..........         4,000                 22,242
Wing Hang Bank Ltd. ................       161,000                455,014
Yamaguchi Bank .....................        70,000                858,402
                                                              -----------
                                                               36,629,023
                                                              -----------
FINANCIAL SERVICES (3.2%)
Aiful Corp.* .......................         2,400                162,790
Associates First Capital Corp. .....        43,000              3,058,375
Beneficial Corp. ...................        50,800              4,222,750
Credit Saison Co. ..................        14,400                355,378
Fleet Financial Group, Inc. ........        46,300              3,469,606
Green Tree Financial Corp. .........       153,400              4,017,162
MBNA Corp. .........................       481,125             13,140,727
Merrill Lynch & Co., Inc. ..........        72,400              5,280,675
Morgan Stanley, Dean Witter,
  Discover & Co. ...................       305,700             18,074,513
Newcourt Credit Group Inc.* ........        25,000                834,375
Nichiei Co. Ltd. ...................           500                 53,267
Peregrine Investment Holdings
  Ltd. .............................       472,000                335,011
PMI Group, Inc. ....................        14,600              1,055,763

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                             NUMBER                 VALUE
                                           OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Sanyo Shinpan Finance Co. Ltd. .........     1,200                $    53,068
Takefuji Corp. .........................     5,000                    229,546
Worms Et Compagnie .....................     2,500                    184,847
                                                                  -----------
                                                                   54,527,853
                                                                  -----------
INSURANCE (3.0%)
ASR Verzekeringsgroep N.V. .............    10,000                    543,979
Assurances Generales de France              37,995                  2,013,227
Catalana Occidente SA ..................     1,030                     52,463
Corporacion Mapfre Cia Inter
  SA ...................................    14,000                    371,250
Fortis Amev N.V. .......................    37,281                  1,625,350
General Accident PLC ...................    42,200                    731,616
ING Groep N.V. .........................    50,000                  2,105,886
Irish Life PLC .........................   100,000                    568,025
Life Re Corp. ..........................   140,500                  9,158,844
MGIC Investment Corp. ..................    67,000                  4,455,500
PennCorp Financial Group, Inc. .........   135,700                  4,842,794
Providian Financial Corp. ..............    65,000                  2,937,188
QBE Insurance Group Ltd. ...............   201,250                    905,536
Royal & Sun Alliance Insurance
  Group PLC ............................   100,936                  1,016,774
Travelers Group, Inc. ..................   320,199                 17,250,721
Trygg-Hansa AB (B Shares) ..............     3,600                    110,631
United Assurance Group PLC .............    71,600                    617,718
Willis Corroon Group PLC
  (ADR) ................................    87,800                  1,081,037
Zurich Versicherungs ...................     2,130                  1,015,050
                                                                  -----------
                                                                   51,403,589
                                                                  -----------
REAL ESTATE (0.5%)
Boston Properties, Inc. ................    84,200                  2,783,863
City Developments Ltd. .................     8,000                     37,110
Daibiru Corp. ..........................     4,000                     29,278
Glenborough Realty Trust, Inc. .........    70,000                  2,073,750
Spieker Properties, Inc. ...............    40,000                  1,715,000
Sumitomo Realty &
  Development Co. Ltd. .................    16,000                     91,972
Unibail SA .............................     7,880                    786,887
Vornado Realty Trust ...................    20,000                    938,750
                                                                  -----------
                                                                    8,456,610
                                                                  -----------
UTILITY--ELECTRIC (0.7%)
AES Corp.* .............................   113,800                  5,305,925
Cia Paranaense de Energia-Copel
  (ADR) ................................    54,000                    739,125
Energy Group PLC .......................    58,840                    649,770
Hong Kong Electric Holdings
  Ltd. .................................   179,000                    680,288
Malakoff BHD ...........................    90,000                    187,428
Manila Electric Co. ....................    16,620                     54,990
National Grid Group PLC ................    20,000                     94,983
Powergen PLC ...........................   108,000                  1,405,617
Veba AG ................................    35,000                  2,383,335
                                                                  -----------
                                                                   11,501,461
                                                                  -----------
UTILITY--GAS (0.2%)
Anglian Water PLC ......................   128,600                  1,754,030
Scottish Power PLC .....................   220,000                  1,945,015
                                                                  -----------
                                                                    3,699,045
                                                                  -----------

==================================================================================
                                           NUMBER                    VALUE
                                          OF SHARES                 (NOTE 1)
----------------------------------------------------------------------------------
UTILITY--TELEPHONE (1.1%)
British Telecommunications PLC..........   186,600                $ 1,467,275
Cable & Wireless PLC ...................   109,200                    960,051
Philippine Long Distance
  Telephone Co. ........................    10,000                    217,284
Telecom Italia Spa .....................   311,550                  1,990,116
Telefonica de Espana ...................    57,000                  1,627,502
Telekom Malaysia BHD ...................   150,000                    443,502
Telephone & Data Systems, Inc. .........    39,700                  1,848,531
Teleport Communications Group,
  Inc. (Class A)* ......................   193,400                 10,612,825
                                                                  -----------
                                                                   19,167,086
                                                                  -----------
  TOTAL CREDIT SENSITIVE (10.8%)                                  185,384,667
                                                                  -----------
ENERGY
COAL & GAS PIPELINES (0.1%)
BG PLC .................................   164,117                    738,963
BG PLC-`B'* ............................   186,000                     88,640
OMV AG .................................     1,400                    193,960
                                                                  -----------
                                                                    1,021,563
                                                                  -----------
OIL--DOMESTIC (1.5%)
Apache Corp. ...........................   130,400                  4,572,150
Louis Dreyfus Natural Gas
  Corp.* ...............................   245,400                  4,585,913
Murphy Oil Corp. .......................    40,000                  2,167,500
Tom Brown, Inc.* .......................   121,000                  2,329,250
Union Pacific Resources Group,
  Inc. .................................   176,800                  4,287,400
USX-Marathon Group .....................   259,700                  8,764,875
                                                                  -----------
                                                                   26,707,088
                                                                  -----------
OIL--INTERNATIONAL (1.1%)
AO Tatneft (ADR) .......................    29,000                  4,132,500
British Petroleum Co. PLC ..............    98,700                  1,297,553
Elf Aquitaine ..........................    18,800                  2,186,591
Gulf Canada Resources Ltd.* ............   916,000                  6,412,000
Gulf Indonesia Resources Ltd.* .........    30,700                    675,400
Petroleo Brasileiro S.A. (ADR) .........    15,000                    350,799
Repsol SA ..............................    13,950                    595,176
Shell Transport & Trading Co.
  PLC ..................................   178,950                  1,293,905
Total SA--B ............................    26,234                  2,855,075
                                                                  -----------
                                                                   19,798,999
                                                                  -----------
OIL--SUPPLIES & CONSTRUCTION (2.8%)
Baker Hughes, Inc. .....................    90,000                  3,926,250
BJ Services Co.* .......................    30,000                  2,158,125
Canadian Fracmaster Ltd. ...............    47,100                    691,944
Canadian Fracmaster Ltd.
  Installment Receipt*+ ................   133,800                  1,123,229
Dresser Industries, Inc. ...............   133,900                  5,615,431
Fugro N.V.* ............................    10,000                    304,786
Halliburton Co. ........................   186,400                  9,681,150
Nabors Industries, Inc.* ...............   362,900                 11,408,669
Noble Drilling Corp.* ..................   383,700                 11,750,813
Parker Drilling Co.* ...................    92,300                  1,124,906
                                                                  -----------
                                                                   47,785,303
                                                                  -----------
  TOTAL ENERGY (5.5%) ..................                           95,312,953
                                                                  -----------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                           NUMBER               VALUE
                                          OF SHARES           (NOTE 1)
-------------------------------------------------------------------------------
TECHNOLOGY
ELECTRONICS (2.1%)
Altera Corp.* .....................        91,000            $ 3,014,375
Applied Materials, Inc.* ..........       153,600              4,627,200
Cisco Systems, Inc.* ..............       339,000             18,899,250
Fujimi, Inc. ......................         2,000                 85,074
Hoya Corp. ........................         8,000                251,389
Leitch Technology Corp.* ..........        10,000                300,815
Micronics Japan Co. Ltd. ..........         7,000                120,713
National Semiconductor Corp.* .....       182,000              4,720,625
Nikon Corp. .......................        10,000                 98,870
Rohm Co. Ltd. .....................         2,000                203,870
Sankyo Engineering Co. ............         6,000                 18,394
SMH AG ............................         4,850                654,194
Sterling Commerce, Inc.* ..........        40,000              1,537,500
TDK Corp. .........................         5,000                377,084
Tokyo Cathode Laboratory Co.*......         5,400                 53,390
TOWA Corp. ........................           800                 16,616
Varitronix International Ltd. .....       469,000                804,968
Yokogawa Electric Corp. ...........        12,000                 74,129
                                                             -----------
                                                              35,858,456
                                                             -----------
OFFICE EQUIPMENT (1.6%)
Barco N.V. ........................         4,314                791,752
Canon, Inc. .......................         2,000                 46,599
Ceridian Corp.* ...................       101,300              4,640,806
Compaq Computer Corp. .............       180,125             10,165,805
Dell Computer Corp.* ..............       105,800              8,887,200
Policy Management Systems
  Corp.* ..........................        44,900              3,123,356
                                                             -----------
                                                              27,655,518
                                                             -----------
OFFICE EQUIPMENT SERVICES (0.4%)
Data Communication System Co.               6,000                 79,096
First Data Corp. ..................       127,600              3,732,300
Fuji Soft ABC, Inc. ...............         4,200                143,890
INES Corp. ........................         6,000                 46,446
Nippon System Development .........         3,200                 65,729
Oracle Corp.* .....................       105,500              2,353,969
                                                             -----------
                                                               6,421,430
                                                             -----------
TELECOMMUNICATIONS (2.8%)
ADC Telecommunications, Inc.*             205,700              8,587,975
Asia Satellite
  Telecommunications Holdings
  Ltd. ............................       120,000                205,188
DDI Corp. .........................           240                634,604
DSC Communications Corp.* .........        40,000                960,000
Energis PLC* ......................       165,000                691,420
Intermedia Communications,
  Inc.* ...........................           363                 22,052
Lucent Technologies, Inc. .........       107,000              8,546,625
MCI Communications Corp. ..........        80,000              3,425,000
Nextel Communications, Inc.
  (Class A)* ......................        69,500              1,807,000
PT Indosat ........................       419,000                777,055
PT Telekomunikasi Indonesia .......       309,000                164,332
SK Telecom Co. Ltd. (ADR)* ........        85,655                556,756
Tele-Communications TCI
  Ventures Group (Class A)* .......       100,000              2,831,250
Tellabs, Inc.* ....................       113,500              6,001,313
Videsh Sanchar Nigam Ltd.
  (GDR)+* .........................        28,400                395,612


===============================================================================
                                          NUMBER                VALUE
                                         OF SHARES            (NOTE 1)
-------------------------------------------------------------------------------
Vodafone Group PLC ................       160,000            $ 1,154,257
WorldCom, Inc.* ...................       383,850             11,611,463
                                                             -----------
                                                              48,371,902
                                                             -----------
  TOTAL TECHNOLOGY (6.9%) .........                          118,307,306
                                                             -----------
DIVERSIFIED
MISCELLANEOUS (1.4%)
BTR PLC ...........................       180,000                544,262
Cie Generale des Eaux .............         8,259              1,152,706
Citic Pacific Ltd. ................        60,000                238,482
First Pacific Co. .................       397,685                192,453
Montedison Spa ....................     1,113,000                999,750
Smith (Howard) Ltd. ...............        35,000                290,481
Swire Pacific Ltd. (Class A) ......        57,000                312,621
Tomkins PLC .......................       160,000                765,123
Tyco International Ltd. ...........       343,518             15,479,780
U.S. Industries, Inc. .............       161,400              4,862,175
                                                             -----------
  TOTAL DIVERSIFIED (1.4%) ........                           24,837,833
                                                             -----------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (47.8%)
  (Cost $666,960,804) .............                          824,509,813
                                                             -----------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA .......................        15,180                949,304
                                                             -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
Republic Industries, Inc.
  6.5% Exch. Conv. ................        46,100              1,083,350
                                                             -----------
PRINTING, PUBLISHING &
  BROADCASTING (0.0%)
ProSieben Media AG* ...............         5,000                229,300
                                                             -----------
TRUCKING, SHIPPING (0.0%)
CNF Trust I
  5.0% Conv. Series A .............        19,000              1,083,000
                                                             -----------
  TOTAL BUSINESS SERVICES (0.1%)                               2,395,650
                                                             -----------
CAPITAL GOODS (0.1%)
AEROSPACE
Loral Space & Communications
  6.0% Conv. ......................        37,700              2,318,550
                                                             -----------
CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Finance
  Trust
  8.5% Conv. ......................        18,100              1,862,037
                                                             -----------
RETAIL--GENERAL (0.0%)
Hornbach Holding AG ...............         8,010                552,122
                                                             -----------
  TOTAL CONSUMER CYCLICALS (0.1%)                              2,414,159
                                                             -----------
CREDIT SENSITIVE (0.1%)
UTILITY--ELECTRIC
AES Trust I
  5.375% Conv. Series A ...........        23,000              1,650,250
                                                             -----------
ENERGY (0.1%)
OIL--DOMESTIC
Devon Financing Trust
  $3.25 Conv. .....................        11,600                849,700
                                                             -----------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

===============================================================================
                                                NUMBER              VALUE
                                               OF SHARES           (NOTE 1)
-------------------------------------------------------------------------------
TECHNOLOGY
TELECOMMUNICATIONS (0.6%)
Intermedia Communications, Inc.:
 7.0% Conv. Series D .................            20,500        $  840,500
 7.0% Conv.+ .........................            28,900         1,184,900
Mobile Telecommunications
  $2.25 Conv. ........................            28,000           938,000
Nextel Strypes Trust
  7.25% Conv. ........................            54,400         1,292,000
Nokia Oyj (A Shares) .................            14,100         1,001,055
QualComm Financial Trust:
  5.75% Conv. ........................             6,400           299,600
 5.75% Conv.+ ........................            36,800         1,722,700
WorldCom, Inc.
  8.0% Conv. .........................            30,700         3,219,663
                                                                ----------
  TOTAL TECHNOLOGY (0.6%) ............                          10,498,418
                                                                ----------
TOTAL PREFERRED STOCKS (1.2%)
  (Cost $17,920,454)..................                          21,076,031
                                                                ----------
                                               PRINCIPAL
                                                AMOUNT
                                               ---------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PROFESSIONAL SERVICES (0.1%)
Career Horizons, Inc.
  7.0% Conv., 11/01/02 ...............        $  710,000         1,476,800
Personnel Group of America:
  5.75% Conv., 07/01/04 ..............           110,000           124,850
 5.75% Conv., 07/01/04+ ..............           370,000           419,950
                                                                ----------
  TOTAL BUSINESS SERVICES (0.1%)                                 2,021,600
                                                                ----------
CAPITAL GOODS
AEROSPACE (0.1%)
Orbital Sciences Corp.
  5.0% Conv., 10/01/02+ ..............           590,000           753,725
                                                                ----------
BUILDING & CONSTRUCTION (0.0%)
Halter Marine Group, Inc.
  4.5% Conv., 09/15/04+ ..............           670,000           752,912
                                                                ----------
MACHINERY (0.1%)
DII Group, Inc.
  6.0% Conv., 10/15/02+ ..............         1,005,000         1,536,444
                                                                ----------
  TOTAL CAPITAL GOODS (0.2%) .........                           3,043,081
                                                                ----------
CONSUMER CYCLICALS
FOOD SERVICES, LODGING (0.2%)
Cendant Corp.
  4.75% Conv., 03/01/03 ..............         2,050,000         2,757,250
                                                                ----------
RETAIL--GENERAL (0.1%)
U.S. Office Products Co.
  5.5% Conv., 02/01/01 ...............         1,455,000         1,729,631
                                                                ----------
  TOTAL CONSUMER CYCLICALS (0.3%)                                4,486,881
                                                                ----------
CONSUMER NONCYCLICALS
DRUGS (0.2%)
MedImmune, Inc.:
 7.0% Conv., 07/01/03 ................           615,000         1,398,356
 7.0% Conv. Sub., 07/01/03+ ..........           500,000         1,136,875

========================================================================
                                          PRINCIPAL           VALUE
                                            AMOUNT           (NOTE 1)
------------------------------------------------------------------------
Quintiles Transnational Corp.:
  4.25% Conv., 05/31/00 .............. $    370,000         $   415,787
 4.25% Conv., 05/31/00+ ..............      580,000             651,775
                                                            -----------
                                                              3,602,793
                                                            -----------
HOSPITAL SUPPLIES &
  SERVICES (0.2%)
FPA Medical Management, Inc.:
  6.5% Conv., 12/15/01 ...............      810,000             826,200
 6.5% Conv., 12/15/01+ ...............      540,000             550,800
RES-Care, Inc.
  6.0% Conv., 12/01/04+ ..............    1,095,000           1,248,300
                                                            -----------
                                                              2,625,300
                                                            -----------
MEDIA & CABLE (1.9%)
Time Warner Entertainment Co.
  8.375%, 03/15/23 ...................   23,580,000          26,909,024
Turner Broadcasting System, Inc.
  8.375%, 07/01/13 ...................    5,530,000           6,204,771
                                                            -----------
                                                             33,113,795
                                                            -----------
  TOTAL CONSUMER NONCYCLICALS (2.3%)                         39,341,888
                                                            -----------
CREDIT SENSITIVE
BANKS (1.6%)
ABN Amro Bank NV
  7.125%, 06/18/07 ...................   25,375,000          26,528,801
Sumitomo Bank International
  0.75% Conv., 05/31/01 ........... Yen 101,000,000             810,864
                                                            -----------
                                                             27,339,665
                                                            -----------
FINANCIAL SERVICES (0.7%)
Commercial Credit Co.
  6.125%, 12/01/05 ................... $ 10,000,000           9,810,400
RAC Financial Group, Inc.:
 7.25% Conv., 08/15/03 ...............      195,000             469,950
 7.25% Conv. Sub., 08/15/03+ .........      625,000           1,506,250
                                                            -----------
                                                             11,786,600
                                                            -----------
INSURANCE (1.5%)
John Hancock Mutual Life
  Insurance Co.
  7.375%, 02/15/24+ ..................   23,750,000          24,918,262
Penn Treaty American Corp.:
 6.25% Conv., 12/01/03 ...............      330,000             425,287
 6.25% Conv., 12/01/03+ ..............      905,000           1,166,319
                                                            -----------
                                                             26,509,868
                                                            -----------
MORTGAGE RELATED (7.2%)
Federal Home Loan Mortgage
  Corp.:
  7.0%, 09/01/11 .....................   25,507,811          25,898,412
 7.0%, 01/01/12 ......................    5,527,207           5,611,845
Federal National Mortgage
  Association:
  6.5%, 09/01/11 .....................   16,671,267          16,718,113
 6.5%, 06/01/11 ......................   40,495,952          40,749,052
 7.0%, 05/01/26 ......................   26,800,480          27,051,601
 7.0%, 09/01/27 ......................    8,695,225           8,757,657
                                                            -----------
                                                            124,786,680
                                                            -----------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

====================================================================================
                                                   PRINCIPAL                VALUE
                                                    AMOUNT                 (NOTE 1)
------------------------------------------------------------------------------------
U.S. GOVERNMENT (28.9%)
U.S. Treasury:
 6.125% Note, 08/31/98 ....................       $15,000,000         $   15,051,570
 6.375% Note, 05/15/99 ....................        52,000,000             52,471,276
 6.75% Note, 04/30/00 .....................        21,600,000             22,092,761
 6.0% Note, 08/15/00 ......................        68,850,000             69,344,894
 6.25% Note, 04/30/01 .....................        43,000,000             43,671,875
 6.5% Note, 08/31/01 ......................        81,600,000             83,614,541
 6.5% Note, 05/31/02 ......................        86,335,000             88,871,091
 5.75% Note, 08/15/03 .....................        21,700,000             21,720,355
 6.875% Note, 05/15/06 ....................        41,085,000             43,973,810
 6.125% Bond, 11/15/27 ....................        55,405,000             56,928,637
                                                                      --------------
                                                                         497,740,810
                                                                      --------------
  TOTAL CREDIT SENSITIVE (39.9%)                                         688,163,623
                                                                    --------------
ENERGY
COAL & GAS PIPELINES (0.1%)
Nabors Industries, Inc.
  5.0% Conv., 05/15/06 ....................         1,125,000              2,036,250
                                                                      --------------
GAS (0.4%)
RAS Laffan Liquid Natural Gas
  8.294%, 03/15/14+ .......................         7,730,000              7,273,976
                                                                      --------------
OIL--SUPPLIES &
  CONSTRUCTION (0.2%)
Diamond Offshore Drilling, Inc.
  3.75% Conv. Sub. Note,
  02/15/07 ................................         1,090,000              1,442,887
Parker Drilling Corp.
  5.5% Conv. Sub., 08/01/04 ...............           960,000              1,029,000
Seacor Holdings, Inc.:
  5.375% Conv., 11/15/06 ..................            90,000                101,925
 5.375% Conv., 11/15/06+ ..................           755,000                855,037
                                                                      --------------
                                                                           3,428,849
                                                                      --------------
  TOTAL ENERGY (0.7%) .....................                               12,739,075
                                                                      --------------
TECHNOLOGY
ELECTRONICS (1.3%)
Altera Corp.
  5.75% Conv. Sub. Note,
  06/15/02+ ...............................         1,465,000              2,010,712
Baan Co.:
  4.5% Conv. Sub. Note,
  12/15/01+ ...............................           805,000              1,233,662
 4.5% Conv. Sub. Note,
  12/15/01 ................................           230,000                352,475
Cymer, Inc.
  3.5% Conv., 08/06/04+(a) ................         1,420,000              1,073,875
Integrated Process Equipment
  6.25% Conv., 09/15/04+ ..................         2,110,000              1,748,663
Level One Communications:
 4.0% Conv., 09/01/04 .....................           360,000                338,400
 4.0% Conv., 09/01/04+ ....................         1,140,000              1,071,600
Photronics, Inc.
  6.0% Conv., 06/01/04 ....................         1,870,000              2,143,488
Quantum Corp.
  5.0% Conv., 03/01/03+ ...................           355,000                644,325
Sanmina Corp.
  5.5% Conv., 08/15/02+ ...................         1,345,000              3,259,944
SCI Systems, Inc.
  5.0% Conv., 05/01/06+ ...................         1,670,000              3,110,375


====================================================================================
                                                   PRINCIPAL                VALUE
                                                    AMOUNT                 (NOTE 1)
------------------------------------------------------------------------------------
Solectron Corp.
  6.0% Conv., 03/01/06+ ...................       $ 1,070,000         $    1,467,238
Wind River Systems, Inc.
  5.0% Conv., 08/01/02+ ...................         1,390,000              1,487,300
Xilinx, Inc.
  5.25% Conv., 11/01/02+ ..................         1,865,000              1,804,388
                                                                      --------------
                                                                          21,746,445
                                                                      --------------
TELECOMMUNICATIONS (0.1%)
Comverse Technology, Inc.:
  5.75% Conv., 10/01/06 ...................           185,000                199,338
 5.75% Conv. Sub., 10/01/06+ ..............         1,605,000              1,729,388
                                                                      --------------
                                                                           1,928,726
                                                                      --------------
  TOTAL TECHNOLOGY (1.4%) .................                               23,675,171
                                                                      --------------
TOTAL LONG-TERM DEBT SECURITIES (44.9%)
  (Cost $752,359,876)......................                              773,471,319
                                                                      --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (5.4%)
Federal Home Loan Mortgage
  Corp.
  6.0%, due 01/02/98 ......................        92,700,000             92,684,550
                                                                      --------------
TOTAL SHORT-TERM DEBT SECURITIES (5.4%)
 (Cost $92,684,550)........................                               92,684,550
                                                                      --------------
TOTAL INVESTMENTS (99.3%)
  (Cost/Amortized Cost $1,529,925,684)                                 1,711,741,713
OTHER ASSETS
  LESS LIABILITIES (0.7%) .................                               12,346,816
                                                                      --------------
NET ASSETS (100.0%) .......................                           $1,724,088,529
                                                                      ==============

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

===============================================
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments
Australia ........................       0.2%
Canada ...........................       0.1
France ...........................       1.1
Germany ..........................       0.6
Japan ............................       1.8
Netherlands ......................       0.6
Scandinavia ......................       0.6
Southeast Asia ...................       0.4
Spain ............................       0.4
Switzerland ......................       0.6
United Kingdom ...................       2.3
United States** ..................      90.8
Other European Countries .........       0.5
                                       -----
                                       100.0%
                                       =====

----------
*   Non-income producing.
**  Includes Short-Term Debt Securities of 5.4%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $68,953,728 or 4.0% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1997.

    Glossary:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1997

                                        NUMBER                   VALUE
                                      OF SHARES                 (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.2%)
AGA AB (A Shares) ...................     3,400                $   46,890
Akzo Nobel N.V. .....................     4,000                   689,665
Asahi Chemical Industry Co. .........    27,000                    91,466
Bayer AG ............................    25,400                   942,466
BOC Group PLC .......................     6,825                   112,268
GP Batteries International Ltd. .....   180,000                   468,867
GP Batteries International Ltd.--
  Warrants* .........................     5,750                     4,719
Imperial Chemical Industries
  PLC ...............................    18,212                   284,614
Indo Gulf Fertilisers &
  Chemicals Corp. Ltd. (GDR)+            50,000                    40,000
Ishihara Sangyo Kaisha Ltd.* ........    90,000                   100,019
Johnson Matthey PLC .................    25,000                   223,900
Kuraray Co. Ltd. ....................     6,000                    49,665
L'Air Liquide .......................     2,035                   318,513
Linde AG ............................       150                    90,970
Mitsui Chemicals, Inc.* .............     9,000                    17,521
Royal Group Technologies Ltd.*           10,000                   231,875
Sanyo Chemicals Industries Ltd. .....     9,000                    52,424
Solvay Et Cie Societe Anonyme .......     1,200                    75,463
Sumitomo Chemical Co. Ltd. ..........    28,000                    64,380
Toray Industries, Inc. ..............    29,000                   130,025
UBE Industries Ltd. .................    14,000                    17,812
                                                               ----------
                                                                4,053,522
                                                               ----------
CHEMICALS--SPECIALTY (0.5%)
Cytec Industries, Inc.* .............    57,900                 2,717,681
Kyowa Hakko Kogyo Co. ...............     8,000                    34,643
NGK Insulators ......................     6,000                    53,344
SGL Carbon AG+ ......................    15,000                 1,917,785
Solutia, Inc. .......................   113,000                 3,015,687
UCAR International, Inc.* ...........     5,000                   199,688
                                                               ----------
                                                                7,938,828
                                                               ----------
METALS & MINING (0.2%)
Alusuisse Lonza Holding AG ..........        90                    86,457
Bethlehem Steel Corp.* ..............   330,000                 2,846,250
Degussa AG ..........................     2,500                   123,683
Granges AB* .........................       550                     8,624
Great Central Mines Ltd. ............    75,000                    80,617
Gwalia Consolidated Ltd.* ...........    88,300                    46,594
Japan Energy Corp. ..................    19,000                    17,911
Mitsubishi Materials Corp. ..........    24,000                    38,628
Randgold Resources Ltd.
  (GDR)*+ ...........................     7,600                    39,900
Rio Tinto Ltd. ......................     5,800                    67,645
Rio Tinto PLC .......................    27,615                   339,895
Sumitomo Metal Mining Co. ...........    10,000                    32,956
Toho Titanium* ......................    48,000                   404,675
WMC Ltd. ............................    40,700                   141,850
                                                               ----------
                                                                4,275,685
                                                               ----------
PAPER (0.2%)
Amcor Ltd. ..........................     8,900                    39,136
Asia Pacific Resources
  International Ltd. (Class A)* .....     5,000                     9,375


                                        NUMBER                  VALUE
                                       OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Asia Pacific Resources
  International Ltd.
  (Class A)--Warrants* ..............     5,000                $      625
Enso Oy (Series R) ..................    30,000                   232,253
Fletcher Challenge Forest ...........     4,256                     3,534
Grupo Industrial Durango
  (ADR)* ............................    12,000                   171,000
Jefferson Smurfit Corp.* ............    79,300                 1,120,113
Nippon Paper Industries Co. .........     2,000                     7,848
Oji Paper Co. Ltd. ..................    22,000                    87,511
Stone Container Corp.* ..............   123,000                 1,283,812
Svenska Cellulosa (Series B) ........     3,200                    71,940
UPM-Kymmene Oy ......................     3,292                    65,829
                                                               ----------
                                                                3,092,976
                                                               ----------
STEEL (0.1%)
Broken Hill Proprietary Co. Ltd.         50,000                   464,157
Kawasaki Steel Corp. ................    54,000                    73,669
Nippon Steel Corp. ..................   217,000                   320,989
NKK Corp. ...........................    85,000                    67,752
Sumitomo Metal Industries ...........   268,000                   343,024
Thyssen AG ..........................       450                    96,056
Usinor Sacilor ......................     3,500                    50,536
                                                               ----------
                                                                1,416,183
                                                               ----------
  TOTAL BASIC MATERIALS (1.2%) ......                          20,777,194
                                                               ----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.4%)
B.U.S. Berzelius Umwelt-Service
  AG ................................    22,000                   293,505
Daiseki Co. Ltd. ....................     7,600                    78,636
Matsuda Sangyo Co. Ltd. .............    12,000                    72,474
Powerscreen International PLC .......    75,000                   752,988
Rentokil Initial PLC ................   177,200                   771,663
Tomra Systems ASA ...................   102,660                 2,293,441
United States Filter Corp.* .........    75,000                 2,245,312
USA Waste Services, Inc.* ...........   177,000                 6,947,250
Waste Management, Inc. ..............   390,500                10,738,750
                                                               ----------
                                                               24,194,019
                                                               ----------
PRINTING, PUBLISHING &
  BROADCASTING (2.8%)
British Sky Broadcasting Group
  PLC ...............................    50,476                   378,240
Cablevision Systems Corp.
  (Class A)* ........................    53,500                 5,122,625
Carlton Communications PLC ..........   200,900                 1,551,657
CBS Corp. ...........................   291,250                 8,573,672
Dai Nippon Printing Co. Ltd. ........    19,000                   356,773
Elsevier N.V. .......................    66,445                 1,074,838
Havas ...............................       200                    14,389
Liberty Media Group (Class A)*          301,150                10,916,688
Mediaset Spa ........................   140,000                   687,733
Mirror Group PLC ....................    70,000                   224,311
New York Times Co. (Class A) ........   100,300                 6,632,337
News Corp. Ltd. .....................    59,900                   330,515
Nippon Television Network
  Corp. .............................     2,000                   587,086
Pegasus Communications Corp.
  (Class A)* ........................     1,128                    22,983
Reader's Digest Association, Inc.
  (Class A) .........................   100,000                 2,362,500
Reed International PLC ..............    80,000                $  801,932

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

                                        NUMBER                   VALUE
                                       OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
Star Publications BHD ...............    20,000                    22,831
Takara Printing Co. .................    11,000                    32,880
Time Warner, Inc. ...................   103,000                 6,386,000
Tokyo Broadcasting System, Inc.          45,000                   569,075
Toppan Printing Co. .................     7,000                    91,205
Ver Ned Uitgeversbedr Ver Bezit
  N.V. ..............................     6,000                   169,260
                                                               ----------
                                                               46,909,530
                                                               ----------
PROFESSIONAL SERVICES (0.3%)
Adecco SA ...........................       275                    79,742
Alvern Norway ASA* ..................    76,550                   181,378
Apcoa Parking AG+ ...................     3,000                   220,128
Asatsu, Inc. ........................    22,400                   322,759
Brisa-Auto Estradas de Portugal
  SA* ...............................     7,000                   250,753
Content Beheer N.V.+ ................    53,000                 1,306,932
Meitec ..............................    61,800                 1,738,310
Secom Co. ...........................     2,000                   127,841
WPP Group PLC .......................   100,000                   445,335
                                                               ----------
                                                                4,673,178
                                                               ----------
TRUCKING, SHIPPING (0.8%)
Brambles Industries Ltd. ............    90,000                 1,785,295
Frontline Ltd.* .....................   400,000                 1,613,908
Irish Continental Group PLC .........    30,000                   367,082
Knightsbridge Tankers Ltd. ..........   110,700                 3,134,194
Mitsui O.S.K. Lines Ltd.* ...........    19,000                    26,357
Nippon Express Co. Ltd. .............    20,000                    99,636
Nippon Yusen K.K. ...................    13,000                    35,670
OMI Corp.* ..........................   652,900                 5,998,519
Penninsular & Oriental Steam
  Navigation Co. ....................    10,466                   119,102
Yamato Transport Co. Ltd. ...........     8,000                   107,300
                                                               ----------
                                                               13,287,063
                                                               ----------
  TOTAL BUSINESS SERVICES (5.3%)                               89,063,790
                                                               ----------
CAPITAL GOODS
AEROSPACE (0.0%)
British Aerospace ...................    11,284                   321,722
Rolls-Royce PLC .....................    22,528                    86,998
                                                               ----------
                                                                  408,720
                                                               ----------
BUILDING & CONSTRUCTION (0.2%)
ABB AG ..............................       300                   376,926
CSR Ltd. ............................    16,900                    57,249
Daito Trust Construction Co. ........    17,200                   105,065
Daiwa House Industry Co. Ltd. .......     9,000                    47,595
Hitachi Plant Engineering &
  Construction Co. ..................    25,000                    55,758
Hochtief AG .........................     1,500                    61,703
Japan Industrial Land
  Development .......................    19,000                    45,871
Kaneshita Construction ..............    26,000                   117,570
Kumagai Gumi Co. ....................     6,000                     3,265
MacMahon Holdings Ltd. ..............   600,000                   187,617
Mancon BHD ..........................    47,999                    17,400
Metacorp BHD ........................    10,000                     4,242
Mitsui Home Co. Ltd. ................    32,000                   174,133
Nanno Construction Co. Ltd. .........    26,000                    20,924
Nawarat Patanakarn Public Co. .......    80,000                     3,323
Nippon Denwa Shisetsu ...............    30,000                   114,965
Nishimatsu Construction Co. .........     4,000                $   12,569


                                        NUMBER                     VALUE
                                       OF SHARES                  (NOTE 1)
-------------------------------------------------------------------------------
Obayashi Corp. ......................    12,000                    40,835
Ohmoto Gumi Co. Ltd. ................    15,000                    64,380
Oriental Construction Co. ...........    12,800                    55,919
Pacific Rim Infra Management
  Enterprises Ltd.* .................   493,200                    16,230
Penta-Ocean Construction ............     5,000                     7,013
PS Corp. ............................    31,200                   118,368
Sanyo Engineering &
  Construction Co. ..................    18,000                    64,840
Sekisui House Ltd. ..................    13,000                    83,595
Shimizu Corp. .......................    15,000                    34,719
Sho Bond Corp. ......................    54,000                   976,739
Skanska AB (Series B) ...............     1,620                    66,413
Suido Kiko Kaisha ...................     9,000                    18,072
Taisei Corp. ........................    20,000                    32,803
Toda Corp. ..........................    30,000                    81,625
United Engineers Malaysia BHD            11,000                     9,163
Wesco, Inc. .........................    10,800                    26,488
YTL Corp. BHD .......................    16,500                    22,272
YTL Corp. BHD--Rights* ..............     1,650                         0
                                                               ----------
                                                                3,125,649
                                                               ----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.5%)
BPB PLC .............................    90,000                   502,851
Blue Circle Industries PLC ..........    13,338                    74,851
Chichibu Onoda Cement Co. ...........    11,000                    20,234
Cie de St. Gobain ...................     3,150                   447,495
Dahl International AB+ ..............    45,000                   663,107
Fujikura Ltd. .......................   132,000                   874,098
Furukawa Electric Co. ...............    13,000                    55,696
Heidelberg Zement AG ................     1,100                    77,106
Holderbank Financiere Glaris
  AG ................................        80                    65,293
Lafarge SA  .........................     6,850                   449,458
Martin Marietta Materials, Inc. .....   124,200                 4,541,063
Nichiha Corp. .......................    70,700                   432,409
Portland Valderrivas SA .............     4,900                   440,630
Rexam PLC ...........................    13,121                    64,470
RMC Group PLC .......................     4,518                    63,108
Sumitomo Forestry Co. ...............     7,000                    34,068
Wolseley PLC ........................    10,088                    80,070
                                                               ----------
                                                                8,886,007
                                                               ----------
ELECTRICAL EQUIPMENT (1.3%)
Alcatel Alsthom .....................     6,000                   762,649
Daikin Industries Ltd. ..............     5,000                    18,854
General Electric Co. ................   255,000                18,710,625
General Electric Co. PLC ............    61,328                   397,579
Kinden Corp. ........................     5,000                    53,267
Mabuchi Motor Co. ...................    10,000                   508,143
Schneider SA ........................     2,250                   122,173
Siemens AG ..........................    14,750                   889,616
Sumitomo Electric Industries ........    31,000                   422,916
Yaskawa Electric Corp. ..............    14,000                    34,873
                                                               ----------
                                                               21,920,695
                                                               ----------
MACHINERY (1.9%)
Allied Signal, Inc. .................   163,200                 6,354,600
Amada Co. Ltd. ......................     5,000                    18,586
Asahi Diamond Industry Co.
  Ltd. ..............................    33,000                   143,913

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

                                            NUMBER                VALUE
                                           OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Cie Generale de Geophysique
  SA (ADR)* .........................       169,223            $4,336,339
Coltec Industries, Inc.* ............       128,000             2,968,000
Construcciones y Auxiliar de
  Ferrecarriles SA ..................         3,000               110,666
Ebara Corp. .........................         5,000                52,884
Enshu* ..............................        51,000                63,713
Fanuc Co. ...........................         5,900               223,384
IHC Caland N.V. .....................        10,000               518,827
Ishikawajima Harima Heavy
  Industries Co. Ltd. ...............        82,000               122,552
Kalmar Industries AB+ ...............        16,050               258,744
Kawasaki Heavy Industries Ltd. ......       112,000               173,397
Keyence Corp. .......................           400                59,168
Komatsu Ltd. ........................        29,000               145,583
Kubota Corp. ........................        33,000                87,005
Mitsubishi Heavy Industries Ltd.            170,000               708,795
Namura Shipbuilding .................        20,000                45,219
Nireco ..............................        11,000                40,468
Nitta Corp. .........................        38,600               390,512
Nitto Kohki Co. Ltd. ................        32,000               348,266
Rauma Oy ............................            92                 1,435
Rofin-Sinar Technologies, Inc.* .....        20,000               242,500
SMC Corp. ...........................        11,200               987,162
Sodick Co.* .........................       126,000               361,173
Thai Engine Manufacturing
  Public Co. Ltd. ...................       100,000               166,148
United Technologies Corp. ...........       166,000            12,086,875
                                                               ----------
                                                               31,015,914
                                                               ----------
  TOTAL CAPITAL GOODS (3.9%) ........                          65,356,985
                                                               ----------
CONSUMER CYCLICALS
AIRLINES (0.2%)
British Airways PLC .................        45,000               414,113
Cathay Pacific Airways ..............        41,000                33,333
Japan Air Lines Co.* ................        24,000                65,300
KLM .................................        13,700               506,744
Lufthansa AG ........................        58,000             1,089,747
Quantas Airways Ltd. ................        40,000                70,773
Singapore Airlines Ltd. .............        70,000               457,925
Virgin Express Holdings PLC
  (ADR)* ............................        24,000               498,000
                                                               ----------
                                                                3,135,935
                                                               ----------
APPAREL, TEXTILES (0.3%)
Carli Gry International A/S .........        20,000             1,123,776
King Co. ............................        62,000                59,398
Liz Claiborne, Inc. .................        70,000             2,926,875
PT Great River International ........     1,709,000               139,827
Teijin Ltd. .........................        18,000                37,663
                                                               ----------
                                                                4,287,539
                                                               ----------
AUTO RELATED (0.6%)
Asahi Glass Co. Ltd. ................        29,000               137,804
Bridgestone Corp. ...................        22,000               477,179
Bridgestone Metalpha Corp. ..........        11,000                40,889
Denso Corp. .........................        30,000               540,333
LucasVarity PLC .....................        15,000                52,997
Michelin (CGDE), (Class B) ..........         8,000               402,758
Minebea Co. Ltd.  ...................        78,000               836,942
NGK Spark Plug Co. ..................        48,000               272,236
Republic Industries, Inc.* ..........       261,900             6,105,544
Toyoda Gosei ........................        32,000            $  115,762
                                                               ----------

                                          NUMBER                VALUE
                                         OF SHARES             (NOTE 1)
-------------------------------------------------------------------------
                                                                8,982,444
                                                               ----------
AUTOS & TRUCKS (0.5%)
Daimler-Benz AG .....................      23,950               1,690,792
Fiat Spa ............................      74,250                 215,950
Harley-Davidson, Inc. ...............     249,000               6,816,375
Honda Motor Co. Ltd. ................       3,000                 110,136
Isuzu Motors Ltd. ...................      15,000                  23,338
Perusahaan Otomobil Nasional ........       9,000                   8,793
Peugeot SA ..........................         700                  88,278
                                                               ----------
                                                                8,953,662
                                                               ----------
FOOD SERVICES, LODGING (1.5%)
AAPC Ltd. ...........................     400,000                 164,165
Accor SA ............................       9,000               1,673,341
Compass Group PLC ...................     220,000               2,707,837
Fujita Kanko, Inc. ..................       3,000                  32,190
Host Marriott Corp.* ................     250,300               4,912,137
ITT Corp.* ..........................     185,100              15,340,162
QPQ Corp.--Warrants* ................      16,400                      64
Restaurant Brands NZ Ltd.*+ .........     300,000                 296,131
Sanyo Pax Co. Ltd. ..................      33,000                 285,802
Takihyo Co. Ltd. ....................      24,000                 104,848
                                                               ----------
                                                               25,516,677
                                                               ----------
HOUSEHOLD FURNITURE,
  APPLIANCES (1.0%)
Elamex S.A. de C.V.* ................      73,400                 550,500
Electrolux B ........................       1,100                  76,336
Industrie Natuzzi Spa (ADR) .........      30,000                 618,750
Philips Electronics .................       2,680                 160,722
Sanyo Electric Co. Ltd. .............      56,000                 145,928
Sony Corp. ..........................      12,000               1,066,871
Sunbeam Corp. .......................     320,600              13,505,275
Tostem Corp. ........................       2,000                  21,460
Toto Ltd. ...........................       5,000                  31,960
                                                               ----------
                                                               16,177,802
                                                               ----------
LEISURE RELATED (1.9%)
Aristocrat Leisure Ltd. .............      37,500                  74,509
Capcom Co. Ltd. .....................       3,900                  40,054
Carnival Corp. (Class A) ............     122,200               6,766,825
Cendant Corp.* ......................     251,000               8,628,125
Cinar Films, Inc. (Class B)* ........      14,000                 544,250
Cyrk, Inc.* .........................     296,100               2,868,469
Disney (Walt) Co. ...................      66,507               6,588,350
EMI Group PLC .......................      30,001                 250,445
Granada Group PLC ...................      25,587                 391,039
Hoyts Cinemas Group+ ................     500,000                 879,456
Imagineer Co. Ltd.  .................      14,000                 109,446
KTM Motorradholding AG* .............      10,000                 505,086
Mars Engineering Corp. ..............       4,100                  22,625
NAMCO Ltd. ..........................       6,400                 185,905
Nelvana Limited*+ ...................      18,000                 346,287
Nintendo Co. Ltd. ...................       5,000                 490,515
Nippon Broadcasting System ..........      24,000                 949,147
Rank Group PLC ......................      32,498                 181,040
Resorts World BHD ...................      24,000                  40,417
S.M.H. Porteur AG ...................         100                  55,187
Sega Enterprises Ltd. ...............       2,000                  36,176

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

                                            NUMBER                VALUE
                                           OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Tag Heuer International SA
  (ADR)* ............................        50,200            $   414,150
Toei Co. Ltd. .......................        32,000                116,497
Toho Co. ............................           400                 42,614
Tokyo Dome Corp. ....................         3,000                 19,958
Tourism Holdings Ltd. ...............        70,000                 47,962
@Entertainment, Inc.* ...............       138,300              1,538,587
                                                               -----------
                                                                32,133,121
                                                               -----------
PHOTO & OPTICAL (0.1%)
Fuji Photo Film Co. .................        16,000                613,144
Noritsu Koki Co. Ltd. ...............        43,400              1,071,071
                                                               -----------
                                                                 1,684,215
                                                               -----------
RETAIL--GENERAL (2.9%)
Aldeasa SA* .........................        30,823                653,484
Boots Co. PLC .......................        35,540                511,903
British Airport Authority PLC .......        40,000                327,346
Carrefour ...........................         1,225                639,113
Centros Comerciales Pryca SA ........         4,000                 59,600
Daiei, Inc. .........................        14,000                 57,942
Dayton Hudson Corp. .................       169,700             11,454,750
Dixons Group PLC ....................       160,000              1,606,494
Doshisha Co. ........................         7,000                 34,336
Eiden Sakakiya Co. Ltd. .............        25,000                 92,930
Fingerhut Companies, Inc. ...........       145,000              3,099,375
Great Universal Stores PLC ..........        39,213                494,246
Harvey Nicholos PLC .................        30,600                 95,542
Hennes & Mauritz AB
  (B Shares) ........................         2,500                110,203
Homac Corp. .........................        11,000                 55,559
Home Depot, Inc. ....................       185,900             10,944,862
Home Wide Corp. .....................        16,000                 53,344
Isetan Co. ..........................        79,000                329,987
Japan Airport Terminal Co. Ltd. .....        67,000                421,077
Karstadt AG .........................           150                 51,864
Kohls Corp.* ........................       102,700              6,996,437
Kokuyo Co. Ltd. .....................        12,000                206,936
Koninklijke Ahold N.V. ..............         5,367                140,021
Limited, Inc. .......................       212,500              5,418,750
Marks & Spencer PLC .................        90,055                886,447
Marui Co. Ltd. ......................         7,000                108,910
Metro AG ............................         2,280                 80,860
Paris Miki, Inc. ....................        37,200                399,157
Pinault Printemps ...................           600                320,113
S.T. Dupont*+ .......................        29,100                381,005
Sainsbury (J) PLC ...................        26,514                221,774
Sato Corp. ..........................        47,440                807,180
Smith (W.H.) Group PLC ..............        70,000                447,472
Sriwani Holdings BHD ................       278,000                 73,619
Swank International
  Manufacturing Co.* ................       300,000                 32,520
Thistle Hotels PLC+ .................       131,600                342,943
Warehouse Group Ltd. ................       140,000                373,938
Xebio Co. Ltd. ......................         5,800                 46,231
                                                               -----------
                                                                48,378,270
                                                               -----------
  TOTAL CONSUMER CYCLICALS (9.0%)                              149,249,665
                                                               -----------
CONSUMER NONCYCLICALS
BEVERAGES (1.1%)
Asahi Breweries Ltd. ................         8,000                116,497
Bass PLC ............................        22,100                343,014


                                            NUMBER                VALUE
                                           OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Cadbury Schweppes PLC ...............        18,792            $   189,455
Carlsberg `A' .......................           900                 48,648
Coca-Cola Co. .......................       189,500             12,625,438
Coca-Cola Amatil Ltd. ...............         2,000                 14,939
Diageo PLC ..........................       190,000              1,746,915
Heineken N.V. .......................           801                139,449
Kirin Brewery Co. ...................        16,000                116,497
Louis Dreyfus Citrus ................        42,440              1,297,493
Panamerican Beverages, Inc. .........        18,000                587,250
Quilmes Industrial Quins (ADR)               22,000                301,125
                                                               -----------
                                                                17,526,720
                                                               -----------
CONTAINERS (0.9%)
Owens-Illinois, Inc.* ...............        70,000              2,655,625
Sealed Air Corp.* ...................       206,300             12,739,025
Toyo Seikan Kaisha ..................         3,000                 42,767
                                                               -----------
                                                                15,437,417
                                                               -----------
DRUGS (3.5%)
Astra AB (A Shares) .................        25,000                432,940
Centocor, Inc.* .....................       260,602              8,665,017
Daiichi Pharmaceutical Co. ..........         5,000                 56,333
Eisai Co. Ltd. ......................         5,000                 76,260
Geltex Pharmaceuticals, Inc.* .......        22,700                601,550
Glaxo Wellcome PLC ..................        66,706              1,578,503
Hafslund ASA (B Shares) .............        11,700                 55,761
Merck & Co., Inc. ...................        94,700             10,061,875
Novartis AG .........................         2,151              3,490,496
Novo-Nordisk A/S (B Shares) .........         6,000                858,156
Orion-Yhtyma Oy (B Shares) ..........        71,000              1,875,636
Pfizer, Inc. ........................       175,100             13,055,894
Roche Holding AG
  Genusscheine ......................           150              1,489,730
Rohto Pharmaceutical Co. Ltd. .......         2,000                 12,876
Sankyo Co. Ltd. .....................        48,000              1,085,265
Santen Pharmaceutical Co. Ltd. ......       110,000              1,264,610
Schering AG .........................         1,250                120,556
Schering Plough Corp. ...............       110,000              6,833,750
Smithkline Beecham PLC ..............       317,338              3,248,839
Taisho Pharmaceutical Co. ...........        22,000                561,487
Yamanouchi Pharmaceutical Co.
  Ltd. ..............................        86,000              1,845,564
Zeneca Group PLC ....................        30,000              1,053,522
                                                               -----------
                                                                58,324,620
                                                               -----------
FOODS (1.4%)
Ajinomoto Co., Inc. .................         9,000                 87,603
Campbell Soup Co. ...................       154,755              8,995,134
Fyffes PLC ..........................     1,100,000              1,643,333
Groupe Danone .......................         2,100                375,093
Karlshamns AB*+ .....................        66,000              1,030,743
Nestle SA ...........................           930              1,393,886
Nippon Meat Packers, Inc. ...........         4,000                 54,570
Nissin Food Products Co. ............         3,000                 54,493
Nutricia Verenigde Bedrijven
  N.V.+ .............................        19,000                576,283
Oie Sangyo Co. Ltd. .................         6,000                 24,832
PT Sekar Bumi .......................       238,000                  7,573
Rite Aid Corp. ......................        72,500              4,254,844
Shiram Industrial Enterprises
  Ltd. (ADR)*+ ......................        24,000                 48,000
Tingyi Holdings Corp. ...............       480,000                 62,563
Tyson Foods, Inc. ...................       237,000              4,858,500

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

                                          NUMBER                 VALUE
                                         OF SHARES              (NOTE 1)
-------------------------------------------------------------------------------
Yamakazi Baking Co. ................     4,000                $    38,935
                                                              -----------
                                                               23,506,385
                                                              -----------
HOSPITAL SUPPLIES & SERVICES (1.3%)
Cochlear Ltd. ......................     8,000                     26,058
Columbia/HCA Healthcare Corp.          160,000                  4,740,000
Medtronic, Inc. ....................   214,068                 11,198,432
NIC Corp. ..........................     4,000                     21,767
Scandinavian Mobility
  International A/S ................     8,000                     73,556
United Healthcare Corp. ............   100,000                  4,968,750
                                                              -----------
                                                               21,028,563
                                                              -----------
RETAIL--FOOD (0.2%)
Daimon Co. Ltd. ....................    10,000                     19,927
Familymart Co. .....................    23,200                    832,159
Ito Yokado Co. Ltd. ................    14,000                    713,547
Jusco Co. ..........................     9,000                    126,921
McBride PLC ........................    60,000                    174,519
Santa Isabel S.A. (ADR) ............    12,000                    210,000
Seven-Eleven Japan Co. Ltd. ........    18,600                  1,317,218
Tesco PLC ..........................    71,199                    579,158
                                                              -----------
                                                                3,973,449
                                                              -----------
SOAPS & TOILETRIES (1.6%)
Avon Products, Inc. ................   141,600                  8,690,700
BIC ................................     1,200                     87,590
Gillette Corp. .....................   151,970                 15,263,487
L'Oreal ............................     2,455                    960,625
Unilever PLC .......................   102,420                    876,881
Unilever N.V. CVA ..................    15,160                    934,579
                                                              -----------
                                                               26,813,862
                                                              -----------
TOBACCO (1.5%)
Imperial Tobacco Group PLC .........   127,000                    799,320
Japan Tobacco, Inc. ................        46                    326,469
Philip Morris Cos., Inc. ...........   509,200                 23,073,125
RJ Reynolds BHD ....................    80,000                    130,608
Rothmans of Pall Mall BHD ..........     6,000                     46,664
Swedish Match AB ...................   360,000                  1,201,526
                                                              -----------
                                                               25,577,712
                                                              -----------
  TOTAL CONSUMER NONCYCLICALS (11.5%)                         192,188,728
                                                              -----------
CREDIT SENSITIVE
BANKS (2.6%)
ABN Amro Holding N.V. ..............    26,124                    508,913
Akita Bank .........................    29,000                    113,355
Asahi Bank Ltd. ....................    49,000                    199,042
Banca Commerciale Italiana .........    35,000                    121,679
Banco Bilbao Vizcaya SA ............    19,392                    627,519
Banco Latinoamericano de
  Exportaciones S.A. (E Shares)         15,000                    620,625
Banco Santander SA .................    13,221                    441,712
Bank Austria AG ....................       920                     46,614
Bank of Tokyo-Mitsubishi Bank
  Ltd. .............................    88,000                  1,214,026
Banque Nationale de Paris ..........     4,450                    236,530
Barclays PLC .......................    30,000                    797,660
Chase Manhattan Corp. ..............   109,600                 12,001,200
Cie Financiere de Paribas A ........     2,750                    238,972
Citicorp ...........................    82,700                 10,456,381
Credit Suisse Group ................     6,700                  1,036,768


                                        NUMBER                   VALUE
                                       OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
Dai-Ichi Kangyo Bank ...............   110,000                $   649,167
Deutsche Bank AG ...................    13,300                    930,065
Dresdner Bank AG ...................     2,900                    131,866
Forenings Sparbanken AB
  (A Shares) .......................    12,000                    272,799
Fuji Bank Ltd. .....................    63,000                    254,945
Grupo Financiero Banorte
  (Class B)* .......................    22,500                     39,082
Hang Seng Bank .....................    58,000                    559,492
HSBC Holdings PLC ..................    20,000                    492,967
HSBC Holdings PLC (H.K.$) ..........    37,374                    922,481
Instituto Mobiliare Italiano .......    10,000                    118,711
Lloyds TSB Group PLC ...............   167,866                  2,170,978
Malayan Banking BHD ................    29,000                     84,252
Mediobanca Spa .....................    10,000                     78,519
Mitsubishi Trust & Banking
  Corp. ............................    42,000                    421,690
National Australia Bank Ltd. .......    55,400                    773,414
Sakura Bank Ltd. ...................    82,000                    234,420
Shizuoka Bank Ltd. .................    31,000                    332,631
Skandinaviska Enskilda Banken
  (Series A) .......................   103,120                  1,305,251
Societe Generale ...................     2,400                    326,992
Sumitomo Bank Ltd. .................   114,000                  1,301,859
Suncorp-Metway Ltd.* ...............   371,652                    932,132
Svenska Handelbanken
  (Series A) .......................     3,100                    107,174
Toho Bank ..........................    50,000                    199,272
Union Bank of Switzerland ..........       850                  1,229,168
United Overseas Bank Ltd. ..........    10,000                     55,605
                                                              -----------
                                                               42,585,928
                                                              -----------
FINANCIAL SERVICES (5.1%)
Abbey National PLC .................    14,314                    256,628
Aiful Corp.* .......................     8,900                    603,679
Amvescap PLC .......................    90,000                    773,503
Associates First Capital Corp. .....    61,600                  4,381,300
Beneficial Corp. ...................    90,200                  7,497,875
CMAC Investment Corp. ..............   100,000                  6,037,500
CMIC Finance & Securities
  Public Co. Ltd. ..................   200,000                          0
Credit Saison Co. ..................    81,700                  2,016,279
Daiwa Securities Co. Ltd. ..........    19,000                     65,530
Fleet Financial Group, Inc. ........    87,500                  6,557,031
Green Tree Financial Corp. .........   191,800                  5,022,762
Groupe Bruxelles Lambert SA ........       450                     65,099
Hong Leong Finance Ltd. ............    40,000                     43,057
JCG Holdings Ltd.  .................    60,000                     25,745
MBNA Corp. .........................   524,175                 14,316,530
Merrill Lynch & Co., Inc. ..........   108,900                  7,942,894
Morgan Stanley, Dean Witter,
  Discover & Co. ...................   389,100                 23,005,538
Newcourt Credit Group, Inc.* .......    57,200                  1,909,050
Nichiei Co. Ltd. ...................     4,600                    490,056
Nomura Securities Co.  .............    61,000                    813,489
PMI Group, Inc. ....................    15,900                  1,149,769
Sanyo Shinpan Finance Co. Ltd. .....     8,000                    353,784
Schroders PLC ......................     3,875                    121,816
Takefuji Corp. .....................    32,160                  1,476,439
                                                              -----------
                                                               84,925,353
                                                              -----------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

                                          NUMBER                   VALUE
                                        OF SHARES                (NOTE 1)
-------------------------------------------------------------------------------
INSURANCE (4.0%)
Aegon N.V. ...........................    12,000                $1,068,232
Allianz AG ...........................     9,000                 2,321,354
Assicurazioni Generali ...............    21,800                   535,449
ASR Verzekeringsgroep N.V. ...........    22,900                 1,245,713
Commercial Union PLC .................    10,726                   149,645
Corporacion Mapfre Cia Inter
  SA .................................    44,000                 1,166,787
Fortis AG ............................       740                   154,387
Fortis Amev N.V. .....................    17,000                   741,154
General Accident PLC .................     8,971                   155,529
GIO Australia Holdings Ltd. ..........   200,000                   511,127
ING Groep N.V. .......................    30,000                 1,263,532
Istituto Naz Delle Assicurazioni .....    60,000                   121,594
Koa Fire & Marine ....................    12,000                    45,066
Legal & General Group PLC ............    23,090                   201,862
Life Re Corp. ........................   240,000                15,645,000
MGIC Investment Corp. ................    97,300                 6,470,450
Mitsui Marine & Fire Insurance
  Co. ................................    13,000                    66,358
Norwich Union PLC* ...................    90,000                   576,800
Pacific & Orient BHD .................   150,000                    68,646
PennCorp Financial Group, Inc. .......   144,600                 5,160,412
Providian Financial Corp. ............   128,500                 5,806,594
Prudential Corp. PLC .................    62,486                   753,697
Royal & Sun Alliance Insurance
  Group PLC ..........................    49,613                   499,774
Schweizerische
  Ruckversicherungs-Gesellschaft             640                 1,197,179
Skandia Forsakrings AB ...............     2,500                   117,917
Tokio Marine & Fire Insurance
  Co. ................................    34,000                   385,668
Travelers Group, Inc. ................   346,401                18,662,354
Willis Corroon Group PLC
  (ADR) ..............................   131,800                 1,622,787
                                                                ----------
                                                                66,715,067
                                                                ----------
REAL ESTATE (1.3%)
Boston Properties, Inc. ..............   171,200                 5,660,300
British Land Co. PLC .................     8,416                    94,183
Castellum AB* ........................   119,000                 1,184,020
Cheung Kong Holdings .................    59,000                   386,405
City Developments Ltd. ...............    50,000                   231,936
Daibiru Corp. ........................    17,000                   124,430
DBS Land .............................    17,000                    26,084
Diligentia AB* .......................       800                    10,680
Glenborough Realty Trust, Inc. .......   165,000                 4,888,125
Land Securities PLC ..................     9,978                   159,050
Lend Lease Corp. Ltd. ................     4,100                    80,128
MEPC PLC .............................     8,200                    68,453
Mitsubishi Estate Co. ................    14,000                   152,366
Mitsui Fudosan .......................    20,000                   193,140
Nackebro Fastighets AB ...............       310                     4,509
New World Development Co. ............    48,000                   166,009
Sap Holdings BHD .....................    40,000                    14,912
Singapore Land Ltd. ..................    80,000                   176,033
Sino Land Co. ........................   740,000                   446,445
Spieker Properties, Inc. .............    81,800                 3,507,175
Sumitomo Realty &
  Development Co. Ltd. ...............   137,000                   787,507
Sun Hung Kai Properties ..............    48,000                   334,495
Vornado Realty Trust .................    54,900                 2,576,869


                                           NUMBER                  VALUE
                                         OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Wharf Holdings .......................    17,000                $   37,295
                                                                ----------
                                                                21,310,549
                                                                ----------
UTILITY--ELECTRIC (1.3%)
AES Corp.* ...........................   123,200                 5,744,200
British Energy PLC ...................   400,000                 2,780,471
China Light & Power Co. Ltd. .........    36,000                   199,768
Cia Paranaense de Energia-Copel
  (ADR) ..............................   124,000                 1,697,250
Edison Spa ...........................    15,000                    90,729
Electrabel SA ........................     1,290                   298,380
Electricidade de Portugal SA* ........    50,800                   961,902
Endesa SA ............................    34,256                   608,221
Energis PLC* .........................   415,000                 1,739,027
Energy Group PLC .....................    13,333                   147,236
Enersis S.A. (ADR) ...................     6,000                   174,000
Gas Y Electridad SA (Series 2) .......     5,000                   361,011
Hibroelectrica del Cantabrico ........    12,000                   526,157
Iberdrola SA .........................    90,000                 1,184,444
Kansai Electric Power Co., Inc. ......    22,400                   379,414
National Grid Group PLC ..............   180,000                   854,846
National Power PLC ...................   120,560                 1,188,701
Powergen PLC (ADR) ...................     1,250                    66,406
RWE AG ...............................     8,600                   461,325
Tenaga Nasional BHD ..................    85,000                   181,386
Tohoku Electric Power Co., Inc. ......    11,500                   174,516
Tokyo Electric Power Co. .............    28,000                   510,749
Tractebel Investment
  International Capital ..............     1,100                    95,895
Tractebel Investment
  International Capital--
  Warrants* ..........................       220                         0
Veba AG ..............................    15,000                 1,021,429
Viag AG ..............................       500                   273,771
                                                                ----------
                                                                21,721,234
                                                                ----------
UTILITY--GAS (0.0%)
Centrica PLC* ........................   100,557                   147,895
Thames Water .........................     7,439                   110,816
                                                                ----------
                                                                   258,711
                                                                ----------
UTILITY--TELEPHONE (1.2%)
British Telecommunications PLC........   181,984                 1,430,979
Cable & Wireless PLC .................    53,873                   473,634
Empresas Telex-Chile S.A.
  (ADR) ..............................    14,100                    55,519
Hellenic Telecommunication
  Organization SA ....................    18,272                   374,368
Hellenic Telecommunication
  Organization SA--Rights* ...........    17,000                         0
Koninklijke Nedlloyd Groep
  N.V.+ ..............................    10,000                   417,232
Portugal Telecom SA ..................     5,670                   263,090
Pt Indosat (ADR) .....................     9,100                   175,744
Singapore Telecommunications
  Ltd. ...............................    66,000                   123,247
Telecom Italia Spa ...................    54,165                   345,994
Telefonica de Espana .................    32,829                   937,356
Telefonica del Peru S.A. (ADR) .......    32,000                   746,000
Telekom Malaysia BHD .................    67,500                   199,576
Telephone & Data Systems, Inc. .......    62,100                 2,891,531
Teleport Communications Group,
  Inc. (Class A)* ....................   202,400                11,106,700

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

                                             NUMBER                VALUE
                                            OF SHARES             (NOTE 1)
-------------------------------------------------------------------------------
Videsh Sanchar Nigam Ltd.
  (GDR)* ............................        50,000            $   646,250
                                                               -----------
                                                                20,187,220
                                                               -----------
  TOTAL CREDIT SENSITIVE (15.5%)                               257,704,062
                                                               -----------
ENERGY
COAL & GAS PIPELINES (0.1%)
BG PLC ..............................       125,808                566,471
BG PLC `B'* .........................       142,583                 67,949
OMV AG ..............................         6,000                831,255
                                                               -----------
                                                                 1,465,675
                                                               -----------
OIL--DOMESTIC (2.3%)
Apache Corp. ........................       199,100              6,980,944
Louis Dreyfus Natural Gas
  Corp.* ............................       164,700              3,077,831
Murphy Oil Corp. ....................        90,000              4,876,875
Tom Brown, Inc.* ....................        50,000                962,500
Union Pacific Resources Group,
  Inc. ..............................       346,700              8,407,475
USX-Marathon Group ..................       391,200             13,203,000
                                                               -----------
                                                                37,508,625
                                                               -----------
OIL--INTERNATIONAL (1.5%)
AO Tatneft (ADR) ....................        37,000              5,272,500
British Petroleum Co. PLC ...........       149,481              1,965,142
Cosmo Oil Co. Ltd. ..................        11,000                 16,693
Elf Aquitaine .......................        15,200              1,767,882
Gulf Canada Resources Ltd.* .........     1,352,400              9,466,800
Gulf Indonesia Resources Ltd.* ......        52,500              1,155,000
Mitsubishi Oil Co. ..................         8,000                 11,834
Nippon Oil Co. Ltd. .................        22,000                 56,823
Norsk Hydro ASA .....................         2,100                102,216
Oil Search Ltd. .....................       300,000                542,136
Petrofina SA ........................           290                107,035
Petroleo Brasileiro S.A. (ADR) ......        45,000              1,052,397
Repsol SA ...........................        12,748                543,892
Royal Dutch Petroleum Co. ...........        50,788              2,787,811
Total SA-B ..........................           900                 97,948
                                                               -----------
                                                                24,946,109
                                                               -----------
OIL--SUPPLIES & CONSTRUCTION (4.8%)
Baker Hughes, Inc. ..................       204,250              8,910,406
BJ Services Co.* ....................        59,000              4,244,312
Bouygues Offshore SA (ADR) ..........        45,900                998,325
Canadian Fracmaster Ltd. ............       117,800              1,730,596
Canadian Fracmaster Ltd.
  Installment Receipts*+ ............       347,500              2,917,206
Coflexip (ADR) ......................        11,000                610,500
Diamond Offshore Drilling, Inc. .....        60,000              2,887,500
Dresser Industries, Inc. ............       294,000             12,329,625
Halliburton Co. .....................       250,800             13,025,925
Nabors Industries, Inc.* ............       475,000             14,932,813
Noble Drilling Corp.* ...............       499,200             15,288,000
Parker Drilling Corp.* ..............       185,500              2,260,781
                                                               -----------
                                                                80,135,989
                                                               -----------
RAILROADS (0.0%)
East Japan Railway Co. ..............            55                248,285
Odakyu Electric Railway Co. .........         4,000                 17,291


                                          NUMBER                  VALUE
                                         OF SHARES               (NOTE 1)
-------------------------------------------------------------------------------
Tobu Railway Co. Ltd. ...............      14,000              $    43,778
Tokyu Corp. .........................      17,000                   65,668
                                                               -----------
                                                                   375,022
                                                               -----------
  TOTAL ENERGY (8.7%) ...............                          144,431,420
                                                               -----------
TECHNOLOGY
ELECTRONICS (2.7%)
Altera Corp.* .......................     108,100                3,580,812
Applied Materials, Inc.*+ ...........     164,800                4,964,600
Austria Mikro Systeme
  International+ ....................       1,430                   72,454
Cisco Systems, Inc.* ................     362,550               20,212,163
Electrocomponents PLC ...............       8,375                   62,345
Enplas Corp. ........................      21,000                  283,273
Fujimi, Inc. ........................      10,200                  433,876
Hitachi Ltd. ........................      94,000                  670,013
Hoya Corp. ..........................      30,000                  942,709
Kyocera Corp. .......................       1,000                   45,373
Micronics Japan Co. Ltd. ............      10,000                  172,447
National Semiconductor Corp.* .......     195,300                5,065,594
Nikon Corp. .........................      52,000                  514,121
Rohm Co. Ltd. .......................      10,000                1,019,352
Sankyo Engineering Co. ..............       4,000                   12,263
Sterling Commerce, Inc.* ............      75,000                2,882,812
TDK Corp. ...........................      22,000                1,659,168
Teradyne, Inc.* .....................      55,000                1,760,000
Tokyo Electron ......................       2,300                   73,685
TOWA Corp. ..........................       5,700                  118,391
Yokogawa Electric Corp. .............     121,000                  747,469
                                                               -----------
                                                                45,292,920
                                                               -----------
OFFICE EQUIPMENT (2.3%)
Canon, Inc. .........................      16,000                  372,792
Ceridian Corp.* .....................     250,400               11,471,450
Compaq Computer Corp. ...............     189,475               10,693,495
Dell Computer Corp.* ................     116,000                9,744,000
Fujitsu General Co. .................      28,000                  300,440
Oce-Van De Grinten N.V. .............         460                   50,137
Policy Management Systems
  Corp.* ............................      86,300                6,003,244
Ricoh Elemex Corp. ..................      11,000                   80,092
                                                               -----------
                                                                38,715,650
                                                               -----------
OFFICE EQUIPMENT SERVICES (0.6%)
Accugraph Corp. (Class A)* ..........      15,000                    8,920
Data Communication System Co.              25,000                  329,565
First Data Corp. ....................     136,030                3,978,877
Fuji Soft ABC, Inc. .................      21,400                  733,152
INES Corp. ..........................      22,000                  170,301
Misys (Jersey) Ltd.* ................       7,142                  215,951
Misys PLC ...........................      25,000                  755,920
Nippon System Development ...........      14,000                  287,565
Oracle Corp.* .......................     113,562                2,533,863
SAP AG ..............................       2,000                  606,465
                                                               -----------
                                                                 9,620,579
                                                               -----------
TELECOMMUNICATIONS (4.3%)
ADC Telecommunications, Inc.*             210,200                8,775,850
Corecomm, Inc.* .....................       3,600                   36,450
DDI Corp. ...........................         145                  383,407
DSC Communications Corp.* ...........     127,500                3,060,000
E.R.G. Limited ......................     792,578                  666,058

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

                                      NUMBER                     VALUE
                                     OF SHARES                  (NOTE 1)
---------------------------------------------------------------------------
Ericsson LM (B Shares) ............    24,700                $     928,595
Filtronic Comtek PLC ..............   300,000                    2,181,487
Hong Kong Telecommunications           88,800                      182,780
ICG Communications, Inc.* .........     1,691                       46,080
Intermedia Communications,
  Inc.* ...........................       289                       17,587
Lucent Technologies, Inc. .........   116,000                    9,265,500
Mannesmann AG .....................       350                      175,686
MCI Communications Corp. ..........   182,500                    7,813,281
NetCom Systems AB
  (B Shares)*+ ....................    31,650                      679,646
Nextel Communications, Inc.
  (Class A)* ......................   148,600                    3,863,600
SK Telecom Co. Ltd. (ADR)* ........   131,552                      855,085
Spectrum Network Systems
  Ltd.*+ ..........................   440,000                       94,590
Tadiran Telecommunications Ltd.        30,000                      416,250
Tellabs, Inc.* ....................   127,000                    6,715,125
Tele-Communications TCI
  Ventures Group (Class A)* .......   210,000                    5,945,625
Videsh Sanchar Nigam Ltd.
  (GDR)*+ .........................     1,000                       13,930
Vodafone Group PLC ................   200,000                    1,442,821
WorldCom, Inc.* ...................   564,430                   17,074,008
                                                             -------------
                                                                70,633,441
                                                             -------------
  TOTAL TECHNOLOGY (9.9%) .........                            164,262,590
                                                             -------------
DIVERSIFIED
MISCELLANEOUS (1.5%)
BTR PLC ...........................    90,000                      272,131
Cie Generale de Eaux ..............    10,850                    1,514,331
Crean (James) PLC--Units ..........    40,000                       81,384
Damskibs AS (Class B) .............         5                      230,593
GKN PLC ...........................     5,325                      109,120
Hanson PLC ........................    16,666                       74,391
Hutchison Whampoa .................   123,000                      771,428
Indonesia Fund, Inc.* .............     2,200                       10,175
Industrias CH S.A.
  (B Shares)* .....................    80,000                      476,427
International UNP Holdings* .......   143,000                       12,005
International UNP
  Holdings--Warrants* .............   125,000                            0
Lagardere S.C.A. ..................     2,100                       69,436
Mitsubishi Corp. ..................    16,000                      126,308
Mitsui & Co. ......................    39,000                      230,757
Montedison Spa ....................    74,000                       66,470
Pilkington PLC ....................    17,397                       36,450
Sime Darby BHD ....................   180,000                      173,081
Smiths Industries .................     5,559                       77,466
Sophus Berendsen A/S `B' ..........       385                       63,493
Suez Lyonnaise des Eaux ...........     1,000                      110,659
Sumitomo Corp. ....................    22,000                      123,089
Swire Pacific Ltd. (Class A) ......    50,000                      274,229
Tomkins PLC .......................    70,000                      334,741
Tyco International Ltd. ...........   337,962                   15,229,413
Williams Holdings PLC .............    10,569                       58,705


                                       NUMBER                   VALUE
                                     OF SHARES                 (NOTE 1)
---------------------------------------------------------------------------
U.S. Industries, Inc. .............   134,550                $   4,053,319
                                                             -------------
  TOTAL DIVERSIFIED (1.5%) ........                             24,579,601
                                                             -------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (66.5%)
  (Cost $947,340,600) .............                          1,107,614,035
                                                             -------------
PREFERRED STOCKS:
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.1%)
Republic Industries, Inc.
  6.5% Exch. Conv. ................    36,700                      862,450
                                                             -------------
PRINTING, PUBLISHING &
  BROADCASTING (0.0%)
ProSieben Media AG* ...............     9,000                      412,741
                                                             -------------
TRUCKING, SHIPPING (0.0%)
CNF Trust I
  5.0% Conv. Series A .............    15,000                      855,000
                                                             -------------
  TOTAL BUSINESS SERVICES (0.1%)                                 2,130,191
                                                             -------------
CAPITAL GOODS (0.1%)
AEROSPACE
Loral Space & Communications:
  6.0% Conv. ......................    15,700                      959,663
 6.0% Conv. .......................    12,600                      774,900
                                                             -------------
                                                                 1,734,563
                                                             -------------
CONSUMER CYCLICALS
AIRLINES (0.1%)
Continental Airlines Finance
  Trust 8.5% Conv. ................    14,300                    1,471,112
                                                             -------------
LEISURE RELATED (0.0%)
Village Roadshow Ltd. .............    10,000                       20,560
                                                             -------------
RETAIL--GENERAL (0.0%)
Fielmann AG .......................     3,000                       65,038
                                                             -------------
  TOTAL CONSUMER CYCLICALS (0.1%)                                1,556,710
                                                             -------------
CREDIT SENSITIVE (0.1%)
UTILITY--ELECTRIC
AES Trust I
  5.375% Conv. Series A ...........    18,100                    1,298,675
                                                             -------------
ENERGY (0.1%)
OIL--DOMESTIC
Devon Financing Trust
  $3.25 Conv. .....................     9,200                      673,900
                                                             -------------
TECHNOLOGY
TELECOMMUNICATIONS (0.5%)
Intermedia Communications, Inc.:
  7.0% Conv. Series D .............    17,700                      725,700
  7.0% Conv.+ .....................    23,000                      943,000
Mobile Telecommunications
  $2.25 Conv. .....................    22,100                      740,350
Nextel Strypes Trust
  7.25% Conv. .....................    40,700                      966,625
Nokia Oyj (A Shares) ..............    19,092                    1,355,471
QualComm Financial Trust:
  5.75% Conv.+ ....................    29,400                    1,376,288
  5.75% Conv. .....................     4,900                      229,381

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1997

                                                   NUMBER          VALUE
                                                 OF SHARES        (NOTE 1)
------------------------------------------------------------------------------
WorldCom, Inc.
  8.0% Conv. .........................             23,000        $2,415,000
                                                                 ----------
  TOTAL TECHNOLOGY (0.5%) ............                            8,751,815
                                                                 ----------
TOTAL PREFERRED STOCKS (1.0%)
  (Cost $13,527,581) .................                           16,145,854
                                                                 ----------
                                               PRINCIPAL
                                                 AMOUNT
                                               ---------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PROFESSIONAL SERVICES (0.1%)
Career Horizons, Inc.
  7.0% Conv., 11/01/02 ...............         $  605,000         1,258,400
Personnel Group of America:
  5.75% Conv., 07/01/04 ..............             65,000            73,775
  5.75% Conv., 07/01/04+ .............            295,000           334,825
                                                                 ----------
  TOTAL BUSINESS SERVICES (0.1%)                                  1,667,000
                                                                 ----------
CAPITAL GOODS
AEROSPACE (0.0%)
Orbital Sciences Corp.
  5.0% Conv., 10/01/02+ ..............            470,000           600,425
                                                                 ----------
BUILDING & CONSTRUCTION (0.0%)
Halter Marine Group, Inc.
  4.5% Conv., 09/15/04+ ..............            540,000           606,825
                                                                 ----------
MACHINERY (0.1%)
DII Group, Inc.
  6.0% Conv., 10/15/02+ ..............            800,000         1,223,000
                                                                 ----------
  TOTAL CAPITAL GOODS (0.1%) .........                            2,430,250
                                                                 ----------
CONSUMER CYCLICALS
FOOD SERVICES, LODGING (0.1%)
Cendant Corp.
  4.75% Conv., 03/01/03 ..............          1,620,000         2,178,900
                                                                 ----------
RETAIL--GENERAL (0.1%)
U.S. Office Products Co.
  5.5% Conv., 02/01/01 ...............          1,160,000         1,378,950
                                                                 ----------
  TOTAL CONSUMER CYCLICALS (0.2%)                                 3,557,850
                                                                 ----------
CONSUMER NONCYCLICALS
DRUGS (0.2%)
MedImmune, Inc.:
  7.0% Conv. Sub., 07/01/03+ .........            400,000           909,500
  7.0% Conv., 07/01/03 ...............            535,000         1,216,456
Quintiles Transnational Corp.:
  4.25% Conv., 05/31/00+ .............            460,000           516,925
  4.25% Conv., 05/31/00 ..............            300,000           337,125
                                                                 ----------
                                                                  2,980,006
                                                                 ----------
HOSPITAL SUPPLIES & SERVICES (0.1%)
FPA Medical Management, Inc.:
  6.5% Conv., 12/15/01+ ..............            630,000           642,600
  6.5% Conv., 12/15/01 ...............            435,000           443,700
RES-Care, Inc.
  6.0% Conv., 12/01/04 ...............            820,000           934,800
                                                                 ----------
                                                                  2,021,100
                                                                 ----------
MEDIA & CABLE (0.6%)
Time Warner, Inc.
  9.125%, 01/15/13 ...................          9,100,000        10,836,007
                                                                 ----------
  TOTAL CONSUMER NONCYCLICALS (0.9%)                             15,837,113
                                                                 ----------

                                          PRINCIPAL          VALUE
                                            AMOUNT         (NOTE 1)
-----------------------------------------------------------------------
CREDIT SENSITIVE
BANKS (1.6%)
Deutsche Bank
  6.7%, 12/13/06 ......................   $8,000,000      $ 8,110,160
Dime Capital Trust I
  9.33%, 05/06/27 .....................    7,600,000        8,596,816
Grupo Financiero Banorte
  Zero Coupon, 12/05/02 ...............          208            2,581
St. George Bank Ltd.
  7.15%, 10/15/05+ ....................    9,525,000        9,812,845
                                                          -----------
                                                           26,522,402
                                                          -----------
FINANCIAL SERVICES (1.1%)
Corp Andina de Fomento
  7.25%, 03/01/07 .....................   10,700,000       10,845,734
RAC Financial Group, Inc.:
  7.25% Conv. Sub., 08/15/03+ .........      505,000        1,217,050
  7.25% Conv., 08/15/03 ...............      110,000          265,100
World Financial Property
  6.95%, 09/01/13+ ....................    5,250,000        5,386,028
                                                          -----------
                                                           17,713,912
                                                          -----------
INSURANCE (0.1%)
Penn Treaty American Corp.:
  6.25% Conv., 12/01/03+ ..............      735,000          947,231
 6.25% Conv., 12/01/03 ................      170,000          219,088
                                                          -----------
                                                            1,166,319
                                                          -----------
MORTGAGE RELATED (2.9%)
Federal Home Loan Mortgage
  Corp.:
 7.0%, 09/01/11 .......................    9,079,051        9,218,079
 7.0%, 01/01/12 .......................    4,375,706        4,442,711
Federal National Mortgage
  Association:
 6.5%, 01/01/11 .......................      833,640          834,161
 6.0%, 04/01/11 .......................   11,048,388       10,868,852
 6.5%, 08/01/11 .......................    8,045,115        8,050,143
 7.0%, 05/01/26 .......................    9,539,154        9,604,736
 7.0%, 09/01/27 .......................    3,498,078        3,522,127
 7.0%, 08/01/26 .......................    2,369,822        2,386,114
                                                          -----------
                                                           48,926,923
                                                          -----------
U.S. GOVERNMENT (12.9%)
U.S. Treasury:
  6.125% Note, 08/31/98 ...............    4,375,000        4,390,041
  6.375% Note, 05/15/99 ...............   25,925,000       26,159,958
  6.0% Note, 08/15/00 .................   31,150,000       31,373,906
  6.25% Note, 04/30/01 ................   26,500,000       26,914,063
  6.5% Note, 08/31/01 .................   37,400,000       38,323,331
  6.5% Note, 05/31/02 .................   37,600,000       38,704,500
  6.875% Note, 05/15/06 ...............   13,605,000       14,561,608
  6.125% Bond, 11/15/27 ...............   33,855,000       34,786,013
                                                          -----------
                                                          215,213,420
                                                          -----------
 TOTAL CREDIT SENSITIVE (18.6%)                           309,542,976
                                                          -----------
ENERGY
COAL & GAS PIPELINES (0.1%)
Nabors Industries, Inc.
  5.0% Conv., 05/15/06 ................      845,000        1,529,450
                                                          -----------
GAS (0.2%)
Ras Laffan Liquid Natural Gas
  8.294%, 03/15/14+ ...................    3,500,000        3,293,521
                                                          -----------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1997

                                         PRINCIPAL         VALUE
                                          AMOUNT         (NOTE 1)
---------------------------------------------------------------------
OIL--SUPPLIES & CONSTRUCTION (0.2%)
Diamond Offshore Drilling, Inc.
  3.75% Conv. Sub. Note,
  02/15/07 ..........................  $    860,000     $  1,138,425
Parker Drilling Corp.
  5.5% Conv. Sub. Note, 08/01/04            760,000          814,625
Seacor Holdings, Inc.:
  5.375% Conv., 11/15/06 ............       605,000          685,162
  5.375% Conv., 11/15/06+ ...........        70,000           79,275
                                                       -------------
                                                           2,717,487
                                                       -------------
  TOTAL ENERGY (0.5%) ...............                      7,540,458
                                                       -------------
TECHNOLOGY
ELECTRONICS (1.0%)
Altera Corp.
  5.75% Conv. Sub. Note,
  06/15/02+ .........................     1,165,000        1,598,962
Baan Co.:
  4.5% Conv. Sub. Note,
 12/15/01+ ..........................       645,000          988,463
  4.5% Conv. Sub. Note, 12/15/01            180,000          275,850
Cymer, Inc.
  3.5%, 08/06/04+ (a) ...............     1,065,000          805,406
Integrated Process Equipment
  6.25% Conv., 09/15/04+ ............     1,585,000        1,313,569
Level One Communications:
  4.0% Conv., 09/01/04+ .............       910,000          855,400
  4.0% Conv., 09/01/04 ..............       280,000          263,200
Photronics, Inc.
  6.0% Conv., 06/01/04 ..............     1,485,000        1,702,181
Quantum Corp.
  5.0% Conv., 03/01/03+ .............       280,000          508,200
Sanmina Corp.
  5.5% Conv., 08/15/02+ .............     1,010,000        2,447,988
SCI Systems, Inc.
  5.0% Conv., 05/01/06+ .............     1,310,000        2,439,875
Solectron Corp.
  6.0% Conv., 03/01/06+ .............       855,000        1,172,419
Wind River Systems, Inc.
  5.0% Conv., 08/01/02+ .............     1,000,000        1,070,000
Xilinx, Inc.
  5.25% Conv., 11/01/02+ ............     1,400,000        1,354,500
                                                       -------------
                                                          16,796,013
                                                       -------------
TELECOMMUNICATIONS (0.1%)
Comverse Technology, Inc.:
  5.75% Conv. Sub., 10/01/06+ .......     1,295,000        1,395,362
 5.75% Conv., 10/01/06 ..............        45,000           48,488
                                                       -------------
                                                           1,443,850
                                                       -------------
  TOTAL TECHNOLOGY (1.1%) ...........                     18,239,863
                                                       -------------

                                         PRINCIPAL         VALUE
                                          AMOUNT         (NOTE 1)
---------------------------------------------------------------------
DIVERSIFIED (0.0%)
MISCELLANEOUS
Brierley Investment Ltd.
  9.0% Conv. Sub. Note,
  06/30/98 ..........................  $     14,000     $      9,105
                                                      --------------
TOTAL LONG-TERM DEBT SECURITIES (21.5%)
  (Amortized Cost $347,094,868)                          358,824,615
                                                      --------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCE (1.2%)
Suntrust Bank
  5.73%, due 01/26/98 ...............    20,000,000       19,920,416
                                                      --------------
CERTIFICATES OF DEPOSIT (1.5%)
Deutsche Bank
  5.75%, due 01/20/98 ...............    25,000,000       24,997,471
                                                      --------------
COMMERCIAL PAPER (0.9%)
Province of Quebec
  5.68%, due 01/12/98 ...............    15,000,000       14,973,967
                                                      --------------
U.S. GOVERNMENT AGENCIES (6.9%)
Federal Home Loan Mortgage
  Corp.
  6.0%, due 01/02/98 ................   114,900,000      114,880,850
                                                      --------------
TOTAL SHORT-TERM DEBT SECURITIES (10.5%)
  (Amortized Cost $174,772,704)                          174,772,704
                                                      --------------
TOTAL INVESTMENTS (99.5%)
  (Cost/Amortized Cost $1,482,735,753)                 1,657,357,208
OTHER ASSETS
  LESS LIABILITIES (0.5%) ...........                      8,761,507
                                                      --------------
NET ASSETS (100.0%) .................                 $1,666,118,715
                                                      ==============


DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments
Canada ...........................     0.3%
France ...........................     0.8
Germany ..........................     0.9
Japan ............................     3.5
Netherlands ......................     0.9
New Zealand & Australia ..........     0.5
Scandinavia ......................     1.0
Southeast Asia ...................     0.4
Spain ............................     0.5
Switzerland ......................     0.6
United Kingdom ...................     3.1
United States ** .................    86.8
Other European Countries .........     0.7
                                     -----
                                     100.0%
                                     =====

----------
*     Non-income producing.
**    Includes Short-Term Debt Securities of 10.5%.

+ Security exempt from registration under 144A of the securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1997, these securities amounted to $61,346,584 or 3.7% of net assets.
(a) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1997.

      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt

                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 1997

1. Organization and Significant Accounting Policies

   The Hudson River Trust (the "Trust") (successor to The Hudson River Fund, Inc., a Maryland corporation organized in 1984) was formed as a Massachusetts business trust on July 10, 1987 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust issues shares of beneficial interest currently divided among fourteen Portfolios (the "Portfolios"): Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors. Effective October 2, 1996, the Trust made available a second class of shares, Class IB, for each of the Trust's Portfolios. In connection with the Class IB shares offering, the existing class of shares was redesignated Class IA. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

   Class IA shares are offered to separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated, Equitable Variable Life Insurance Company ("Equitable Variable"), a wholly-owned subsidiary of the Equitable, and to separate accounts of other insurance companies unaffiliated with Equitable and Equitable Variable. Effective January 1, 1997, Equitable Variable was merged into Equitable. Class IB shares are offered to an insurance company separate account of Equitable. Effective March 12, 1997, the Trust's Board of Trustees approved the establishment of the Alliance Small Cap Growth Portfolio at an initial share value of $10. The Portfolio commenced operations on May 1, 1997.

   The investment objectives of each Portfolio are as follows:

   Alliance Money Market Portfolio -- High level of current income, preserve its assets and maintain liquidity. The Portfolio pursues this objective by investing in primarily high quality U.S. dollar denominated money market instruments.

   Alliance Intermediate Government Securities Portfolio -- High current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities.

   Alliance Quality Bond Portfolio -- High current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

   Alliance High Yield Portfolio -- High return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Portfolio pursues this objective by investing primarily in a diversified mix of high yield, fixed income securities involving greater volatility of price and risk of principal and income than high quality fixed income securities. The medium and lower quality debt securities in which the Portfolio may invest are known as "junk bonds."

   Alliance Growth and Income Portfolio -- High total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

   Alliance Equity Index Portfolio -- Total return before expenses that approximates the total return performance of the Standard & Poor's Corporation 500 Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

   Alliance Common Stock Portfolio -- Long-term growth of its capital and increase income. The Portfolio pursues this objective by investing primarily in common stock and other equity-type instruments.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

   Alliance Global Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in equity securities of non-United States companies as well as United States issuers.

   Alliance International Portfolio -- Long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-United States companies with prospects for growth.

   Alliance Aggressive Stock Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies with strong growth prospects.

   Alliance Small Cap Growth Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by smaller-sized companies with strong growth potential.

   Alliance Conservative Investors Portfolio -- High total return without, in the investment adviser's opinion, undue risk to principal. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and debt securities.

   Alliance Balanced Portfolio -- High return through both appreciation of capital and current income. The Portfolio pursues this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

   Alliance Growth Investors Portfolio -- Highest total return consistent with the investment adviser's determination of reasonable risk. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and fixed income securities, including at times common stocks issued by intermediate and small-sized companies and at times fixed income securities that are medium and lower quality debt securities known as "junk bonds."

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

   The following is a summary of the significant accounting policies of the
Trust:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale during the day, at a bid price estimated by a broker.

   Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

   Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

   Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

   Long-term corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

   U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities are valued at representative quoted prices.

   Foreign securities not traded directly, or in American Depository Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin.

   Except for the Alliance Money Market Portfolio, short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. Short-term debt securities held in the Alliance Money Market Portfolio are valued at representative quoted prices regardless of the length of maturity.

   Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Other securities, including restricted securities, and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at "fair value" as determined in good faith by the Valuation Committee of the Board of Trustees.

   Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

   Interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

   Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

   Expenses attributable to a single Portfolio are charged to that Portfolio. Expenses of the Trust are charged to each Portfolio in proportion to net assets.

   The Board of Trustees has approved the lending of portfolio securities, through its custodian bank, Chase Manhattan Bank, N.A. ("Chase"), acting as lending agent, to certain broker-dealers in exchange for negotiated lenders' fees. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the securities loaned. All loans will be collateralized in the form of cash or U.S. Government securities. Chase invests the cash collateral in short-term investments and retains a portion of the interest earned. Chase will indemnify the Portfolios for any loss resulting from a borrower's failure to return a loaned security when due. The following table shows the value of securities loaned and collateral received at December 31, 1997, and the security loan fees received, net of rebates paid, for the year ended December 31, 1997. Such net fees are included in interest income in the accompanying Statements of Operations.

                                                         VALUE OF              VALUE OF          SECURITY LOAN
PORTFOLIO                                           SECURITIES LOANED    COLLATERAL RECEIVED*    FEES RECEIVED
---------                                           -----------------    --------------------    -------------
Alliance Intermediate Government Securities .....      $ 32,201,367          $ 33,220,564         $   39,876
Alliance Quality Bond ...........................        50,573,670            51,975,110             48,428
Alliance Growth and Income ......................        82,082,344            83,758,200             44,878
Alliance Equity Index ...........................       111,251,919           113,256,053             53,477
Alliance Common Stock ...........................       662,769,145           672,888,280            585,669
Alliance Global .................................       112,593,733           116,411,892            396,835
Alliance International ..........................        14,904,809            15,770,821             90,583
Alliance Aggressive Stock .......................       630,594,623           636,513,616          1,807,252
Alliance Conservative Investors .................        65,514,619            67,529,380             68,901
Alliance Balanced ...............................       292,916,191           301,012,558            437,345
Alliance Growth Investors .......................       185,900,995           191,232,973            398,085

----------
* Including U.S. Government securities valued at $18,342,994, $31,657,214, $60,800, $3,719,500, $10,050,000, $2,564,100, $718,240, $23,874,600,
  $37,866,285, $61,873,419 and $31,723,786 for the Alliance Intermediate
  Government Securities, Alliance Quality Bond, Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

   The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

   (i) market value of investment securities, other assets and liabilities--at the valuation date.

   (ii) purchase and sales of investment securities, income and expenses--at the date of such transactions.

   The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Net currency gains or losses realized and unrealized as a result of differences between interest or dividends and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

   The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no federal income tax provision is required. Dividends from net investment income are declared and distributed quarterly; dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and as such, the amounts may differ from financial statement investment income and realized capital gains.

   Options Written:

   All Portfolios (except for the Alliance Money Market and Alliance Equity Index Portfolios) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are realized as gains on the expiration date. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

   Futures and Forward Contracts:

   Futures and forward contracts are agreements to buy or sell a security for a set price in the future. A Portfolio may buy or sell futures and forward contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be either in cash or U.S. Treasury securities. During the period the futures and forward contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures and forward contracts and may incur a loss. The use of futures and forward contracts transactions involves the risk of imperfect correlation in movements in the price of futures and forward contracts, interest rates and the underlying hedged assets.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

   Limitations on Market and Credit Risk:

   Written options, futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous related to the market price. The contract amounts of these futures and forward contracts reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward contracts are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

     Statement of Position 93-2:

     For the year ended December 31, 1997, in conformity with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the reclassification arising from current book/tax differences resulted in increases (decreases) to the components of net assets as follows:

                                           ALLIANCE                              ALLIANCE
                                         INTERMEDIATE   ALLIANCE                  GROWTH       ALLIANCE
                                          GOVERNMENT    QUALITY     ALLIANCE       AND         EQUITY     ALLIANCE      ALLIANCE
                                          SECURITIES      BOND     HIGH YIELD    INCOME        INDEX    COMMON STOCK     GLOBAL
                                           PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                           ---------   ---------    ---------   ---------    ---------    ---------     ---------
Undistributed (overdistributed) net
 investment income ..................... $ (4,160)  $   664,479  $   28,777  $   48,024   $  260,751  $ (2,631,075)  $ 15,935,865
Accumulated net realized gain (loss) ...    4,160      (664,479)    (28,777)    (48,024)    (260,751)    2,631,075    (15,935,865)


                                                               ALLIANCE      ALLIANCE     ALLIANCE                    ALLIANCE
                                               ALLIANCE       AGGRESSIVE    SMALL CAP   CONSERVATIVE    ALLIANCE       GROWTH
                                            INTERNATIONAL       STOCK         GROWTH      INVESTORS     BALANCED     INVESTORS
                                              PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                              ---------       ---------     ---------     ---------    ---------     ---------
Paid-in capital ..........................  $         --    $         --    $ (7,066)    $       --    $      --   $         --
Undistributed (overdistributed) net
 investment income .......................     3,322,727       1,777,082         410       (146,376)      58,776      4,831,809
Accumulated net realized gain (loss) .....    (3,322,727)     (1,777,082)      6,656        146,376      (58,776)    (4,831,809)

     Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the period from November 1, 1997 to December 31, 1997 certain Portfolios incurred and elected to defer until January 1, 1998 for U.S. Federal income tax purposes net capital and net currency losses of approximately:

                                               CAPITAL      CURRENCY
PORTFOLIO                                      LOSSES        LOSSES
---------                                      ------        ------
Alliance Equity Index ...................    $       --     $  3,600
Alliance Common Stock ...................            --       33,030
Alliance Global .........................            --      433,526
Alliance International ..................     4,160,819      670,264
Alliance Small Cap Growth ...............     1,448,447           --
Alliance Conservative Investors .........            --       37,085
Alliance Balanced .......................            --       61,818
Alliance Growth Investors ...............            --       81,786

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

2. Management of the Trust

     Alliance Capital Management L.P. (Alliance), a publicly traded limited partnership, indirectly majority-owned by Equitable, is the investment adviser. Prior to May 1, 1997, the investment advisory fees were as follows:

                                                                                       AVERAGE DAILY NET ASSETS
                                                                            -----------------------------------------------
                                                                                 FIRST            NEXT             OVER
                                                                             $350 MILLION     $400 MILLION     $750 MILLION
                                                                            --------------   --------------   -------------
Alliance Common Stock, Alliance Money Market and Alliance Balanced
 Portfolios .............................................................         .40%             .375%            .35%
Alliance Aggressive Stock and Alliance Intermediate Government Securities
 Portfolios .............................................................         .50%             .475%            .45%
Alliance High Yield, Alliance Global, Alliance Conservative Investors and
 Alliance Growth Investors Portfolios ...................................         .55%             .525%            .50%

                                                                                 FIRST            NEXT            OVER
                                                                             $500 MILLION     $500 MILLION     $1 BILLION
                                                                            --------------   --------------   -----------
Alliance Quality Bond and Alliance Growth and Income Portfolios .........         .55%             .525%           .50%

                                                                               FIRST            NEXT             OVER
                                                                           $750 MILLION     $750 MILLION     $1.5 BILLION
                                                                          --------------   --------------   -------------
Alliance Equity Index Portfolio .........................................       .35%             .30%             .25%


                                                                               FIRST            NEXT             OVER
                                                                           $500 MILLION      $1 BILLION      $1.5 BILLION
                                                                           --------------   ------------    -------------
Alliance International Portfolio ........................................        .90%            .85%            .80%

     On December 13, 1996, the Trust's Board of Trustees approved a new Investment Advisory Agreement with Alliance and subsequently extended the agreement to the Alliance Small Cap Growth Portfolio on March 12, 1997. On April 9, 1997, shareholders of each respective Portfolio, except for the Alliance Small Cap Growth Portfolio which commenced operations on May 1, 1997, approved a new Investment Advisory Agreement. Effective May 1, 1997, the advisory fees payable under this agreement are as follows:

                                                                            AVERAGE DAILY NET ASSETS
                                                      ---------------------------------------------------------------------
                                                           FIRST          NEXT          NEXT          NEXT
PORTFOLIO                                              $750 MILLION   $750 MILLION   $1 BILLION   $2.5 BILLION   THEREAFTER
---------                                              ------------   ------------   ----------   ------------   ----------
Alliance Money Market ...............................       .350%          .325%         .300%         .280%       .270%
Alliance Intermediate Government Securities .........       .500%          .475%         .450%         .430%       .420%
Alliance Quality Bond ...............................       .525%          .500%         .475%         .455%       .445%
Alliance High Yield .................................       .600%          .575%         .550%         .530%       .520%
Alliance Growth and Income ..........................       .550%          .525%         .500%         .480%       .470%
Alliance Equity Index ...............................       .325%          .300%         .275%         .255%       .245%
Alliance Common Stock ...............................       .475%          .425%         .375%         .355%       .345%*
Alliance Global .....................................       .675%          .600%         .550%         .530%       .520%
Alliance International ..............................       .900%          .825%         .800%         .780%       .770%
Alliance Aggressive Stock ...........................       .625%          .575%         .525%         .500%       .475%
Alliance Small Cap Growth ...........................       .900%          .850%         .825%         .800%       .775%
Alliance Conservative Investors .....................       .475%          .425%         .375%         .350%       .325%
Alliance Balanced ...................................       .450%          .400%         .350%         .325%       .300%
Alliance Growth Investors ...........................       .550%          .500%         .450%         .425%       .400%

----------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

3. Distribution Plan

     Each Portfolio's Distribution Plan permits the Portfolio to pay a distribution fee of up to 0.50% of the average daily net assets attributable to its Class IB shares. The Trust, on behalf of each Portfolio, has entered into a Distribution Agreement (the "Agreements") pursuant to the Distribution Plans with Equitable Distributors, Inc. ("EDI"), an indirect, wholly-owned subsidiary of the Equitable, under which EDI receives payments at a rate equal to 0.25% of the average daily net assets attributable to the Class IB shares of each Portfolio except the Small Cap Growth Portfolio. The Small Cap Growth Portfolio Agreement provides that EDI will receive an annual fee not to exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in the ratio of expenses to average daily net assets attributable to Class IB shares equaling 1.20%.

     The Distribution Plans provide that EDI will use the payments received under the Agreements for services rendered (and expenses borne) in connection with activities primarily intended to result in the sale of the Trust's Class IB shares. Since EDI's compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreements during any year may be more or less than its actual expenses. For this reason, the Distribution Plans are characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

4. Investment Transactions

     Investment security transactions, excluding short-term debt securities, for the year ended December 31, 1997 were as follows:


                                                                   PURCHASES                            SALES
                                                      ----------------------------------- ----------------------------------
                                                          STOCKS AND     U.S. GOVERNMENT      STOCKS AND     U.S. GOVERNMENT
PORTFOLIO                                              DEBT SECURITIES     AND AGENCIES    DEBT SECURITIES    AND AGENCIES
---------                                              ---------------     ------------    ---------------    ------------
Alliance Intermediate Government Securities .........  $           --    $  289,263,347    $           --    $  268,248,135
Alliance Quality Bond ...............................     163,237,234       495,861,466       171,665,271       442,101,550
Alliance High Yield .................................   1,235,945,918                --     1,073,614,879                --
Alliance Growth and Income ..........................     568,400,225                --       306,859,124                --
Alliance Equity Index ...............................     414,309,473                --        22,554,753                --
Alliance Common Stock ...............................   4,620,850,933                --     4,082,534,069                --
Alliance Global .....................................     706,451,901                --       588,394,296                --
Alliance International ..............................     160,707,760                --       101,610,156                --
Alliance Aggressive Stock ...........................   5,505,273,307                --     5,142,936,366                --
Alliance Small Cap Growth * .........................     192,773,234                --        57,648,193                --
Alliance Conservative Investors .....................     149,330,575       334,113,271       176,462,757       312,290,578
Alliance Balanced ...................................   1,025,160,528     1,195,953,420     1,208,802,299     1,029,716,011
Alliance Growth Investors ...........................   1,135,831,343       607,149,017     1,206,132,190       378,552,050

----------
* For the period from May 1, 1997 (commencement of operations) to December 31, 1997.

     No activity is shown for the Alliance Money Market Portfolio since it trades exclusively in short-term debt securities.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

     Transactions in options written for the year ended December 31, 1997 are summarized as follows:

                                                                            ALLIANCE
                                                                          COMMON STOCK
                                                                            PORTFOLIO
                                                                ---------------------------------
                                                                  NUMBER OF          PREMIUMS
                                                                  CONTRACTS          RECEIVED
                                                                -------------   -----------------
Options outstanding--January 1, 1997 ........................       161,200      $   68,607,800
Options written .............................................     1,794,950         623,448,846
Options terminated in closing purchase transactions .........      (910,000)       (344,806,113)
Options expired .............................................      (306,750)       (103,999,855)
Options exercised ...........................................      (374,150)       (139,689,978)
                                                                  ---------      --------------
Options outstanding--December 31, 1997 ......................       365,250      $  103,560,700
                                                                  =========      ==============

     The Portfolios (except for the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios) may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign securities holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At December 31, 1997, the Alliance Quality Bond, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios had outstanding forward currency contracts to buy/sell foreign currencies as follows:


                                                  CONTRACT       COST ON         U.S. $         UNREALIZED
                                                   AMOUNT      ORIGINATION       CURRENT       APPRECIATION
ALLIANCE QUALITY BOND PORTFOLIO:                   (000'S)         DATE           VALUE       (DEPRECIATION)
--------------------------------                   -------         ----           -----       --------------
FOREIGN CURRENCY BUY CONTRACTS
Canadian Dollars, settling 02/17/98 ..........        661      $  467,219      $  463,327       $ (3,892)
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollar, settling 01/12/98 .........     11,949       8,017,325       7,785,968        231,357
Canadian Dollar, settling 02/17/98 ...........        661         466,691         463,326          3,365
                                                                                                --------
                                                                                                $230,830
                                                                                                ========

                                                               CONTRACT         COST ON          U.S. $          UNREALIZED
                                                                AMOUNT        ORIGINATION        CURRENT        APPRECIATION
ALLIANCE GLOBAL PORTFOLIO:                                      (000'S)          DATE             VALUE        (DEPRECIATION)
--------------------------                                      -------          ----             -----        --------------
FOREIGN CURRENCY BUY CONTRACTS
Deutsche Marks, settling 01/23/98 ........................        44,000     $ 25,292,444     $ 24,492,886      $ (799,558)
Irish Punts, settling 01/05/98 ...........................           147          210,357          209,151          (1,206)
Japanese Yen, settling 02/27/98-04/14/98 .................     2,170,000       16,783,366       16,778,541          (4,825)
Netherlands Guilders, settling 01/23/98 ..................        58,900       30,079,412       29,091,879        (987,533)
Swedish Krona, settling 01/02/98 .........................         7,950        1,025,125        1,001,272         (23,853)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 01/02/98 ........................           700        1,167,348        1,150,313          17,035
Deutsche Marks, settling 01/02/98-01/23/98 ...............        44,160       25,102,287       24,581,827         520,460
Finnish Markka, settling 01/02/98 ........................         2,200          409,112          403,599           5,513
French Franc, settling 01/02/98 ..........................         7,000        1,178,928        1,163,081          15,847
Japanese Yen, settling 02/27/98-04/14/98 .................    13,270,000      109,655,596      103,021,611       6,633,985
Netherlands Guilders, settling 01/02/98-01/23/98 .........        60,300       30,410,102       29,782,333         627,769
Norwegian Krone, settling 01/02/98 .......................           480           65,964           64,990             974
                                                                                                                ----------
                                                                                                                $6,004,608
                                                                                                                ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

                                                               CONTRACT        COST ON          U.S. $         UNREALIZED
                                                                AMOUNT       ORIGINATION       CURRENT        APPRECIATION
ALLIANCE INTERNATIONAL PORTFOLIO:                               (000'S)          DATE           VALUE        (DEPRECIATION)
---------------------------------                               -------          ----           -----        --------------
FOREIGN CURRENCY BUY CONTRACTS
Deutsche Marks, settling 01/02/98-01/23/98 ...............       10,240      $ 5,885,470     $ 5,699,277      $ (186,193)
Japanese Yen, settling 02/27/98-04/14/98 .................      872,000        6,789,467       6,751,775         (37,692)
Netherlands Guilders, settling 01/23/98 ..................        8,100        4,136,558       4,000,751        (135,807)
FOREIGN CURRENCY SALE CONTRACTS
Belgian Franc, settling 01/02/98 .........................        1,600           43,688          43,184             504
Deutsche Marks, settling 01/02/98-01/23/98 ...............       10,410        5,907,722       5,793,777         113,945
Finnish Markka, settling 01/02/98 ........................        1,300          241,748         238,490           3,258
Japanese Yen, settling 01/05/98-04/14/98 .................    4,652,000       38,312,357      36,098,497       2,213,860
Netherlands Guilders, settling 01/02/98-01/23/98 .........        8,460        4,265,786       4,178,296          87,490
                                                                                                              ----------
                                                                                                              $2,059,365
                                                                                                              ==========

                                                       CONTRACT       COST ON          U.S. $         UNREALIZED
                                                        AMOUNT      ORIGINATION       CURRENT        APPRECIATION
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:              (000'S)         DATE           VALUE        (DEPRECIATION)
------------------------------------------              -------         ----           -----        --------------
FOREIGN CURRENCY BUY CONTRACTS
French Franc, settling 01/23/98-01/30/98 ..........     11,106      $1,870,275      $1,847,854        $ (22,421)
Deutsche Marks, settling 01/02/98 .................      1,870       1,073,663       1,039,495          (34,168)
Japanese Yen, settling 02/27/98 ...................     56,000         432,305         432,825              520
Netherlands Guilders, settling 01/02/98 ...........      1,940         989,579         956,773          (32,806)
Norwegian Krone, settling 01/23/98 ................      2,500         347,301         338,969           (8,332)
Spanish Peseta, settling 01/23/98 .................     90,000         600,200         591,072           (9,128)
Swedish Krona, settling 01/02/98-01/23/98 .........      2,756         359,907         347,254          (12,653)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 01/07/98 .................         28          45,244          45,461             (217)
Deutsche Marks, settling 01/02/98 .................      1,870       1,048,059       1,039,495            8,564
French Franc, settling 01/23/98 ...................     11,000       1,859,663       1,830,216           29,447
Japanese Yen, settling 01/06/98-04/14/98 ..........    358,673       2,962,975       2,784,133          178,842
Netherlands Guilders, settling 01/02/98 ...........      1,940         964,910         956,772            8,138
Norwegian Krone, settling 01/23/98 ................      2,500         348,058         338,969            9,089
Spanish Peseta, settling 01/23/98 .................     90,000         602,208         591,072           11,136
Swedish Krona, settling 01/02/98-01/23/98 .........      2,328         307,119         293,356           13,763
                                                                                                      ---------
                                                                                                      $ 139,774
                                                                                                      =========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

                                                        CONTRACT        COST ON          U.S. $          UNREALIZED
                                                         AMOUNT       ORIGINATION        CURRENT        APPRECIATION
ALLIANCE BALANCED PORTFOLIO:                             (000'S)          DATE            VALUE        (DEPRECIATION)
----------------------------                             -------          ----            -----        --------------
FOREIGN CURRENCY BUY CONTRACTS
French Franc, settling 01/23/98 ...................       99,000      $16,671,017     $16,471,943       $ (199,074)
Deutsche Marks, settling 01/02/98 .................       17,300        9,932,824       9,616,721         (316,103)
Japanese Yen, settling 02/27/98-04/14/98 ..........    1,000,000        7,838,089       7,753,716          (84,373)
Netherlands Guilders, settling 01/02/98 ...........       17,600        8,977,622       8,679,999         (297,623)
Norwegian Krone, settling 01/23/98 ................       22,000        3,056,252       2,982,930          (73,322)
Spanish Peseta, settling 01/23/98 .................      800,000        5,335,112       5,253,975          (81,137)
Swedish Krona, settling 01/23/98 ..................       13,000        1,700,062       1,638,400          (61,662)
FOREIGN CURRENCY SALE CONTRACTS
British Pounds, settling 01/07/98 .................          229          375,646         375,403              243
Deutsche Marks, settling 01/02/98 .................       17,300        9,695,951       9,616,721           79,230
French Franc, settling 01/23/98-01/30/98 ..........       99,457       16,812,017      16,547,968          264,049
Japanese Yen, settling 01/05/98-04/14/98 ..........    3,988,798       32,900,946      30,969,984        1,930,962
Netherlands Guilders, settling 01/02/98 ...........       17,600        8,753,823       8,679,999           73,824
Norwegian Krone, settling 01/23/98 ................       22,000        3,062,915       2,982,930           79,985
Spanish Peseta, settling 01/23/98 .................      800,000        5,352,961       5,253,975           98,986
Swedish Krona, settling 01/05/98-01/23/98 .........       13,795        1,816,583       1,738,550           78,033
                                                                                                        ----------
                                                                                                        $1,492,018
                                                                                                        ==========


                                                               CONTRACT        COST ON          U.S. $         UNREALIZED
                                                                AMOUNT       ORIGINATION       CURRENT        APPRECIATION
ALLIANCE GROWTH INVESTORS PORTFOLIO:                            (000'S)          DATE           VALUE        (DEPRECIATION)
------------------------------------                            -------          ----           -----        --------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, settling 01/08/98 ........................           65      $   108,622     $   107,420      $   (1,202)
French Franc, settling 01/30/98 ..........................        3,653          608,562         608,068            (494)
Deutsche Marks, settling 01/02/98-01/23/98 ...............       22,980       13,206,726      12,788,720        (418,006)
Japanese Yen, settling 01/05/98-04/14/98 .................    1,168,671        9,067,606       9,040,016         (27,590)
Netherlands Guilders, settling 01/23/98 ..................       18,900        9,651,967       9,335,085        (316,882)
Swedish Krona, settling 01/02/98 .........................        9,168        1,182,065       1,154,672         (27,393)
FOREIGN CURRENCY SALE CONTRACTS
Australian Dollars, settling 01/02/98 ....................          132           85,276          86,274            (998)
British Pounds, settling 01/06/98 ........................          137          227,385         225,848           1,537
Canadian Dollars, settling 01/02/98 ......................           54           36,927          37,579            (652)
Deutsche Marks, settling 01/02/98-01/23/98 ...............       22,980       13,029,701      12,788,720         240,981
French Franc, settling 01/30/98 ..........................        1,135          189,471         188,841             630
Indonesian Rupiah, settling 01/02/98-01/07/98 ............        9,315            1,595           1,693             (98)
Japanese Yen, settling 01/05/98-04/14/98 .................    6,217,997       51,324,595      48,270,138       3,054,457
Netherlands Guilders, settling 01/05/98-01/23/98 .........       19,317        9,738,946       9,540,548         198,398
                                                                                                              ----------
                                                                                                              $2,702,688
                                                                                                              ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

     As of December 31, 1997, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



                                                                               GROSS UNREALIZED
                                                                       ---------------------------------   NET UNREALIZED
                                                           COST OF                                          APPRECIATION
PORTFOLIO                                                INVESTMENTS     APPRECIATION     DEPRECIATION     (DEPRECIATION)
---------                                                -----------     ------------     ------------     --------------
Alliance Money Market ...............................  $  551,106,796   $      113,321   $       (1,450)  $      111,871
Alliance Intermediate Government Securities .........     113,600,359        1,418,742          (81,837)       1,336,905
Alliance Quality Bond ...............................     198,044,047        1,526,456         (488,133)       1,038,323
Alliance High Yield .................................     402,787,235       10,488,392       (3,831,357)       6,657,035
Alliance Growth and Income ..........................     511,230,453       85,982,551      (13,121,234)      72,861,317
Alliance Equity Index ...............................     717,468,668      230,719,482       (9,632,048)     221,087,434
Alliance Common Stock ...............................   7,105,768,791    2,818,811,560     (199,170,219)   2,619,641,341
Alliance Global .....................................   1,080,321,370      279,910,104     (138,571,829)     141,338,275
Alliance International ..............................     196,445,985       26,360,668      (39,855,124)     (13,494,456)
Alliance Aggressive Stock ...........................   4,074,878,825      759,226,094     (349,159,577)     410,066,517
Alliance Small Cap Growth ...........................     153,262,271        8,273,490       (7,682,047)         591,443
Alliance Conservative Investors .....................     291,571,008       22,817,939       (3,133,104)      19,684,835
Alliance Balanced ...................................   1,533,148,635      209,288,194      (30,695,116)     178,593,078
Alliance Growth Investors ...........................   1,486,000,218      234,997,062      (63,640,072)     171,356,990

     During the year ended December 31, 1997, the Alliance Intermediate Government Securities and Alliance Quality Bond Portfolios utilized available capital loss carryforwards of $999,418 and $4,993,810, respectively.


     The Alliance Intermediate Government Securities Portfolio had net capital loss carryforwards of $8,831,948 (of which $8,349,809 expires in the year 2002 and $482,139 expires in the year 2004). To the extent the above losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.


5. Capital Share Transactions


     At December 31, 1997, there was an unlimited number of shares of beneficial interest (Shares), without par value, available for issuance by the Board of Trustees. Shares are divided into two classes, designated Class IA and Class IB for each Portfolio.


     Transactions in Shares were as follows:

                                                                     ALLIANCE
                                    ALLIANCE                       INTERMEDIATE
                                  MONEY MARKET                 GOVERNMENT SECURITIES
                                    PORTFOLIO                        PORTFOLIO
                        --------------------------------- -------------------------------
                                   YEAR ENDED                       YEAR ENDED
                                  DECEMBER 31,                     DECEMBER 31,
                              1997             1996             1997            1996
                        ---------------- ---------------- --------------- ---------------
Class IA
--------
Shares sold ...........     88,164,162       49,765,857       4,317,481       3,938,806
Shares issued in
 reinvestment of
 dividends and
 distributions ........      2,138,588        1,878,824         605,567         496,768
                            ----------       ----------       ---------       ---------
Total shares issued ...     90,302,750       51,644,681       4,923,048       4,435,574
Shares redeemed .......    (91,686,416)     (44,125,860)     (2,249,794)     (2,495,957)
                           -----------      -----------      ----------      ----------
Net increase
 (decrease) ...........     (1,383,666)       7,518,821       2,673,254       1,939,617
                           ===========      ===========      ==========      ==========



                                   ALLIANCE                        ALLIANCE
                                 QUALITY BOND                     HIGH YIELD
                                   PORTFOLIO                       PORTFOLIO
                        ------------------------------- -------------------------------
                                  YEAR ENDED                      YEAR ENDED
                                 DECEMBER 31,                    DECEMBER 31,
                              1997            1996            1997            1996
                        --------------- --------------- --------------- ---------------
Class IA
--------
Shares sold ...........     5,108,456       2,872,392      15,273,062       7,067,122
Shares issued in
 reinvestment of
 dividends and
 distributions ........     1,161,537       1,135,383       3,903,981       2,737,878
                            ---------       ---------      ----------       ---------
Total shares issued ...     6,269,993       4,007,775      19,177,043       9,805,000
Shares redeemed .......    (1,749,691)     (4,048,559)     (4,915,625)     (2,158,843)
                           ----------      ----------      ----------      ----------
Net increase
 (decrease) ...........     4,520,302         (40,784)     14,261,418       7,646,157
                           ==========      ==========      ==========      ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

                                      ALLIANCE                       ALLIANCE
                                 GROWTH AND INCOME                 EQUITY INDEX
                                     PORTFOLIO                       PORTFOLIO
                           ------------------------------ -------------------------------
                                     YEAR ENDED                     YEAR ENDED
                                    DECEMBER 31,                   DECEMBER 31,
                                 1997           1996            1997            1996
                           --------------- -------------- --------------- ---------------
Class IA
--------
Shares sold ..............    17,042,406      9,026,248      25,418,356      16,152,780
Shares issued in
 reinvestment of
 dividends and
 distributions ...........     2,393,845      1,157,520         723,055       1,372,168
                              ----------      ---------      ----------      ----------
Total shares issued .         19,436,251     10,183,768      26,141,411      17,524,948
Shares redeemed ..........    (1,171,007)      (730,115)     (3,834,705)     (4,670,841)
                              ----------     ----------      ----------      ----------
Net increase .............    18,265,244      9,453,653      22,306,706      12,854,107
                              ==========     ==========      ==========      ==========

                                       ALLIANCE                         ALLIANCE
                                     COMMON STOCK                        GLOBAL
                                       PORTFOLIO                        PORTFOLIO
                           --------------------------------- -------------------------------
                                      YEAR ENDED                       YEAR ENDED
                                     DECEMBER 31,                     DECEMBER 31,
                                 1997             1996             1997            1996
                           ---------------- ---------------- --------------- ---------------
Class IA
--------
Shares sold ..............     50,744,225       43,446,898      13,465,598      15,536,853
Shares issued in
 reinvestment of
 dividends and
 distributions ...........     35,866,900       39,581,929       5,883,409       3,493,773
                               ----------       ----------      ----------      ----------
Total shares issued .          86,611,125       83,028,827      19,349,007      19,030,626
Shares redeemed ..........    (18,396,632)     (15,634,826)     (8,663,149)     (3,682,913)
                              -----------      -----------      ----------      ----------
Net increase .............     68,214,493       67,394,001      10,685,858      15,347,713
                              ===========      ===========      ==========      ==========

                                      ALLIANCE                         ALLIANCE
                                   INTERNATIONAL                   AGGRESSIVE STOCK
                                     PORTFOLIO                         PORTFOLIO
                          -------------------------------- ---------------------------------
                                     YEAR ENDED                       YEAR ENDED
                                    DECEMBER 31,                     DECEMBER 31,
                                1997             1996            1997             1996
                          ---------------- --------------- ---------------- ----------------
Class IA
--------
Shares sold .............     17,702,398      12,450,977       34,847,127       28,813,436
Shares issued in
 reinvestment of
 dividends and
 distributions ..........      1,469,420         409,789       11,233,155       18,391,950
                              ----------      ----------       ----------       ----------
Total shares issued .....     19,171,818      12,860,766       46,080,282       47,205,386
Shares redeemed .........    (13,816,916)     (2,284,561)     (27,155,091)     (15,090,379)
                             -----------      ----------      -----------      -----------
Net increase ............      5,354,902      10,576,205       18,925,191       32,115,007
                             ===========      ==========      ===========      ===========

                               ALLIANCE                 ALLIANCE
                           SMALL CAP GROWTH      CONSERVATIVE INVESTORS
                               PORTFOLIO                PORTFOLIO
                          ------------------ -------------------------------
                             MAY 1, 1997*              YEAR ENDED
                                  TO                  DECEMBER 31,
                           DECEMBER 31, 1997       1997            1996
                          ------------------ --------------- ---------------
Class IA
--------
Shares sold .............     12,473,113         2,875,061       4,420,391
Shares issued in
 reinvestment of
 dividends and
 distributions ..........        185,690         1,809,193       1,758,154
                              ----------         ---------       ---------
Total shares issued .....     12,658,803         4,684,254       6,178,545
Shares redeemed .........     (4,992,168)       (3,816,982)     (3,042,720)
                              ----------        ----------      ----------
Net increase ............      7,666,635           867,272       3,135,825
                              ==========        ==========      ==========

                                                 ALLIANCE                            ALLIANCE
                                                 BALANCED                        GROWTH INVESTORS
                                                PORTFOLIO                            PORTFOLIO
                                    ----------------------------------   ---------------------------------
                                                YEAR ENDED                          YEAR ENDED
                                               DECEMBER 31,                        DECEMBER 31,
Class IA                                  1997               1996              1997              1996
--------                            ----------------   ---------------   ---------------   ---------------
Shares sold .....................        3,662,533         3,826,284         9,706,135        17,024,570
Shares issued in
 reinvestment of
 dividends and
 distributions ..................        8,034,691        11,161,085         6,731,864         9,635,249
                                         ---------        ----------         ---------        ----------
Total shares issued .............       11,697,224        14,987,369        16,437,999        26,659,819
Shares redeemed .................      (12,097,554)       (7,431,615)       (4,231,449)       (1,643,924)
                                       -----------        ----------        ----------        ----------
Net increase (decrease) .........         (400,330)        7,555,754        12,206,550        25,015,895
                                       ===========        ==========        ==========        ==========

----------
* Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1997

                                           ALLIANCE
                                         MONEY MARKET
                                          PORTFOLIO
                              ----------------------------------
                                YEAR ENDED     OCTOBER 2, 1996*
                               DECEMBER 31,           TO
Class IB                           1997       DECEMBER 31, 1996
--------                      -------------- -------------------
Shares sold .................   15,458,380         353,450
Shares issued in
 reinvestment of
 dividends and
 distributions ..............      276,519           3,389
                                ----------         -------
Total shares issued .........   15,734,899         356,839
Shares redeemed .............   (3,884,676)        (43,566)
                                ----------         -------
Net increase ................   11,850,223         313,273
                                ==========         =======



                                    ALLIANCE
                                  INTERMEDIATE                                            ALLIANCE
                                   GOVERNMENT                  ALLIANCE                  GROWTH AND
                                   SECURITIES                 HIGH YIELD                   INCOME
                                   PORTFOLIO                  PORTFOLIO                   PORTFOLIO
                              ------------------- ---------------------------------- ------------------
                                  MAY 1, 1997*      YEAR ENDED     OCTOBER 2, 1996*     MAY 1, 1997*
                                       TO          DECEMBER 31,           TO                 TO
Class IB                       DECEMBER 31, 1997       1997       DECEMBER 31, 1996   DECEMBER 31, 1997
--------                      ------------------- -------------- ------------------- ------------------
Shares sold .................       536,124         5,872,392           64,659           2,001,059
Shares issued in
 reinvestment of
 dividends and
 distributions ..............         9,576           496,765            3,757             127,333
                                    -------         ---------           ------           ---------
Total shares issued .........       545,700         6,369,157           68,416           2,128,392
Shares redeemed .............       (10,301)          (51,149)              --                (266)
                                    -------         ---------           ------           ---------
Net increase ................       535,399         6,318,008           68,416           2,128,126
                                    =======         =========           ======           =========

                                    ALLIANCE                   ALLIANCE
                                  EQUITY INDEX               COMMON STOCK
                                   PORTFOLIO                  PORTFOLIO
                              ------------------- ----------------------------------
                                  MAY 1, 1997*      YEAR ENDED     OCTOBER 2, 1996*
                                       TO          DECEMBER 31,           TO
Class IB                       DECEMBER 31, 1997       1997       DECEMBER 31, 1996
--------                      ------------------- -------------- -------------------
Shares sold .................         7,451          9,736,070          64,063
Shares issued in
 reinvestment of
 dividends and
 distributions ..............            55            826,867           4,203
                                      -----          ---------          ------
Total shares issued .........         7,506         10,562,937          68,266
Shares redeemed .............        (1,926)           (29,575)             --
                                     ------         ----------          ------
Net increase ................         5,580         10,533,362          68,266
                                     ======         ==========          ======

                                           ALLIANCE                   ALLIANCE
                                            GLOBAL                  INTERNATIONAL
                                          PORTFOLIO                   PORTFOLIO
                              ---------------------------------- ------------------
                                YEAR ENDED     OCTOBER 2, 1996*     MAY 1, 1997*
                               DECEMBER 31,           TO                 TO
Class IB                           1997       DECEMBER 31, 1996   DECEMBER 31, 1997
--------                      -------------- ------------------- ------------------
Shares sold .................   1,232,644           16,657             317,031
Shares issued in
 reinvestment of
 dividends and
 distributions ..............      99,584              486              22,868
                                ---------           ------             -------
Total shares issued .........   1,332,228           17,143             339,899
Shares redeemed .............    (103,224)             ---             (19,496)
                                ---------           ------             -------
Net increase ................   1,229,004           17,143             320,403
                                =========           ======             =======

                                          ALLIANCE
                                      AGGRESSIVE STOCK
                                         PORTFOLIO
                             ----------------------------------
                               YEAR ENDED     OCTOBER 2, 1996*
                              DECEMBER 31,           TO
Class IB                          1997       DECEMBER 31, 1996
--------                     -------------- -------------------
Shares sold ................   1,856,882           16,059
Shares issued in
 reinvestment of
 dividends and
 distributions .............     175,796            1,035
                               ---------           ------
Total shares issued ........   2,032,678           17,094
Shares redeemed ............     (15,597)             ---
                               ---------           ------
Net increase ...............   2,017,081           17,094
                               =========           ======
                                                       ALLIANCE
                                   ALLIANCE          CONSERVATIVE                ALLIANCE
                               SMALL CAP GROWTH       INVESTORS              GROWTH INVESTORS
                                  PORTFOLIO           PORTFOLIO                  PORTFOLIO
                             ------------------- ------------------- ---------------------------------
                                 MAY 1, 1997*        MAY 1, 1997*      YEAR ENDED    OCTOBER 2, 1996*
                                      TO                  TO          DECEMBER 31,          TO
Class IB                      DECEMBER 31, 1997   DECEMBER 31, 1997       1997       DECEMBER 31, 1996
--------                     ------------------- ------------------- -------------- ------------------
Shares sold ................      3,666,066            467,751         1,855,983          26,902
Shares issued in
 reinvestment of
 dividends and
 distributions .............         91,565             20,199           130,747            571
                                  ---------            -------         ---------          ------
Total shares issued ........      3,757,631            487,950         1,986,730          27,473
Shares redeemed ............         (5,055)            (8,774)          (85,261)             (5)
                                  ---------            -------         ---------          ------
Net increase ...............      3,752,576            479,176         1,901,469          27,468
                                  =========            =======         =========          ======

----------
* Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
December 31, 1997

6. Transactions with Affiliated Companies

     An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities. Investments in companies which were affiliates during the year ended December 31, 1997 are summarized as follows:

                                                MARKET VALUE
                                                DECEMBER 31,      PURCHASES         SALES
                                                    1996           AT COST         AT COST
                                               --------------    -----------     -----------
ALLIANCE COMMON STOCK PORTFOLIO:
--------------------------------
CBL & Associates Properties, Inc. (a) ........ $   27,872,550    $        --     $ 1,365,000
Ceridian Corp ................................    148,432,500      5,701,500              --
Chris Craft Industries, Inc. (Class B) .......     49,849,843             --              --
CompUSA, Inc. (a) ............................     65,331,750     60,013,001     131,193,635
Regency Realty Corp. (a) .....................     16,372,125             --       9,420,426
Teleport Communications Group, Inc.
 (Class A) ...................................        610,000    216,341,430      50,817,405
                                               --------------
                                               $  308,468,768
                                               ==============
ALLIANCE AGGRESSIVE STOCK PORTFOLIO:
------------------------------------
Aames Financial Corp. (a) .................... $   39,907,350    $        --     $42,877,524
AK Steel Holding Corp. (a) ...................     52,554,637     73,027,066     115,247,008
Centocor, Inc. ...............................     66,044,550    153,361,306       1,564,875
Circuit City Stores, Inc.-CarMax Group                     --    114,969,960       6,657,086
Comverse Technology, Inc. ....................             --     82,646,377              --
Continental Airlines, Inc. (Class B) .........     47,587,125     95,672,700              --
Crompton & Knowles Corp. .....................     65,534,700     34,325,930         614,460
DT Industries, Inc. (a) ......................     20,366,500     22,230,101      42,269,251
Chancellor Media Corp. (Class A) (a) .........     62,782,500     26,261,011      97,120,056
Harman International Industries, Inc. (a).....     83,281,750     19,373,632      76,334,998
MedImmune, Inc. ..............................     17,205,700        389,200          84,900
Mohawk Industries, Inc. (a) ..................     27,068,800     19,900,747              --
National Steel Corp. (a) .....................             --     28,264,493      28,264,495
Nine West Group, Inc. (a) ....................    144,356,100     17,605,733     133,671,638
Polymer Group, Inc. (a) ......................     36,167,575             --      46,201,328
Security Capital Group, Inc. (Class B) .......             --     40,510,428              --
Suburban Lodges of America ...................     15,078,400      6,099,725       6,680,579
Telephone & Data Systems, Inc. ...............    104,508,750     56,919,636      70,807,836
Tommy Hilfiger Corp. .........................     54,110,400     38,382,299       7,604,889
Ultramar Diamond Shamrock Corp. (a)...........    132,338,671     12,303,736     104,934,966
Xtra Corp. (a) ...............................     59,701,350     13,514,957      78,406,603
                                               --------------
                                               $1,028,594,858
                                               ==============
                                                MARKET VALUE                     REALIZED
                                                DECEMBER 31,      DIVIDEND         GAIN
                                                    1997           INCOME         (LOSS)
                                               --------------    ----------    -----------
ALLIANCE COMMON STOCK PORTFOLIO:
--------------------------------
CBL & Associates Properties, Inc. (a) ........ $   24,865,250    $1,399,008    $   345,043
Ceridian Corp ................................    174,774,688            --             --
Chris Craft Industries, Inc. (Class B) .......     64,143,286            --             --
CompUSA, Inc. (a) ............................             --            --     25,854,610
Regency Realty Corp. (a) .....................      3,563,381       762,216      3,605,448
Teleport Communications Group, Inc.
 (Class A) ...................................    220,103,625            --     30,473,635
                                               --------------    ----------    -----------
                                               $  487,450,230    $2,161,224    $60,278,736
                                               ==============    ==========    ===========
ALLIANCE AGGRESSIVE STOCK PORTFOLIO:
------------------------------------
Aames Financial Corp. (a) .................... $           --    $   48,335    $(9,329,592)
AK Steel Holding Corp. (a) ...................      7,421,675     1,719,840      1,150,485
Centocor, Inc. ...............................    167,463,625            --        538,805
Circuit City Stores, Inc.-CarMax Group             56,346,300            --     (1,898,235)
Comverse Technology, Inc. ....................     72,520,500            --        431,918
Continental Airlines, Inc. (Class B) .........    213,588,375            --             --
Crompton & Knowles Corp. .....................    137,800,000       261,900        292,418
DT Industries, Inc. (a) ......................             --        29,924     (3,199,546)
Chancellor Media Corp. (Class A) (a) .........             --            --    108,624,669
Harman International Industries, Inc. (a).....             --       220,450    (15,768,300)
MedImmune, Inc. ..............................     57,443,925            --        818,670
Mohawk Industries, Inc. (a) ..................     69,103,125            --             --
National Steel Corp. (a) .....................             --            --      3,035,056
Nine West Group, Inc. (a) ....................             --            --     12,984,585
Polymer Group, Inc. (a) ......................             --            --    (22,064,281)
Security Capital Group, Inc. (Class B) .......     38,509,250            --             --
Suburban Lodges of America ...................     12,034,500            --      2,551,018
Telephone & Data Systems, Inc. ...............    133,322,406       629,885     (3,646,115)
Tommy Hilfiger Corp. .........................     68,124,937            --     (1,608,315)
Ultramar Diamond Shamrock Corp. (a)...........     34,750,125     4,075,705      6,800,077
Xtra Corp. (a) ...............................             --       614,880     (6,280,053)
                                               --------------    ----------    -----------
                                               $1,068,428,743    $7,600,919    $73,433,264
                                               ==============    ==========    ===========

----------
(a) Holdings represented less than 5% of outstanding shares at December 31, 1997, although ownership was above 5% for a period of time during the year.

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS
December 31, 1997

SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD(C)

ALLIANCE MONEY MARKET PORTFOLIO:

                                                                            CLASS IA
                                                ----------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                    1997         1996         1995         1994         1993*
                                                ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of period (a) ......   $ 10.17      $ 10.16      $ 10.14      $ 10.12      $ 10.11
                                                  -------      -------      -------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................      0.54         0.54         0.57         0.41         0.30
 Net realized and unrealized gain (loss) on
  investments .................................        --        (0.01)          --           --           --
                                                  --------     --------     --------     --------     --------
 Total from investment operations .............      0.54         0.53         0.57         0.41         0.30
                                                  --------     --------     --------     --------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........     (0.53)       (0.52)       (0.55)       (0.39)       (0.29)
 Dividends in excess of net investment
  income ......................................         --          --           --           --           --
 Distributions from realized gains ............     (0.00)          --           --           --           --
                                                  --------     --------     --------     --------     --------
 Total dividends and distributions ............     (0.53)       (0.52)       (0.55)       (0.39)       (0.29)
                                                  --------     --------     --------     --------     --------
Net asset value, end of period ................   $ 10.18      $ 10.17      $ 10.16      $ 10.14      $ 10.12
                                                  ========     ========     ========     ========     ========
Total return (d) ..............................      5.42%        5.33%        5.74%        4.02%        3.00%
                                                  ========     ========     ========     ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............   $449,960     $463,422     $386,691     $325,391     $248,460
Ratio of expenses to average net assets .......       0.39%        0.43%        0.44%        0.42%        0.42%
Ratio of net investment income to average
 net assets ...................................       5.28%        5.17%        5.53%        4.01%        2.91%

                                                            CLASS IB
                                                ------------------------------
                                                                  OCTOBER 2,
                                                  YEAR ENDED        1996 TO
                                                 DECEMBER 31,    DECEMBER 31,
                                                     1997            1996
                                                -------------- ---------------
Net asset value, beginning of period (a) ......    $ 10.16        $   10.16
                                                   -------        ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ........................       0.52             0.11
 Net realized and unrealized gain (loss) on
  investments .................................          --            0.01
                                                   --------       ---------
 Total from investment operations .............       0.52             0.12
                                                   --------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .........       (0.51)          (0.02)
 Dividends in excess of net investment
  income ......................................          --           (0.10)
 Distributions from realized gains ............       (0.00)             --
                                                   --------       ----------
 Total dividends and distributions ............       (0.51)          (0.12)
                                                   --------       ----------
Net asset value, end of period ................    $  10.17       $   10.16
                                                   ========       ==========
Total return (d) ..............................        5.16%           1.29%
                                                   ========       ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .............    $123,675       $   3,184
Ratio of expenses to average net assets .......        0.63%           0.67%(b)
Ratio of net investment income to average
 net assets ...................................        5.02%           4.94%(b)

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(E):


                                                                           CLASS IA                                CLASS IB
                                                 ------------------------------------------------------------- ----------------
                                                                                                                  MAY 1, 1997
                                                                    YEAR ENDED DECEMBER 31,                           TO
                                                 -------------------------------------------------------------   DECEMBER 31,
                                                     1997         1996        1995        1994        1993*          1997
                                                 ------------ ----------- ----------- ----------- ------------ ----------------
Net asset value, beginning of period (a) .......   $  9.29      $ 9.47      $ 8.87      $ 10.08     $ 10.53       $   9.27
                                                   -------      ------      ------      -------     -------       --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................      0.53        0.54        0.58        0.65         0.59           0.32
 Net realized and unrealized gain (loss) on
  investments ..................................      0.13        (0.19)      0.57       (1.08)        0.51           0.22
                                                   -------      -------     ------      -------     -------       --------
 Total from investment operations ..............      0.66        0.35        1.15       (0.43)        1.10           0.54
                                                   -------      -------     ------      -------     -------       --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........     (0.51)      (0.53)      (0.55)     (0.78)        (0.68)        (0.38)
 Distributions from realized gains .............        --          --          --         --         (0.87)           --
                                                   --------     -------     -------     -------     --------      --------
 Total dividends and distributions .............     (0.51)      (0.53)      (0.55)     (0.78)        (1.55)        (0.38)
                                                   --------     -------     -------     -------     --------      --------
Net asset value, end of period .................   $  9.44      $ 9.29      $ 9.47      $  8.87     $ 10.08       $   9.43
                                                   ========     =======     =======     =======     ========      ========
Total return (d) ...............................       7.29%      3.78%      13.33%       (4.37)%     10.58%         5.83%
                                                   ========   =========   =========    ========     ========      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............   $115,114    $88,384     $71,780     $48,518     $158,511       $  5,052
Ratio of expenses to average net assets ........       0.55%      0.56%       0.57%       0.56%       0.53%           0.81%(b)
Ratio of net investment income to average
 net assets ....................................       5.61%      5.73%       6.15%       6.75%       5.43%           5.15%(b)
Portfolio turnover rate ........................        285%       318%        255%       133%          254%           285%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE QUALITY BOND PORTFOLIO:

                                                                                             CLASS IA
                                                                        ---------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------------
                                                                            1997         1996         1995         1994
                                                                        ------------ ------------ ------------ ------------
Net asset value, beginning of period (a) ..............................   $  9.49      $  9.61      $  8.72      $  9.82
                                                                          -------      -------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ................................................      0.60         0.57         0.57         0.66
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ...............................................      0.24         (0.07)       0.88        (1.16)
                                                                          -------      --------     -------      -------
 Total from investment operations .....................................      0.84         0.50         1.45        (0.50)
                                                                          -------      --------     -------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .................................      (0.59)       (0.60)       (0.56)      (0.55)
 Dividends in excess of net investment income .........................         --        (0.02)          --          --
 Distributions in excess of realized gains ............................         --           --           --          --
 Tax return of capital distributions ..................................         --           --           --       (0.05)
                                                                          --------     --------     --------     -------
 Total dividends and distributions ....................................      (0.59)       (0.62)       (0.56)      (0.60)
                                                                          --------     --------     --------     -------
Net asset value, end of period ........................................   $  9.74      $  9.49      $  9.61      $  8.72
                                                                          ========     ========     ========     =======
Total return (d) ......................................................       9.14%        5.36%       17.02%      (5.10)%
                                                                          ========     ========     ========     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .....................................   $203,233     $155,023     $157,443     $127,575
Ratio of expenses to average net assets ...............................       0.57%        0.59%        0.59%       0.59%
Ratio of net investment income to average net assets ..................       6.19%        6.06%        6.13%       7.17%
Portfolio turnover rate ...............................................        374%         431%         411%        222%



                                                                             CLASS IA
                                                                        ------------------
                                                                          OCTOBER 1, 1993
                                                                                TO
                                                                         DECEMBER 31, 1993
                                                                        ------------------
Net asset value, beginning of period (a) ..............................     $   10.00
                                                                            ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ................................................          0.11
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ...............................................        ( 0.16)
                                                                            ---------
 Total from investment operations .....................................        ( 0.05)
                                                                            ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .................................        ( 0.12)
 Dividends in excess of net investment income .........................            --
 Distributions in excess of realized gains ............................        ( 0.01)
 Tax return of capital distributions ..................................            --
                                                                            ---------
 Total dividends and distributions ....................................        ( 0.13)
                                                                            ---------
Net asset value, end of period ........................................     $    9.82
                                                                            =========
Total return (d) ......................................................        ( 0.51)%
                                                                            =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .....................................     $   104,832
Ratio of expenses to average net assets ...............................          0.69%(b)
Ratio of net investment income to average net assets ..................          4.62%(b)
Portfolio turnover rate ...............................................            77%

ALLIANCE HIGH YIELD PORTFOLIO:


                                                                            CLASS IA
                                                 --------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                 --------------------------------------------------------------
                                                     1997         1996         1995         1994       1993*
                                                 ------------ ------------ ------------ ----------- -----------
Net asset value, beginning of period (a) .......   $ 10.02      $  9.64      $  8.91      $ 10.08     $  9.15
                                                   -------      -------      -------      -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................      1.04         1.02         0.98         0.89       0.94
 Net realized and unrealized gain (loss) on
  investments ..................................      0.75         1.07         0.73       ( 1.17)      1.10
                                                   -------      -------      -------      -------     -------
 Total from investment operations ..............      1.79         2.09         1.71       ( 0.28)      2.04
                                                   -------      -------      -------      -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........     ( 0.97)      ( 0.98)       (0.94)     ( 0.88)     ( 0.92)
 Dividends in excess of net investment
  income .......................................         --       ( 0.03)       (0.04)     ( 0.01)         --
 Distributions from realized gains .............     ( 0.43)      ( 0.70)          --          --      ( 0.19)
 Distributions in excess of realized gains .....         --           --           --          --          --
                                                   --------     --------     --------     -------     -------
 Total dividends and distributions .............     ( 1.40)      ( 1.71)       (0.98)     ( 0.89)     ( 1.11)
                                                   --------     --------     --------     -------     -------
Net asset value, end of period .................   $ 10.41      $ 10.02      $  9.64      $  8.91     $ 10.08
                                                   ========     ========     ========     =======     =======
Total return (d) ...............................      18.48%       22.89%       19.92%     ( 2.79)%     23.15%
                                                   ========     ========     ========     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............   $355,473     $199,360     $118,129     $73,895     $67,169
Ratio of expenses to average net assets ........       0.62%        0.59%        0.60%       0.61%       0.63%
Ratio of net investment income to average
 net assets ....................................       9.82%        9.93%       10.34%       9.23%       9.52%
Portfolio turnover rate ........................        390%         485%         350%        248%        280%

                                                            CLASS IB
                                                 -------------------------------
                                                                   OCTOBER 2,
                                                   YEAR ENDED        1996 TO
                                                  DECEMBER 31,    DECEMBER 31,
                                                      1997            1996
                                                 -------------- ----------------
Net asset value, beginning of period (a) .......    $ 10.01        $   10.25
                                                    -------        ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................      1.05              0.19
 Net realized and unrealized gain (loss) on
  investments ..................................      0.71              0.15
                                                    -------        ---------
 Total from investment operations ..............      1.76              0.34
                                                    -------        ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........      (0.95)           (0.03)
 Dividends in excess of net investment
  income .......................................         --            (0.25)
 Distributions from realized gains .............      (0.43)           (0.01)
 Distributions in excess of realized gains .....         --            (0.29)
                                                    -------        ---------
 Total dividends and distributions .............      (1.38)           (0.58)
                                                    -------        ---------
Net asset value, end of period .................    $ 10.39        $   10.01
                                                    =======        =========
Total return (d) ...............................      18.19%            3.32%
                                                    =======        =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............    $66,338        $     685
Ratio of expenses to average net assets ........       0.88%            0.82%(b)
Ratio of net investment income to average
 net assets ....................................       9.76%            8.71%(b)
Portfolio turnover rate ........................        390%             485%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE GROWTH AND INCOME PORTFOLIO:

                                                                                       CLASS IA
                                                                  --------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                                  --------------------------------------------------
                                                                      1997         1996         1995        1994
                                                                  ------------ ------------ ----------- ------------
Net asset value, beginning of period (a) ........................  $ 13.01      $ 11.70       $  9.70     $  9.95
                                                                   --------     --------      -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................................    0.15         0.24          0.33         0.31
 Net realized and unrealized gain (loss) on investments .........    3.30         2.05          1.97        (0.36)
                                                                   --------     --------      -------     -------
 Total from investment operations ...............................    3.45         2.29          2.30        (0.05)
                                                                   --------     --------      -------     -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........................   (0.15)       (0.23)        (0.30)       (0.20)
 Dividends in excess of net investment income ...................      --           --            --           --
 Distributions from realized gains ..............................   (0.93)       (0.75)           --           --
 Tax return of capital distributions ............................      --           --            --           --
                                                                   ---------    ---------     -------     -------
 Total dividends and distributions ..............................     (1.08)       (0.98)      (0.30)       (0.20)
                                                                   ---------    ---------     -------     -------
Net asset value, end of period ..................................  $ 15.38      $ 13.01       $ 11.70     $  9.70
                                                                   =========    =========     =======     =======
Total return (d) ................................................    26.90%       20.09%        24.07%      (0.58)%
                                                                   =========    =========     =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............................  $ 555,059    $ 232,080     $98,053     $31,522
Ratio of expenses to average net assets .........................       0.58%        0.58%       0.60%       0.78%
Ratio of net investment income to average net assets ............       0.99%        1.94%       3.11%       3.13%
Portfolio turnover rate .........................................         79%          88%         65%         52%
Average commission rate paid (f) ................................  $  0.0586    $  0.0604          --          --

                                                                       CLASS IA           CLASS IB
                                                                  ------------------ ------------------
                                                                    OCTOBER 1, 1993      MAY 1, 1997
                                                                          TO                 TO
                                                                   DECEMBER 31, 1993  DECEMBER 31, 1997
                                                                  ------------------ ------------------
Net asset value, beginning of period (a) ........................     $   10.00          $ 13.42
                                                                      ---------          -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..........................................          0.03             0.05
 Net realized and unrealized gain (loss) on investments .........         (0.06)            2.91
                                                                      ---------          -------
 Total from investment operations ...............................         (0.03)            2.96
                                                                      ---------          -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...........................         (0.02)           (0.09)
 Dividends in excess of net investment income ...................         (0.00)              --
 Distributions from realized gains ..............................            --            (0.93)
 Tax return of capital distributions ............................         (0.00)              --
                                                                      ---------          ---------
 Total dividends and distributions ..............................         (0.02)           (1.02)
                                                                      ---------          ---------
Net asset value, end of period ..................................     $    9.95          $ 15.36
                                                                      =========          =========
Total return (d) ................................................         (0.25)%          22.41%
                                                                      =========          =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............................     $   1,456          $32,697
Ratio of expenses to average net assets .........................          2.70%(b)         0.83%(b)
Ratio of net investment income to average net assets ............          1.12%(b)         0.43%(b)
Portfolio turnover rate .........................................            48%              79%
Average commission rate paid (f) ................................            --          $0.0586

ALLIANCE EQUITY INDEX PORTFOLIO:

                                                                              CLASS IA
                                                               --------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                                ---------------------------------
                                                                  1997        1996         1995
                                                                --------    --------     --------
Net asset value, beginning of period (a) .....................  $  15.16    $  13.13     $   9.87
                                                                --------    --------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................      0.26        0.27         0.26
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................      4.64        2.65         3.32
                                                                --------    --------     --------
 Total from investment operations ............................      4.90        2.92         3.58
                                                                --------    --------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................     (0.25)      (0.25)       (0.22)
 Distributions from realized gains ...........................     (0.07)      (0.64)       (0.09)
 Distributions in excess of realized gains ...................        --          --        (0.01)
                                                                --------    --------     --------
 Total dividends and distributions ...........................     (0.32)      (0.89)       (0.32)
                                                                --------    --------     --------
Net asset value, end of period ...............................  $  19.74    $  15.16     $  13.13
                                                                ========    ========     ========
Total return (d) .............................................     32.58%      22.39%       36.48%
                                                                ========    ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................  $943,631    $386,249     $165,785
Ratio of expenses to average net assets ......................      0.37%       0.39%        0.48%
Ratio of net investment income to average net assets .........      1.46%       1.91%        2.16%
Portfolio turnover rate ......................................         3%         15%           9%
Average commission rate paid (f) .............................  $ 0.0309    $ 0.0306           --

                                                                    CLASS IA           CLASS IB
                                                               ------------------ ------------------
                                                                  MARCH 1, 1994       MAY 1, 1997
                                                                       TO                 TO
                                                                DECEMBER 31, 1994  DECEMBER 31, 1997
                                                               ------------------ ------------------
Net asset value, beginning of period (a) .....................     $   10.00          $  16.35
                                                                   ---------          --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .......................................          0.20              0.14
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions ..............................         (0.09)             3.48
                                                                   ---------          --------
 Total from investment operations ............................          0.11              3.62
                                                                   ---------          --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ........................         (0.20)            (0.17)
 Distributions from realized gains ...........................         (0.03)            (0.07)
 Distributions in excess of realized gains ...................         (0.01)               --
                                                                   ---------          --------
 Total dividends and distributions ...........................         (0.24)            (0.24)
                                                                   ---------          --------
Net asset value, end of period ...............................     $    9.87          $  19.73
                                                                   =========          ========
Total return (d) .............................................          1.08%            22.28%
                                                                   =========          ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ............................     $  36,748          $    110
Ratio of expenses to average net assets ......................          0.49%(b)          0.62%(b)
Ratio of net investment income to average net assets .........          2.42%(b)          1.10%(b)
Portfolio turnover rate ......................................             7%                3%
Average commission rate paid (f) .............................            --          $ 0.0309

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE COMMON STOCK PORTFOLIO:

                                                                               CLASS IA
                                                 ----------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------------
                                                    1997           1996           1995           1994           1993*
                                                 ----------     ----------    -----------    -----------     ----------
Net asset value, beginning of period (a) ....    $    18.23     $    16.48    $     13.36    $     14.65     $    13.49
                                                 ----------     ----------    -----------    -----------     ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................          0.14           0.15          0.20           0.20            0.23
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ..............................          5.12           3.73          4.12          (0.51)           3.10
                                                 ----------     ----------    -----------    -----------     ----------
 Total from investment operations ...........          5.26           3.88          4.32          (0.31)           3.33
                                                 ----------     ----------    -----------    -----------     ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income........         (0.11)         (0.15)        (0.20)         (0.19)          (0.23)
 Dividends in excess of net investment
  income ....................................            --             --         (0.02)         (0.01)          (0.00)
 Distributions from realized gains ..........         (1.77)         (1.76)        (0.95)         (0.77)          (1.94)
 Distributions in excess of realized gains               --          (0.22)        (0.03)            --              --
 Tax return of capital distributions ........            --             --            --          (0.01)             --
                                                 ----------     ----------    -----------    -----------     ----------
 Total dividends and distributions ..........         (1.88)         (2.13)        (1.20)         (0.98)          (2.17)
                                                 ----------     ----------    -----------    -----------     ----------
Net asset value, end of period ..............    $    21.61     $    18.23    $    16.48     $    13.36      $    14.65
                                                 ==========     ==========    ==========     ==========      ==========
Total return (d) ............................         29.40%         24.28%        32.45%         (2.14)%         24.84%
                                                 ==========     ==========    ==========     ==========      ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........    $9,331,994     $6,625,390    $4,879,677     $3,466,245      $3,125,128
Ratio of expenses to average net assets .....          0.39%          0.38%         0.38%          0.38%           0.38%
Ratio of net investment income to
 average net assets .........................          0.69%          0.85%         1.27%          1.40%           1.55%
Portfolio turnover rate .....................            52%            55%           61%            52%             82%
Average commission rate paid (f) ............    $   0.0579     $   0.0565            --             --              --

                                                          CLASS IB
                                              --------------------------------
                                                                OCTOBER 2,
                                                YEAR ENDED        1996 TO
                                               DECEMBER 31,    DECEMBER 31,
                                                   1997            1996
                                              ------------- ------------------
Net asset value, beginning of period (a) ....    $   18.22         $ 17.90
                                                 ---------         -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................         0.10            0.02
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ..............................         5.11            1.52
                                                 ---------         -------
 Total from investment operations ...........         5.21            1.54
                                                 ---------         -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income........        (0.08)          (0.00)
 Dividends in excess of net investment
  income ....................................           --           (0.03)
 Distributions from realized gains ..........        (1.77)          (0.16)
 Distributions in excess of realized gains              --           (1.03)
 Tax return of capital distributions ........           --              --
                                                 ---------         -------
 Total dividends and distributions ..........        (1.85)          (1.22)
                                                 ---------         -------
Net asset value, end of period ..............    $   21.58         $ 18.22
                                                 =========         =======
Total return (d) ............................        29.07%           8.49%
                                                 =========         =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........    $ 228,780         $ 1,244
Ratio of expenses to average net assets .....         0.64%           0.63%(b)
Ratio of net investment income to
 average net assets .........................         0.46%           0.61%(b)
Portfolio turnover rate .....................           52%             55%
Average commission rate paid (f) ............    $  0.0579         $0.0565

ALLIANCE GLOBAL PORTFOLIO:

                                                                           CLASS IA
                                                 -------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------
                                                    1997         1996         1995         1994         1993*
                                                 ----------   ---------     --------    --------      --------
Net asset value, beginning of period (a) ....         16.92   $    15.74    $  13.87    $  13.62      $  11.41
                                                 ----------   ---------     --------    --------      --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................          0.17         0.21        0.26        0.20          0.08
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ..............................          1.75         2.05        2.32        0.52          3.58
                                                 ----------   ---------     --------    --------      --------
 Total from investment operations ...........          1.92         2.26        2.58        0.72          3.66
                                                 ----------   ---------     --------    --------      --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income........         (0.36)      (0.21)       (0.25)      (0.17)        (0.15)
 Dividends in excess of net investment
  income ....................................            --       (0.08)          --          --            --
 Distributions from realized gains ..........         (1.19)      (0.79)       (0.42)      (0.28)        (1.30)
 Distributions in excess of realized gains...            --          --        (0.03)      (0.00)        (0.00)
 Tax return of capital distributions ........            --       (0.00)       (0.01)      (0.02)           --
                                                 ----------   ---------     --------    --------      --------
 Total dividends and distributions ..........         (1.55)      (1.08)       (0.71)      (0.47)        (1.45)
                                                 ----------   ---------     --------    --------      --------
Net asset value, end of period ..............    $    17.29   $   16.92     $  15.74    $  13.87      $  13.62
                                                 ==========   =========     ========    ========      ========
Total return (d) ............................         11.66%      14.60%       18.81%       5.23%        32.09%
                                                ==========    =========     ========   ==========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........    $1,203,867   $ 997,041     $686,140    $421,698      $141,257
Ratio of expenses to average net assets .....          0.69%       0.60%        0.61%       0.69%         0.84%
Ratio of net investment income to
 average net assets .........................          0.97%       1.28%        1.76%       1.41%         0.62%
Portfolio turnover rate .....................            57%         59%          67%         71%          150%
Average commission rate paid (f) ............    $   0.0412    $ 0.0418           --          --            --

                                                          CLASS IB
                                              --------------------------------
                                                                OCTOBER 2,
                                                YEAR ENDED        1996 TO
                                               DECEMBER 31,    DECEMBER 31,
                                                   1997            1996
                                              ------------- ------------------
Net asset value, beginning of period (a) ....  $   16.91         $ 16.57
                                               ---------         -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................       0.12            0.02
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ..............................       1.76            0.81
                                               ---------         -------
 Total from investment operations ...........       1.88            0.83
                                               ---------         -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income........      (0.33)             --
 Dividends in excess of net investment
  income ....................................         --           (0.11)
 Distributions from realized gains ..........      (1.19)          (0.10)
 Distributions in excess of realized gains...         --           (0.28)
 Tax return of capital distributions ........         --           (0.00)
                                               ---------         -------
 Total dividends and distributions ..........      (1.52)          (0.49)
                                               ---------         -------
Net asset value, end of period ..............  $   17.27         $ 16.91
                                               =========         =======
Total return (d) ............................      11.38%           4.98%
                                               =========         =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........  $  21,520         $   290
Ratio of expenses to average net assets .....       0.97%           0.86%(b)
Ratio of net investment income to
 average net assets .........................       0.67%           0.48%(b)
Portfolio turnover rate .....................         57%             59%
Average commission rate paid (f) ............  $  0.0412         $0.0418

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE INTERNATIONAL PORTFOLIO:

                                                                                      CLASS IA                        CLASS IB
                                                                    --------------------------------------------- -----------------
                                                                     YEAR ENDED DECEMBER 31,      APRIL 3, 1995      MAY 1, 1997
                                                                    --------------------------         TO                TO
                                                                         1997         1996      DECEMBER 31, 1995 DECEMBER 31, 1997
                                                                    ------------- ------------ ------------------ -----------------
Net asset value, beginning of period (a) ..........................   $  11.50        $ 10.87         $ 10.00        $  11.39
                                                                      --------        -------         -------        --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ............................................       0.10           0.13            0.14            0.02
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions ...........................................      (0.45)          0.94            0.98           (0.31)
                                                                      --------        -------         -------        --------
 Total from investment operations .................................      (0.35)          1.07            1.12           (0.29)
                                                                      --------        -------         -------        --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .............................      (0.32)         (0.10)          (0.07)          (0.28)
 Dividends in excess of net investment income .....................         --          (0.09)          (0.13)             --
 Distributions from realized gains ................................      (0.56)         (0.25)          (0.05)          (0.56)
                                                                      --------        -------         -------        --------
 Total dividends and distributions ................................      (0.88)         (0.44)          (0.25)          (0.84)
                                                                      --------        -------         -------        --------
Net asset value, end of period ....................................   $  10.27       $  11.50         $ 10.87        $  10.26
                                                                      ========       ========         =======        ========
Total return (d) ..................................................      (2.98)%         9.82%          11.29%          (2.54)%
                                                                      ========       ========         =======        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................................   $190,611       $151,907         $28,684        $  3,286
Ratio of expenses to average net assets ...........................       1.08%          1.06%           1.03%(b)        1.38%(b)
Ratio of net investment income to average net assets ..............       0.83%          1.10%           1.71%(b)        0.20%(b)
Portfolio turnover rate ...........................................         59%            48%             56%             59%
Average commission rate paid (f) ..................................   $  0.0294      $ 0.0251              --        $ 0.0294

ALLIANCE AGGRESSIVE STOCK PORTFOLIO:

                                                                             CLASS IA
                                              ----------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                              ----------------------------------------------------------------------
                                                 1997           1996           1995          1994            1993*
                                              ---------      ---------     ----------     ----------      ----------
Net asset value, beginning of period (a)...   $   35.85      $   35.68     $    30.63     $    31.89      $    29.81
                                              ---------      ---------     ----------     ----------      ----------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ....................        0.04            0.09          0.10           0.04            0.09
 Net realized and unrealized gain
  (loss) on investments ...................        3.71            7.52          9.54          (1.26)           4.91
                                              ---------      ---------     ----------     ----------      ----------
 Total from investment operations..........        3.75            7.61          9.64          (1.22)           5.00
                                              ---------      ---------     ----------     ----------      ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ..................................       (0.05)          (0.09)        (0.10)         (0.04)          (0.09)
 Dividends in excess of net
  investment income .......................          --           (0.00)           --             --              --
 Distributions from realized gains ........       (3.33)          (7.33)        (4.49)            --           (2.75)
 Distributions in excess of realized
  gains ...................................          --           (0.02)           --             --           (0.07)
 Tax return of capital distributions.......          --              --            --          (0.00)          (0.01)
                                              ---------      ---------     ----------     ----------      ----------
 Total dividends and distributions ........       (3.38)          (7.44)        (4.59)         (0.04)          (2.92)
                                              ---------      ---------     ----------     ----------      ----------
Net asset value, end of period ............   $   36.22      $    35.85    $    35.68     $    30.63      $    31.89
                                              =========      ==========    ==========     ==========      ==========
Total return (d) ..........................       10.94%          22.20%        31.63%         (3.81)%         16.77%
                                              =========      ==========    ==========     ==========      ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........   $4,589,771     $3,865,256    $2,700,515     $1,832,164      $1,557,332
Ratio of expenses to average net
 assets ...................................         0.54%          0.48%         0.49%          0.49%           0.49%
Ratio of net investment income
 (loss) to average net assets .............         0.11%          0.24%         0.28%          0.12%           0.28%
Portfolio turnover rate ...................          123%           108%          127%            92%             89%
Average commission rate paid (f) ..........   $   0.0571      $  0.0263            --             --              --



                                                        CLASS IB
                                            ---------------------------------
                                                               OCTOBER 2,
                                              YEAR ENDED         1996 TO
                                             DECEMBER 31,     DECEMBER 31,
                                                 1997             1996
                                            -------------- ------------------
Net asset value, beginning of period (a)...     $ 35.83         $   37.28
                                                -------         ---------
 INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income ....................       (0.11)            (0.01)
 Net realized and unrealized gain
  (loss) on investments ...................        3.77              0.85
                                                -------         ---------
 Total from investment operations..........        3.66              0.84
                                                -------         ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment
  income ..................................       (0.03)               --
 Dividends in excess of net
  investment income .......................          --             (0.02)
 Distributions from realized gains ........       (3.33)            (0.23)
 Distributions in excess of realized
  gains ...................................          --             (2.04)
 Tax return of capital distributions.......          --                --
                                                -------         ---------
 Total dividends and distributions ........       (3.36)            (2.29)
                                                -------         ---------
Net asset value, end of period ............     $ 36.13         $   35.83
                                                =======         =========
Total return (d) ..........................       10.66%             2.32%
                                                =======         =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........     $ 73,486        $     613
Ratio of expenses to average net
 assets ...................................         0.81%            0.73%(b)
Ratio of net investment income
 (loss) to average net assets .............        (0.28)%          (0.10)%(b)
Portfolio turnover rate ...................          123%             108%
Average commission rate paid (f) ..........     $ 0.0571        $  0.0263

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE SMALL CAP GROWTH PORTFOLIO:


                                                                            CLASS IA            CLASS IB
                                                                      -------------------  ------------------
                                                                          MAY 1, 1997          MAY 1, 1997
                                                                               TO                  TO
                                                                       DECEMBER 31, 1997    DECEMBER 31, 1997
                                                                      -------------------  ------------------
Net asset value, beginning of period (a) ............................      $  10.00            $   10.00
                                                                           --------            ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..............................................          0.01                (0.01)
 Net realized and unrealized gain on investments ....................          2.65                 2.65
                                                                           --------            ---------
 Total from investment operations ...................................          2.66                 2.64
                                                                           --------            ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...............................         (0.01)               (0.00)
 Distributions from realized gains ..................................         (0.30)               (0.30)
                                                                           --------            ---------
 Total dividends and distributions ..................................         (0.31)               (0.30)
                                                                           --------            ---------
Net asset value, end of period ......................................      $  12.35            $   12.34
                                                                           ========            =========
Total return (d) ....................................................         26.74%               26.57%
                                                                           ========            =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...................................      $ 94,676            $  46,324
Ratio of expenses to average net assets .............................          0.95%(b)             1.15%(b)
Ratio of net investment income (loss) to average net assets .........          0.10%(b)            (0.12)%(b)
Portfolio turnover rate .............................................            96%                  96%
Average commission rate paid ........................................      $ 0.0488            $  0.0488

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:

                                                                                      CLASS IA
                                                          -----------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------
                                                              1997         1996         1995          1994         1993*
                                                          ------------ ------------ ------------ ------------- ------------
Net asset value, beginning of period (a) ................  $   11.29    $   11.52     $  10.15      $  11.12      $ 10.94
                                                           ---------    ---------     --------      --------      -------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................       0.49         0.50         0.60          0.55         0.52
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions .........       0.97         0.07         1.43         (1.00)        0.65
                                                           ---------    ---------     --------      --------      -------
 Total from investment operations .......................       1.46         0.57         2.03         (0.45)        1.17
                                                           ---------    ---------     --------      --------      -------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...................      (0.49)       (0.51)       (0.59)        (0.52)       (0.50)
 Dividends in excess of net investment income ...........         --           --           --            --        (0.00)
 Distributions from realized gains ......................      (0.37)       (0.27)       (0.07)           --        (0.49)
 Distributions in excess of realized gains ..............         --        (0.02)          --            --           --
                                                           ---------    ---------     --------      --------      -------
 Total dividends and distributions ......................      (0.86)       (0.80)       (0.66)        (0.52)       (0.99)
                                                           ---------    ---------     --------      --------      -------
Net asset value, end of period ..........................  $   11.89    $   11.29     $  11.52      $  10.15     $  11.12
                                                           =========    =========     ========      ========     ========
Total return (d) ........................................      13.25%        5.21%       20.40%        (4.10)%      10.76%
                                                           =========    =========     ========      ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................  $ 307,847    $ 282,402     $252,101      $173,691     $114,418
Ratio of expenses to average net assets .................       0.57%        0.61%        0.59%         0.59%        0.60%
Ratio of net investment income to average net assets.....       4.17%        4.48%        5.48%         5.22%        4.49%
Portfolio turnover rate .................................        206%         181%         287%          228%         178%
Average commission rate paid (f) ........................  $  0.0413    $  0.0488           --            --           --

                                                               CLASS IB
                                                          ------------------
                                                              MAY 1, 1997
                                                                  TO
                                                           DECEMBER 31, 1997
                                                          ------------------
Net asset value, beginning of period (a) ................      $  11.29
                                                               --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................          0.31
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions .........          1.01
                                                               --------
 Total from investment operations .......................          1.32
                                                               --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...................         (0.36)
 Dividends in excess of net investment income ...........            --
 Distributions from realized gains ......................         (0.37)
 Distributions in excess of realized gains ..............            --
                                                               --------
 Total dividends and distributions ......................         (0.73)
                                                               --------
Net asset value, end of period ..........................      $  11.88
                                                               ========
Total return (d) ........................................         11.84%
                                                               ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................      $  5,694
Ratio of expenses to average net assets .................          0.80%(b)
Ratio of net investment income to average net assets.....          3.82%(b)
Portfolio turnover rate .................................           206%
Average commission rate paid (f) ........................      $ 0.0413

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1997

ALLIANCE BALANCED PORTFOLIO:

                                                                               CLASS IA
                                              ---------------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------------
                                                   1997           1996           1995            1994           1993*
                                              -------------- -------------- -------------- --------------- --------------
Net asset value, beginning of period (a) ....    $   16.64      $    16.76    $    14.87     $    16.67      $    16.19
                                                 ---------      ----------    ----------     ----------      ----------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ......................         0.58            0.53          0.54           0.45            0.50
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions ..............................         1.86            1.31          2.36          (1.78)           1.46
                                                 ---------      ----------    ----------     ----------      ----------
 Total from investment operations ...........         2.44            1.84          2.90          (1.33)           1.96
                                                 ---------      ----------    ----------     ----------      ----------
 LESS DISTRIBUTIONS:
 Dividends from net investment income........        (0.59)          (0.53)        (0.54)         (0.44)          (0.50)
 Dividends in excess of net investment
  income ....................................           --              --            --          (0.03)             --
 Distributions from realized gains ..........        (0.91)          (1.40)        (0.47)             --          (0.95)
 Distributions in excess of realized gains...           --           (0.03)           --              --          (0.03)
 Tax return of capital distributions ........           --              --            --          (0.00)             --
                                                 ---------      ----------    ----------     ----------      ----------
 Total dividends and distributions ..........        (1.50)          (1.96)        (1.01)         (0.47)          (1.48)
                                                 ---------      ----------    ----------     ----------      ----------
Net asset value, end of period ..............    $   17.58      $    16.64    $    16.76     $    14.87      $    16.67
                                                 =========      ==========    ==========     ==========      ==========
Total return (d) ............................        15.06%          11.68%        19.75%         (8.02)%         12.28%
                                                 =========      ==========    ==========     ==========      ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...........    $1,724,089     $1,637,856    $1,523,142     $1,329,820      $1,364,640
Ratio of expenses to average net assets .....          0.45%          0.41%         0.40%          0.39%           0.39%
Ratio of net investment income to average
 net assets .................................          3.30%          3.15%         3.33%          2.87%           2.99%
Portfolio turnover rate .....................           146%           177%          186%           115%             99%
Average commission rate paid (f) ............    $   0.0409     $   0.0516            --             --              --

ALLIANCE GROWTH INVESTORS PORTFOLIO:

                                                                               CLASS IA
                                                 ---------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                      1997           1996          1995          1994         1993*
                                                 -------------- -------------- ------------ ------------- ------------
Net asset value, beginning of period (a) .......    $   17.20      $    17.68    $  14.66      $  15.61     $  14.69
                                                    ---------      ----------    --------      --------     --------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................         0.41            0.40        0.57          0.50         0.43
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions .................................         2.43            1.66        3.24         (0.98)        1.79
                                                    ---------      ----------    --------      --------     --------
 Total from investment operations ..............         2.84            2.06        3.81         (0.48)        2.22
                                                    ---------      ----------    --------      --------     --------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........        (0.46)          (0.40)      (0.54)        (0.46)       (0.42)
 Dividends in excess of net investment
  income .......................................           --           (0.03)      (0.01)        (0.01)          --
 Distributions from realized gains .............        (1.03)          (2.10)      (0.24)           --        (0.88)
 Distributions in excess of realized gains .....           --           (0.01)         --            --           --
                                                    ---------      ----------    --------      --------     --------
 Total dividends and distributions .............         (1.49)         (2.54)      (0.79)        (0.47)       (1.30)
                                                    ---------      ----------    --------      --------     --------
Net asset value, end of period .................    $    18.55     $    17.20    $  17.68      $  14.66     $  15.61
                                                    ==========     ==========    ========      ========     ========
Total return (d) ...............................         16.87%         12.61%      26.37%        (3.15)%      15.26%
                                                    ==========     ==========    ========      ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............    $1,630,389     $1,301,643    $896,134      $492,478     $278,467
Ratio of expenses to average net assets ........          0.57%          0.57%       0.56%         0.59%        0.62%
Ratio of net investment income to average
 net assets ....................................          2.18%          2.31%       3.43%         3.32%        2.71%
Portfolio turnover rate ........................           121%           190%        107%          131%         118%
Average commission rate paid (f) ...............    $   0.0460      $  0.0495          --            --           --

                                                            CLASS IB
                                                 -------------------------------
                                                                   OCTOBER 2,
                                                   YEAR ENDED        1996 TO
                                                  DECEMBER 31,    DECEMBER 31,
                                                      1997            1996
                                                 -------------- ----------------
Net asset value, beginning of period (a) .......   $   17.19       $   16.78
                                                   ---------       ---------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................        0.36            0.07
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions .................................        2.43            0.71
                                                   ---------       ---------
 Total from investment operations ..............        2.79            0.78
                                                   ---------       ---------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ..........       (0.43)          (0.02)
 Dividends in excess of net investment
  income .......................................          --           (0.09)
 Distributions from realized gains .............       (1.03)          (0.02)
 Distributions in excess of realized gains .....          --           (0.24)
                                                   ---------       ---------
 Total dividends and distributions .............       (1.46)          (0.37)
                                                   ---------       ---------
Net asset value, end of period .................   $   18.52       $   17.19
                                                   =========       =========
Total return (d) ...............................       16.58%           4.64%
                                                   =========       =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..............   $  35,730       $     472
Ratio of expenses to average net assets ........        0.82%           0.84%(b)
Ratio of net investment income to average
 net assets ....................................        1.88%           1.69%(b)
Portfolio turnover rate ........................         121%            190%
Average commission rate paid (f) ...............   $  0.0460       $  0.0495

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Concluded)
December 31, 1997

* Prior to July 22, 1993, Equitable Capital Management Corporation ("Equitable Capital") served as the investment adviser to the Trust. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Capital and became the investment adviser to the Trust.

(a) Date as of which funds were first allocated to the Portfolios are as follows:

      Class IA:

      Alliance Common Stock Portfolio--June 16, 1975
      Alliance Money Market Portfolio--July 13, 1981
      Alliance Balanced Portfolio--January 27, 1986
      Alliance Aggressive Stock Portfolio--January 27, 1986
      Alliance High Yield Portfolio--January 2, 1987
      Alliance Global Portfolio--August 27, 1987
      Alliance Conservative Investors Portfolio--October 2, 1989
      Alliance Growth Investors Portfolio--October 2, 1989
      Alliance Intermediate Government Securities Portfolio--April 1, 1991 Alliance Quality Bond Portfolio--October 1, 1993
      Alliance Growth and Income Portfolio--October 1, 1993
      Alliance Equity Index Portfolio--March 1, 1994
      Alliance International Portfolio--April 3, 1995
      Alliance Small Cap Growth--May 1, 1997

      Class IB:

      Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Global, Alliance Aggressive Stock and Alliance Growth Investors Portfolios--October 2, 1996.

      Alliance Intermediate Government Securities, Alliance Growth and Income, Alliance Equity Index, Alliance International, Alliance Small Cap Growth and Alliance Conservative Investors Portfolios--May 1, 1997.

(b)   Annualized.

(c) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(d) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(e) On February 22, 1994, shares of the Alliance Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Alliance Short-Term World Income Portfolio.

(f) For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate paid per share for equity security trades on which commissions are charged.

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Trustees and Shareholders of
The Hudson River Trust


In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Alliance Money Market Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance Quality Bond Portfolio, Alliance High Yield Portfolio, Alliance Growth and Income Portfolio, Alliance Equity Index Portfolio, Alliance Common Stock Portfolio, Alliance Global Portfolio, Alliance International Portfolio, Alliance Aggressive Stock Portfolio, Alliance Small Cap Growth Portfolio, Alliance Conservative Investors Portfolio, Alliance Balanced Portfolio and Alliance Growth Investors Portfolio (constituting the fourteen portfolios of The Hudson River Trust, hereafter referred to as the "Trust") at December 31, 1997, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP

1177 Avenue of the Americas
New York, New York 10036
February 9, 1998

                                   APPENDIX A


DESCRIPTION OF COMMERCIAL PAPER RATINGS


A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS


The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

    o    liquidity ratios are adequate to meet cash requirements;

    o    long-term senior debt is rated "A" or better;

    o the issuer has access to at least two additional channels of borrowing;

    o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

    o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

    o    the reliability and quality of management are unquestioned.


Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.


The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:


    o    evaluation of the management of the issuer;

    o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

    o evaluation of the issuer's products in relation to competition and customer acceptance;

    o    liquidity;

    o    amount and quality of long-term debt;

    o    trend of earnings over a period of ten years;

    o financial strength of parent company and the relationships which exist with the issuer; and

    o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                                      A-1